      As filed with the Securities and Exchange Commission on November 6, 2006
                                                    Registration Nos. 033-74174
                                                                      811-08306
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
        Pre-Effective Amendment No.                        [ ]
        Post-Effective Amendment No. 10                    [X]
                              and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
        Amendment No. 96                                   [X]

                       (Check appropriate box or boxes)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)
                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                                200 Park Avenue
                              New York, NY 10166
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                        (Name and Address of Guarantor)
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
            Executive Vice President, General Counsel and Secretary
                   First MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680
                                  Copies to:
                               W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004
                                (202) 383-0590

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on (date) pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under Variable Annuity Contracts

  Note:

   This registration statement incorporates by reference the Prospectus, Statement of Additional Information and Part C dated May 1, 2002 as filed in Post-Effective Amendment No. 9 on May 1, 2002 pursuant to Rule 485(b) of the Securities Act of 1933 (File No. 033-74174/ 811-08306).

The Prospectus, dated May 1, 2002, as filed on June 26, 2002 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated December 10, 2002 to the Prospectus, dated May 1, 2002, as filed on December 10, 2002 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated May 1, 2003 to the Prospectus, dated May 1, 2002, as filed on September 24, 2002 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated December 19, 2003 to the Prospectus, dated May 1, 2002, as filed on December 19, 2003 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated December 30, 2003 to the Supplements, dated May 1, 2003, as filed on December 31, 2003 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated December 30, 2003 to the Supplements, dated May 1, 2003, as filed on January 6, 2004 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated January 16, 2004 to the Prospectus, dated May 1, 2002, as filed on January 16, 2004 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated May 1, 2004 to the Prospectus, dated May 1, 2002, as filed on May 27, 2004 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated November 22, 2004 to the Prospectus, dated May 1, 2002, as filed on November 18, 2004 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated February 22, 2005 to the Prospectus, dated May 1, 2002, as filed on February 22, 2005 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated May 1, 2005 to the Prospectus, dated May 1, 2002, as filed on May 2, 2005 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated November 1, 2005 to the Prospectus, dated May 1, 2002, as filed on October 31, 2005 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated December 19, 2005 to the Prospectus, dated May 1, 2002, as filed on December 15, 200 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated January 3, 2006 to the Prospectus, dated May 1, 2002, as filed on January 3, 2006 pursuant to Rule 497 is incorporated herein by reference.

The Supplements dated May 1, 2006 to the Prospectus, dated May 1, 2002, as filed on April 28, 2006 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated August 4, 2006 to the Prospectus, dated May 1, 2002, as filed on August 4, 2006 pursuant to Rule 497 is incorporated herein by reference.

The purpose of this Post-Effective Amendment No. 10 to the Registration Statement for First MetLife Investors Variable Annuity Account One is to add the financial statements of General American Life Insurance Company to the Statement of Additional Information and certain undertakings to the Part C concerning the Guarantee agreement with General American Life Insurance Company.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
                PROSPECTUS DATED MAY 1, 2002 (AS SUPPLEMENTED)

   This supplement updates information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," and "our"). This supplement should be read in its entirety and kept together with the prospectus for future reference.

1. INVESTMENT PORTFOLIOS ADDED

   On or about November 13, 2006, five asset allocation portfolios will be added as investment options under the contract. The following information supplements the information in the "Investment Portfolio Expenses" table in the "FEE TABLES AND EXAMPLES" section of the prospectus.

                                                                                               NET
                                                                                              TOTAL
                                                                                             ANNUAL
                                                                                            PORTFOLIO
                                                                                            EXPENSES
                                                                                            INCLUDING
                                                             TOTAL   CONTRACTUAL NET TOTAL (ESTIMATED)
                                  MANAGE- 12B-1/            ANNUAL     EXPENSE    ANNUAL   EXPENSES OF
                                   MENT   SERVICE  OTHER   PORTFOLIO SUBSIDY OR  PORTFOLIO UNDERLYING
                                   FEES    FEES   EXPENSES EXPENSES   DEFERRAL   EXPENSES  PORTFOLIOS
                                  ------- ------- -------- --------- ----------- --------- -----------
MET INVESTORS SERIES TRUST
  -- METLIFE ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
     Portfolio*..................  0.10%   0.25%    0.05%    0.40%      0.05%      0.35%      0.99%
   MetLife Moderate Strategy
     Portfolio*..................  0.09%   0.25%    0.01%    0.35%      0.00%      0.35%      1.01%
MET INVESTORS SERIES TRUST
  -- GALLATIN ASSET ALLOCATION PORTFOLIOS
   Strategic Growth and Income
     Portfolio**.................  0.15%   0.25%    0.13%    0.53%      0.13%      0.40%      1.11%
   Strategic Conservative Growth
     Portfolio**.................  0.15%   0.25%    0.13%    0.53%      0.13%      0.40%      1.20%
   Strategic Growth Portfolio**..  0.15%   0.25%    0.13%    0.53%      0.13%      0.40%      1.26%

--------
* Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Each MetLife Asset Allocation Program Portfolio invests substantially all of its assets in other underlying portfolios of the Met Investors Series Trust or of Metropolitan Series Fund, Inc. As an investor in an underlying portfolio, each Portfolio bears its pro rata portion of the operating expenses of that underlying portfolio, including the management fee. The weighted average of the total operating expenses of the underlying portfolios as of December 31, 2005 were 0.64% for the MetLife Defensive Strategy Portfolio and 0.66% for the MetLife Moderate Strategy Portfolio. As shown in the Contractual Expense Subsidy or Deferral column of the table, a contractual expense limitation arrangement is in effect until at least April 30, 2007 with respect to the MetLife Defensive Strategy Portfolio. Before this expense limitation, the total annual operating
              ------
   expenses of the MetLife Defensive Strategy Portfolio are 0.40% and the net total annual operating expenses including expenses of underlying portfolios are 1.04%.
** Total annual portfolio expenses are estimated for the year ended
   December 31, 2007. Each Gallatin Asset Allocation Portfolio will invest substantially all of its assets in other underlying portfolios of the Met Investors Series Trust or of Metropolitan Series Fund, Inc. As an investor in an underlying portfolio, the Portfolio also will bear its pro rata portion of the operating expenses of that underlying portfolio, including

                                                                     SUPP-N13AA
   the management fee. The expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios (after any applicable expense limitations) for the year ended
               -----
   December 31, 2005 (or in the case of an underlying portfolio not in existence on December 31, 2005, estimated expenses for the year ended December 31, 2006), estimated according to the Portfolio's allocation targets in place as of the date of the Portfolio prospectus. (See the Portfolio prospectus for a description of each Portfolio's allocation target.) After any applicable expense limitations, the estimated weighted
            -----
   average of the total operating expenses of the underlying portfolios is:
   0.71% for the Strategic Growth and Income Portfolio; 0.80% for the Strategic Conservative Growth Portfolio; and 0.86% for the Strategic Growth Portfolio. Before any applicable expense limitations, the estimated weighted average of
   ------
   the total operating expenses of the underlying portfolios are: 0.91% for the Strategic Growth and Income Portfolio; 1.05% for the Strategic Conservative Growth Portfolio; and 1.23% for the Strategic Growth Portfolio. The expense limitations applicable to the underlying portfolios are in effect until at least April 30, 2007. The expense limitation arrangements applicable to the Portfolios (as shown in the Contractual Expense Subsidy or Deferral column of the table) are in effect until at least April 30, 2008.

   Add the following under "Met Investors Series Trust (Class A or Class B (as noted))" in the "INVESTMENT OPTIONS" section of the prospectus:

   MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B) MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio

   MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B) Strategic Growth and Income Portfolio
   Strategic Conservative Growth Portfolio
   Strategic Growth Portfolio

   Add the following to the "INVESTMENT OPTIONS" section after the "Automatic Rebalancing Program" subsection:

   DESCRIPTION OF THE GALLATIN ASSET ALLOCATION PORTFOLIOS

   The following Gallatin Asset Allocation Portfolios (Class B) are available under the contract:

     .   Strategic Growth and Income Portfolio

     .   Strategic Conservative Growth Portfolio

     .   Strategic Growth Portfolio

   Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the Gallatin Asset Allocation Portfolios. Gallatin Asset Management, Inc. ("Gallatin"), an affiliate of A.G. Edwards, is the sub-adviser of each of these portfolios.

   Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc. that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). (See the fund prospectus for a description of each portfolio's target allocation.) Gallatin establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Gallatin may add new underlying investment portfolios or replace existing underlying investment portfolios or change the allocations among the underlying investment portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the underlying investment portfolios, or the availability of other underlying investment portfolios that may provide a risk-adjusted benefit to a portfolio.

   On a regular basis, Gallatin will evaluate each Gallatin Asset Allocation Portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, Gallatin will consider whether to make changes to any of the underlying investment portfolios.

   DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

   The following MetLife Asset Allocation Program Portfolios (Class B) are available under the contract:

     .   MetLife Defensive Strategy Portfolio

     .   MetLife Moderate Strategy Portfolio

   Each of these portfolios is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife Asset Allocation Program Portfolios.

   Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)

   Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

   The following information supplements the information under "Met Investors Series Trust (Class A or Class B (as noted))" in "APPENDIX B, PART 1 -- INVESTMENT OBJECTIVES AND STRATEGIES" of the prospectus. For additional information, you should refer to the prospectus for each portfolio.

   MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

   METLIFE DEFENSIVE STRATEGY PORTFOLIO
       ADVISER: Met Investors Advisory LLC
       INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital, a secondary objective.

   METLIFE MODERATE STRATEGY PORTFOLIO
       ADVISER: Met Investors Advisory LLC
       INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

   MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B)

   STRATEGIC GROWTH AND INCOME PORTFOLIO
       SUBADVISER: Gallatin Asset Management, Inc.
       INVESTMENT OBJECTIVE: Seeks both growth of capital and income where growth takes precedence over income.

   STRATEGIC CONSERVATIVE GROWTH PORTFOLIO
       SUBADVISER: Gallatin Asset Management, Inc.
       INVESTMENT OBJECTIVE: Seeks primarily growth of capital with a level of risk expected to be less than that of an investor fully invested in stocks.

   STRATEGIC GROWTH PORTFOLIO
       SUBADVISER: Gallatin Asset Management, Inc.
       INVESTMENT OBJECTIVE: Seeks growth of capital.

   Add the following information to "APPENDIX B, PART 2 -- PORTFOLIOS AVAILABLE WITH YOUR CONTRACT" in the section that references the name of your contract.

   MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B) MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio

   MET INVESTORS SERIES TRUST -- GALLATIN ASSET ALLOCATION PORTFOLIOS (CLASS B) Strategic Growth and Income Portfolio
   Strategic Conservative Growth Portfolio
   Strategic Growth Portfolio

2. OTHER INFORMATION

   The corresponding paragraph in the "Distributor" section of the prospectus, as supplemented, is modified as follows:

   Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth and Income ETF Portfolio, the Cyclical Growth ETF Portfolio, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio, and the Strategic Growth Portfolio (the "Gallatin-Subadvised Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the Gallatin-Subadvised Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of Met Investors Series Trust.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the Gallatin-Subadvised Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the Gallatin-Subadvised Portfolios.

   THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 First MetLife Investors Insurance      Telephone: 800-343-8496
 Company
 Annuity Service Office
 Des Moines, Iowa 50306-0366

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
              THE PROSPECTUS DATED MAY 1, 2002 (AS SUPPLEMENTED)

   This supplement updates information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B variable annuity contracts issued by First MetLife Investors Insurance Company. This supplement should be read in its entirety and kept together with the prospectus for future reference.

1. INVESTMENT PORTFOLIO

   On or about November 13, 2006, the American Funds Global Growth Fund (Class 2 Shares) will be added as an investment portfolio under the contract. The following information supplements the information in the "Investment Portfolio Expenses" table in the "FEE TABLES AND EXAMPLES" section of the prospectus.

                                                                        TOTAL ANNUAL
                                      MANAGEMENT 12B-1/SERVICE  OTHER    PORTFOLIO
                                         FEES        FEES      EXPENSES   EXPENSES
                                      ---------- ------------- -------- ------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund.    0.58%       0.25%       0.04%      0.87%*

--------
* The portfolio's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total Annual Portfolio Expenses do not reflect this waiver. With this waiver, Net Total Annual Portfolio Expenses are 0.82%.

   The following information is added to the information in "Appendix B -- PARTICIPATING INVESTMENT PORTFOLIOS" of the prospectus. For additional information, you should refer to the prospectus for the portfolio.

   AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   The American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. Class 2 shares of the following investment portfolio are available under the contract:

   AMERICAN FUNDS GLOBAL GROWTH FUND -- (Class 2)
   ADVISER: Capital Research and Management Company
   INVESTMENT OBJECTIVE: Seeks capital appreciation through stocks.

2. OTHER INFORMATION -- DISTRIBUTOR

   Add the following at the end of the subsection titled "Distributor":

   We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund for the services it provides in marketing the Fund's shares in connection with the contract.

3. ANNUITY PAYMENTS (THE INCOME PHASE) -- ANNUITY DATE

   Replace the second paragraph in the subsection titled "Annuity Date" with the following:

   When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90/th/ birthday or ten
   (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.

                                                                      SUPP-N13B

   THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 First MetLife Investors Insurance
   Company                              Telephone: (800) 343-8496
 Annuity Service Office
 Des Moines, Iowa 50306-0366

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                      TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002
               (INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY)

This will supplement the Statements of Additional Information dated May 1, 2002, as supplemented. The following information is provided with respect to the Individual Fixed and Variable Deferred Annuity and the Individual Single Purchase Payment Deferred Variable Annuity Contract (each, the "Contract") issued by First MetLife Investors Insurance Company (the "Company").

FIRST METLIFE INVESTORS

For Contracts issued on or before December 31, 2002, General American Life Insurance Company ("General American"), the former parent of the Company, agreed to ensure that the Company will have sufficient funds to meet its obligations under the Contracts. In the event an owner or beneficiary of such a Contract presents a legitimate claim for payment, General American will pay such claim directly to the Contract owner or beneficiary if the Company is unable to make such payment. This guarantee is enforceable by such Contract owner or beneficiary against General American directly without any requirement that the Contract owner or beneficiary first file a claim against the Company. The guarantee agreement is binding on General American, its successors or assigns and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American's rating.

EXPERTS

The financial statements of the subaccounts comprising First MetLife Investors Variable Annuity Account One included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

The consolidated financial statements of First MetLife Investors Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The consolidated financial statements of General American Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively) and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

LEGAL OPINIONS

The section "Legal Opinions" in the Statement of Additional Information is deleted in its entirety.

FINANCIAL STATEMENTS

The financial statements of the Registrant, the Company and General American are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Contracts. The financial statements of General American have been included because for Contracts issued on or before December 31, 2002, General American agreed to ensure that the Company will have sufficient funds to meet its obligations under the Contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP
St. Louis, Missouri
March 31, 2006

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                   Met Investors
                                                        -----------------------------------------------------------------------
                                                        Lord Abbett Lord Abbett Lord Abbett Lord Abbett Lord Abbett Lord Abbett
                                                        Growth and  Growth and     Bond        Bond       Mid-Cap     Mid-Cap
                                                          Income      Income     Debenture   Debenture     Value       Value
                                                         Portfolio  Portfolio B  Portfolio  Portfolio B  Portfolio  Portfolio B
                                                        ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth and Income Portfolio   $  906,114  $         - $        -  $         - $        -  $        -
   32,842 shares; cost $747,493
Met Investors Lord Abbett Growth and Income Portfolio B          -   28,768,599          -            -          -           -
   1,049,183 shares; cost $26,349,677
Met Investors Lord Abbett Bond Debenture Portfolio               -            -    139,576            -          -           -
   11,366 shares; cost $136,332
Met Investors Lord Abbett Bond Debenture Portfolio B             -            -          -   19,668,428          -           -
   1,613,489 shares; cost $19,797,979
Met Investors Lord Abbett Mid-Cap Value Portfolio                -            -          -            -    296,004           -
   13,173 shares; cost $198,483
Met Investors Lord Abbett Mid-Cap Value Portfolio B              -            -          -            -          -   1,255,922
   56,370 shares; cost $1,066,460
Met Investors Met/Putnam Capital Opportunities
 Portfolio A                                                     -            -          -            -          -           -
   7,951 shares; cost $106,025
Met Investors Met/Putnam Capital Opportunities
 Portfolio B                                                     -            -          -            -          -           -
   694 shares; cost $9,380
                                                        ----------  ----------- ----------  ----------- ----------  ----------
Total Investments                                          906,114   28,768,599    139,576   19,668,428    296,004   1,255,922
Cash and Accounts Receivable                                     -            -          -            -          -           -
Due from MetLife Investors Insurance Company                     -            -          -            1          2           2
                                                        ----------  ----------- ----------  ----------- ----------  ----------
Total Assets                                               906,114   28,768,599    139,576   19,668,429    296,006   1,255,924
LIABILITIES:
Due to MetLife Investors Insurance Company                       1            1          -            -          -           -
                                                        ----------  ----------- ----------  ----------- ----------  ----------
NET ASSETS                                              $  906,113  $28,768,598 $  139,576  $19,668,429 $  296,006  $1,255,924
                                                        ==========  =========== ==========  =========== ==========  ==========
Outstanding Units                                           18,351      594,666      8,020    1,153,716     11,580      49,838
Unit Fair Values                                        $    49.25  $     40.97 $    17.40  $     16.75 $    25.48  $    23.23
                                                                to           to                      to         to          to
                                                        $    49.38  $     52.55             $     18.12 $    25.56  $    26.45

                                                        ----------------------------
                                                         Met/Putnam    Met/Putnam
                                                           Capital       Capital
                                                        Opportunities Opportunities
                                                         Portfolio A   Portfolio B
                                                        ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors):
Met Investors Lord Abbett Growth and Income Portfolio    $        -    $        -
   32,842 shares; cost $747,493
Met Investors Lord Abbett Growth and Income Portfolio B           -             -
   1,049,183 shares; cost $26,349,677
Met Investors Lord Abbett Bond Debenture Portfolio                -             -
   11,366 shares; cost $136,332
Met Investors Lord Abbett Bond Debenture Portfolio B              -             -
   1,613,489 shares; cost $19,797,979
Met Investors Lord Abbett Mid-Cap Value Portfolio                 -             -
   13,173 shares; cost $198,483
Met Investors Lord Abbett Mid-Cap Value Portfolio B               -             -
   56,370 shares; cost $1,066,460
Met Investors Met/Putnam Capital Opportunities
 Portfolio A                                                123,312             -
   7,951 shares; cost $106,025
Met Investors Met/Putnam Capital Opportunities
 Portfolio B                                                      -        10,658
   694 shares; cost $9,380
                                                         ----------    ----------
Total Investments                                           123,312        10,658
Cash and Accounts Receivable                                      -             -
Due from MetLife Investors Insurance Company                      -             1
                                                         ----------    ----------
Total Assets                                                123,312        10,659
LIABILITIES:
Due to MetLife Investors Insurance Company                        -             -
                                                         ----------    ----------
NET ASSETS                                               $  123,312    $   10,659
                                                         ==========    ==========
Outstanding Units                                             6,884           619
Unit Fair Values                                         $    17.91    $    14.65
                                                                  to
                                                          $    18.17

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                 Met Investors
                                                       ---------------------------------------------------------------
                                                       Oppenheimer  Oppenheimer     Janus       Janus    Lord Abbett
                                                         Capital      Capital    Aggressive  Aggressive    Growth
                                                       Appreciation Appreciation   Growth      Growth    Opportunity
                                                       Portfolio A  Portfolio B  Portfolio A Portfolio B  Portfolio
                                                       ------------ ------------ ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Oppenheimer Capital Appreciation
 Portfolio A                                            $  101,407  $         -  $        -  $         - $        -
   11,670 shares; cost $95,705
Met Investors Oppenheimer Capital Appreciation
 Portfolio B                                                     -   18,209,021           -            -          -
   2,112,415 shares; cost $17,352,578
Met Investors Janus Aggressive Growth Portfolio A                -            -     146,997            -          -
   16,896 shares; cost $118,037
Met Investors Janus Aggressive Growth Portfolio B                -            -           -   10,001,499          -
   1,162,965 shares; cost $8,185,459
Met Investors Lord Abbett Growth Opportunity Portfolio           -            -           -            -    128,937
   12,653 shares; cost $101,030
Met Investors Lord Abbett Growth Opportunity
 Portfolio B                                                     -            -           -            -          -
   10,551 shares; cost $96,915
Met Investors PIMCO Total Return Bond Portfolio A                -            -           -            -          -
   1,238 shares; cost $14,052
Met Investors PIMCO Total Return Bond Portfolio B                -            -           -            -          -
   1,581,938 shares; cost $18,421,185
                                                        ----------  -----------  ----------  ----------- ----------
Total Investments                                          101,407   18,209,021     146,997   10,001,499    128,937
Cash and Accounts Receivable                                     -            -           -            -          -
Due from MetLife Investors Insurance Company                     8            -           -            -          -
                                                        ----------  -----------  ----------  ----------- ----------
Total Assets                                               101,415   18,209,021     146,997   10,001,499    128,937
LIABILITIES:
Due to MetLife Investors Insurance Company                       -            -           -            1          -
                                                        ----------  -----------  ----------  ----------- ----------
NET ASSETS                                              $  101,415  $18,209,021  $  146,997  $10,001,498 $  128,937
                                                        ==========  ===========  ==========  =========== ==========
Outstanding Units                                            9,568    2,128,762      13,240    1,255,373     12,656
Unit Fair Values                                        $    10.60  $      8.41  $    11.10  $      7.84 $    10.19
                                                                             to                       to
                                                                    $      8.91              $      8.06

                                                       -----------------------------------
                                                       Lord Abbett    PIMCO
                                                         Growth    Total Return  PIMCO Total
                                                       Opportunity     Bond      Return Bond
                                                       Portfolio B Portfolio A   Portfolio B
                                                       ----------- ------------  -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Oppenheimer Capital Appreciation
 Portfolio A                                           $        -   $        -   $         -
   11,670 shares; cost $95,705
Met Investors Oppenheimer Capital Appreciation
 Portfolio B                                                    -            -             -
   2,112,415 shares; cost $17,352,578
Met Investors Janus Aggressive Growth Portfolio A               -            -             -
   16,896 shares; cost $118,037
Met Investors Janus Aggressive Growth Portfolio B               -            -             -
   1,162,965 shares; cost $8,185,459
Met Investors Lord Abbett Growth Opportunity Portfolio          -            -             -
   12,653 shares; cost $101,030
Met Investors Lord Abbett Growth Opportunity
 Portfolio B                                              105,932            -             -
   10,551 shares; cost $96,915
Met Investors PIMCO Total Return Bond Portfolio A               -       14,364             -
   1,238 shares; cost $14,052
Met Investors PIMCO Total Return Bond Portfolio B               -            -    18,192,285
   1,581,938 shares; cost $18,421,185
                                                       ----------   ----------   -----------
Total Investments                                         105,932       14,364    18,192,285
Cash and Accounts Receivable                                    -            -             -
Due from MetLife Investors Insurance Company                    -            1             1
                                                       ----------   ----------   -----------
Total Assets                                              105,932       14,365    18,192,286
LIABILITIES:
Due to MetLife Investors Insurance Company                      -            -             -
                                                       ----------   ----------   -----------
NET ASSETS                                             $  105,932   $   14,365   $18,192,286
                                                       ==========   ==========   ===========
Outstanding Units                                          10,454        1,164     1,505,054
Unit Fair Values                                       $     9.63   $    12.34   $     11.67
                                                               to            to
                                                       $    10.38   $     12.59

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                                     Met Investors
                                                       -------------------------------------------------------------------
                                                           RCM     T. Rowe Price T. Rowe Price      MFS           MFS
                                                         Global       Mid-Cap       Mid-Cap      Research      Research
                                                       Technology     Growth        Growth     International International
                                                       Portfolio B  Portfolio A   Portfolio B    Portfolio    Portfolio B
                                                       ----------- ------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors RCM Global Technology Portfolio B        $2,669,093   $        -    $         -   $        -    $         -
   528,533 shares; cost $2,288,145
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio A                                                    -       13,293              -            -              -
   1,566 shares; cost $10,307
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio B                                                    -            -     10,416,437            -              -
   1,243,012 shares; cost $8,669,999
Met Investors MFS Research International Portfolio              -            -              -      284,247              -
   21,865 shares; cost $209,819
Met Investors MFS Research International Portfolio B            -            -              -            -     14,156,076
   1,093,978 shares; cost $11,594,106
Met Investors Lazard Mid-Cap Portfolio B                        -            -              -            -              -
   469,378 shares; cost $6,234,681
Met Investors Met/AIM Small-Cap Growth Portfolio B              -            -              -            -              -
   767,341 shares; cost $9,013,568
Met Investors Harris Oakmark International Portfolio B          -            -              -            -              -
   1,447,928 shares; cost $19,049,740
                                                       ----------   ----------    -----------   ----------    -----------
Total Investments                                       2,669,093       13,293     10,416,437      284,247     14,156,076
Cash and Accounts Receivable                                    -            -              -            -              -
Due from MetLife Investors Insurance Company                    -            -              -            -              -
                                                       ----------   ----------    -----------   ----------    -----------
Total Assets                                            2,669,093       13,293     10,416,437      284,247     14,156,076
LIABILITIES:
Due to MetLife Investors Insurance Company                      -            -              -            -              1
                                                       ----------   ----------    -----------   ----------    -----------
NET ASSETS                                             $2,669,093   $   13,293    $10,416,437   $  284,247    $14,156,075
                                                       ==========   ==========    ===========   ==========    ===========
Outstanding Units                                         566,844        1,632      1,306,424       15,741      1,111,839
Unit Fair Values                                       $     4.63   $     8.15    $      7.84   $    12.97    $     12.30
                                                               to                          to           to             to
                                                       $     4.76                 $      8.30   $    18.06    $     13.26

                                                       --------------------------------------
                                                                     Met/AIM         Harris
                                                         Lazard     Small-Cap        Oakmark
                                                         Mid-Cap     Growth       International
                                                       Portfolio B Portfolio B     Portfolio B
                                                       ----------- -----------    -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors RCM Global Technology Portfolio B        $        -  $         -     $         -
   528,533 shares; cost $2,288,145
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio A                                                    -            -               -
   1,566 shares; cost $10,307
Met Investors T. Rowe Price Mid-Cap Growth
 Portfolio B                                                    -            -               -
   1,243,012 shares; cost $8,669,999
Met Investors MFS Research International Portfolio              -            -               -
   21,865 shares; cost $209,819
Met Investors MFS Research International Portfolio B            -            -               -
   1,093,978 shares; cost $11,594,106
Met Investors Lazard Mid-Cap Portfolio B                6,369,459            -               -
   469,378 shares; cost $6,234,681
Met Investors Met/AIM Small-Cap Growth Portfolio B              -   10,366,771               -
   767,341 shares; cost $9,013,568
Met Investors Harris Oakmark International Portfolio B          -            -      23,326,113
   1,447,928 shares; cost $19,049,740
                                                       ----------  -----------     -----------
Total Investments                                       6,369,459   10,366,771      23,326,113
Cash and Accounts Receivable                                    -            -               -
Due from MetLife Investors Insurance Company                    1            -               2
                                                       ----------  -----------     -----------
Total Assets                                            6,369,460   10,366,771      23,326,115
LIABILITIES:
Due to MetLife Investors Insurance Company                      -            -               -
                                                       ----------  -----------     -----------
NET ASSETS                                             $6,369,460  $10,366,771     $23,326,115
                                                       ==========  ===========     ===========
Outstanding Units                                         444,232      804,060       1,495,693
Unit Fair Values                                       $    14.12  $     12.70     $     15.38
                                                               to           to              to
                                                       $    14.50  $     13.04     $     15.78

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                         Met Investors
                                             ----------------------------------------------------------------------------
                                             Third Avenue Third Avenue     PIMCO      Lord Abbett  Neuberger   Neuberger
                                              Small-Cap    Small-Cap     Inflation     America's    Berman      Berman
                                                Value        Value     Protected Bond    Value    Real Estate Real Estate
                                              Portfolio   Portfolio B   Portfolio B   Portfolio B  Portfolio  Portfolio B
                                             ------------ ------------ -------------- ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Third Avenue Small-Cap Value
 Portfolio                                    $  102,320  $         -   $         -   $        -  $        -  $        -
   6,160 shares; cost $85,058
Met Investors Third Avenue Small-Cap Value
 Portfolio B                                           -   19,872,934             -            -           -           -
   1,200,781 shares; cost $16,139,984
Met Investors PIMCO Inflation Protected Bond
 Portfolio B                                           -            -    22,975,627            -           -           -
   2,135,281 shares; cost $22,906,213
Met Investors Lord Abbett America's Value
 Portfolio B                                           -            -             -      105,310           -           -
   7,490 shares; cost $102,729
Met Investors Neuberger Berman Real Estate
 Portfolio                                             -            -             -            -      75,151           -
   5,311 shares; cost $64,966
Met Investors Neuberger Berman Real Estate
 Portfolio B                                           -            -             -            -           -   6,035,254
   427,729 shares; cost $5,005,680
Met Investors Turner Mid-Cap Growth
 Portfolio B                                           -            -             -            -           -           -
   336,791 shares; cost $3,463,063
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio B                                           -            -             -            -           -           -
   787,945 shares; cost $9,248,580
                                              ----------  -----------   -----------   ----------  ----------  ----------
Total Investments                                102,320   19,872,934    22,975,627      105,310      75,151   6,035,254
Cash and Accounts Receivable                           -            -             -            -           -           -
Due from MetLife Investors Insurance Company           -            -             -            -           -           -
                                              ----------  -----------   -----------   ----------  ----------  ----------
Total Assets                                     102,320   19,872,934    22,975,627      105,310      75,151   6,035,254
LIABILITIES:
Due to MetLife Investors Insurance Company             -            2             1            1           1           1
                                              ----------  -----------   -----------   ----------  ----------  ----------
NET ASSETS                                    $  102,320  $19,872,932   $22,975,626   $  105,309  $   75,150  $6,035,253
                                              ==========  ===========   ===========   ==========  ==========  ==========
Outstanding Units                                  4,955    1,229,026     2,063,635        7,280       2,977     422,711
Unit Fair Values                              $    16.37  $     15.98   $     10.95   $    14.23  $    25.24  $    14.12
                                                      to           to            to           to                      to
                                              $    20.65  $     16.35   $     11.25   $    14.52              $    14.36

                                             --------------------------
                                               Turner    Goldman Sachs
                                               Mid-Cap      Mid-Cap
                                               Growth        Value
                                             Portfolio B  Portfolio B
                                             ----------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Third Avenue Small-Cap Value
 Portfolio                                   $        -   $        -
   6,160 shares; cost $85,058
Met Investors Third Avenue Small-Cap Value
 Portfolio B                                          -            -
   1,200,781 shares; cost $16,139,984
Met Investors PIMCO Inflation Protected Bond
 Portfolio B                                          -            -
   2,135,281 shares; cost $22,906,213
Met Investors Lord Abbett America's Value
 Portfolio B                                          -            -
   7,490 shares; cost $102,729
Met Investors Neuberger Berman Real Estate
 Portfolio                                            -            -
   5,311 shares; cost $64,966
Met Investors Neuberger Berman Real Estate
 Portfolio B                                          -            -
   427,729 shares; cost $5,005,680
Met Investors Turner Mid-Cap Growth
 Portfolio B                                  4,071,801            -
   336,791 shares; cost $3,463,063
Met Investors Goldman Sachs Mid-Cap Value
 Portfolio B                                          -    9,888,706
   787,945 shares; cost $9,248,580
                                             ----------   ----------
Total Investments                             4,071,801    9,888,706
Cash and Accounts Receivable                          -            -
Due from MetLife Investors Insurance Company          -            -
                                             ----------   ----------
Total Assets                                  4,071,801    9,888,706
LIABILITIES:
Due to MetLife Investors Insurance Company            -            2
                                             ----------   ----------
NET ASSETS                                   $4,071,801   $9,888,704
                                             ==========   ==========
Outstanding Units                               335,209      748,084
Unit Fair Values                             $    12.09   $    13.16
                                                     to           to
                                             $    12.32   $    13.41

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                            Met Investors
                                          -------------------------------------------------------------------------------------
                                            Defensive     Moderate      Balanced       Growth      Aggressive
                                            Strategy      Strategy      Strategy      Strategy      Strategy    Cyclical Growth
                                          Fund of Funds Fund of Funds Fund of Funds Fund of Funds Fund of Funds       ETF
                                           Portfolio B   Portfolio B   Portfolio B   Portfolio B   Portfolio B    Portfolio B
                                          ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Defensive Strategy Fund of
 Funds Portfolio B                         $15,665,995   $         -  $          -  $          -   $         -    $        -
   1,522,448 shares; cost $15,217,222
Met Investors Moderate Strategy Fund of
 Funds Portfolio B                                   -    47,950,958             -             -             -             -
   4,536,514 shares; cost $46,296,117
Met Investors Balanced Strategy Fund of
 Funds Portfolio B                                   -             -   122,628,864             -             -             -
   11,229,749 shares; cost $117,464,141
Met Investors Growth Strategy Fund of
 Funds Portfolio B                                   -             -             -   144,440,072             -             -
   12,670,182 shares; cost $135,377,828
Met Investors Aggressive Strategy Fund
 of Funds Portfolio B                                -             -             -             -    22,767,192             -
   1,949,246 shares; cost $21,035,266
Met Investors Cyclical Growth ETF
 Portfolio B                                         -             -             -             -             -       114,821
   11,324 shares; cost $115,274
Met Investors Cyclical Growth & Income
 ETF Portfolio B                                     -             -             -             -             -             -
   - shares; cost $0
Met Investors VanKampen ComStock
 Portfolio B                                         -             -             -             -             -             -
   92,809 shares; cost $956,073
                                           -----------   -----------  ------------  ------------   -----------    ----------
Total Investments                           15,665,995    47,950,958   122,628,864   144,440,072    22,767,192       114,821
Cash and Accounts Receivable                         -             -             -             -             -             -
Due from MetLife Investors Insurance
 Company                                             -             -             -             -             -             -
                                           -----------   -----------  ------------  ------------   -----------    ----------
Total Assets                                15,665,995    47,950,958   122,628,864   144,440,072    22,767,192       114,821
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             3             -             1             1             -             -
                                           -----------   -----------  ------------  ------------   -----------    ----------
NET ASSETS                                 $15,665,992   $47,950,958  $122,628,863  $144,440,071   $22,767,192    $  114,821
                                           ===========   ===========  ============  ============   ===========    ==========
Outstanding Units                            1,508,431     4,506,020    11,206,666    12,697,225     1,961,998        11,292
Unit Fair Values                           $     10.35   $     10.61  $      10.91  $      11.34   $     11.56    $    10.17
                                                    to            to            to            to            to            to
                                           $     10.43   $     10.69  $      10.99  $      11.43   $     11.65    $    10.17

                                          ----------------------------
                                             Cyclical
                                          Growth & Income  VanKampen
                                                ETF        ComStock
                                            Portfolio B   Portfolio B
                                          --------------- -----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Defensive Strategy Fund of
 Funds Portfolio B                          $        -    $        -
   1,522,448 shares; cost $15,217,222
Met Investors Moderate Strategy Fund of
 Funds Portfolio B                                   -             -
   4,536,514 shares; cost $46,296,117
Met Investors Balanced Strategy Fund of
 Funds Portfolio B                                   -             -
   11,229,749 shares; cost $117,464,141
Met Investors Growth Strategy Fund of
 Funds Portfolio B                                   -             -
   12,670,182 shares; cost $135,377,828
Met Investors Aggressive Strategy Fund
 of Funds Portfolio B                                -             -
   1,949,246 shares; cost $21,035,266
Met Investors Cyclical Growth ETF
 Portfolio B                                         -             -
   11,324 shares; cost $115,274
Met Investors Cyclical Growth & Income
 ETF Portfolio B                                     -             -
   - shares; cost $0
Met Investors VanKampen ComStock
 Portfolio B                                         -       964,281
   92,809 shares; cost $956,073
                                            ----------    ----------
Total Investments                                    -       964,281
Cash and Accounts Receivable                         -             -
Due from MetLife Investors Insurance
 Company                                             -             -
                                            ----------    ----------
Total Assets                                         -       964,281
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -             -
                                            ----------    ----------
NET ASSETS                                  $        -    $  964,281
                                            ==========    ==========
Outstanding Units                                    -        92,205
Unit Fair Values                            $    10.13    $    10.41
                                                    to            to
                                            $    10.13    $    10.52

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       Met Investors                          Russell
                                                       ------------- --------------------------------------------------
                                                        Legg Mason
                                                       Value Equity  Multi-Style Aggressive     Non-U.S.  Core Bond
                                                        Portfolio B  Equity Fund Equity Fund      Fund      Fund
                                                       ------------- ----------- -----------   ---------- ----------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Legg Mason Value Equity Portfolio B       $   30,758   $        -  $        -    $        - $        -
   2,888 shares; cost $31,082
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                                  -      186,761           -             -          -
   13,969 shares; cost $163,079
Russell Aggressive Equity Fund                                   -            -      37,769             -          -
   2,623 shares; cost $30,218
Russell Non-U.S. Fund                                            -            -           -        42,803          -
   3,376 shares; cost $29,571
Russell Core Bond Fund                                           -            -           -             -    282,186
   27,584 shares; cost $283,510
Russell Real Estate Securities Fund                              -            -           -             -          -
   3,976 shares; cost $46,935
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                    -            -           -             -          -
   2,914 shares; cost $61,566
AIM Capital Appreciation Fund B                                  -            -           -             -          -
   - shares; cost $0
                                                        ----------   ----------  ----------    ---------- ----------
Total Investments                                           30,758      186,761      37,769        42,803    282,186
Cash and Accounts Receivable                                     -            -           -             -          -
Due from MetLife Investors Insurance Company                     -            1           -             -          1
                                                        ----------   ----------  ----------    ---------- ----------
Total Assets                                                30,758      186,762      37,769        42,803    282,187
LIABILITIES:
Due to MetLife Investors Insurance Company                       1            -           -             -          -
                                                        ----------   ----------  ----------    ---------- ----------
NET ASSETS                                              $   30,757   $  186,762  $   37,769    $   42,803 $  282,187
                                                        ==========   ==========  ==========    ========== ==========
Outstanding Units                                            2,896       22,238       3,032         4,134     21,169
Unit Fair Values                                        $    10.61   $     8.40  $    12.46    $    10.36 $    13.33
                                                                to
                                                        $    10.63

                                                                              AIM
                                                       -------     -------------------------
                                                       Real Estate   Capital       Capital
                                                       Securities  Appreciation  Appreciation
                                                          Fund         Fund         Fund B
                                                       ----------- ------------  ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors), continued:
Met Investors Legg Mason Value Equity Portfolio B      $        -   $        -    $        -
   2,888 shares; cost $31,082
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                                 -            -             -
   13,969 shares; cost $163,079
Russell Aggressive Equity Fund                                  -            -             -
   2,623 shares; cost $30,218
Russell Non-U.S. Fund                                           -            -             -
   3,376 shares; cost $29,571
Russell Core Bond Fund                                          -            -             -
   27,584 shares; cost $283,510
Russell Real Estate Securities Fund                        68,706            -             -
   3,976 shares; cost $46,935
AIM Variable Insurance Funds, Inc. (AIM):
AIM Capital Appreciation Fund                                   -       71,927             -
   2,914 shares; cost $61,566
AIM Capital Appreciation Fund B                                 -            -             -
   - shares; cost $0
                                                       ----------   ----------    ----------
Total Investments                                          68,706       71,927             -
Cash and Accounts Receivable                                    -            -             -
Due from MetLife Investors Insurance Company                    -            -             -
                                                       ----------   ----------    ----------
Total Assets                                               68,706       71,927             -
LIABILITIES:
Due to MetLife Investors Insurance Company                      2            1             -
                                                       ----------   ----------    ----------
NET ASSETS                                             $   68,704   $   71,926    $        -
                                                       ==========   ==========    ==========
Outstanding Units                                           2,699       10,598             -
Unit Fair Values                                       $    25.46   $     6.79    $     6.73
                                                                             to
                                                                     $    22.78

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                     AIM              Alliance        Scudder II          MFS
                                                         --------------------------- ----------- --------------------- ----------
                                                                                      Bernstein
                                                         International International  Large-Cap  Small-Cap  Government Investors
                                                            Growth        Growth       Growth     Growth    Securities   Trust
                                                             Fund         Fund B     Portfolio B Portfolio  Portfolio  Series B
                                                         ------------- ------------- ----------- ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc. (AIM), continued:
AIM International Growth Fund                             $   13,156    $        -   $        -  $        - $        - $        -
   568 shares; cost $9,537
AIM International Growth Fund B                                    -        90,552            -           -          -          -
   3,937 shares; cost $82,472
Alliance Variable Products Series Fund, Inc. (Alliance):
Alliance Bernstein Large-Cap Growth Portfolio B                    -             -            -           -          -          -
   - shares; cost $0
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                              -             -            -           -          -          -
   - shares; cost $0
Scudder II Government Securities Portfolio                         -             -            -           -          -          -
   - shares; cost $0
MFS Variable Insurance Trust (MFS):
Investors Trust Series B                                           -             -            -           -          -          -
   - shares; cost $0
Oppenheimer Variable Account Funds (Oppenheimer):
Oppenheimer Capital Appreciation Fund                              -             -            -           -          -          -
   - shares; cost $0
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                                        -             -            -           -          -          -
   4,994 shares; cost $119,365
                                                          ----------    ----------   ----------  ---------- ---------- ----------
Total Investments                                             13,156        90,552            -           -          -          -
Cash and Accounts Receivable                                       -             -            -           -          -          -
Due from MetLife Investors Insurance Company                       -             -            -           -          -          -
                                                          ----------    ----------   ----------  ---------- ---------- ----------
Total Assets                                                  13,156        90,552            -           -          -          -
LIABILITIES:
Due to MetLife Investors Insurance Company                         2             -            -           -          -          -
                                                          ----------    ----------   ----------  ---------- ---------- ----------
NET ASSETS                                                $   13,154    $   90,552   $        -  $        - $        - $        -
                                                          ==========    ==========   ==========  ========== ========== ==========
Outstanding Units                                              1,457         4,498            -           -          -          -
Unit Fair Values                                          $     9.03    $     8.94   $    32.67  $     9.53 $    13.61 $    11.17
                                                                                to           to
                                                                        $    21.15   $    34.49

                                                         Oppenheimer    Putnam
                                                         ------------ ----------

                                                           Capital     Growth &
                                                         Appreciation   Income
                                                             Fund        Fund
                                                         ------------ ----------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc. (AIM), continued:
AIM International Growth Fund                             $        -  $        -
   568 shares; cost $9,537
AIM International Growth Fund B                                    -           -
   3,937 shares; cost $82,472
Alliance Variable Products Series Fund, Inc. (Alliance):
Alliance Bernstein Large-Cap Growth Portfolio B                    -           -
   - shares; cost $0
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio                              -           -
   - shares; cost $0
Scudder II Government Securities Portfolio                         -           -
   - shares; cost $0
MFS Variable Insurance Trust (MFS):
Investors Trust Series B                                           -           -
   - shares; cost $0
Oppenheimer Variable Account Funds (Oppenheimer):
Oppenheimer Capital Appreciation Fund                              -           -
   - shares; cost $0
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                                        -     132,388
   4,994 shares; cost $119,365
                                                          ----------  ----------
Total Investments                                                  -     132,388
Cash and Accounts Receivable                                       -           -
Due from MetLife Investors Insurance Company                       -           -
                                                          ----------  ----------
Total Assets                                                       -     132,388
LIABILITIES:
Due to MetLife Investors Insurance Company                         -           2
                                                          ----------  ----------
NET ASSETS                                                $        -  $  132,386
                                                          ==========  ==========
Outstanding Units                                                  -      11,456
Unit Fair Values                                          $    66.58  $    11.56
                                                                  to
                                                          $    72.34

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                             Putnam                                    Templeton
                                                     ------------------------------------------------------ ---------------------

                                                      Growth &    Equity                         Small-Cap   Foreign    Foreign
                                                       Income     Income                Vista    Value Fund Securities Securities
                                                       Fund B     Fund B   Vista Fund   Fund B       B         Fund      Fund B
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust (Putnam), continued:
Putnam Growth & Income Fund B                        $   33,819 $        - $        - $        - $        - $        - $        -
   1,284 shares; cost $28,988
Putnam Equity Income Fund B                                   -     48,195          -          -          -          -          -
   3,467 shares; cost $46,863
Putnam Vista Fund                                             -          -    492,311          -          -          -          -
   34,792 shares; cost $597,095
Putnam Vista Fund B                                           -          -          -         75          -          -          -
   5 shares; cost $67
Putnam Small-Cap Value Fund B                                 -          -          -          -          -          -          -
   - shares; cost $0
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Foreign Securities Fund                             -          -          -          -          -     85,795          -
   5,416 shares; cost $80,647
Templeton Foreign Securities Fund B                           -          -          -          -          -          -    320,684
   20,530 shares; cost $276,275
Templeton Developing Markets Securities Fund                  -          -          -          -          -          -          -
   8,545 shares; cost $52,653
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
Total Investments                                        33,819     48,195    492,311         75          -     85,795    320,684
Cash and Accounts Receivable                                  -          -          -          -          -          -          -
Due from MetLife Investors Insurance Company                  2          1         75          -          -          1          -
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
Total Assets                                             33,821     48,196    492,386         75          -     85,796    320,684
LIABILITIES:
Due to MetLife Investors Insurance Company                    -          -          -         75          -          -          1
                                                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
NET ASSETS                                           $   33,821 $   48,196 $  492,386 $        - $        - $   85,796 $  320,683
                                                     ========== ========== ========== ========== ========== ========== ==========
Outstanding Units                                         2,228      3,446     76,454          -          -      7,448     17,405
Unit Fair Values                                     $    12.80 $    13.76 $     6.44 $    12.83 $    22.12 $    11.52 $    11.63
                                                             to         to                    to         to                    to
                                                     $    56.51 $    14.04            $    15.65 $    22.72            $    30.90

                                                     -----------
                                                     Developing
                                                      Markets
                                                     Securities
                                                        Fund
                                                     ----------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust (Putnam), continued:
Putnam Growth & Income Fund B                        $        -
   1,284 shares; cost $28,988
Putnam Equity Income Fund B                                   -
   3,467 shares; cost $46,863
Putnam Vista Fund                                             -
   34,792 shares; cost $597,095
Putnam Vista Fund B                                           -
   5 shares; cost $67
Putnam Small-Cap Value Fund B                                 -
   - shares; cost $0
Franklin Templeton Variable Insurance Products Trust
 (Templeton):
Templeton Foreign Securities Fund                             -
   5,416 shares; cost $80,647
Templeton Foreign Securities Fund B                           -
   20,530 shares; cost $276,275
Templeton Developing Markets Securities Fund             93,912
   8,545 shares; cost $52,653
                                                     ----------
Total Investments                                        93,912
Cash and Accounts Receivable                                  -
Due from MetLife Investors Insurance Company                  -
                                                     ----------
Total Assets                                             93,912
LIABILITIES:
Due to MetLife Investors Insurance Company                    -
                                                     ----------
NET ASSETS                                           $   93,912
                                                     ==========
Outstanding Units                                         5,548
Unit Fair Values                                     $    16.93



See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                        Templeton
                                                      ---------------------------------------------- -------------
                                                      Developing
                                                       Markets     Growth   Mutual Shares VIP Income
                                                      Securities Securities  Securities   Securities Equity-Income
                                                        Fund B     Fund B      Fund B     Portfolio   Portfolio B
                                                      ---------- ---------- ------------- ---------- -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance Products
 Trust (Templeton), continued:
Templeton Developing Markets Securities Fund B        $  389,838 $        -  $        -   $        -  $        -
   35,765 shares; cost $295,252
Templeton Growth Securities Fund B                             -          -           -            -           -
   - shares; cost $0
Templeton Mutual Shares Securities Fund B                      -          -           -            -           -
   - shares; cost $0
Templeton VIP Income Securities Portfolio                      -          -           -            -           -
   - shares; cost $0
Fidelity Variable Insurance Products Fund (Fidelity):
Fidelity Equity-Income Portfolio B                             -          -           -            -      46,566
   1,850 shares; cost $44,129
Fidelity Growth Portfolio B                                    -          -           -            -           -
   21,093 shares; cost $644,620
Fidelity Mid-Cap Portfolio B                                   -          -           -            -           -
   - shares; cost $0
Fidelity VIP Contrafund Portfolio                              -          -           -            -           -
   - shares; cost $0
                                                      ---------- ----------  ----------   ----------  ----------
Total Investments                                        389,838          -           -            -      46,566
Cash and Accounts Receivable                                   -          -           -            -           -
Due from MetLife Investors Insurance Company                   -          -           -            -           -
                                                      ---------- ----------  ----------   ----------  ----------
Total Assets                                             389,838          -           -            -      46,566
LIABILITIES:
Due to MetLife Investors Insurance Company                     1          -           -            -           1
                                                      ---------- ----------  ----------   ----------  ----------
NET ASSETS                                            $  389,837 $        -  $        -   $        -  $   46,565
                                                      ========== ==========  ==========   ==========  ==========
Outstanding Units                                         33,161          -           -            -       3,059
Unit Fair Values                                      $     9.76 $    15.41  $    18.72   $    33.58  $    13.33
                                                              to         to          to           to          to
                                                      $    16.02 $    16.65  $    20.33   $    38.78  $    55.59

                                                             Fidelity
                                                      -----------------------------------


                                                        Growth      Mid-Cap   Contrafund
                                                      Portfolio B Portfolio B Portfolio
                                                      ----------- ----------- ----------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance Products
 Trust (Templeton), continued:
Templeton Developing Markets Securities Fund B        $        -  $        -  $        -
   35,765 shares; cost $295,252
Templeton Growth Securities Fund B                             -           -           -
   - shares; cost $0
Templeton Mutual Shares Securities Fund B                      -           -           -
   - shares; cost $0
Templeton VIP Income Securities Portfolio                      -           -           -
   - shares; cost $0
Fidelity Variable Insurance Products Fund (Fidelity):
Fidelity Equity-Income Portfolio B                             -           -           -
   1,850 shares; cost $44,129
Fidelity Growth Portfolio B                              702,191           -           -
   21,093 shares; cost $644,620
Fidelity Mid-Cap Portfolio B                                   -           -           -
   - shares; cost $0
Fidelity VIP Contrafund Portfolio                              -           -           -
   - shares; cost $0
                                                      ----------  ----------  ----------
Total Investments                                        702,191           -           -
Cash and Accounts Receivable                                   -           -           -
Due from MetLife Investors Insurance Company                   1           -           -
                                                      ----------  ----------  ----------
Total Assets                                             702,192           -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                     -           -           -
                                                      ----------  ----------  ----------
NET ASSETS                                            $  702,192  $        -  $        -
                                                      ==========  ==========  ==========
Outstanding Units                                         25,301           -           -
Unit Fair Values                                      $    11.99  $    31.55  $    33.90
                                                              to          to          to
                                                      $    55.40  $    32.45  $    37.22

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                               MetLife
                                                ---------------------------------------------------------------------------

                                                                 FI        BlackRock   BlackRock   BlackRock    BlackRock
                                                Stock Index International Bond Income Bond Income Money Market Money Market
                                                Portfolio B    Stock B     Portfolio  Portfolio B  Portfolio   Portfolio B
                                                ----------- ------------- ----------- ----------- ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife):
MetLife Stock Index Portfolio B                 $12,415,190  $        -   $        -  $        -   $        -  $         -
   383,067 shares; cost $11,806,648
MetLife FI International Stock B                          -     365,393            -           -            -            -
   27,432 shares; cost $242,445
MetLife BlackRock Bond Income Portfolio                   -           -       19,318           -            -            -
   175 shares; cost $19,141
MetLife BlackRock Bond Income
 Portfolio B                                              -           -            -      63,789            -            -
   584 shares; cost $64,246
MetLife BlackRock Money Market Portfolio                  -           -            -           -      171,310            -
   1,713 shares; cost $171,310
MetLife BlackRock Money Market Portfolio
 Portfolio B                                              -           -            -           -            -   11,443,997
   114,440 shares; cost $11,443,997
MetLife Davis Venture Value Fund E                        -           -            -           -            -            -
   1,147,913 shares; cost $30,231,065
MetLife Harris Oakmark Focused Value Fund B               -           -            -           -            -            -
   61,032 shares; cost $13,948,495
                                                -----------  ----------   ----------  ----------   ----------  -----------
Total Investments                                12,415,190     365,393       19,318      63,789      171,310   11,443,997
Cash and Accounts Receivable                              -           -            -           -            -            -
Due from MetLife Investors Insurance Company              -           -            -           -           34            4
                                                -----------  ----------   ----------  ----------   ----------  -----------
Total Assets                                     12,415,190     365,393       19,318      63,789      171,344   11,444,001
LIABILITIES:
Due to MetLife Investors Insurance Company                -           -            -          11            -            -
                                                -----------  ----------   ----------  ----------   ----------  -----------
NET ASSETS                                      $12,415,190  $  365,393   $   19,318  $   63,778   $  171,344  $11,444,001
                                                ===========  ==========   ==========  ==========   ==========  ===========
Outstanding Units                                 1,070,187      21,458          405       1,422       17,035    1,147,033
Unit Fair Values                                $     11.43  $    14.55   $    47.73  $    41.32   $    10.06  $      9.81
                                                         to          to                       to                        to
                                                $     11.73  $    17.28               $    52.26               $     10.39

                                                ---------------------------
                                                   Davis
                                                  Venture   Harris Oakmark
                                                   Value    Focused Value
                                                  Fund E        Fund B
                                                ----------- --------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc. (MetLife):
MetLife Stock Index Portfolio B                 $         -  $         -
   383,067 shares; cost $11,806,648
MetLife FI International Stock B                          -            -
   27,432 shares; cost $242,445
MetLife BlackRock Bond Income Portfolio                   -            -
   175 shares; cost $19,141
MetLife BlackRock Bond Income
 Portfolio B                                              -            -
   584 shares; cost $64,246
MetLife BlackRock Money Market Portfolio                  -            -
   1,713 shares; cost $171,310
MetLife BlackRock Money Market Portfolio
 Portfolio B                                              -            -
   114,440 shares; cost $11,443,997
MetLife Davis Venture Value Fund E               35,309,809            -
   1,147,913 shares; cost $30,231,065
MetLife Harris Oakmark Focused Value Fund B               -   15,888,974
   61,032 shares; cost $13,948,495
                                                -----------  -----------
Total Investments                                35,309,809   15,888,974
Cash and Accounts Receivable                              -            -
Due from MetLife Investors Insurance Company              -            -
                                                -----------  -----------
Total Assets                                     35,309,809   15,888,974
LIABILITIES:
Due to MetLife Investors Insurance Company                -            2
                                                -----------  -----------
NET ASSETS                                      $35,309,809  $15,888,972
                                                ===========  ===========
Outstanding Units                                 2,751,510      980,663
Unit Fair Values                                $     12.61  $     15.94
                                                         to           to
                                                $     36.24  $     16.40

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                               MetLife
                                            -------------------------------------------------------------------------------
                                                                                       Capital     Capital      Salomon
                                             Jennison       MFS            MFS        Guardian    Guardian      Brothers
                                              Growth    Total Return Investors Trust U.S. Equity U.S. Equity Strategic Bond
                                            Portfolio B   Series B      Series B      Series A    Series B    Portfolio B
                                            ----------- ------------ --------------- ----------- ----------- --------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Jennison Growth Portfolio B         $12,356,025  $        -    $        -    $        -  $        -    $        -
   1,002,111 shares; cost $10,163,332
MetLife MFS Total Return Series B                     -      98,163             -             -           -             -
   669 shares; cost $95,809
MetLife MFS Investors Trust Series B                  -           -       392,969             -           -             -
   40,346 shares; cost $310,123
MetLife Capital Guardian U.S. Equity
 Series A                                             -           -             -        83,781           -             -
   6,795 shares; cost $76,200
MetLife Capital Guardian U.S. Equity
 Series B                                             -           -             -             -     348,833             -
   28,430 shares; cost $308,819
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                          -           -             -             -           -        73,298
   5,790 shares; cost $70,875
MetLife Salomon Brothers U.S. Government
 Portfolio B                                          -           -             -             -           -             -
   17,282 shares; cost $209,392
MetLife T. Rowe Price Small-Cap Portfolio B           -           -             -             -           -             -
   5,800 shares; cost $71,540
                                            -----------  ----------    ----------    ----------  ----------    ----------
Total Investments                            12,356,025      98,163       392,969        83,781     348,833        73,298
Cash and Accounts Receivable                          -           -             -             -           -             -
Due from MetLife Investors Insurance
 Company                                              -          11             -             -           1             -
                                            -----------  ----------    ----------    ----------  ----------    ----------
Total Assets                                 12,356,025      98,174       392,969        83,781     348,834        73,298
LIABILITIES:
Due to MetLife Investors Insurance Company            -           -             -             -           -             1
                                            -----------  ----------    ----------    ----------  ----------    ----------
NET ASSETS                                  $12,356,025  $   98,174    $  392,969    $   83,781  $  348,834    $   73,297
                                            ===========  ==========    ==========    ==========  ==========    ==========
Outstanding Units                             1,062,311       3,672        34,370         7,012      29,410         3,670
Unit Fair Values                            $      5.01  $    11.66    $     8.93    $    11.95  $    11.80    $    19.78
                                                     to          to            to                        to            to
                                            $     13.61  $    45.78    $    11.71                $    12.13    $    21.51

                                            ------------------------------
                                                Salomon
                                               Brothers     T. Rowe Price
                                            U.S. Government   Small-Cap
                                              Portfolio B    Portfolio B
                                            --------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Jennison Growth Portfolio B           $        -     $        -
   1,002,111 shares; cost $10,163,332
MetLife MFS Total Return Series B                      -              -
   669 shares; cost $95,809
MetLife MFS Investors Trust Series B                   -              -
   40,346 shares; cost $310,123
MetLife Capital Guardian U.S. Equity
 Series A                                              -              -
   6,795 shares; cost $76,200
MetLife Capital Guardian U.S. Equity
 Series B                                              -              -
   28,430 shares; cost $308,819
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                           -              -
   5,790 shares; cost $70,875
MetLife Salomon Brothers U.S. Government
 Portfolio B                                     210,150              -
   17,282 shares; cost $209,392
MetLife T. Rowe Price Small-Cap Portfolio B            -         86,308
   5,800 shares; cost $71,540
                                              ----------     ----------
Total Investments                                210,150         86,308
Cash and Accounts Receivable                           -              -
Due from MetLife Investors Insurance
 Company                                               -              -
                                              ----------     ----------
Total Assets                                     210,150         86,308
LIABILITIES:
Due to MetLife Investors Insurance Company             1              -
                                              ----------     ----------
NET ASSETS                                    $  210,149     $   86,308
                                              ==========     ==========
Outstanding Units                                 13,519          5,989
Unit Fair Values                              $    14.28     $    14.29
                                                      to             to
                                              $    15.96     $    15.26

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                          MetLife
                                            -------------------------------------------------------------------- ----------
                                                                            Franklin      BlackRock  Oppenhiemer
                                            T. Rowe Price T. Rowe Price    Templeton      Strategic    Global
                                              Large-Cap     Large-Cap   Small-Cap Growth    Value      Equity    High Yield
                                             Portfolio A   Portfolio B    Portfolio B    Portfolio B Portfolio B Portfolio
                                            ------------- ------------- ---------------- ----------- ----------- ----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Portfolio A  $   21,659    $        -      $        -    $        -  $        -  $        -
   1,601 shares; cost $18,687
MetLife T. Rowe Price Large-Cap Portfolio B           -       344,533               -             -           -           -
   25,578 shares; cost $309,502
MetLife Franklin Templeton Small-Cap
 Growth Portfolio B                                   -             -         187,981             -           -           -
   18,215 shares; cost $180,030
MetLife BlackRock Strategic Value
 Portfolio B                                          -             -               -        32,323           -           -
   1,761 shares; cost $30,926
MetLife Oppenheimer Global Equity
 Portfolio B                                          -             -               -             -       3,889           -
   258 shares; cost $3,703
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                            -             -               -             -           -      72,243
   8,821 shares; cost $72,244
PIMCO Low Duration Portfolio                          -             -               -             -           -           -
   10,111 shares; cost $104,108
PIMCO StocksPLUS Growth & Income
 Portfolio                                            -             -               -             -           -           -
   516 shares; cost $4,008
                                             ----------    ----------      ----------    ----------  ----------  ----------
Total Investments                                21,659       344,533         187,981        32,323       3,889      72,243
Cash and Accounts Receivable                          -             -               -             -           -           -
Due from MetLife Investors Insurance
 Company                                              -             -               -             2           3           2
                                             ----------    ----------      ----------    ----------  ----------  ----------
Total Assets                                     21,659       344,533         187,981        32,325       3,892      72,245
LIABILITIES:
Due to MetLife Investors Insurance Company            2             -               -             -           -           -
                                             ----------    ----------      ----------    ----------  ----------  ----------
NET ASSETS                                   $   21,657    $  344,533      $  187,981    $   32,325  $    3,892  $   72,245
                                             ==========    ==========      ==========    ==========  ==========  ==========
Outstanding Units                                 1,684        27,224          18,768         1,742         218       5,517
Unit Fair Values                             $    12.86    $    12.60      $     9.86    $    18.17  $    16.10  $    13.04
                                                                   to              to            to          to          to
                                                           $    13.29      $    10.09    $    19.25  $    17.82  $    13.31

                                                PIMCO
                                            ------------------------
                                                          StocksPLUS
                                                           Growth &
                                            Low Duration    Income
                                             Portfolio    Portfolio
                                            ------------  ----------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Portfolio A  $        -   $        -
   1,601 shares; cost $18,687
MetLife T. Rowe Price Large-Cap Portfolio B           -            -
   25,578 shares; cost $309,502
MetLife Franklin Templeton Small-Cap
 Growth Portfolio B                                   -            -
   18,215 shares; cost $180,030
MetLife BlackRock Strategic Value
 Portfolio B                                          -            -
   1,761 shares; cost $30,926
MetLife Oppenheimer Global Equity
 Portfolio B                                          -            -
   258 shares; cost $3,703
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                            -            -
   8,821 shares; cost $72,244
PIMCO Low Duration Portfolio                    102,017            -
   10,111 shares; cost $104,108
PIMCO StocksPLUS Growth & Income
 Portfolio                                            -        5,266
   516 shares; cost $4,008
                                             ----------   ----------
Total Investments                               102,017        5,266
Cash and Accounts Receivable                          -            -
Due from MetLife Investors Insurance
 Company                                              -            1
                                             ----------   ----------
Total Assets                                    102,017        5,267
LIABILITIES:
Due to MetLife Investors Insurance Company            -            -
                                             ----------   ----------
NET ASSETS                                   $  102,017   $    5,267
                                             ==========   ==========
Outstanding Units                                 8,448          576
Unit Fair Values                             $    12.04   $     9.15
                                                     to           to
                                             $    12.21   $    13.44

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005


                                                                                                                      Morgan
                                                   PIMCO      Lazard     Pioneer            American Funds            Stanley
                                                 ---------- ---------- ----------- -------------------------------- -----------
                                                   Total    Retirement     VCT       Global   Growth and            UIF Equity
                                                  Return    Small-Cap    Mid-Cap     Growth     Income     Growth   and Income
                                                 Portfolio  Portfolio  Portfolio B   Fund B     Fund B     Fund B   Portfolio B
                                                 ---------- ---------- ----------- ---------- ---------- ---------- -----------
ASSETS:
Investments at Fair Value:
PIMCO Variable Insurance Trust (PIMCO),
 continued:
PIMCO Total Return Portfolio                     $        - $        - $        -  $        - $        - $        -         $-
   - shares; cost $0
Lazard:
Lazard Retirement Small-Cap Portfolio                     -          -          -           -          -          -          -
   - shares; cost $0
Pioneer:
Pioneer VCT Mid-Cap Portfolio B                           -          -          -           -          -          -          -
   - shares; cost $0
American Funds Corp. (American Funds):
American Funds Global Growth Fund B                       -          -          -           -          -          -          -
   - shares; cost $0
American Funds Growth and Income Fund B                   -          -          -           -          -          -          -
   - shares; cost $0
American Funds Growth Fund B                              -          -          -           -          -          -          -
   - shares; cost $0
Morgan Stanley:
Morgan Stanley UIF Equity and Income Portfolio B          -          -          -           -          -          -          -
   - shares; cost $0
Morgan Stanley UIF U.S. Real Estate Portfolio             -          -          -           -          -          -          -
   - shares; cost $0
                                                 ---------- ---------- ----------  ---------- ---------- ---------- ----------
Total Investments                                         -          -          -           -          -          -          -
Cash and Accounts Receivable                              -          -          -           -          -          -          -
Due from MetLife Investors Insurance Company              -          -          -           -          -          -          -
                                                 ---------- ---------- ----------  ---------- ---------- ---------- ----------
Total Assets                                              -          -          -           -          -          -          -
LIABILITIES:
Due to MetLife Investors Insurance Company                -          -          -           -          -          -          -
                                                 ---------- ---------- ----------  ---------- ---------- ---------- ----------
NET ASSETS                                       $        - $        - $        -  $        - $        - $        - $        -
                                                 ========== ========== ==========  ========== ========== ========== ==========
Outstanding Units                                         -          -          -           -          -          -          -
Unit Fair Values                                 $    13.38 $    16.11 $    27.60  $    20.17 $    83.76 $   120.44 $    13.34
                                                                    to         to          to         to         to         to
                                                            $    16.92 $    28.83  $    21.81 $   102.01 $   146.68 $    13.49


                                                 -----------
                                                  UIF U.S.
                                                 Real Estate
                                                  Portfolio
                                                 -----------
ASSETS:
Investments at Fair Value:
PIMCO Variable Insurance Trust (PIMCO),
 continued:
PIMCO Total Return Portfolio                     $        -
   - shares; cost $0
Lazard:
Lazard Retirement Small-Cap Portfolio                     -
   - shares; cost $0
Pioneer:
Pioneer VCT Mid-Cap Portfolio B                           -
   - shares; cost $0
American Funds Corp. (American Funds):
American Funds Global Growth Fund B                       -
   - shares; cost $0
American Funds Growth and Income Fund B                   -
   - shares; cost $0
American Funds Growth Fund B                              -
   - shares; cost $0
Morgan Stanley:
Morgan Stanley UIF Equity and Income Portfolio B          -
   - shares; cost $0
Morgan Stanley UIF U.S. Real Estate Portfolio             -
   - shares; cost $0
                                                 ----------
Total Investments                                         -
Cash and Accounts Receivable                              -
Due from MetLife Investors Insurance Company              -
                                                 ----------
Total Assets                                              -
LIABILITIES:
Due to MetLife Investors Insurance Company                -
                                                 ----------
NET ASSETS                                       $        -
                                                 ==========
Outstanding Units                                         -
Unit Fair Values                                 $    21.80
                                                         to
                                                 $    22.20

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005


                                                               Salomon Brothers                        Van Kampen
                                                    -------------------------------------- -----------------------------------
                                                                                                           LIT
                                                    Variable High Variable   VSF Investors     LIT      Emerging   LIT Growth
                                                     Yield Bond   Small-Cap      Fund       Comstock     Growth    and Income
                                                      Portfolio   Portfolio    Portfolio   Portfolio B Portfolio B Portfolio B
                                                    ------------- ---------- ------------- ----------- ----------- -----------
ASSETS:
Investments at Fair Value:
Salomon Brothers:
Salomon Brothers Variable High Yield Bond Portfolio  $        -   $        -  $        -   $        -  $        -  $        -
   - shares; cost $0
Salomon Brothers Variable Small-Cap Portfolio                 -            -           -            -           -           -
   - shares; cost $0
Salomon Brothers VSF Investors Fund Portfolio                 -            -           -            -           -           -
   - shares; cost $0
Van Kampen:
Van Kampen LIT Comstock Portfolio B                           -            -           -            -           -           -
   - shares; cost $0
Van Kampen LIT Emerging Growth Portfolio B                    -            -           -            -           -           -
   - shares; cost $0
Van Kampen LIT Growth and Income Portfolio B                  -            -           -            -           -           -
   - shares; cost $0
Smith Barney:
Smith Barney Allocation Select Balanced Portfolio             -            -           -            -           -           -
   - shares; cost $0
Smith Barney Allocation Select Growth Portfolio               -            -           -            -           -           -
   - shares; cost $0
                                                     ----------   ----------  ----------   ----------  ----------  ----------
Total Investments                                             -            -           -            -           -           -
Cash and Accounts Receivable                                  -            -           -            -           -           -
Due from MetLife Investors Insurance Company                  -            -           -            -           -           -
                                                     ----------   ----------  ----------   ----------  ----------  ----------
Total Assets                                                  -            -           -            -           -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                    -            -           -            -           -           -
                                                     ----------   ----------  ----------   ----------  ----------  ----------
NET ASSETS                                           $        -   $        -  $        -   $        -  $        -  $        -
                                                     ==========   ==========  ==========   ==========  ==========  ==========
Outstanding Units                                             -            -           -            -           -           -
Unit Fair Values                                     $    14.31   $    11.63  $    13.62   $    13.26  $     4.61  $    12.16
                                                             to           to          to           to          to          to
                                                     $    15.33   $    12.01  $    14.62   $    13.54  $     4.81  $    12.42

                                                        Smith Barney
                                                    ---------------------
                                                    Allocation Allocation
                                                      Select     Select
                                                     Balanced    Growth
                                                    Portfolio  Portfolio
                                                    ---------- ----------
ASSETS:
Investments at Fair Value:
Salomon Brothers:
Salomon Brothers Variable High Yield Bond Portfolio $        - $        -
   - shares; cost $0
Salomon Brothers Variable Small-Cap Portfolio                -          -
   - shares; cost $0
Salomon Brothers VSF Investors Fund Portfolio                -          -
   - shares; cost $0
Van Kampen:
Van Kampen LIT Comstock Portfolio B                          -          -
   - shares; cost $0
Van Kampen LIT Emerging Growth Portfolio B                   -          -
   - shares; cost $0
Van Kampen LIT Growth and Income Portfolio B                 -          -
   - shares; cost $0
Smith Barney:
Smith Barney Allocation Select Balanced Portfolio            -          -
   - shares; cost $0
Smith Barney Allocation Select Growth Portfolio              -          -
   - shares; cost $0
                                                    ---------- ----------
Total Investments                                            -          -
Cash and Accounts Receivable                                 -          -
Due from MetLife Investors Insurance Company                 -          -
                                                    ---------- ----------
Total Assets                                                 -          -
LIABILITIES:
Due to MetLife Investors Insurance Company                   -          -
                                                    ---------- ----------
NET ASSETS                                          $        - $        -
                                                    ========== ==========
Outstanding Units                                            -          -
Unit Fair Values                                    $    14.37 $    13.08
                                                            to         to
                                                    $    14.89 $    13.55

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                               Smith Barney
                                                     --------------------------------------------------------------------------
                                                     Allocation                            Greenwich   Greenwich    Greenwich
                                                       Select    Capital and Equity Index Fundamental    Street       Street
                                                     High Growth   Income        Fund        Value    Appreciation Equity Index
                                                      Portfolio   Portfolio  Portfolio B   Portfolio   Portfolio    Portfolio
                                                     ----------- ----------- ------------ ----------- ------------ ------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Allocation Select High Growth Portfolio $        -  $        -   $        -  $        -   $        -   $        -
   - shares; cost $0
Smith Barney Capital and Income Portfolio                     -           -            -           -            -            -
   - shares; cost $0
Smith Barney Equity Index Fund Portfolio B                    -           -            -           -            -            -
   - shares; cost $0
Smith Barney Greenwich Fundamental Value Portfolio            -           -            -           -            -            -
   - shares; cost $0
Smith Barney Greenwich Street Appreciation Portfolio          -           -            -           -            -            -
   - shares; cost $0
Smith Barney Greenwich Street Equity Index Portfolio          -           -            -           -            -            -
   - shares; cost $0
Smith Barney IS Dividend Strategy Portfolio                   -           -            -           -            -            -
   - shares; cost $0
Smith Barney IS Growth and Income Portfolio                   -           -            -           -            -            -
   - shares; cost $0
                                                     ----------  ----------   ----------  ----------   ----------   ----------
Total Investments                                             -           -            -           -            -            -
Cash and Accounts Receivable                                  -           -            -           -            -            -
Due from MetLife Investors Insurance Company                  -           -            -           -            -            -
                                                     ----------  ----------   ----------  ----------   ----------   ----------
Total Assets                                                  -           -            -           -            -            -
LIABILITIES:
Due to MetLife Investors Insurance Company                    -           -            -           -            -            -
                                                     ----------  ----------   ----------  ----------   ----------   ----------
NET ASSETS                                           $        -  $        -   $        -  $        -   $        -   $        -
                                                     ==========  ==========   ==========  ==========   ==========   ==========
Outstanding Units                                             -           -            -           -            -            -
Unit Fair Values                                     $    13.59  $    10.61   $     8.54  $    27.73   $    24.91   $    25.69
                                                             to          to           to          to           to
                                                     $    14.08  $    10.64   $     9.03  $    30.92   $    28.31

                                                     -----------------------

                                                     IS Dividend IS Growth
                                                      Strategy   and Income
                                                      Portfolio  Portfolio
                                                     ----------- ----------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Allocation Select High Growth Portfolio $        -  $        -
   - shares; cost $0
Smith Barney Capital and Income Portfolio                     -           -
   - shares; cost $0
Smith Barney Equity Index Fund Portfolio B                    -           -
   - shares; cost $0
Smith Barney Greenwich Fundamental Value Portfolio            -           -
   - shares; cost $0
Smith Barney Greenwich Street Appreciation Portfolio          -           -
   - shares; cost $0
Smith Barney Greenwich Street Equity Index Portfolio          -           -
   - shares; cost $0
Smith Barney IS Dividend Strategy Portfolio                   -           -
   - shares; cost $0
Smith Barney IS Growth and Income Portfolio                   -           -
   - shares; cost $0
                                                     ----------  ----------
Total Investments                                             -           -
Cash and Accounts Receivable                                  -           -
Due from MetLife Investors Insurance Company                  -           -
                                                     ----------  ----------
Total Assets                                                  -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                    -           -
                                                     ----------  ----------
NET ASSETS                                           $        -  $        -
                                                     ==========  ==========
Outstanding Units                                             -           -
Unit Fair Values                                     $     7.85  $     9.11
                                                             to          to
                                                     $     8.25  $     9.34

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                         Smith Barney
                                                  ----------------------------------------------------------
                                                     Multi                               Multi
                                                  Disciplined    Multi       Multi    Disciplined
                                                   Balanced   Disciplined Disciplined   Global     Premier
                                                    All-Cap     All-Cap    Large-Cap    All-Cap   Selections
                                                  Growth and  Growth and  Growth and  Growth and   All-Cap
                                                     Value       Value       Value       Value      Growth
                                                   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                                  ----------- ----------- ----------- ----------- ----------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Multi Disciplined Balanced All-Cap
 Growth and Value Portfolio                       $        -  $        -  $        -  $        -  $        -
   - shares; cost $0
Smith Barney Multi Disciplined All-Cap Growth and
 Value Portfolio                                           -           -           -           -           -
   - shares; cost $0
Smith Barney Multi Disciplined Large-Cap Growth
 and Value Portfolio                                       -           -           -           -           -
   - shares; cost $0
Smith Barney Multi Disciplined Global All-Cap
 Growth and Value Portfolio                                -           -           -           -           -
   - shares; cost $0
Smith Barney Premier Selections All-Cap Growth
 Portfolio                                                 -           -           -           -           -
   - shares; cost $0
Travelers Series Fund:
Travelers Series Fund Salomon Brothers Adjustable
 Rate Income Portfolio                                     -           -           -           -           -
   - shares; cost $0
Travelers Series Fund Smith Barney Aggressive
 Growth Portfolio                                          -           -           -           -           -
   - shares; cost $0
Travelers Series Fund Smith Barney Large-Cap
 Growth Portfolio                                          -           -           -           -           -
   - shares; cost $0
                                                  ----------  ----------  ----------  ----------  ----------
Total Investments                                          -           -           -           -           -
Cash and Accounts Receivable                               -           -           -           -           -
Due from MetLife Investors Insurance Company               -           -           -           -           -
                                                  ----------  ----------  ----------  ----------  ----------
Total Assets                                               -           -           -           -           -
LIABILITIES:
Due to MetLife Investors Insurance Company                 -           -           -           -           -
                                                  ----------  ----------  ----------  ----------  ----------
NET ASSETS                                        $        -  $        -  $        -  $        -  $        -
                                                  ==========  ==========  ==========  ==========  ==========
Outstanding Units                                          -           -           -           -           -
Unit Fair Values                                  $    12.93  $    14.58  $    14.20  $    15.46  $    11.53
                                                          to          to          to          to          to
                                                  $    13.29  $    15.01  $    14.62  $    15.92  $    11.83

                                                          Travelers Series Fund
                                                  -------------------------------------


                                                    Salomon
                                                   Brothers   Smith Barney  Smith Barney
                                                  Adjustable   Aggressive    Large-Cap
                                                  Rate Income    Growth        Growth
                                                   Portfolio   Portfolio     Portfolio
                                                  ----------- ------------  ------------
ASSETS:
Investments at Fair Value:
Smith Barney, continued:
Smith Barney Multi Disciplined Balanced All-Cap
 Growth and Value Portfolio                       $        -   $        -    $        -
   - shares; cost $0
Smith Barney Multi Disciplined All-Cap Growth and
 Value Portfolio                                           -            -             -
   - shares; cost $0
Smith Barney Multi Disciplined Large-Cap Growth
 and Value Portfolio                                       -            -             -
   - shares; cost $0
Smith Barney Multi Disciplined Global All-Cap
 Growth and Value Portfolio                                -            -             -
   - shares; cost $0
Smith Barney Premier Selections All-Cap Growth
 Portfolio                                                 -            -             -
   - shares; cost $0
Travelers Series Fund:
Travelers Series Fund Salomon Brothers Adjustable
 Rate Income Portfolio                                     -            -             -
   - shares; cost $0
Travelers Series Fund Smith Barney Aggressive
 Growth Portfolio                                          -            -             -
   - shares; cost $0
Travelers Series Fund Smith Barney Large-Cap
 Growth Portfolio                                          -            -             -
   - shares; cost $0
                                                  ----------   ----------    ----------
Total Investments                                          -            -             -
Cash and Accounts Receivable                               -            -             -
Due from MetLife Investors Insurance Company               -            -             -
                                                  ----------   ----------    ----------
Total Assets                                               -            -             -
LIABILITIES:
Due to MetLife Investors Insurance Company                 -            -             -
                                                  ----------   ----------    ----------
NET ASSETS                                        $        -   $        -    $        -
                                                  ==========   ==========    ==========
Outstanding Units                                          -            -             -
Unit Fair Values                                  $     9.87   $    12.34    $    12.83
                                                          to           to            to
                                                  $    10.06   $    12.75    $    13.74

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                          Travelers Series Fund
                                                ------------------------------------------ ------------
                                                Smith Barney                Smith Barney
                                                 Large-Cap   Smith Barney Social Awareness AIM Capital
                                                   Value     Money Market      Stock       Appreciation
                                                 Portfolio    Portfolio      Portfolio      Portfolio
                                                ------------ ------------ ---------------- ------------
ASSETS:
Investments at Fair Value:
Travelers Series Fund, continued:
Travelers Series Fund Smith Barney Large-Cap
 Value Portfolio                                 $        -   $        -     $        -     $        -
   - shares; cost $0
Travelers Series Fund Smith Barney Money
 Market Portfolio                                         -            -              -              -
   - shares; cost $0
Travelers Series Fund Smith Barney Social
 Awareness Stock Portfolio                                -            -              -              -
   - shares; cost $0
Travelers Series Trust:
Travelers Series Trust AIM Capital Appreciation
 Portfolio                                                -            -              -              -
   - shares; cost $0
Travelers Series Trust Convertible Securities
 Portfolio                                                -            -              -              -
   - shares; cost $0
Travelers Series Trust Equity Income Portfolio            -            -              -              -
   - shares; cost $0
Travelers Series Trust Federated High Yield
 Portfolio                                                -            -              -              -
   - shares; cost $0
Travelers Series Trust Janus Appreciation
 Portfolio                                                -            -              -              -
   - shares; cost $0
                                                 ----------   ----------     ----------     ----------
Total Investments                                         -            -              -              -
Cash and Accounts Receivable                              -            -              -              -
Due from MetLife Investors Insurance Company              -            -              -              -
                                                 ----------   ----------     ----------     ----------
Total Assets                                              -            -              -              -
LIABILITIES:
Due to MetLife Investors Insurance Company                -            -              -              -
                                                 ----------   ----------     ----------     ----------
NET ASSETS                                       $        -   $        -     $        -     $        -
                                                 ==========   ==========     ==========     ==========
Outstanding Units                                         -            -              -              -
Unit Fair Values                                 $    20.51   $    11.66     $    24.85     $    12.78
                                                         to           to             to             to
                                                 $    21.48   $    12.94     $    26.25     $    14.01

                                                        Travelers Series Trust
                                                --------------------------------------------------

                                                Convertible               Federated     Janus
                                                Securities  Equity Income High Yield Appreciation
                                                 Portfolio    Portfolio   Portfolio   Portfolio
                                                ----------- ------------- ---------- ------------
ASSETS:
Investments at Fair Value:
Travelers Series Fund, continued:
Travelers Series Fund Smith Barney Large-Cap
 Value Portfolio                                $        -   $        -   $        -  $        -
   - shares; cost $0
Travelers Series Fund Smith Barney Money
 Market Portfolio                                        -            -            -           -
   - shares; cost $0
Travelers Series Fund Smith Barney Social
 Awareness Stock Portfolio                               -            -            -           -
   - shares; cost $0
Travelers Series Trust:
Travelers Series Trust AIM Capital Appreciation
 Portfolio                                               -            -            -           -
   - shares; cost $0
Travelers Series Trust Convertible Securities
 Portfolio                                               -            -            -           -
   - shares; cost $0
Travelers Series Trust Equity Income Portfolio           -            -            -           -
   - shares; cost $0
Travelers Series Trust Federated High Yield
 Portfolio                                               -            -            -           -
   - shares; cost $0
Travelers Series Trust Janus Appreciation
 Portfolio                                               -            -            -           -
   - shares; cost $0
                                                ----------   ----------   ----------  ----------
Total Investments                                        -            -            -           -
Cash and Accounts Receivable                             -            -            -           -
Due from MetLife Investors Insurance Company             -            -            -           -
                                                ----------   ----------   ----------  ----------
Total Assets                                             -            -            -           -
LIABILITIES:
Due to MetLife Investors Insurance Company               -            -            -           -
                                                ----------   ----------   ----------  ----------
NET ASSETS                                      $        -   $        -   $        -  $        -
                                                ==========   ==========   ==========  ==========
Outstanding Units                                        -            -            -           -
Unit Fair Values                                $    14.48   $    18.53   $    14.56  $    97.10
                                                        to           to           to          to
                                                $    14.93   $    20.15   $    15.40  $   119.00

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                            Travelers Series Trust
                                         ----------------------------------------------------------------------------------
                                                                                             Managed           Managed
                                                         Managed           Managed      Allocation Series Allocation Series
                                                    Allocation Series Allocation Series     Moderate          Moderate
                                         Large-Cap     Aggressive       Conservative       Aggressive       Conservative
                                         Portfolio      Portfolio         Portfolio         Portfolio         Portfolio
                                         ---------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust Large-Cap
 Portfolio                               $        -    $        -        $        -        $        -        $        -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Aggressive Portfolio           -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Conservative
 Portfolio                                        -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Aggressive
 Portfolio                                        -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate
 Conservative Portfolio                           -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Portfolio             -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust Mercury Large-Cap
 Core Portfolio                                   -             -                 -                 -                 -
   - shares; cost $0
Travelers Series Trust MFS Total Return
 Portfolio                                        -             -                 -                 -                 -
   - shares; cost $0
                                         ----------    ----------        ----------        ----------        ----------
Total Investments                                 -             -                 -                 -                 -
Cash and Accounts Receivable                      -             -                 -                 -                 -
                                         ----------    ----------        ----------        ----------        ----------
Due from MetLife Investors Insurance
 Company                                          -             -                 -                 -                 -
                                         ----------    ----------        ----------        ----------        ----------
Total Assets                                      -             -                 -                 -                 -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          -             -                 -                 -                 -
                                         ----------    ----------        ----------        ----------        ----------
NET ASSETS                               $        -    $        -        $        -        $        -        $        -
                                         ==========    ==========        ==========        ==========        ==========
Outstanding Units                                 -             -                 -                 -                 -
Unit Fair Values                         $    15.58    $    11.08        $    10.25        $    10.81        $    10.47
                                                 to            to                to                to                to
                                         $    16.95    $    11.14        $    10.32        $    10.87        $    10.53

                                         ------------------------------------------

                                              Managed       Mercury
                                         Allocation Series Large-Cap      MFS
                                             Moderate        Core     Total Return
                                             Portfolio     Portfolio   Portfolio
                                         ----------------- ---------- ------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust Large-Cap
 Portfolio                                  $        -     $        -  $        -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Aggressive Portfolio              -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Conservative
 Portfolio                                           -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Aggressive
 Portfolio                                           -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate
 Conservative Portfolio                              -              -           -
   - shares; cost $0
Travelers Series Trust Managed
 Allocation Series Moderate Portfolio                -              -           -
   - shares; cost $0
Travelers Series Trust Mercury Large-Cap
 Core Portfolio                                      -              -           -
   - shares; cost $0
Travelers Series Trust MFS Total Return
 Portfolio                                           -              -           -
   - shares; cost $0
                                            ----------     ----------  ----------
Total Investments                                    -              -           -
Cash and Accounts Receivable                         -              -           -
                                            ----------     ----------  ----------
Due from MetLife Investors Insurance
 Company                                             -              -           -
                                            ----------     ----------  ----------
Total Assets                                         -              -           -
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -              -           -
                                            ----------     ----------  ----------
NET ASSETS                                  $        -     $        -  $        -
                                            ==========     ==========  ==========
Outstanding Units                                    -              -           -
Unit Fair Values                            $    10.69     $     9.43  $    22.17
                                                    to             to          to
                                            $    10.75     $    10.12  $    24.60

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Travelers Series Trust
                                                -----------------------------------------------------------------------------
                                                                       Pioneer    Pioneer     Style Focus      Style Focus
                                                            Pioneer    Mid-Cap   Strategic  Series Small-Cap Series Small-Cap
                                                MFS Value    Fund       Value     Income         Growth           Value
                                                Portfolio  Portfolio  Portfolio  Portfolio     Portfolio        Portfolio
                                                ---------- ---------- ---------- ---------- ---------------- ----------------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Value Portfolio      $        - $        - $        - $        -    $        -       $        -
   - shares; cost $0
Travelers Series Trust Pioneer Fund Portfolio            -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Pioneer Mid-Cap Value
 Portfolio                                               -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Pioneer Strategic Income
 Portfolio                                               -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Growth Portfolio                              -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Value Portfolio                               -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust Travelers Managed
 Income Portfolio                                        -          -          -          -             -                -
   - shares; cost $0
Travelers Series Trust U.S. Government
 Securities Portfolio                                    -          -          -          -             -                -
   - shares; cost $0
                                                ---------- ---------- ---------- ----------    ----------       ----------
Total Investments                                        -          -          -          -             -                -
Cash and Accounts Receivable                             -          -          -          -             -                -
Due from MetLife Investors Insurance Company             -          -          -          -             -                -
                                                ---------- ---------- ---------- ----------    ----------       ----------
Total Assets                                             -          -          -          -             -                -
LIABILITIES:
Due to MetLife Investors Insurance Company               -          -          -          -             -                -
                                                ---------- ---------- ---------- ----------    ----------       ----------
NET ASSETS                                      $        - $        - $        - $        -    $        -       $        -
                                                ========== ========== ========== ==========    ==========       ==========
Outstanding Units                                        -          -          -          -             -                -
Unit Fair Values                                $    12.66 $    15.48 $    10.81 $    16.62    $    11.35       $    11.18
                                                        to         to         to         to            to               to
                                                $    13.54 $    17.23 $    10.88 $    18.33    $    11.43       $    11.25

                                                ----------------------
                                                Travelers     U.S.
                                                 Managed   Government
                                                 Income    Securities
                                                Portfolio  Portfolio
                                                ---------- ----------
ASSETS:
Investments at Fair Value:
Travelers Series Trust, continued:
Travelers Series Trust MFS Value Portfolio      $        - $        -
   - shares; cost $0
Travelers Series Trust Pioneer Fund Portfolio            -          -
   - shares; cost $0
Travelers Series Trust Pioneer Mid-Cap Value
 Portfolio                                               -          -
   - shares; cost $0
Travelers Series Trust Pioneer Strategic Income
 Portfolio                                               -          -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Growth Portfolio                              -          -
   - shares; cost $0
Travelers Series Trust Style Focus Series
 Small-Cap Value Portfolio                               -          -
   - shares; cost $0
Travelers Series Trust Travelers Managed
 Income Portfolio                                        -          -
   - shares; cost $0
Travelers Series Trust U.S. Government
 Securities Portfolio                                    -          -
   - shares; cost $0
                                                ---------- ----------
Total Investments                                        -          -
Cash and Accounts Receivable                             -          -
Due from MetLife Investors Insurance Company             -          -
                                                ---------- ----------
Total Assets                                             -          -
LIABILITIES:
Due to MetLife Investors Insurance Company               -          -
                                                ---------- ----------
NET ASSETS                                      $        - $        -
                                                ========== ==========
Outstanding Units                                        -          -
Unit Fair Values                                $    14.22 $    19.02
                                                        to         to
                                                $    15.77 $    20.68

See accompanying notes to financial statements.

                                                                    (Concluded)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                           Growth and      Growth and         Bond            Bond           Mid-Cap
                                             Income          Income         Debenture       Debenture         Value
                                            Portfolio      Portfolio B      Portfolio      Portfolio B      Portfolio
                                         --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       27,810  $      798,331  $        6,906  $      835,132  $       13,104
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                  11,673         390,906           1,881         280,828           3,788
  Administrative fee                              1,417          68,900             226          49,580             460
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                               13,090         459,806           2,107         330,408           4,248
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 14,720         338,525           4,799         504,724           8,856
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         28,189       1,142,681             665         367,346          14,111
  Change in unrealized appreciation
   (depreciation) of investments                (23,747)     (1,119,384)         (4,655)       (938,991)         (2,307)
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      4,442          23,297          (3,990)       (571,645)         11,804
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       19,162  $      361,822  $          809  $      (66,921) $       20,660
                                         ==============  ==============  ==============  ==============  ==============

                                         ------------------------------
                                          Lord Abbett     Met/Putnam
                                            Mid-Cap         Capital
                                             Value       Opportunities
                                          Portfolio B     Portfolio A
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       50,937 $          383
                                         -------------- --------------
Expenses:
  Mortality and expense charges                  12,387          1,550
  Administrative fee                              2,329            188
                                         -------------- --------------
    Total Expenses                               14,716          1,738
                                         -------------- --------------
    Net investment (loss) income                 36,221         (1,355)
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         32,192          1,694
  Change in unrealized appreciation
   (depreciation) of investments                  6,907         10,324
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                     39,099         12,018
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       75,320 $       10,663
                                         ============== ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                          Met Investors
                                         -------------------------------------------------------------------------------
                                           Met/Putnam     Oppenheimer     Oppenheimer                         Janus
                                             Capital        Capital         Capital           Money        Aggressive
                                          Opportunities   Appreciation    Appreciation       Market          Growth
                                           Portfolio B    Portfolio A     Portfolio B    Portfolio B (a)   Portfolio A
                                         --------------  --------------  --------------  --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $           15  $        1,021  $      172,969  $       27,401  $          153
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                     178           1,209         244,889          21,759           1,697
  Administrative fee                                 55             146          43,319           3,834             206
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                                  233           1,355         288,208          25,593           1,903
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                   (218)           (334)       (115,239)          1,808          (1,750)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          4,871             120          (5,021)              -           1,587
  Change in unrealized appreciation
   (depreciation) of investments                 (3,223)          3,985         565,732               -          16,534
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,648           4,105         560,711               -          18,121
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        1,430  $        3,771  $      445,472  $        1,808  $       16,371
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                              Janus        Lord Abbett
                                           Aggressive        Growth
                                             Growth        Opportunity
                                           Portfolio B      Portfolio
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       10,581  $        9,544
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 132,566           1,684
  Administrative fee                             23,377             204
                                         --------------  --------------
    Total Expenses                              155,943           1,888
                                         --------------  --------------
    Net investment (loss) income               (145,362)          7,656
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        394,917           6,810
  Change in unrealized appreciation
   (depreciation) of investments                670,147          (9,891)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,065,064          (3,081)
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      919,702  $        4,575
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                        Met Investors
                                         ------------------------------------------------------------------------------
                                           Lord Abbett       PIMCO           PIMCO             RCM       T. Rowe Price
                                             Growth       Total Return    Total Return       Global         Mid-Cap
                                           Opportunity        Bond            Bond         Technology       Growth
                                           Portfolio B    Portfolio A     Portfolio B      Portfolio B    Portfolio A
                                         --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        8,006  $           99  $      117,461  $       17,759  $          282
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                   1,141             175         233,990          32,575             153
  Administrative fee                                266              22          41,719           5,765              20
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                                1,407             197         275,709          38,340             173
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                  6,599             (98)       (158,248)        (20,581)            109
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          6,240               3         (59,312)         (9,618)             65
  Change in unrealized appreciation
   (depreciation) of investments                 (8,706)            229         297,006         200,224           1,375
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     (2,466)            232         237,694         190,606           1,440
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        4,133  $          134  $       79,446  $      170,025  $        1,549
                                         ==============  ==============  ==============  ==============  ==============

                                         ------------------------------
                                         T. Rowe Price       MFS
                                            Mid-Cap       Research
                                            Growth      International
                                          Portfolio B     Portfolio
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      222,594 $       15,157
                                         -------------- --------------
Expenses:
  Mortality and expense charges                 115,468          2,876
  Administrative fee                             20,651            357
                                         -------------- --------------
    Total Expenses                              136,119          3,233
                                         -------------- --------------
    Net investment (loss) income                 86,475         11,924
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        240,697         14,521
  Change in unrealized appreciation
   (depreciation) of investments                757,999         17,959
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                    998,696         32,480
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,085,171 $       44,404
                                         ============== ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -----------------------------------------------------------------------------
                                              MFS                          Met/AIM         Harris       Third Avenue
                                           Research         Lazard        Small-Cap        Oakmark        Small-Cap
                                         International      Mid-Cap        Growth       International       Value
                                          Portfolio B     Portfolio B    Portfolio B     Portfolio B    Portfolio (b)
                                         -------------- --------------  -------------- --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      688,023 $      720,962  $      215,051 $      274,672  $          275
                                         -------------- --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                 168,499         89,375         140,481        276,638             816
  Administrative fee                             29,612         15,932          24,758         48,385              98
                                         -------------- --------------  -------------- --------------  --------------
    Total Expenses                              198,111        105,307         165,239        325,023             914
                                         -------------- --------------  -------------- --------------  --------------
    Net investment (loss) income                489,912        615,655          49,812        (50,351)           (639)
                                         -------------- --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        552,211        199,035         115,671      1,099,930             114
  Change in unrealized appreciation
   (depreciation) of investments                706,484       (420,471)        401,669      1,263,576          17,262
                                         -------------- --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,258,695       (221,436)        517,340      2,363,506          17,376
                                         -------------- --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,748,607 $      394,219  $      567,152 $    2,313,155  $       16,737
                                         ============== ==============  ============== ==============  ==============

                                         -------------------------------
                                          Third Avenue       PIMCO
                                           Small-Cap       Inflation
                                             Value       Protected Bond
                                          Portfolio B     Portfolio B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       52,991  $       37,262
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 237,406         313,201
  Administrative fee                             41,466          54,886
                                         --------------  --------------
    Total Expenses                              278,872         368,087
                                         --------------  --------------
    Net investment (loss) income               (225,881)       (330,825)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,169,704         168,032
  Change in unrealized appreciation
   (depreciation) of investments              1,143,634          71,576
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  2,313,338         239,608
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    2,087,457  $      (91,217)
                                         ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                           Lord Abbett      Neuberger       Neuberger       Turner       Goldman Sachs
                                            America's        Berman          Berman         Mid-Cap         Mid-Cap
                                              Value        Real Estate     Real Estate      Growth           Value
                                           Portfolio B    Portfolio (b)    Portfolio B    Portfolio B     Portfolio B
                                         --------------  --------------  --------------  -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $          188  $           89  $        7,149  $      132,952 $      660,614
                                         --------------  --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                     773             609          74,017          51,512         99,911
  Administrative fee                                202              73          13,158           9,023         17,318
                                         --------------  --------------  --------------  -------------- --------------
    Total Expenses                                  975             682          87,175          60,535        117,229
                                         --------------  --------------  --------------  -------------- --------------
    Net investment (loss) income                   (787)           (593)        (80,026)         72,417        543,385
                                         --------------  --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         10,579             254         465,475         179,863        248,303
  Change in unrealized appreciation
   (depreciation) of investments                 (7,527)         10,185         157,985          46,038       (117,526)
                                         --------------  --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                      3,052          10,439         623,460         225,901        130,777
                                         --------------  --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        2,265  $        9,846  $      543,434  $      298,318 $      674,162
                                         ==============  ==============  ==============  ============== ==============

                                         -------------------------------
                                            Defensive      Moderate
                                            Strategy       Strategy
                                          Fund of Funds  Fund of Funds
                                           Portfolio B    Portfolio B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      159,229  $      566,637
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 148,840         447,967
  Administrative fee                             26,338          77,846
                                         --------------  --------------
    Total Expenses                              175,178         525,813
                                         --------------  --------------
    Net investment (loss) income                (15,949)         40,824
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         11,738          36,069
  Change in unrealized appreciation
   (depreciation) of investments                456,555       1,671,717
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    468,293       1,707,786
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      452,344  $    1,748,610
                                         ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                           Balanced         Growth        Aggressive                       Cyclical
                                           Strategy        Strategy        Strategy     Cyclical Growth Growth & Income
                                         Fund of Funds   Fund of Funds   Fund of Funds        ETF             ETF
                                          Portfolio B     Portfolio B     Portfolio B   Portfolio B (d) Portfolio B (d)
                                         -------------- --------------  --------------  --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,380,083 $    1,543,916  $      231,663  $            -              $-
                                         -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 984,077      1,417,451         207,195               4               -
  Administrative fee                            169,742        244,207          36,835               -               -
                                         -------------- --------------  --------------  --------------  --------------
    Total Expenses                            1,153,819      1,661,658         244,030               4               -
                                         -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                226,264       (117,742)        (12,367)             (4)              -
                                         -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         44,281      1,207,774          58,514               -               -
  Change in unrealized appreciation
   (depreciation) of investments              5,089,576      8,568,944       1,676,228            (453)              -
                                         -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  5,133,857      9,776,718       1,734,742            (453)              -
                                         -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    5,360,121 $    9,658,976  $    1,722,375  $         (457) $            -
                                         ============== ==============  ==============  ==============  ==============

                                         -------------------------------

                                            VanKampen      Legg Mason
                                            ComStock      Value Equity
                                         Portfolio B (b) Portfolio B (c)
                                         --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       17,023  $            -
                                         --------------  --------------
Expenses:
  Mortality and expense charges                   5,291               5
  Administrative fee                                928               -
                                         --------------  --------------
    Total Expenses                                6,219               5
                                         --------------  --------------
    Net investment (loss) income                 10,804              (5)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         (6,771)              -
  Change in unrealized appreciation
   (depreciation) of investments                  8,208            (324)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,437            (324)
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       12,241  $         (329)
                                         ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(d) For the period from September 30, 2005 to December 31, 2005


See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                            Russell
                                         -----------------------------------------------------------------------------
                                           Multi-Style     Aggressive                                    Real Estate
                                             Equity          Equity         Non-U.S.       Core Bond     Securities
                                              Fund            Fund            Fund           Fund           Fund
                                         --------------  --------------  -------------- --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        1,927  $        3,500  $          633 $       12,793  $        7,147
                                         --------------  --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                   2,233             449             495          3,483             789
  Administrative fee                                270              55              60            423              99
                                         --------------  --------------  -------------- --------------  --------------
    Total Expenses                                2,503             504             555          3,906             888
                                         --------------  --------------  -------------- --------------  --------------
    Net investment (loss) income                   (576)          2,996              78          8,887           6,259
                                         --------------  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            311             176             410             38             449
  Change in unrealized appreciation
   (depreciation) of investments                 10,496          (1,405)          4,158         (7,237)            320
                                         --------------  --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     10,807          (1,229)          4,568         (7,199)            769
                                         --------------  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       10,231  $        1,767  $        4,646 $        1,688  $        7,028
                                         ==============  ==============  ============== ==============  ==============

                                                      AIM
                                         ------------------------------
                                            Capital         Capital
                                          Appreciation    Appreciation
                                              Fund           Fund B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $           44  $            -
                                         --------------  --------------
Expenses:
  Mortality and expense charges                     889               -
  Administrative fee                                108               -
                                         --------------  --------------
    Total Expenses                                  997               -
                                         --------------  --------------
    Net investment (loss) income                   (953)              -
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         (2,318)              -
  Change in unrealized appreciation
   (depreciation) of investments                  8,370               -
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      6,052               -
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $        5,099  $            -
                                         ==============  ==============


See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                           AIM                                  Alliance
                                             ------------------------------  -----------------------------------------------
                                                                                Bernstein         Bernstein       Bernstein
                                              International   International    Real Estate       Real Estate      Large-Cap
                                                 Growth          Growth        Investment        Investment        Growth
                                                  Fund           Fund B       Portfolio (a)    Portfolio B (a) Portfolio B (c)
                                             --------------  --------------  --------------    --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $           82  $          429  $            -    $            -  $            -
                                             --------------  --------------  --------------    --------------  --------------
Expenses:
  Mortality and expense charges                         184             376             246               959               -
  Administrative fee                                     28              77              32               226               -
                                             --------------  --------------  --------------    --------------  --------------
    Total Expenses                                      212             453             278             1,185               -
                                             --------------  --------------  --------------    --------------  --------------
    Net investment (loss) income                       (130)            (24)           (278)           (1,185)              -
                                             --------------  --------------  --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       1,586              80          23,188            74,845               -
  Change in unrealized appreciation
   (depreciation) of investments                        (22)          8,080         (24,887)          (85,440)              -
                                             --------------  --------------  --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          1,564           8,160          (1,699)          (10,595)              -
                                             --------------  --------------  --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $        1,434  $        8,136  $       (1,977)   $      (11,780) $            -
                                             ==============  ==============  ==============    ==============  ==============

                                                       Scudder II
                                             -----------------------------
                                                                Dreman
                                               Small-Cap       Small-Cap
                                                Growth           Value
                                               Portfolio     Portfolio (a)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $        8,724
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -            355
  Administrative fee                                      -             47
                                             -------------- --------------
    Total Expenses                                        -            402
                                             -------------- --------------
    Net investment (loss) income                          -          8,322
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -         27,397
  Change in unrealized appreciation
   (depreciation) of investments                          -        (41,220)
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -        (13,823)
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $       (5,501)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                               Scudder II                                        MFS
                                             -------------- --------------------------------------------------------------
                                               Government     Investors       Investors         High            High
                                               Securities       Trust           Trust          Income          Income
                                               Portfolio      Series (a)      Series B       Series (a)     Series B (a)
                                             -------------- --------------  -------------- --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $           30  $            - $          362  $       28,103
                                             -------------- --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                           -             17               -             18           1,563
  Administrative fee                                      -              4               -              3             352
                                             -------------- --------------  -------------- --------------  --------------
    Total Expenses                                        -             21               -             21           1,915
                                             -------------- --------------  -------------- --------------  --------------
    Net investment (loss) income                          -              9               -            341          26,188
                                             -------------- --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -            155               -           (233)         (2,007)
  Change in unrealized appreciation
   (depreciation) of investments                          -           (383)              -           (286)        (37,846)
                                             -------------- --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                              -           (228)              -           (519)        (39,853)
                                             -------------- --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $         (219) $            - $         (178) $      (13,665)
                                             ============== ==============  ============== ==============  ==============

                                                                Oppenheimer
                                             ---------------   --------------
                                                  New             Capital
                                               Discovery        Appreciation
                                              Series B (a)        Fund (c)
                                             --------------    --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -    $            -
                                             --------------    --------------
Expenses:
  Mortality and expense charges                       1,222                 -
  Administrative fee                                    274                 -
                                             --------------    --------------
    Total Expenses                                    1,496                 -
                                             --------------    --------------
    Net investment (loss) income                     (1,496)                -
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                        (153)                -
  Change in unrealized appreciation
   (depreciation) of investments                    (47,653)                -
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        (47,806)                -
                                             --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $      (49,302)   $            -
                                             ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                Putnam
                                             -----------------------------------------------------------------------------
                                                Growth &       Growth &         Equity
                                                 Income         Income          Income           Vista          Vista
                                                  Fund          Fund B          Fund B           Fund           Fund B
                                             -------------- --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        2,301 $          603  $        1,611  $            -  $            -
                                             -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       1,566            191             575           5,623               -
  Administrative fee                                    190             96             135             675               -
                                             -------------- --------------  --------------  --------------  --------------
    Total Expenses                                    1,756            287             710           6,298               -
                                             -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                        545            316             901          (6,298)              -
                                             -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                         461          1,631          11,126          (3,968)              -
  Change in unrealized appreciation
   (depreciation) of investments                      4,235           (433)        (10,369)         59,392               8
                                             -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          4,696          1,198             757          55,424               8
                                             -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $        5,241 $        1,514  $        1,658  $       49,126  $            8
                                             ============== ==============  ==============  ==============  ==============

                                             ------------------------------
                                               Small-Cap     International
                                                 Value          Equity
                                               Fund B (c)      Fund (a)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $        1,816
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -            405
  Administrative fee                                      -             53
                                             -------------- --------------
    Total Expenses                                        -            458
                                             -------------- --------------
    Net investment (loss) income                          -          1,358
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -         (5,035)
  Change in unrealized appreciation
   (depreciation) of investments                          -          1,001
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -         (4,034)
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $       (2,676)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                 Putnam                                               Templeton
                                             --------------  --------------------------------------------------------------
                                                                                               Developing     Developing
                                              International     Foreign         Foreign         Markets        Markets
                                                 Equity        Securities      Securities      Securities     Securities
                                               Fund B (a)         Fund           Fund B           Fund          Fund B
                                             --------------  --------------  --------------  -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          280  $        1,039  $        2,801  $        1,169 $        3,245
                                             --------------  --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                          72           1,004           2,928           1,007          3,118
  Administrative fee                                     11             123             628             126            674
                                             --------------  --------------  --------------  -------------- --------------
    Total Expenses                                       83           1,127           3,556           1,133          3,792
                                             --------------  --------------  --------------  -------------- --------------
    Net investment (loss) income                        197             (88)           (755)             36           (547)
                                             --------------  --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       3,616            (249)          8,045           1,693          5,798
  Change in unrealized appreciation
   (depreciation) of investments                     (4,366)          7,442          16,903          17,739         60,306
                                             --------------  --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                           (750)          7,193          24,948          19,432         66,104
                                             --------------  --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $         (553) $        7,105  $       24,193  $       19,468 $       65,557
                                             ==============  ==============  ==============  ============== ==============

                                             ------------------------------

                                                 Growth     Mutual Shares
                                               Securities    Securities
                                                 Fund B      Fund B (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                           Templeton                                      Fidelity
                                         -------------- --------------------------------------------------------------
                                          VIP Income
                                          Securities    Equity-Income      Growth        High Income       Mid-Cap
                                         Portfolio (c)   Portfolio B     Portfolio B   Portfolio B (a) Portfolio B (c)
                                         -------------- -------------- --------------  --------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $        1,858 $        1,044  $            -  $            -
                                         -------------- -------------- --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       -            456          5,990               -               -
  Administrative fee                                  -            104          1,280               -               -
                                         -------------- -------------- --------------  --------------  --------------
    Total Expenses                                    -            560          7,270               -               -
                                         -------------- -------------- --------------  --------------  --------------
    Net investment (loss) income                      -          1,298         (6,226)              -               -
                                         -------------- -------------- --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -             19          2,473               -               -
  Change in unrealized appreciation
   (depreciation) of investments                      -            434         36,187               -               -
                                         -------------- -------------- --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -            453         38,660               -               -
                                         -------------- -------------- --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $        1,751 $       32,434  $            -  $            -
                                         ============== ============== ==============  ==============  ==============

                                                            MetLife
                                         -----------------------------

                                          Contrafund      Stock Index
                                         Portfolio (c)    Portfolio B
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $      133,881
                                         -------------- --------------
Expenses:
  Mortality and expense charges                       -        148,794
  Administrative fee                                  -         26,598
                                         -------------- --------------
    Total Expenses                                    -        175,392
                                         -------------- --------------
    Net investment (loss) income                      -        (41,511)
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -        613,648
  Change in unrealized appreciation
   (depreciation) of investments                      -       (159,135)
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -        454,513
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $      413,002
                                         ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                            MetLife
                                         ------------------------------------------------------------------------------

                                               FI          Met/Putnam       BlackRock       BlackRock      BlackRock
                                          International      Voyager       Bond Income     Bond Income    Money Market
                                             Stock B     Portfolio B (a)    Portfolio      Portfolio B     Portfolio
                                         --------------  --------------- --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        1,646  $           38  $        1,114  $        1,380  $        4,842
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                   4,047              16             257             455           2,112
  Administrative fee                                880               9              33              96             256
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                                4,927              25             290             551           2,368
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 (3,281)             13             824             829           2,474
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         21,781            (734)             14             (22)              -
  Change in unrealized appreciation
   (depreciation) of investments                 32,393             (94)           (630)           (457)              -
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     54,174            (828)           (616)           (479)              -
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       50,893  $         (815) $          208  $          350  $        2,474
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                                              Davis
                                            BlackRock        Venture
                                          Money Market        Value
                                         Portfolio B (b)     Fund E
                                         --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      143,062  $      168,454
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  66,590         459,940
  Administrative fee                             11,795          81,504
                                         --------------  --------------
    Total Expenses                               78,385         541,444
                                         --------------  --------------
    Net investment (loss) income                 64,677        (372,990)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -       1,278,107
  Change in unrealized appreciation
   (depreciation) of investments                      -       1,742,393
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -       3,020,500
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       64,677  $    2,647,510
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------
                                                                                                             Capital
                                         Harris Oakmark     Jennison          MFS              MFS          Guardian
                                         Focused Value       Growth       Total Return   Investors Trust   U.S. Equity
                                             Fund B        Portfolio B      Series B        Series B        Series A
                                         --------------  --------------  --------------  --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      136,690  $            -  $        1,074  $          852  $           26
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 198,602         157,650             556           4,681           1,214
  Administrative fee                             34,644          27,520             148           1,009             151
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                              233,246         185,170             704           5,690           1,365
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                (96,556)       (185,170)            370          (4,838)         (1,339)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        433,994         343,140           2,227          16,735           1,739
  Change in unrealized appreciation
   (depreciation) of investments                664,485         985,639          (1,402)          7,587           3,558
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,098,479       1,328,779             825          24,322           5,297
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,001,923  $    1,143,609  $        1,195  $       19,484  $        3,958
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                             Capital        Salomon
                                            Guardian        Brothers
                                           U.S. Equity   Strategic Bond
                                            Series B      Portfolio B
                                         --------------  --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $        3,510
                                         --------------  --------------
Expenses:
  Mortality and expense charges                   3,805             842
  Administrative fee                                737             176
                                         --------------  --------------
    Total Expenses                                4,542           1,018
                                         --------------  --------------
    Net investment (loss) income                 (4,542)          2,492
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         10,932             289
  Change in unrealized appreciation
   (depreciation) of investments                  6,975          (1,966)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     17,907          (1,677)
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       13,365  $          815
                                         ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                             --------------------------------------------------------------------------------
                                                 Salomon                                                         Franklin
                                                Brothers      T. Rowe Price   T. Rowe Price   T. Rowe Price     Templeton
                                             U.S. Government    Small-Cap       Large-Cap       Large-Cap    Small-Cap Growth
                                             Portfolio B (b)   Portfolio B     Portfolio A     Portfolio B     Portfolio B
                                             --------------- --------------  --------------  --------------  ----------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $            -  $          114  $          925   $        1,530
                                             --------------  --------------  --------------  --------------   --------------
Expenses:
  Mortality and expense charges                       1,053           1,023             271           3,284            1,013
  Administrative fee                                    204             220              33             668              216
                                             --------------  --------------  --------------  --------------   --------------
    Total Expenses                                    1,257           1,243             304           3,952            1,229
                                             --------------  --------------  --------------  --------------   --------------
    Net investment (loss) income                     (1,257)         (1,243)           (190)         (3,027)             301
                                             --------------  --------------  --------------  --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                        (488)          2,045           1,239           5,380              172
  Change in unrealized appreciation
   (depreciation) of investments                        758           7,084            (200)         17,932            7,699
                                             --------------  --------------  --------------  --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                            270           9,129           1,039          23,312            7,871
                                             --------------  --------------  --------------  --------------   --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $         (987) $        7,886  $          849  $       20,285   $        8,172
                                             ==============  ==============  ==============  ==============   ==============

                                             -------------------------------
                                                BlackRock      Oppenheimer
                                                Strategic        Global
                                                  Value          Equity
                                               Portfolio B   Portfolio B (b)
                                             --------------  ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,951  $            -
                                             --------------  --------------
Expenses:
  Mortality and expense charges                         334               6
  Administrative fee                                     83               3
                                             --------------  --------------
    Total Expenses                                      417               9
                                             --------------  --------------
    Net investment (loss) income                      1,534              (9)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          37             (33)
  Change in unrealized appreciation
   (depreciation) of investments                       (292)            186
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                           (255)            153
                                             --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $        1,279  $          144
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                             Dreyfus                                 PIMCO
                                         --------------- -------------------------------------------------------------
                                                                                             StocksPLUS
                                              Stock                                           Growth &        Total
                                              Index        High Yield     Low Duration         Income        Return
                                         Portfolio B (a)   Portfolio       Portfolio         Portfolio      Portfolio
                                         --------------- --------------  --------------    -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $        2,524  $        3,096    $          119 $            -
                                         --------------  --------------  --------------    -------------- --------------
Expenses:
  Mortality and expense charges                       -             444           1,200                63              -
  Administrative fee                                  -             100             239                 7              -
                                         --------------  --------------  --------------    -------------- --------------
    Total Expenses                                    -             544           1,439                70              -
                                         --------------  --------------  --------------    -------------- --------------
    Net investment (loss) income                      -           1,980           1,657                49              -
                                         --------------  --------------  --------------    -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -               3             (11)               27              -
  Change in unrealized appreciation
   (depreciation) of investments                      -            (397)         (2,058)               22              -
                                         --------------  --------------  --------------    -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -            (394)         (2,069)               49              -
                                         --------------  --------------  --------------    -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            -  $        1,586  $         (412)   $           98 $            -
                                         ==============  ==============  ==============    ============== ==============

                                            Lazard          Pioneer
                                         -------------- ---------------

                                          Retirement          VCT
                                           Small-Cap        Mid-Cap
                                         Portfolio (c)  Portfolio B (c)
                                         -------------- ---------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $            -
                                         -------------- --------------
Expenses:
  Mortality and expense charges                       -              -
  Administrative fee                                  -              -
                                         -------------- --------------
    Total Expenses                                    -              -
                                         -------------- --------------
    Net investment (loss) income                      -              -
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -              -
  Change in unrealized appreciation
   (depreciation) of investments                      -              -
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -              -
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $            -
                                         ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                            American Funds                        Morgan Stanley
                                             -------------------------------------------- ------------------------------
                                                 Global       Growth and                    UIF Equity      UIF U.S.
                                                 Growth         Income         Growth       and Income     Real Estate
                                               Fund B (c)     Fund B (c)     Fund B (c)   Portfolio B (c) Portfolio (c)
                                             -------------- -------------- -------------- --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            - $            - $            -  $            -
                                             -------------- -------------- -------------- --------------  --------------
Expenses:
  Mortality and expense charges                           -              -              -              -               -
  Administrative fee                                      -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    Total Expenses                                        -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    Net investment (loss) income                          -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -              -              -               -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -              -              -               -
                                             -------------- -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            - $            - $            -  $            -
                                             ============== ============== ============== ==============  ==============

                                                   Salomon Brothers
                                             -----------------------------
                                             Variable High    Variable
                                              Yield Bond      Small-Cap
                                             Portfolio (c)  Portfolio (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                             Salomon Brothers                   Van Kampen
                                             ---------------- ----------------------------------------------- --------------
                                                                                    LIT             LIT        Allocation
                                              VSF Investors         LIT          Emerging         Growth         Select
                                                   Fund          Comstock         Growth        and Income      Balanced
                                              Portfolio (c)   Portfolio B (c) Portfolio B (c) Portfolio B (c) Portfolio (c)
                                             ---------------- --------------- --------------- --------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                   $            -  $            -  $            -  $            -  $            -
                                              --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                            -               -               -               -               -
  Administrative fee                                       -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    Total Expenses                                         -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                           -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                            -               -               -               -               -
  Change in unrealized appreciation
   (depreciation) of investments                           -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                               -               -               -               -               -
                                              --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                          $            -  $            -  $            -  $            -  $            -
                                              ==============  ==============  ==============  ==============  ==============

                                               Smith Barney
                                             ------------------------------
                                              Allocation     Allocation
                                                Select         Select
                                                Growth       High Growth
                                             Portfolio (c)  Portfolio (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                           Smith Barney
                                             ---------------------------------------------------------------------------
                                                                              Greenwich      Greenwich      Greenwich
                                              Capital and    Equity Index    Fundamental      Street         Street
                                                Income           Fund           Value      Appreciation   Equity Index
                                             Portfolio (c)  Portfolio B (c) Portfolio (c)  Portfolio (c)  Portfolio (c)
                                             -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -  $            - $            - $            -
                                             -------------- --------------  -------------- -------------- --------------
Expenses:
  Mortality and expense charges                           -              -               -              -              -
  Administrative fee                                      -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    Total Expenses                                        -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    Net investment (loss) income                          -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -               -              -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -               -              -              -
                                             -------------- --------------  -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -  $            - $            - $            -
                                             ============== ==============  ============== ============== ==============

                                             ------------------------------

                                              IS Dividend     IS Growth
                                               Strategy      and Income
                                             Portfolio (c)  Portfolio (c)
                                             -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -
                                             -------------- --------------
Expenses:
  Mortality and expense charges                           -              -
  Administrative fee                                      -              -
                                             -------------- --------------
    Total Expenses                                        -              -
                                             -------------- --------------
    Net investment (loss) income                          -              -
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -
                                             ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                              Smith Barney
                                         --------------------------------------------------------------------------------------
                                         Multi Disciplined Multi Disciplined Multi Disciplined Multi Disciplined    Premier
                                         Balanced All-Cap       All-Cap          Large-Cap      Global All-Cap     Selections
                                         Growth and Value  Growth and Value  Growth and Value  Growth and Value  All-Cap Growth
                                           Portfolio (c)     Portfolio (c)     Portfolio (c)     Portfolio (c)   Portfolio (c)
                                         ----------------- ----------------- ----------------- ----------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -    $            -    $            -    $            -   $            -
                                          --------------    --------------    --------------    --------------   --------------
Expenses:
  Mortality and expense charges                        -                 -                 -                 -                -
  Administrative fee                                   -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    Total Expenses                                     -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    Net investment (loss) income                       -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -                 -                 -                 -                -
  Change in unrealized appreciation
   (depreciation) of investments                       -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                           -                 -                 -                 -                -
                                          --------------    --------------    --------------    --------------   --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -    $            -    $            -    $            -   $            -
                                          ==============    ==============    ==============    ==============   ==============

                                              Travelers Series Fund
                                         -------------------------------
                                         Salomon Brothers Smith Barney
                                            Adjustable     Aggressive
                                           Rate Income       Growth
                                          Portfolio (c)   Portfolio (c)
                                         ---------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -  $            -
                                          --------------  --------------
Expenses:
  Mortality and expense charges                        -               -
  Administrative fee                                   -               -
                                          --------------  --------------
    Total Expenses                                     -               -
                                          --------------  --------------
    Net investment (loss) income                       -               -
                                          --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -               -
  Change in unrealized appreciation
   (depreciation) of investments                       -               -
                                          --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                           -               -
                                          --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -  $            -
                                          ==============  ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                 Travelers Series Fund
                                             -------------------------------------------------------------
                                             Smith Barney   Smith Barney                    Smith Barney
                                               Large-Cap      Large-Cap    Smith Barney   Social Awareness
                                                Growth          Value      Money Market        Stock
                                             Portfolio (c)  Portfolio (c)  Portfolio (c)   Portfolio (c)
                                             -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            - $            -  $            -
                                             -------------- -------------- --------------  --------------
Expenses:
  Mortality and expense charges                           -              -              -               -
  Administrative fee                                      -              -              -               -
                                             -------------- -------------- --------------  --------------
    Total Expenses                                        -              -              -               -
                                             -------------- -------------- --------------  --------------
    Net investment (loss) income                          -              -              -               -
                                             -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -              -               -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -              -               -
                                             -------------- -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -              -               -
                                             -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            - $            -  $            -
                                             ============== ============== ==============  ==============

                                                        Travelers Series Trust
                                             --------------------------------------------

                                              AIM Capital    Convertible
                                             Appreciation    Securities       Equity Income
                                             Portfolio (c)  Portfolio (c)     Portfolio (c)
                                             -------------- --------------    --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -    $            -
                                             -------------- --------------    --------------
Expenses:
  Mortality and expense charges                           -              -                 -
  Administrative fee                                      -              -                 -
                                             -------------- --------------    --------------
    Total Expenses                                        -              -                 -
                                             -------------- --------------    --------------
    Net investment (loss) income                          -              -                 -
                                             -------------- --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -                 -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -                 -
                                             -------------- --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -                 -
                                             -------------- --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -    $            -
                                             ============== ==============    ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                               Travelers Series Trust
                                             -----------------------------------------------------------------------------------
                                                                                                  Managed           Managed
                                               Federated        Janus                        Allocation Series Allocation Series
                                              High Yield    Appreciation        Large-Cap       Aggressive       Conservative
                                             Portfolio (c)  Portfolio (c)     Portfolio (c)    Portfolio (c)     Portfolio (c)
                                             -------------- --------------    -------------- ----------------- -----------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            - $            -    $            -  $            -    $            -
                                             -------------- --------------    --------------  --------------    --------------
Expenses:
  Mortality and expense charges                           -              -                 -               -                 -
  Administrative fee                                      -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    Total Expenses                                        -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    Net investment (loss) income                          -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -                 -               -                 -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -                 -               -                 -
                                             -------------- --------------    --------------  --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                         $            - $            -    $            -  $            -    $            -
                                             ============== ==============    ==============  ==============    ==============

                                             ---------------------------------------
                                                   Managed              Managed
                                              Allocation Series    Allocation Series
                                             Moderate Aggressive Moderate Conservative
                                                Portfolio (c)        Portfolio (c)
                                             ------------------- ---------------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                                    $            -       $            -
                                               --------------       --------------
Expenses:
  Mortality and expense charges                             -                    -
  Administrative fee                                        -                    -
                                               --------------       --------------
    Total Expenses                                          -                    -
                                               --------------       --------------
    Net investment (loss) income                            -                    -
                                               --------------       --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                             -                    -
  Change in unrealized appreciation
   (depreciation) of investments                            -                    -
                                               --------------       --------------
    Net realized and unrealized gains
     (losses) on investments                                -                    -
                                               --------------       --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                           $            -       $            -
                                               ==============       ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                   Travelers Series Trust
                                         -----------------------------------------------------------------------------
                                              Managed         Mercury
                                         Allocation Series   Large-Cap         MFS                         Pioneer
                                             Moderate          Core       Total Return     MFS Value        Fund
                                           Portfolio (c)   Portfolio (c)  Portfolio (c)  Portfolio (c)  Portfolio (c)
                                         ----------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -   $            - $            - $            - $            -
                                          --------------   -------------- -------------- -------------- --------------
Expenses:
  Mortality and expense charges                        -                -              -              -              -
  Administrative fee                                   -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    Total Expenses                                     -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    Net investment (loss) income                       -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -                -              -              -              -
  Change in unrealized appreciation
   (depreciation) of investments                       -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                           -                -              -              -              -
                                          --------------   -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -   $            - $            - $            - $            -
                                          ==============   ============== ============== ============== ==============

                                         ------------------------------
                                            Pioneer        Pioneer
                                            Mid-Cap       Strategic
                                             Value         Income
                                         Portfolio (c)  Portfolio (c)
                                         -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            - $            -
                                         -------------- --------------
Expenses:
  Mortality and expense charges                       -              -
  Administrative fee                                  -              -
                                         -------------- --------------
    Total Expenses                                    -              -
                                         -------------- --------------
    Net investment (loss) income                      -              -
                                         -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -              -
  Change in unrealized appreciation
   (depreciation) of investments                      -              -
                                         -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                          -              -
                                         -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $            - $            -
                                         ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year Ended December 31, 2005

                                                             Travelers Series Trust
                                         ---------------------------------------------------------------
                                           Style Focus      Style Focus      Travelers        U.S.
                                         Series Small-Cap Series Small-Cap    Managed      Government
                                              Growth           Value          Income       Securities
                                          Portfolio (c)    Portfolio (c)   Portfolio (c)  Portfolio (c)
                                         ---------------- ---------------- -------------- --------------
NET INVESTMENT INCOME (LOSS):
Income:
  Dividends                               $            -   $            -  $            - $            -
                                          --------------   --------------  -------------- --------------
Expenses:
  Mortality and expense charges                        -                -               -              -
  Administrative fee                                   -                -               -              -
                                          --------------   --------------  -------------- --------------
    Total Expenses                                     -                -               -              -
                                          --------------   --------------  -------------- --------------
    Net investment (loss) income                       -                -               -              -
                                          --------------   --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                               -                -               -              -
  Change in unrealized appreciation
   (depreciation) of investments                       -                -               -              -
                                          --------------   --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                           -                -               -              -
                                          --------------   --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                      $            -   $            -  $            - $            -
                                          ==============   ==============  ============== ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Concluded)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                      Lord Abbett                     Lord Abbett                     Lord Abbett
                                      Growth and                      Growth and                         Bond
                                        Income                          Income                         Debenture
                                       Portfolio                      Portfolio B                      Portfolio
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       14,720  $       (8,329) $      338,525  $     (287,246) $        4,799  $        2,829
 Net realized (losses)
   gains from security
   transactions                     28,189          12,444       1,142,681       1,104,118             665             577
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     (23,747)         99,539      (1,119,384)      2,346,550          (4,655)          6,625
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                19,162         103,654         361,822       3,163,422             809          10,031
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments               6,566           4,076       5,008,969      20,311,997               -               -
 Net investment division
   transfers                        10,087          98,268      (7,034,449)     (3,926,775)          5,386           4,261
 Other net transfers              (131,446)        (76,597)     (1,238,293)       (911,711)        (16,774)         (9,318)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                 (114,793)         25,747      (3,263,773)     15,473,511         (11,388)         (5,057)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (95,631)        129,401      (2,901,951)     18,636,933         (10,579)          4,974
NET ASSETS - BEGINNING
 OF PERIOD                       1,001,744         872,343      31,670,549      13,033,616         150,155         145,181
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      906,113  $    1,001,744  $   28,768,598  $   31,670,549  $      139,576  $      150,155
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                      Lord Abbett
                                         Bond
                                       Debenture
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      504,724  $      421,428
 Net realized (losses)
   gains from security
   transactions                    367,346         591,435
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (938,991)        268,981
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               (66,921)      1,281,844
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           1,827,237      14,720,095
 Net investment division
   transfers                    (4,859,679)     (4,938,721)
 Other net transfers            (1,196,018)     (1,069,557)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (4,228,460)      8,711,817
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (4,295,381)      9,993,661
NET ASSETS - BEGINNING
 OF PERIOD                      23,963,810      13,970,149
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   19,668,429  $   23,963,810
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                         ---------------------------------------------------------------------------------------------
                                   Lord Abbett                     Lord Abbett                     JP Morgan
                                     Mid-Cap                         Mid-Cap                        Quality
                                      Value                           Value                          Bond
                                    Portfolio                      Portfolio B                     Portfolio
                         ------------------------------  ------------------------------  ----------------------------
                              2005            2004            2005            2004                        2004 (f)
                         --------------  --------------  --------------  --------------                --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income         $        8,856  $        3,951  $       36,221  $       13,617                $          556
 Net realized
   (losses) gains
   from security
   transactions                  14,111          10,115          32,192           6,707                         4,498
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   (2,307)         40,634           6,907         134,325                        (4,536)
                         --------------  --------------  --------------  --------------                --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                  20,660          54,700          75,320         154,649                           518
                         --------------  --------------  --------------  --------------                --------------
From capital
 transactions:
 Net purchase payments            4,667           4,535         205,136         179,543                         2,118
 Net investment
   division transfers             8,791         (22,515)         98,470          75,155                       (45,075)
 Other net transfers            (27,523)         (2,292)        (43,485)         (9,196)                      (28,247)
                         --------------  --------------  --------------  --------------                --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (14,065)        (20,272)        260,121         245,502                       (71,204)
                         --------------  --------------  --------------  --------------                --------------
    NET CHANGE IN NET
     ASSETS                       6,595          34,428         335,441         400,151                       (70,686)
NET ASSETS -
 BEGINNING OF PERIOD            289,411         254,983         920,483         520,332                        70,686
                         --------------  --------------  --------------  --------------                --------------
NET ASSETS - END OF
 PERIOD                  $      296,006  $      289,411  $    1,255,924  $      920,483                $            -
                         ==============  ==============  ==============  ==============                ==============

                         ----------------------------
                                  JP Morgan
                                   Quality
                                     Bond
                                 Portfolio B
                         ---------------------------
                                         2004 (f)
                                      --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income                      $       49,417
 Net realized
   (losses) gains
   from security
   transactions                              (48,752)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                12,771
                                      --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                               13,436
                                      --------------
From capital
 transactions:
 Net purchase payments                       126,769
 Net investment
   division transfers                       (588,290)
 Other net transfers                         (19,360)
                                      --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                           (480,881)
                                      --------------
    NET CHANGE IN NET
     ASSETS                                 (467,445)
NET ASSETS -
 BEGINNING OF PERIOD                         467,445
                                      --------------
NET ASSETS - END OF
 PERIOD                               $            -
                                      ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                         --------------------------------------------------------------------------------------------
                                   Met/Putnam                      Met/Putnam                     JP Morgan
                                     Capital                         Capital                        Select
                                  Opportunities                   Opportunities                     Equity
                                   Portfolio A                     Portfolio B                    Portfolio
                         ------------------------------  ------------------------------  ---------------------------
                              2005            2004            2005            2004                       2004 (f)
                         --------------  --------------  --------------  --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income         $       (1,355) $       (1,520) $         (218) $         (222)              $          469
 Net realized
   (losses) gains
   from security
   transactions                   1,694            (241)          4,871              38                      (12,395)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   10,324          19,447          (3,223)          2,736                       18,145
                         --------------  --------------  --------------  --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                  10,663          17,686           1,430           2,552                        6,219
                         --------------  --------------  --------------  --------------               --------------
From capital
 transactions:
 Net purchase payments            2,002           1,599               -           1,537                            -
 Net investment
   division transfers            (1,356)          3,567             150           4,326                     (110,385)
 Other net transfers            (10,868)           (786)        (13,874)            (46)                     (10,824)
                         --------------  --------------  --------------  --------------               --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (10,222)          4,380         (13,724)          5,817                     (121,209)
                         --------------  --------------  --------------  --------------               --------------
    NET CHANGE IN NET
     ASSETS                         441          22,066         (12,294)          8,369                     (114,990)
NET ASSETS -
 BEGINNING OF PERIOD            122,871         100,805          22,953          14,584                      114,990
                         --------------  --------------  --------------  --------------               --------------
NET ASSETS - END OF
 PERIOD                  $      123,312  $      122,871  $       10,659  $       22,953               $            -
                         ==============  ==============  ==============  ==============               ==============

                         ----------------------------
                                  JP Morgan
                                    Select
                                    Equity
                                 Portfolio B
                         ---------------------------
                                         2004 (f)
                                      --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income                      $          140
 Net realized
   (losses) gains
   from security
   transactions                                5,516
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (3,342)
                                      --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                                2,314
                                      --------------
From capital
 transactions:
 Net purchase payments                             -
 Net investment
   division transfers                        (37,406)
 Other net transfers                            (334)
                                      --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                            (37,740)
                                      --------------
    NET CHANGE IN NET
     ASSETS                                  (35,426)
NET ASSETS -
 BEGINNING OF PERIOD                          35,426
                                      --------------
NET ASSETS - END OF
 PERIOD                               $            -
                                      ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                                                   Oppenheimer                     Oppenheimer
                                     Met/Putnam                      Capital                         Capital
                                      Research                     Appreciation                   Appreciation
                                     Portfolio B                   Portfolio A                     Portfolio B
                            ----------------------------  ------------------------------ ------------------------------
                                             2004 (f)          2005          2004 (g)         2005            2004
           -                              --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $       (7,801) $         (334) $        4,680 $     (115,239) $      953,718
 Net realized (losses)
   gains from security
   transactions                                  116,572             120              14         (5,021)        419,501
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (83,740)          3,985           1,717        565,732        (403,881)
                                          --------------  --------------  -------------- --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              25,031           3,771           6,411        445,472         969,338
                                          --------------  --------------  -------------- --------------  --------------
From capital
 transactions:
 Net purchase payments                         1,416,020           4,903               -      2,453,950      13,149,827
 Net investment division
   transfers                                  (2,380,930)            659          88,420     (4,119,415)     (2,071,937)
 Other net transfers                            (125,578)         (2,749)              -       (848,038)       (664,143)
                                          --------------  --------------  -------------- --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                             (1,090,488)          2,813          88,420     (2,513,503)     10,413,747
                                          --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN NET
     ASSETS                                   (1,065,457)          6,584          94,831     (2,068,031)     11,383,085
NET ASSETS - BEGINNING
 OF PERIOD                                     1,065,457          94,831               -     20,277,052       8,893,967
                                          --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -  $      101,415  $       94,831 $   18,209,021  $   20,277,052
                                          ==============  ==============  ============== ==============  ==============

                            -------------------------------

                                         Money
                                        Market
                                      Portfolio B
                            ------------------------------
                               2005 (a)          2004
           -                --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        1,808  $      (35,456)
 Net realized (losses)
   gains from security
   transactions                          -               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -               -
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,808         (35,456)
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           3,019,303       3,525,797
 Net investment division
   transfers                    (5,986,363)     (2,429,034)
 Other net transfers              (466,929)       (508,944)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (3,433,989)        587,819
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (3,432,181)        552,363
NET ASSETS - BEGINNING
 OF PERIOD                       3,432,181       2,879,818
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $    3,432,181
                            ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(f) For the period from January 1, 2004 to November 19, 2004
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                         Janus                           Janus                        Lord Abbett
                                      Aggressive                      Aggressive                        Growth
                                        Growth                          Growth                        Opportunity
                                      Portfolio A                     Portfolio B                      Portfolio
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (g)          2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       (1,750) $       (1,138) $     (145,362) $     (140,275) $        7,656  $       (1,579)
 Net realized (losses)
   gains from security
   transactions                      1,587            (159)        394,917         228,766           6,810             736
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      16,534          12,426         670,147         828,590          (9,891)         13,443
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                16,371          11,129         919,702         917,081           4,575          12,600
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments               9,535               -       1,663,140       6,905,181           4,667           4,535
 Net investment division
   transfers                       (10,724)        131,075      (3,661,772)       (188,542)         13,041           4,648
 Other net transfers                (2,868)         (7,521)       (530,223)       (254,144)        (19,573)              -
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   (4,057)        123,554      (2,528,855)      6,462,495          (1,865)          9,183
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         12,314         134,683      (1,609,153)      7,379,576           2,710          21,783
NET ASSETS - BEGINNING
 OF PERIOD                         134,683               -      11,610,651       4,231,075         126,227         104,444
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      146,997  $      134,683  $   10,001,498  $   11,610,651  $      128,937  $      126,227
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                      Lord Abbett
                                        Growth
                                      Opportunity
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        6,599  $       (1,071)
 Net realized (losses)
   gains from security
   transactions                      6,240             333
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (8,706)         11,698
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 4,133          10,960
                            --------------  --------------
From capital
 transactions:
 Net purchase payments               1,875             600
 Net investment division
   transfers                         2,911          36,089
 Other net transfers               (12,694)            (54)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   (7,908)         36,635
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                         (3,775)         47,595
NET ASSETS - BEGINNING
 OF PERIOD                         109,707          62,112
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      105,932  $      109,707
                            ==============  ==============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                         PIMCO                           PIMCO                            RCM
                                     Total Return                    Total Return                       Global
                                         Bond                            Bond                         Technology
                                      Portfolio A                     Portfolio B                     Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (g)          2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          (98) $          (20) $     (158,248) $      979,465  $      (20,581) $      (26,381)
 Net realized (losses)
   gains from security
   transactions                          3               -         (59,312)        (52,452)         (9,618)        (26,327)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         229              83         297,006        (510,064)        200,224         147,864
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   134              63          79,446         416,949         170,025          95,156
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments               2,108               -       3,382,251      10,567,315         443,414       1,841,421
 Net investment division
   transfers                           246          11,822      (1,416,787)     (2,808,775)       (671,463)        492,822
 Other net transfers                    (8)              -        (914,987)       (712,161)        (69,064)        (44,121)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                    2,346          11,822       1,050,477       7,046,379        (297,113)      2,290,122
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                          2,480          11,885       1,129,923       7,463,328        (127,088)      2,385,278
NET ASSETS - BEGINNING
 OF PERIOD                          11,885               -      17,062,363       9,599,035       2,796,181         410,903
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       14,365  $       11,885  $   18,192,286  $   17,062,363  $    2,669,093  $    2,796,181
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                     T. Rowe Price
                                        Mid-Cap
                                        Growth
                                      Portfolio A
                            ------------------------------
                                 2005            2004 (g)
                            --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          109    $         (116)
 Net realized (losses)
   gains from security
   transactions                         65               235
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,375             1,611
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,549             1,730
                            --------------    --------------
From capital
 transactions:
 Net purchase payments                   -                 -
 Net investment division
   transfers                            (6)           10,026
 Other net transfers                    (4)               (2)
                            --------------    --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                      (10)           10,024
                            --------------    --------------
    NET CHANGE IN NET
     ASSETS                          1,539            11,754
NET ASSETS - BEGINNING
 OF PERIOD                          11,754                 -
                            --------------    --------------
NET ASSETS - END OF
 PERIOD                     $       13,293    $       11,754
                            ==============    ==============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------
                                     T. Rowe Price                        MFS                             MFS
                                        Mid-Cap                        Research                        Research
                                        Growth                       International                   International
                                      Portfolio B                      Portfolio                      Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       86,475  $     (101,835) $       11,924  $       (1,729) $      489,912  $     (107,299)
 Net realized (losses)
   gains from security
   transactions                    240,697         425,704          14,521           2,658         552,211         607,384
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     757,999         557,702          17,959          24,148         706,484       1,560,303
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,085,171         881,571          44,404          25,077       1,748,607       2,060,388
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           2,557,582       4,732,657               -               -       3,135,501       6,320,262
 Net investment division
   transfers                      (287,187)     (2,945,517)        104,299          16,569      (2,862,227)      2,428,557
 Other net transfers              (336,728)       (273,670)        (29,410)         (6,118)       (532,542)       (415,450)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                1,933,667       1,513,470          74,889          10,451        (259,268)      8,333,369
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                      3,018,838       2,395,041         119,293          35,528       1,489,339      10,393,757
NET ASSETS - BEGINNING
 OF PERIOD                       7,397,599       5,002,558         164,954         129,426      12,666,736       2,272,979
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   10,416,437  $    7,397,599  $      284,247  $      164,954  $   14,156,075  $   12,666,736
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------

                                        Lazard
                                        Mid-Cap
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      615,655  $      (81,328)
 Net realized (losses)
   gains from security
   transactions                    199,035         278,357
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (420,471)        381,004
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               394,219         578,033
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           1,630,118       3,931,452
 Net investment division
   transfers                    (1,414,470)     (1,294,636)
 Other net transfers              (311,852)       (205,691)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  (96,204)      2,431,125
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        298,015       3,009,158
NET ASSETS - BEGINNING
 OF PERIOD                       6,071,445       3,062,287
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    6,369,460  $    6,071,445
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                        Met/AIM                         Harris                      Third Avenue
                                       Small-Cap                        Oakmark                      Small-Cap
                                        Growth                       International                     Value
                                      Portfolio B                     Portfolio B                    Portfolio
                            ------------------------------  ------------------------------  ----------------------------
                                 2005            2004            2005            2004          2005 (b)
                            --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       49,812  $     (136,354) $      (50,351) $     (228,377) $         (639)
 Net realized (losses)
   gains from security
   transactions                    115,671         221,946       1,099,930         783,758             114
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     401,669         748,466       1,263,576       2,444,659          17,262
                            --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               567,152         834,058       2,313,155       3,000,040          16,737
                            --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           1,285,939       6,915,880       5,671,736      11,309,519               -
 Net investment division
   transfers                    (2,661,650)      1,164,011      (3,650,835)        191,488          85,583
 Other net transfers              (436,187)       (310,854)       (632,346)       (401,986)              -
                            --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (1,811,898)      7,769,037       1,388,555      11,099,021          85,583
                            --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                     (1,244,746)      8,603,095       3,701,710      14,099,061         102,320
NET ASSETS - BEGINNING
 OF PERIOD                      11,611,517       3,008,422      19,624,405       5,525,344               -
                            --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   10,366,771  $   11,611,517  $   23,326,115  $   19,624,405  $      102,320
                            ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                     Third Avenue
                                       Small-Cap
                                         Value
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $     (225,881) $      171,370
 Net realized (losses)
   gains from security
   transactions                  1,169,704         678,909
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   1,143,634       2,059,567
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             2,087,457       2,909,846
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           5,316,600      10,012,068
 Net investment division
   transfers                    (4,037,861)     (1,075,770)
 Other net transfers              (581,383)       (385,541)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  697,356       8,550,757
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                      2,784,813      11,460,603
NET ASSETS - BEGINNING
 OF PERIOD                      17,088,119       5,627,516
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   19,872,932  $   17,088,119
                            ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------
                                    PIMCO Inflation                   Lord Abbett                    Neuberger
                                       Protected                       America's                       Berman
                                         Bond                            Value                      Real Estate
                                      Portfolio B                     Portfolio B                    Portfolio
                            ------------------------------  ------------------------------  ----------------------------
                                 2005            2004            2005            2004          2005 (b)
                            --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $     (330,825) $      958,846  $         (787) $          993  $         (593)
 Net realized (losses)
   gains from security
   transactions                    168,032         307,522          10,579             446             254
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      71,576           9,364          (7,527)          6,508          10,185
                            --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               (91,217)      1,275,732           2,265           7,947           9,846
                            --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments           3,572,462      14,366,920          22,417               -               -
 Net investment division
   transfers                    (3,180,172)      1,507,699          31,442          21,448          66,470
 Other net transfers            (1,277,462)       (979,402)        (12,229)         (2,316)         (1,166)
                            --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                 (885,172)     14,895,217          41,630          19,132          65,304
                            --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                       (976,389)     16,170,949          43,895          27,079          75,150
NET ASSETS - BEGINNING
 OF PERIOD                      23,952,015       7,781,066          61,414          34,335               -
                            --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   22,975,626  $   23,952,015  $      105,309  $       61,414  $       75,150
                            ==============  ==============  ==============  ==============  ==============

                            -------------------------------
                                       Neuberger
                                        Berman
                                      Real Estate
                                      Portfolio B
                            ------------------------------
                                 2005          2004 (g)
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      (80,026) $      155,522
 Net realized (losses)
   gains from security
   transactions                    465,475         289,356
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     157,985         871,589
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               543,434       1,316,467
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           1,574,003       2,233,007
 Net investment division
   transfers                    (1,266,400)      2,059,197
 Other net transfers              (256,843)       (167,612)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   50,760       4,124,592
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        594,194       5,441,059
NET ASSETS - BEGINNING
 OF PERIOD                       5,441,059               -
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    6,035,253  $    5,441,059
                            ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------
                                       Turner                     Goldman Sachs                   Defensive
                                       Mid-Cap                       Mid-Cap                      Strategy
                                       Growth                         Value                     Fund of Funds
                                     Portfolio B                   Portfolio B                   Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005         2004 (g)         2005         2004 (g)         2005         2004 (h)
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      72,417  $     (39,477) $     543,385  $      13,069  $     (15,949) $      44,736
 Net realized (losses)
   gains from security
   transactions                   179,863        105,068        248,303        180,509         11,738            100
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     46,038        562,700       (117,526)       757,652        456,555         (7,782)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              298,318        628,291        674,162        951,230        452,344         37,054
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            744,731      1,865,878      4,405,539      2,530,454      9,092,935        191,965
 Net investment division
   transfers                   (1,155,793)     1,911,702       (462,584)     2,126,870      3,597,244      2,524,444
 Other net transfers             (143,825)       (77,501)      (213,548)      (123,419)      (223,303)        (6,691)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                (554,887)     3,700,079      3,729,407      4,533,905     12,466,876      2,709,718
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (256,569)     4,328,370      4,403,569      5,485,135     12,919,220      2,746,772
NET ASSETS - BEGINNING
 OF PERIOD                      4,328,370              -      5,485,135              -      2,746,772              -
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   4,071,801  $   4,328,370  $   9,888,704  $   5,485,135  $  15,665,992  $   2,746,772
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                      Moderate
                                      Strategy
                                    Fund of Funds
                                     Portfolio B
                            ----------------------------
                                 2005         2004 (h)
                            -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $      40,824  $     128,845
 Net realized (losses)
   gains from security
   transactions                    36,069          1,158
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  1,671,717        (16,876)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,748,610        113,127
                            -------------  -------------
From capital
 transactions:
 Net purchase payments         20,932,938      3,220,805
 Net investment division
   transfers                   16,095,731      7,040,777
 Other net transfers           (1,201,030)             -
                            -------------  -------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions              35,827,639     10,261,582
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                    37,576,249     10,374,709
NET ASSETS - BEGINNING
 OF PERIOD                     10,374,709              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  47,950,958  $  10,374,709
                            =============  =============

(g) For the period from May 3, 2004 to December 31, 2004
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                              Met Investors
                       -----------------------------------------------------------------------------------------------
                                  Balanced                         Growth                        Aggressive
                                  Strategy                        Strategy                        Strategy
                                Fund of Funds                   Fund of Funds                   Fund of Funds
                                 Portfolio B                     Portfolio B                     Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (h)          2005          2004 (h)          2005          2004 (h)
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $      226,264  $      134,072  $     (117,742) $      171,623  $      (12,367) $        2,482
 Net realized
   (losses) gains
   from security
   transactions                44,281          28,552       1,207,774             834          58,514              29
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           5,089,576          75,147       8,568,944         493,300       1,676,228          55,698
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             5,360,121         237,771       9,658,976         665,757       1,722,375          58,209
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                56,547,502       6,334,622      78,410,151       5,328,868       9,675,030         551,267
 Net investment
   division
   transfers               48,415,193       9,131,577      24,723,435      28,213,679       9,183,188       1,849,252
 Other net transfers       (3,387,206)        (10,717)     (2,557,347)         (3,448)       (270,964)         (1,165)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions         101,575,489      15,455,482     100,576,239      33,539,099      18,587,254       2,399,354
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS           106,935,610      15,693,253     110,235,215      34,204,856      20,309,629       2,457,563
NET ASSETS -
 BEGINNING OF PERIOD       15,693,253               -      34,204,856               -       2,457,563               -
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $  122,628,863  $   15,693,253  $  144,440,071  $   34,204,856  $   22,767,192  $    2,457,563
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -----------------------------
                                 Cyclical
                                  Growth
                                   ETF
                               Portfolio B
                       ----------------------------
                          2005 (d)
                       --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $           (4)
 Net realized
   (losses) gains
   from security
   transactions                     -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                (453)
                       --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                  (457)
                       --------------
From capital
 transactions:
 Net purchase
   payments                         -
 Net investment
   division
   transfers                  115,278
 Other net transfers                -
                       --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions             115,278
                       --------------
    NET CHANGE IN
     NET ASSETS               114,821
NET ASSETS -
 BEGINNING OF PERIOD                -
                       --------------
NET ASSETS - END OF
 PERIOD                $      114,821
                       ==============

(d) For the period from September 30, 2005 to December 31, 2005
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                         Met Investors
                                     -------------------------------------------------------------------------------------
                                          Cyclical Growth &                                            Legg Mason
                                               Income                     VanKampen                      Value
                                                 ETF                       ComStock                      Equity
                                             Portfolio B                 Portfolio B                  Portfolio B
                                     --------------------------- ---------------------------- ----------------------------
                                        2005 (d)                    2005 (b)                     2005 (c)
                                     --------------              --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $       10,804               $           (5)
  Net realized (losses) gains
   from security transactions                     -                      (6,771)                           -
  Change in unrealized appreciation
   (depreciation) of investments                  -                       8,208                         (324)
                                     --------------              --------------               --------------
    Net increase (decrease)
     in net assets resulting from
     operations                                   -                      12,241                         (329)
                                     --------------              --------------               --------------
From capital transactions:
  Net purchase payments                           -                     712,550                       23,464
  Net investment division transfers               -                     258,851                        7,624
  Other net transfers                             -                     (19,361)                          (2)
                                     --------------              --------------               --------------
    Net (decrease) increase
     in net assets resulting from
     capital
     transactions                                 -                     952,040                       31,086
                                     --------------              --------------               --------------
    NET CHANGE IN NET
     ASSETS                                       -                     964,281                       30,757
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -                            -
                                     --------------              --------------               --------------
NET ASSETS - END OF PERIOD           $            -              $      964,281               $       30,757
                                     ==============              ==============               ==============

                                                 Russell
                                     ------------------------------

                                               Multi-Style
                                                 Equity
                                                  Fund
                                     ------------------------------
                                          2005            2004
                                     --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $         (576) $       (1,081)
  Net realized (losses) gains
   from security transactions                   311              38
  Change in unrealized appreciation
   (depreciation) of investments             10,496          14,662
                                     --------------  --------------
    Net increase (decrease)
     in net assets resulting from
     operations                              10,231          13,619
                                     --------------  --------------
From capital transactions:
  Net purchase payments                           -               -
  Net investment division transfers          (1,020)            649
  Other net transfers                           (21)         (1,939)
                                     --------------  --------------
    Net (decrease) increase
     in net assets resulting from
     capital
     transactions                            (1,041)         (1,290)
                                     --------------  --------------
    NET CHANGE IN NET
     ASSETS                                   9,190          12,329
NET ASSETS - BEGINNING OF
 PERIOD                                     177,572         165,243
                                     --------------  --------------
NET ASSETS - END OF PERIOD           $      186,762  $      177,572
                                     ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(d) For the period from September 30, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                        Russell
                            -----------------------------------------------------------------------------------------------


                                   Aggressive Equity                   Non-U.S.                        Core Bond
                                         Fund                            Fund                            Fund
                            ------------------------------  ------------------------------  ------------------------------
                                 2005            2004            2005            2004            2005            2004
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        2,996  $          802  $           78  $          202  $        8,887  $        7,868
 Net realized (losses)
   gains from security
   transactions                        176             143             410             381              38             141
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,405)          3,263           4,158           5,095          (7,237)            647
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,767           4,208           4,646           5,678           1,688           8,656
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -               -               -               -               -
 Net investment division
   transfers                          (170)             64          (1,063)         (1,057)          2,530           1,153
 Other net transfers                    (1)           (230)            (10)         (1,018)            (20)         (2,197)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                     (171)           (166)         (1,073)         (2,075)          2,510          (1,044)
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                          1,596           4,042           3,573           3,603           4,198           7,612
NET ASSETS - BEGINNING
 OF PERIOD                          36,173          32,131          39,230          35,627         277,989         270,377
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       37,769  $       36,173  $       42,803  $       39,230  $      282,187  $      277,989
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -------------------------------


                                Real Estate Securities
                                         Fund
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        6,259  $        3,786
 Net realized (losses)
   gains from security
   transactions                        449             561
 Change in unrealized
   appreciation
   (depreciation) of
   investments                         320          11,184
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 7,028          15,531
                            --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -
 Net investment division
   transfers                          (278)           (809)
 Other net transfers                    (3)           (295)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                     (281)         (1,104)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                          6,747          14,427
NET ASSETS - BEGINNING
 OF PERIOD                          61,957          47,530
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       68,704  $       61,957
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      AIM
                            ------------------------------------------------------------------------------------------

                                                                                                   Capital
                                   Premier Equity                Premier Equity                 Appreciation
                                        Fund                         Fund B                         Fund
                            ----------------------------  ---------------------------  ------------------------------
                                             2004 (e)                     2004 (e)          2005            2004
                                          --------------               --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $         (240)              $          (31) $         (953) $       (1,002)
 Net realized (losses)
   gains from security
   transactions                                  (16,985)                         290          (2,318)        (22,014)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    15,715                         (519)          8,370          25,865
                                          --------------               --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              (1,510)                        (260)          5,099           2,849
                                          --------------               --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                             1,399                        2,845           4,292           4,026
 Net investment division
   transfers                                     (49,783)                      (8,544)        (12,776)            247
 Other net transfers                                   -                            -            (273)           (705)
                                          --------------               --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                                (48,384)                      (5,699)         (8,757)          3,568
                                          --------------               --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                      (49,894)                      (5,959)         (3,658)          6,417
NET ASSETS - BEGINNING
 OF PERIOD                                        49,894                        5,959          75,584          69,167
                                          --------------               --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -               $            -  $       71,926  $       75,584
                                          ==============               ==============  ==============  ==============

                            ------------------------------

                                       Capital
                                    Appreciation
                                       Fund B
                            -----------------------------
                                 2005           2004
                            -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            - $            -
 Net realized (losses)
   gains from security
   transactions                          -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -              -
                            -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -              -
                            -------------- --------------
From capital
 transactions:
 Net purchase payments                   -              -
 Net investment division
   transfers                             -              -
 Other net transfers                     -              -
                            -------------- --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -              -
                            -------------- --------------
    NET CHANGE IN NET
     ASSETS                              -              -
NET ASSETS - BEGINNING
 OF PERIOD                               -              -
                            -------------- --------------
NET ASSETS - END OF
 PERIOD                     $            - $            -
                            ============== ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                  AIM
                                     --------------------------------------------------------------

                                              International                  International
                                                 Growth                          Growth
                                                  Fund                           Fund B
                                     ------------------------------  ------------------------------
                                          2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $         (130) $         (272) $          (24) $            -
  Net realized (losses) gains from
   security transactions                      1,586          (4,895)             80               -
  Change in unrealized
   appreciation (depreciation) of
   investments                                  (22)         12,491           8,080               -
                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                               1,434           7,324           8,136               -
                                     --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                           -               -          28,651               -
  Net investment division transfers         (28,454)           (480)         54,171               -
  Other net transfers                           (14)           (969)           (406)              -
                                     --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                   (28,468)         (1,449)         82,416               -
                                     --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                 (27,034)          5,875          90,552               -
NET ASSETS - BEGINNING OF
 PERIOD                                      40,188          34,313               -               -
                                     --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD           $       13,154  $       40,188  $       90,552  $            -
                                     ==============  ==============  ==============  ==============

                                                             Alliance
                                     --------------------------------------------------------

                                               Premier                      Premier
                                                Growth                       Growth
                                              Portfolio                   Portfolio B
                                     ---------------------------  ---------------------------
                                                     2004 (e)                     2004 (e)
                                                  --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $         (561)              $       (1,728)
  Net realized (losses) gains from
   security transactions                                 (58,418)                      17,516
  Change in unrealized
   appreciation (depreciation) of
   investments                                            55,747                      (25,318)
                                                  --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                           (3,232)                      (9,530)
                                                  --------------               --------------
From capital transactions:
  Net purchase payments                                    7,908                       15,699
  Net investment division transfers                     (111,758)                    (361,294)
  Other net transfers                                       (193)                      (3,709)
                                                  --------------               --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                               (104,043)                    (349,304)
                                                  --------------               --------------
    NET CHANGE IN NET
     ASSETS                                             (107,275)                    (358,834)
NET ASSETS - BEGINNING OF
 PERIOD                                                  107,275                      358,834
                                                  --------------               --------------
NET ASSETS - END OF PERIOD                        $            -               $            -
                                                  ==============               ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Alliance
                             --------------------------------------------------------------------------------------------
                                        Bernstein                       Bernstein                     Bernstein
                                       Real Estate                     Real Estate                    Large-Cap
                                       Investment                      Investment                       Growth
                                        Portfolio                      Portfolio B                   Portfolio B
                             ------------------------------  ------------------------------  ----------------------------
                                2005 (a)          2004          2005 (a)          2004          2005 (c)
                             --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                    $         (278) $          440  $       (1,185) $        1,796  $            -
 Net realized (losses)
   gains from security
   transactions                      23,188             784          74,845           6,535               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (24,887)         13,118         (85,440)         61,510               -
                             --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 (1,977)         14,342         (11,780)         69,841               -
                             --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                2,696           2,386           5,000          51,781               -
 Net investment division
   transfers                        (58,027)          3,186        (275,579)        (10,502)              -
 Other net transfers                     (1)           (449)         (2,000)         (7,376)              -
                             --------------  --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from
     capital transactions           (55,332)          5,123        (272,579)         33,903               -
                             --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                         (57,309)         19,465        (284,359)        103,744               -
NET ASSETS - BEGINNING
 OF PERIOD                           57,309          37,844         284,359         180,615               -
                             --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                      $            -  $       57,309  $            -  $      284,359  $            -
                             ==============  ==============  ==============  ==============  ==============

                             ----------------------------

                                      Bernstein
                                      Small-Cap
                                     Portfolio B
                             ---------------------------
                                             2004 (e)
                                          --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $            -
 Net realized (losses)
   gains from security
   transactions                                        -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -
                                          --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -
                                          --------------
From capital
 transactions:
 Net purchase payments                                 -
 Net investment division
   transfers                                           -
 Other net transfers                                   -
                                          --------------
    Net (decrease)
     increase in net
     assets resulting
     from
     capital transactions                              -
                                          --------------
    NET CHANGE IN NET
     ASSETS                                            -
NET ASSETS - BEGINNING
 OF PERIOD                                             -
                                          --------------
NET ASSETS - END OF
 PERIOD                                   $            -
                                          ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                              Alliance                     Liberty
                                     --------------------------- ----------------------------


                                           Bernstein Value           Newport Tiger Fund,
                                             Portfolio B               Variable Series
                                     --------------------------- ----------------------------
                                                     2004 (e)                     2004 (e)
                                                  --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $            -               $            -
  Net realized (losses) gains from
   security transactions                                       -                            -
  Change in unrealized
   appreciation (depreciation) of
   investments                                                 -                            -
                                                  --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                -                            -
                                                  --------------               --------------
From capital transactions:
  Net purchase payments                                        -                            -
  Net investment division transfers                            -                            -
  Other net transfers                                          -                            -
                                                  --------------               --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                      -                            -
                                                  --------------               --------------
    NET CHANGE IN NET
     ASSETS                                                    -                            -
NET ASSETS - BEGINNING OF
 PERIOD                                                        -                            -
                                                  --------------               --------------
NET ASSETS - END OF PERIOD                        $            -               $            -
                                                  ==============               ==============

                                                          Goldman Sachs
                                     -------------------------------------------------------


                                              Growth &              International Equity
                                             Income Fund                    Fund
                                     --------------------------- ---------------------------
                                                     2004 (e)                    2004 (e)
                                                  --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $            -              $            -
  Net realized (losses) gains from
   security transactions                                       -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                                 -                           -
                                                  --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                -                           -
                                                  --------------              --------------
From capital transactions:
  Net purchase payments                                        -                           -
  Net investment division transfers                            -                           -
  Other net transfers                                          -                           -
                                                  --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                      -                           -
                                                  --------------              --------------
    NET CHANGE IN NET
     ASSETS                                                    -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                                        -                           -
                                                  --------------              --------------
NET ASSETS - END OF PERIOD                        $            -              $            -
                                                  ==============              ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                              Scudder II
                                      ------------------------------------------------------------------
                                                                                   Dreman
                                                                                  Small-Cap
                                            Small-Cap Growth                        Value
                                                Portfolio                         Portfolio
                                      -----------------------------    ------------------------------
                                           2005           2004            2005 (a)            2004
                                      -------------- --------------    --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -    $        8,322    $         (403)
  Net realized (losses) gains from
   security transactions                           -              -            27,397               417
  Change in unrealized appreciation
   (depreciation) of investments                   -              -           (41,220)           17,295
                                      -------------- --------------    --------------    --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -            (5,501)           17,309
                                      -------------- --------------    --------------    --------------
From capital transactions:
  Net purchase payments                            -              -             2,085             1,879
  Net investment division transfers                -              -           (85,583)                -
  Other net transfers                              -              -                 -               (40)
                                      -------------- --------------    --------------    --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -           (83,498)            1,839
                                      -------------- --------------    --------------    --------------
    NET CHANGE IN NET
     ASSETS                                        -              -           (88,999)           19,148
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -            88,999            69,851
                                      -------------- --------------    --------------    --------------
NET ASSETS - END OF PERIOD            $            - $            -    $            -    $       88,999
                                      ============== ==============    ==============    ==============

                                                                              Scudder I
                                      -------------------------     ----------------------------

                                               Government
                                               Securities                   International
                                                Portfolio                    Portfolio B
                                      ----------------------------- ----------------------------
                                           2005           2004                          2004 (e)
                                      -------------- --------------                  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -                  $           35
  Net realized (losses) gains from
   security transactions                           -              -                             615
  Change in unrealized appreciation
   (depreciation) of investments                   -              -                            (576)
                                      -------------- --------------                  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -                              74
                                      -------------- --------------                  --------------
From capital transactions:
  Net purchase payments                            -              -                               -
  Net investment division transfers                -              -                          (6,976)
  Other net transfers                              -              -                               -
                                      -------------- --------------                  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -                          (6,976)
                                      -------------- --------------                  --------------
    NET CHANGE IN NET
     ASSETS                                        -              -                          (6,902)
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -                           6,902
                                      -------------- --------------                  --------------
NET ASSETS - END OF PERIOD            $            - $            -                  $            -
                                      ============== ==============                  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                                MFS
                                      ------------------------------------------------------------------------------------------


                                                Research                      Research                   Investors Trust
                                                 Series                       Series B                       Series
                                      ----------------------------  ---------------------------  ------------------------------
                                                       2004 (e)                     2004 (e)        2005 (a)          2004
                                                    --------------               --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                      $          551               $           51  $            9  $          (37)
  Net realized (losses) gains from
   security transactions                                   (37,466)                         114             155             152
  Change in unrealized appreciation
   (depreciation) of investments                            37,493                          (35)           (383)            317
                                                    --------------               --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                                578                          130            (219)            432
                                                    --------------               --------------  --------------  --------------
From capital transactions:
  Net purchase payments                                      4,114                            -           1,391             972
  Net investment division transfers                        (78,305)                     (11,663)         (5,165)         (8,775)
  Other net transfers                                         (141)                           -               -               -
                                                    --------------               --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                                  (74,332)                     (11,663)         (3,774)         (7,803)
                                                    --------------               --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                (73,754)                     (11,533)         (3,993)         (7,371)
NET ASSETS - BEGINNING OF
 PERIOD                                                     73,754                       11,533           3,993          11,364
                                                    --------------               --------------  --------------  --------------
NET ASSETS - END OF PERIOD                          $            -               $            -  $            -  $        3,993
                                                    ==============               ==============  ==============  ==============

                                      ------------------------------


                                             Investors Trust
                                                Series B
                                      -----------------------------
                                           2005           2004
                                      -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -
  Net realized (losses) gains from
   security transactions                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                   -              -
                                      -------------- --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -
                                      -------------- --------------
From capital transactions:
  Net purchase payments                            -              -
  Net investment division transfers                -              -
  Other net transfers                              -              -
                                      -------------- --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -
                                      -------------- --------------
    NET CHANGE IN NET
     ASSETS                                        -              -
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -
                                      -------------- --------------
NET ASSETS - END OF PERIOD            $            - $            -
                                      ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                                 MF
                                     --------------------------------------------------------------

                                            Emerging Growth               Emerging Growth
                                                Series                       Series B
                                     ----------------------------  ----------------------------
                                                      2004 (e)                         2004 (e)
                                                   --------------                   --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $         (143)                  $          (53)
  Net realized (losses) gains from
   security transactions                                  (19,120)                           1,091
  Change in unrealized
   appreciation (depreciation) of
   investments                                             19,386                             (970)
                                                   --------------                   --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                               123                               68
                                                   --------------                   --------------
From capital transactions:
  Net purchase payments                                     2,550                                -
  Net investment division transfers                       (30,589)                         (11,024)
  Other net transfers                                          (3)                               -
                                                   --------------                   --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                 (28,042)                         (11,024)
                                                   --------------                   --------------
    NET CHANGE IN NET
     ASSETS                                               (27,919)                         (10,956)
NET ASSETS - BEGINNING OF
 PERIOD                                                    27,919                           10,956
                                                   --------------                   --------------
NET ASSETS - END OF PERIOD                         $            -                   $            -
                                                   ==============                   ==============

                                     S
                                     ------------------------------------------------------------

                                               High Income                     High Income
                                                 Series                         Series B
                                     ------------------------------  ------------------------------
                                        2005 (a)          2004          2005 (a)          2004
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $          341  $          118  $       26,188  $       10,190
  Net realized (losses) gains from
   security transactions                       (233)            494          (2,007)            877
  Change in unrealized
   appreciation (depreciation) of
   investments                                 (286)           (206)        (37,846)         16,030
                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                (178)            406         (13,665)         27,097
                                     --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                       1,340           1,203          13,750          60,117
  Net investment division transfers          (5,250)         (7,286)       (408,883)         13,652
  Other net transfers                            (1)              -          (4,212)        (14,674)
                                     --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                    (3,911)         (6,083)       (399,345)         59,095
                                     --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                  (4,089)         (5,677)       (413,010)         86,192
NET ASSETS - BEGINNING OF
 PERIOD                                       4,089           9,766         413,010         326,818
                                     --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD           $            -  $        4,089  $            -  $      413,010
                                     ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                  MFS
                                     ------------------------------------------------------------    ------------


                                           Strategic Income                 New Discovery
                                               Series B                       Series B
                                     ----------------------------  ------------------------------    ------------
                                                      2004 (e)        2005 (a)            2004
                                                   --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $        2,848  $       (1,496)   $       (3,586)
  Net realized (losses) gains
   from security transactions                                (919)           (153)            2,190
  Change in unrealized
   appreciation (depreciation)
   of investments                                          (2,101)        (47,653)           25,617
                                                   --------------  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                         (172)        (49,302)           24,221
                                                   --------------  --------------    --------------
From capital transactions:
  Net purchase payments                                         -               -            82,940
  Net investment division transfers                       (58,598)       (298,053)           30,788
  Other net transfers                                        (801)         (2,179)           (7,939)
                                                   --------------  --------------    --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                                         (59,399)       (300,232)          105,789
                                                   --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                                               (59,571)       (349,534)          130,010
NET ASSETS - BEGINNING OF
 PERIOD                                                    59,571         349,534           219,524
                                                   --------------  --------------    --------------
NET ASSETS - END OF PERIOD                         $            -  $            -    $      349,534
                                                   ==============  ==============    ==============

                                                Oppenheimer
                                     ---------------------------------------------


                                     Bond                Capital Appreciation
                                     Fund                        Fund
                                     --------------- ----------------------------
                                        2004 (e)        2005 (c)
                                     --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $          717  $            -
  Net realized (losses) gains
   from security transactions                   (32)              -
  Change in unrealized
   appreciation (depreciation)
   of investments                              (643)              -
                                     --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                             42               -
                                     --------------  --------------
From capital transactions:
  Net purchase payments                       3,431               -
  Net investment division transfers         (33,916)              -
  Other net transfers                             -               -
                                     --------------  --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                           (30,485)              -
                                     --------------  --------------
    NET CHANGE IN NET
     ASSETS                                 (30,443)              -
NET ASSETS - BEGINNING OF
 PERIOD                                      30,443               -
                                     --------------  --------------
NET ASSETS - END OF PERIOD           $            -  $            -
                                     ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                            Putnam
                                ----------------------------------------------------------------------------------------------


                                        Growth & Income                Growth & Income                  Equity Income
                                             Fund                           Fund B                         Fund B
                                ------------------------------  ------------------------------ ------------------------------
                                     2005            2004            2005            2004           2005            2004
                                --------------  --------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income  $          545  $          328  $          316  $          170 $          901  $         (577)
  Net realized (losses) gains
   from security transactions              461              61           1,631              27         11,126             359
  Change in unrealized
   appreciation (depreciation)
   of investments                        4,235           7,852            (433)          2,347        (10,369)          5,852
                                --------------  --------------  --------------  -------------- --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     5,241           8,241           1,514           2,544          1,658           5,634
                                --------------  --------------  --------------  -------------- --------------  --------------
From capital transactions:
  Net purchase payments                  8,233           7,180               -           1,537         16,813           1,537
  Net investment division
   transfers                            27,060             (57)            (26)          4,333        (26,194)          6,456
  Other net transfers                   (2,811)           (175)              -               -         (7,487)         (2,240)
                                --------------  --------------  --------------  -------------- --------------  --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                       32,482           6,948             (26)          5,870        (16,868)          5,753
                                --------------  --------------  --------------  -------------- --------------  --------------
    NET CHANGE IN NET
     ASSETS                             37,723          15,189           1,488           8,414        (15,210)         11,387
NET ASSETS - BEGINNING OF
 PERIOD                                 94,663          79,474          32,333          23,919         63,406          52,019
                                --------------  --------------  --------------  -------------- --------------  --------------
NET ASSETS - END OF PERIOD      $      132,386  $       94,663  $       33,821  $       32,333 $       48,196  $       63,406
                                ==============  ==============  ==============  ============== ==============  ==============

                                -------------------------------


                                             Vista
                                             Fund
                                ------------------------------
                                     2005            2004
                                --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income  $       (6,298) $       (5,167)
  Net realized (losses) gains
   from security transactions           (3,968)         (3,152)
  Change in unrealized
   appreciation (depreciation)
   of investments                       59,392          69,045
                                --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                    49,126          60,726
                                --------------  --------------
From capital transactions:
  Net purchase payments                 28,057          26,656
  Net investment division
   transfers                            (2,532)          4,656
  Other net transfers                   (1,015)           (460)
                                --------------  --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions                       24,510          30,852
                                --------------  --------------
    NET CHANGE IN NET
     ASSETS                             73,636          91,578
NET ASSETS - BEGINNING OF
 PERIOD                                418,750         327,172
                                --------------  --------------
NET ASSETS - END OF PERIOD      $      492,386  $      418,750
                                ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      Putnam
                            ------------------------------------------------------------------------------------------


                                        Vista                    Small-Cap Value            International Equity
                                        Fund B                       Fund B                         Fund
                            ------------------------------ --------------------------- ------------------------------
                                 2005            2004         2005 (c)                    2005 (a)          2004
                            --------------  -------------- --------------              --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -  $            - $            -              $        1,358  $          207
 Net realized (losses)
   gains from security
   transactions                          -               -              -                      (5,035)           (236)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           8               -              -                       1,001          11,028
                            --------------  -------------- --------------              --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     8               -              -                      (2,676)         10,999
                            --------------  -------------- --------------              --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -              -                       6,038           5,251
 Net investment division
   transfers                             -               -              -                     (90,275)          1,598
 Other net transfers                    (8)              -              -                           -              (7)
                            --------------  -------------- --------------              --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                       (8)              -              -                     (84,237)          6,842
                            --------------  -------------- --------------              --------------  --------------
    NET CHANGE IN NET
     ASSETS                              -               -              -                     (86,913)         17,841
NET ASSETS - BEGINNING
 OF PERIOD                               -               -              -                      86,913          69,072
                            --------------  -------------- --------------              --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $            - $            -              $            -  $       86,913
                            ==============  ============== ==============              ==============  ==============

                            -------------------------------


                                 International Equity
                                        Fund B
                            ------------------------------
                               2005 (a)          2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          197  $           76
 Net realized (losses)
   gains from security
   transactions                      3,616           1,094
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (4,366)          1,458
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                  (553)          2,628
                            --------------  --------------
From capital
 transactions:
 Net purchase payments                   -               -
 Net investment division
   transfers                       (18,917)         (8,085)
 Other net transfers                    (7)            (15)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  (18,924)         (8,100)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (19,477)         (5,472)
NET ASSETS - BEGINNING
 OF PERIOD                          19,477          24,949
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $            -  $       19,477
                            ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                              Putnam
                                     --------------------------------------------------------

                                            International
                                          New Opportunities                New Value
                                                Fund B                      Fund B
                                     ---------------------------- ---------------------------
                                                      2004 (e)                    2004 (e)
                                                   --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $            -              $            -
  Net realized (losses) gains from
   security transactions                                        -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                                  -                           -
                                                   --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                 -                           -
                                                   --------------              --------------
From capital transactions:
  Net purchase payments                                         -                           -
  Net investment division transfers                             -                           -
  Other net transfers                                           -                           -
                                                   --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                       -                           -
                                                   --------------              --------------
    NET CHANGE IN NET
     ASSETS                                                     -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                                         -                           -
                                                   --------------              --------------
NET ASSETS - END OF PERIOD                         $            -              $            -
                                                   ==============              ==============

                                                                Templeton
                                     --------------------------------------------------------------


                                           Foreign Securities              Foreign Securities
                                                  Fund                           Fund B
                                     ------------------------------  ------------------------------
                                          2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $          (88) $         (164) $         (755) $         (517)
  Net realized (losses) gains from
   security transactions                       (249)           (222)          8,045           1,203
  Change in unrealized
   appreciation (depreciation) of
   investments                                7,442          11,704          16,903          22,751
                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                               7,105          11,318          24,193          23,437
                                     --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                       3,866           3,657          77,155          78,767
  Net investment division transfers          (3,512)          4,882          35,743          41,773
  Other net transfers                        (1,033)           (117)        (14,261)           (384)
                                     --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                      (679)          8,422          98,637         120,156
                                     --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                   6,426          19,740         122,830         143,593
NET ASSETS - BEGINNING OF
 PERIOD                                      79,370          59,630         197,853          54,260
                                     --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD           $       85,796  $       79,370  $      320,683  $      197,853
                                     ==============  ==============  ==============  ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                       Templeton
                                -------------------------------------------------------------------------------------------
                                          Developing                     Developing
                                           Markets                         Markets                       Franklin
                                          Securities                     Securities                     Small-Cap
                                             Fund                          Fund B                         Fund B
                                ------------------------------ ------------------------------  ---------------------------
                                     2005            2004           2005            2004                       2004 (e)
                                --------------  -------------- --------------  --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income  $           36  $          281 $         (547) $           24               $         (303)
  Net realized (losses) gains
   from security transactions            1,693             439          5,798           1,931                        4,177
  Change in unrealized
   appreciation (depreciation)
   of investments                       17,739          11,146         60,306          28,185                       (4,647)
                                --------------  -------------- --------------  --------------               --------------
    Net increase (decrease)
     in net assets resulting
     from operations                    19,468          11,866         65,557          30,140                         (773)
                                --------------  -------------- --------------  --------------               --------------
From capital transactions:
  Net purchase payments                  3,006           2,864        104,397          83,996                       29,160
  Net investment division
   transfers                             8,012           2,972         30,877          29,406                      (73,017)
  Other net transfers                   (1,245)              -         (3,464)           (682)                         (87)
                                --------------  -------------- --------------  --------------               --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions.                       9,773           5,836        131,810         112,720                      (43,944)
                                --------------  -------------- --------------  --------------               --------------
    NET CHANGE IN NET
     ASSETS                             29,241          17,702        197,367         142,860                      (44,717)
NET ASSETS - BEGINNING
 OF PERIOD                              64,671          46,969        192,470          49,610                       44,717
                                --------------  -------------- --------------  --------------               --------------
NET ASSETS - END OF
 PERIOD                         $       93,912  $       64,671 $      389,837  $      192,470               $            -
                                ==============  ============== ==============  ==============               ==============

                                ----------------------------
                                          Franklin
                                      Large-Cap Growth
                                         Securites
                                           Fund B
                                ---------------------------
                                                2004 (e)
                                             --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income               $          (86)
  Net realized (losses) gains
   from security transactions                         1,550
  Change in unrealized
   appreciation (depreciation)
   of investments                                    (1,479)
                                             --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                    (15)
                                             --------------
From capital transactions:
  Net purchase payments                                   -
  Net investment division
   transfers                                        (18,445)
  Other net transfers                                  (134)
                                             --------------
    Net (decrease) increase
     in net assets resulting
     from capital
     transactions.                                  (18,579)
                                             --------------
    NET CHANGE IN NET
     ASSETS                                         (18,594)
NET ASSETS - BEGINNING
 OF PERIOD                                           18,594
                                             --------------
NET ASSETS - END OF
 PERIOD                                      $            -
                                             ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Templeton
                            ---------------------------------------------------------------------------------------
                                      Franklin
                                    Mutual Shares                Global Income
                                     Securities                   Securities                Growth Securities
                                       Fund B                       Fund B                       Fund B
                            ----------------------------  --------------------------- -----------------------------
                                             2004 (e)                     2004 (e)         2005           2004
                                          --------------               -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $         (169)              $            - $            - $            -
 Net realized (losses)
   gains from security
   transactions                                    3,274                            -              -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    (2,690)                           -              -              -
                                          --------------               -------------- -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                 415                            -              -              -
                                          --------------               -------------- -------------- --------------
From capital
 transactions:
 Net purchase payments                             1,660                            -              -              -
 Net investment division
   transfers                                     (36,890)                           -              -              -
 Other net transfers                                  (2)                           -              -              -
                                          --------------               -------------- -------------- --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                                (35,232)                           -              -              -
                                          --------------               -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                                      (34,817)                           -              -              -
NET ASSETS - BEGINNING
 OF PERIOD                                        34,817                            -              -              -
                                          --------------               -------------- -------------- --------------
NET ASSETS - END OF
 PERIOD                                   $            -               $            - $            - $            -
                                          ==============               ============== ============== ==============

                            ----------------------------

                                   Mutual Shares
                                    Securities
                                      Fund B
                            ---------------------------
                               2005 (c)
                            --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                               Templeton                                                    Fidelity
                                      --------------------------- ---------------------------------------------------------------


                                         VIP Income Securities             Equity-Income                      Growth
                                               Portfolio                    Portfolio B                     Portfolio B
                                      --------------------------- ------------------------------  ------------------------------
                                         2005 (c)                      2005            2004            2005            2004
                                      --------------              --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -              $        1,298  $          185  $       (6,226) $       (2,408)
  Net realized (losses) gains from
   security transactions                           -                          19             (11)          2,473             665
  Change in unrealized appreciation
   (depreciation) of investments                   -                         434           2,003          36,187          15,665
                                      --------------              --------------  --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -                       1,751           2,177          32,434          13,922
                                      --------------              --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                            -                       7,500          35,000         158,143         189,097
  Net investment division transfers                -                           -             325         182,067          79,231
  Other net transfers                              -                        (188)              -         (26,202)            (83)
                                      --------------              --------------  --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -                       7,312          35,325         314,008         268,245
                                      --------------              --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                        -                       9,063          37,502         346,442         282,167
NET ASSETS - BEGINNING OF
 PERIOD                                            -                      37,502               -         355,750          73,583
                                      --------------              --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD            $            -              $       46,565  $       37,502  $      702,192  $      355,750
                                      ==============              ==============  ==============  ==============  ==============

                                      ------------------------------


                                               High Income
                                               Portfolio B
                                      -----------------------------
                                         2005 (a)         2004
                                      -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            - $            -
  Net realized (losses) gains from
   security transactions                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                   -              -
                                      -------------- --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -              -
                                      -------------- --------------
From capital transactions:
  Net purchase payments                            -              -
  Net investment division transfers                -              -
  Other net transfers                              -              -
                                      -------------- --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -              -
                                      -------------- --------------
    NET CHANGE IN NET
     ASSETS                                        -              -
NET ASSETS - BEGINNING OF
 PERIOD                                            -              -
                                      -------------- --------------
NET ASSETS - END OF PERIOD            $            - $            -
                                      ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005
(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                              Fidelity
                                      --------------------------------------------------------


                                                Mid-Cap                    Contrafund
                                              Portfolio B                   Portfolio
                                      ---------------------------- ---------------------------
                                         2005 (c)                     2005 (c)
                                      --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -               $            -
  Net realized (losses) gains from
   security transactions                           -                            -
  Change in unrealized appreciation
   (depreciation) of investments                   -                            -
                                      --------------               --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -                            -
                                      --------------               --------------
From capital transactions:
  Net purchase payments                            -                            -
  Net investment division transfers                -                            -
  Other net transfers                              -                            -
                                      --------------               --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -                            -
                                      --------------               --------------
    NET CHANGE IN NET
     ASSETS                                        -                            -
NET ASSETS - BEGINNING OF
 PERIOD                                            -                            -
                                      --------------               --------------
NET ASSETS - END OF PERIOD            $            -               $            -
                                      ==============               ==============

                                                          American Century
                                      --------------------------------------------------------


                                            Income & Growth               International
                                                  Fund                        Fund
                                      ---------------------------  ---------------------------
                                                      2004 (e)                     2004 (e)
                                                   --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $          284               $            -
  Net realized (losses) gains from
   security transactions                                    4,082                            -
  Change in unrealized appreciation
   (depreciation) of investments                           (4,225)                           -
                                                   --------------               --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                               141                            -
                                                   --------------               --------------
From capital transactions:
  Net purchase payments                                         -                            -
  Net investment division transfers                       (29,165)                           -
  Other net transfers                                          (8)                           -
                                                   --------------               --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                                 (29,173)                           -
                                                   --------------               --------------
    NET CHANGE IN NET
     ASSETS                                               (29,032)                           -
NET ASSETS - BEGINNING OF
 PERIOD                                                    29,032                            -
                                                   --------------               --------------
NET ASSETS - END OF PERIOD                         $            -               $            -
                                                   ==============               ==============

(c) For the period from November 7, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                            American Century
                                      ---------------------------  -------------------------------


                                                 Value                       Stock Index
                                                  Fund                       Portfolio B
                                      ---------------------------  ------------------------------
                                                      2004 (e)          2005            2004
                                                   --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $          103  $      (41,511) $      (67,579)
  Net realized (losses) gains from
   security transactions                                      798         613,648         170,096
  Change in unrealized appreciation
   (depreciation) of investments                             (683)       (159,135)        559,930
                                                   --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                               218         413,002         662,447
                                                   --------------  --------------  --------------
From capital transactions:
  Net purchase payments                                         -       5,893,335       5,623,911
  Net investment division transfers                        (7,750)     (3,147,350)      1,151,375
  Other net transfers                                          (1)       (744,891)       (337,217)
                                                   --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                                  (7,751)      2,001,094       6,438,069
                                                   --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                (7,533)      2,414,096       7,100,516
NET ASSETS - BEGINNING OF
 PERIOD                                                     7,533      10,001,094       2,900,578
                                                   --------------  --------------  --------------
NET ASSETS - END OF PERIOD                         $            -  $   12,415,190  $   10,001,094
                                                   ==============  ==============  ==============

                                                   MetLife
                                      ---------------------------------------------------------------


                                             FI International               Met/Putnam Voyager
                                                  Stock B                       Portfolio B
                                      ------------------------------  ------------------------------
                                           2005            2004          2005 (a)          2004
                                      --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $       (3,281) $         (649) $           13  $           (3)
  Net realized (losses) gains from
   security transactions                      21,781          12,971            (734)              -
  Change in unrealized appreciation
   (depreciation) of investments              32,393          43,437             (94)             94
                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net
     assets resulting from
     operations                               50,893          55,759            (815)             91
                                      --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                            -           6,000               -           1,537
  Net investment division transfers          (50,853)         (9,121)         (5,152)          4,339
  Other net transfers                        (25,032)        (14,887)              -               -
                                      --------------  --------------  --------------  --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                    (75,885)        (18,008)         (5,152)          5,876
                                      --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                  (24,992)         37,751          (5,967)          5,967
NET ASSETS - BEGINNING OF
 PERIOD                                      390,385         352,634           5,967               -
                                      --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD            $      365,393  $      390,385  $            -  $        5,967
                                      ==============  ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     MetLife
                            ------------------------------------------------------------------------------------------------
                                       BlackRock                      BlackRock                         BlackRock
                                         Bond                            Bond                             Money
                                        Income                          Income                            Market
                                       Portfolio                     Portfolio B                        Portfolio
                            ------------------------------  ------------------------------    -----------------------------
                                 2005          2004 (g)          2005          2004 (h)            2005           2004
                            --------------  --------------  --------------  --------------    -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          824  $         (177) $          829  $            -    $        2,474 $         (713)
 Net realized (losses)
   gains from security
   transactions                         14             (70)            (22)              -                 -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (630)            807            (457)              -                 -              -
                            --------------  --------------  --------------  --------------    -------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   208             560             350               -             2,474           (713)
                            --------------  --------------  --------------  --------------    -------------- --------------
From capital
 transactions:
 Net purchase payments               3,740               -          57,028               -                 -              -
 Net investment division
   transfers                             -          17,402           6,409               -                 3              -
 Other net transfers                (2,592)              -              (9)              -                 -             (3)
                            --------------  --------------  --------------  --------------    -------------- --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                    1,148          17,402          63,428               -                 3             (3)
                            --------------  --------------  --------------  --------------    -------------- --------------
    NET CHANGE IN NET
     ASSETS                          1,356          17,962          63,778               -             2,477           (716)
NET ASSETS - BEGINNING
 OF PERIOD                          17,962               -               -               -           168,867        169,583
                            --------------  --------------  --------------  --------------    -------------- --------------
NET ASSETS - END OF
 PERIOD                     $       19,318  $       17,962  $       63,778  $            -    $      171,344 $      168,867
                            ==============  ==============  ==============  ==============    ============== ==============

                            --------------------------
                                     BlackRock
                                       Money
                                       Market
                                    Portfolio B
                            ----------------------------
                               2005 (b)
                            --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       64,677
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                64,677
                            --------------
From capital
 transactions:
 Net purchase payments           6,569,582
 Net investment division
   transfers                     5,144,374
 Other net transfers              (334,632)
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               11,379,324
                            --------------
    NET CHANGE IN NET
     ASSETS                     11,444,001
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $   11,444,001
                            ==============

(b) For the period from May 2, 2005 to December 31, 2005
(h) For the period from November 22, 2004 to December 31, 2004
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            --------------------------------------------------------------------------------------------


                                    MFS Research               Davis Venture Value        Harris Oakmark Focused Value
                                    Series B (e)                     Fund E                          Fund B
                            ---------------------------- ------------------------------  ------------------------------
                                             2004 (e)         2005            2004            2005            2004
                                          -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                                 $            - $     (372,990) $     (301,701) $      (96,556) $      (72,601)
 Net realized (losses)
   gains from security
   transactions                                        -      1,278,107         776,567         433,994         498,271
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -      1,742,393       2,493,712         664,485         587,955
                                          -------------- --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -      2,647,510       2,968,578       1,001,923       1,013,625
                                          -------------- --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                 -      6,674,059      17,335,440       3,261,913       9,807,581
 Net investment division
   transfers                                           -     (6,661,088)      5,778,017      (2,240,134)     (3,270,352)
 Other net transfers                                   -     (1,364,684)       (767,188)       (503,122)       (360,896)
                                          -------------- --------------  --------------  --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                                      -     (1,351,713)     22,346,269         518,657       6,176,333
                                          -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                            -      1,295,797      25,314,847       1,520,580       7,189,958
NET ASSETS - BEGINNING
 OF PERIOD                                             -     34,014,012       8,699,165      14,368,392       7,178,434
                                          -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            - $   35,309,809  $   34,014,012  $   15,888,972  $   14,368,392
                                          ============== ==============  ==============  ==============  ==============

                            -------------------------------


                                    Jennison Growth
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $     (185,170) $     (155,871)
 Net realized (losses)
   gains from security
   transactions                    343,140         307,588
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     985,639         899,439
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,143,609       1,051,156
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           2,316,024       7,920,433
 Net investment division
   transfers                    (3,403,020)       (241,134)
 Other net transfers              (530,732)       (344,930)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions               (1,617,728)      7,334,369
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                       (474,119)      8,385,525
NET ASSETS - BEGINNING
 OF PERIOD                      12,830,144       4,444,619
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   12,356,025  $   12,830,144
                            ==============  ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                       MetLife
                            ------------------------------------------------------------------------------------------------


                                   MFS Total Return              MFS Investors Trust          Capital Guardian U.S. Equity
                                       Series B                       Series B                          Series A
                            ------------------------------ ------------------------------    ------------------------------
                                 2005            2004           2005            2004              2005          2004 (h)
                            --------------  -------------- --------------  --------------    --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $          370  $          369 $       (4,838) $       (4,522)   $       (1,339) $         (166)
 Net realized (losses)
   gains from security
   transactions                      2,227             114         16,735           4,345             1,739              16
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,402)          2,138          7,587          40,769             3,558           4,023
                            --------------  -------------- --------------  --------------    --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,195           2,621         19,484          40,592             3,958           3,873
                            --------------  -------------- --------------  --------------    --------------  --------------
From capital
 transactions:
 Net purchase payments              29,021               -              -          23,260                 -               -
 Net investment division
   transfers                        45,007          12,715        (62,681)         16,940             1,742         101,266
 Other net transfers               (10,584)              -        (27,177)        (16,696)          (26,126)           (932)
                            --------------  -------------- --------------  --------------    --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                   63,444          12,715        (89,858)         23,504           (24,384)        100,334
                            --------------  -------------- --------------  --------------    --------------  --------------
    NET CHANGE IN NET
     ASSETS                         64,639          15,336        (70,374)         64,096           (20,426)        104,207
NET ASSETS - BEGINNING
 OF PERIOD                          33,535          18,199        463,343         399,247           104,207               -
                            --------------  -------------- --------------  --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       98,174  $       33,535 $      392,969  $      463,343    $       83,781  $      104,207
                            ==============  ============== ==============  ==============    ==============  ==============

                            -----------------------------


                             Capital Guardian U.S. Equity
                                       Series B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $       (4,542) $         (922)
 Net realized (losses)
   gains from security
   transactions                     10,932             496
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       6,975          19,530
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                13,365          19,104
                            --------------  --------------
From capital
 transactions:
 Net purchase payments              11,459         182,500
 Net investment division
   transfers                        13,622          47,870
 Other net transfers               (21,087)              -
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                    3,994         230,370
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                         17,359         249,474
NET ASSETS - BEGINNING
 OF PERIOD                         331,475          82,001
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      348,834  $      331,475
                            ==============  ==============

(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            --------------------------------------------------------------------------------------------


                            Salomon Brothers Strategic Bond       Salomon Brothers           T. Rowe Price Small-Cap
                                      Portfolio B           U.S. Government Portfolio B            Portfolio B
                            ------------------------------  ---------------------------- ------------------------------
                                 2005          2004 (g)        2005 (b)                       2005          2004 (g)
                            --------------  --------------  --------------               --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $        2,492  $         (608) $       (1,257)              $       (1,243) $         (716)
 Net realized (losses)
   gains from security
   transactions                        289              53            (488)                       2,045            (125)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      (1,966)          4,389             758                        7,084           7,684
                            --------------  --------------  --------------               --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   815           3,834            (987)                       7,886           6,843
                            --------------  --------------  --------------               --------------  --------------
From capital
 transactions:
 Net purchase payments               3,750           6,750         122,458                            -               -
 Net investment division
   transfers                         3,308          63,057          88,916                           54          87,449
 Other net transfers                (6,276)         (1,941)           (238)                     (15,166)           (758)
                            --------------  --------------  --------------               --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                      782          67,866         211,136                      (15,112)         86,691
                            --------------  --------------  --------------               --------------  --------------
    NET CHANGE IN NET
     ASSETS                          1,597          71,700         210,149                       (7,226)         93,534
NET ASSETS - BEGINNING
 OF PERIOD                          71,700               -               -                       93,534               -
                            --------------  --------------  --------------               --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       73,297  $       71,700  $      210,149               $       86,308  $       93,534
                            ==============  ==============  ==============               ==============  ==============

                            -------------------------------


                                T. Rowe Price Large-Cap
                                      Portfolio A
                            ------------------------------
                                 2005          2004 (g)
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $         (190) $         (268)
 Net realized (losses)
   gains from security
   transactions                      1,239               8
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (200)          3,172
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                   849           2,912
                            --------------  --------------
From capital
 transactions:
 Net purchase payments               2,527               -
 Net investment division
   transfers                       (15,191)         30,589
 Other net transfers                    (2)            (27)
                            --------------  --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                  (12,666)         30,562
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                        (11,817)         33,474
NET ASSETS - BEGINNING
 OF PERIOD                          33,474               -
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $       21,657  $       33,474
                            ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 MetLife
                       -------------------------------------------------------------------------------------------------


                           T. Rowe Price Large-Cap      Franklin Templeton Small-Cap      BlackRock Strategic Value
                                 Portfolio B                 Growth Portfolio B                  Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (g)          2005          2004 (g)          2005            2004 (g)
                       --------------  --------------  --------------  --------------  --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $       (3,027) $         (948) $          301  $           (9) $        1,534    $          (52)
 Net realized
   (losses) gains
   from security
   transactions                 5,380              28             172               -              37                 -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              17,932          17,099           7,699             252            (292)            1,689
                       --------------  --------------  --------------  --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                20,285          16,179           8,172             243           1,279             1,637
                       --------------  --------------  --------------  --------------  --------------    --------------
From capital
 transactions:
 Net purchase
   payments                   107,376         114,256         104,232               -           5,136            12,834
 Net investment
   division
   transfers                   53,009          57,420          73,242           3,206           4,479             7,081
 Other net transfers          (23,652)           (340)         (1,114)              -            (121)                -
                       --------------  --------------  --------------  --------------  --------------    --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions             136,733         171,336         176,360           3,206           9,494            19,915
                       --------------  --------------  --------------  --------------  --------------    --------------
    NET CHANGE IN
     NET ASSETS               157,018         187,515         184,532           3,449          10,773            21,552
NET ASSETS -
 BEGINNING OF PERIOD          187,515               -           3,449               -          21,552                 -
                       --------------  --------------  --------------  --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                $      344,533  $      187,515  $      187,981  $        3,449  $       32,325    $       21,552
                       ==============  ==============  ==============  ==============  ==============    ==============

                       ---------------------------


                        Oppenhiemer Global Equity
                               Portfolio B
                       ----------------------------
                          2005 (b)
                       --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $           (9)
 Net realized
   (losses) gains
   from security
   transactions                   (33)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                 186
                       --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                   144
                       --------------
From capital
 transactions:
 Net purchase
   payments                         -
 Net investment
   division
   transfers                    6,534
 Other net transfers           (2,786)
                       --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions               3,748
                       --------------
    NET CHANGE IN
     NET ASSETS                 3,892
NET ASSETS -
 BEGINNING OF PERIOD                -
                       --------------
NET ASSETS - END OF
 PERIOD                $        3,892
                       ==============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                             Dreyfus
                                     ---------------------------------------------------------------------------------------


                                       VIF Capital Appreciation       VIF Disciplined Stock             Stock Index
                                              Portfolio B                  Portfolio B                  Portfolio B
                                     ----------------------------  --------------------------- -----------------------------
                                                      2004 (e)                     2004 (e)       2005 (a)         2004
                                                   --------------               -------------- -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                     $         (134)              $            - $            - $            -
  Net realized (losses) gains from
   security transactions                                    2,369                            -              -              -
  Change in unrealized
   appreciation (depreciation) of
   investments                                             (2,138)                           -              -              -
                                                   --------------               -------------- -------------- --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                97                            -              -              -
                                                   --------------               -------------- -------------- --------------
From capital transactions:
  Net purchase payments                                         -                            -              -              -
  Net investment division transfers                       (28,226)                           -              -              -
  Other net transfers                                          (4)                           -              -              -
                                                   --------------               -------------- -------------- --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                 (28,230)                           -              -              -
                                                   --------------               -------------- -------------- --------------
    NET CHANGE IN NET
     ASSETS                                               (28,133)                           -              -              -
NET ASSETS - BEGINNING OF
 PERIOD                                                    28,133                            -              -              -
                                                   --------------               -------------- -------------- --------------
NET ASSETS - END OF PERIOD                         $            -               $            - $            - $            -
                                                   ==============               ============== ============== ==============

                                               INVESCO
                                     ---------------------------


                                               Dynamics
                                                 Fund
                                     ---------------------------
                                                     2004 (e)
                                                  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $          (76)
  Net realized (losses) gains from
   security transactions                                   1,739
  Change in unrealized
   appreciation (depreciation) of
   investments                                            (1,507)
                                                  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                              156
                                                  --------------
From capital transactions:
  Net purchase payments                                        -
  Net investment division transfers                      (16,000)
  Other net transfers                                         (2)
                                                  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                (16,002)
                                                  --------------
    NET CHANGE IN NET
     ASSETS                                              (15,846)
NET ASSETS - BEGINNING OF
 PERIOD                                                   15,846
                                                  --------------
NET ASSETS - END OF PERIOD                        $            -
                                                  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                               INVESCO                                                       PIMCO
                                     --------------------------- ---------------------------------------------------------------


                                             High Yield                    High Yield                     Low Duration
                                                Fund                        Portfolio                       Portfolio
                                     --------------------------- ------------------------------  ------------------------------
                                                     2004 (e)         2005            2004            2005            2004
                 -                                -------------- --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income                    $            - $        1,980  $          889  $        1,657  $          230
  Net realized (losses) gains from
   security transactions                                       -              3            (278)            (11)              2
  Change in unrealized
   appreciation (depreciation) of
   investments                                                 -           (397)            297          (2,058)            (54)
                                                  -------------- --------------  --------------  --------------  --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                                -          1,586             908            (412)            178
                                                  -------------- --------------  --------------  --------------  --------------
From capital transactions:
  Net purchase payments                                        -         35,127          12,500           4,404          70,099
  Net investment division transfers                            -         20,366          (8,450)          1,754             525
  Other net transfers                                          -           (125)              -            (328)             (7)
                                                  -------------- --------------  --------------  --------------  --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                                      -         55,368           4,050           5,830          70,617
                                                  -------------- --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                                    -         56,954           4,958           5,418          70,795
NET ASSETS - BEGINNING OF
 PERIOD                                                        -         15,291          10,333          96,599          25,804
                                                  -------------- --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD                        $            - $       72,245  $       15,291  $      102,017  $       96,599
                                                  ============== ==============  ==============  ==============  ==============

                                     ------------------------------


                                       StocksPLUS Growth & Income
                                               Portfolio
                                     -----------------------------
                                          2005           2004
                 -                   -------------- --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $           49 $           13
  Net realized (losses) gains from
   security transactions                         27             10
  Change in unrealized
   appreciation (depreciation) of
   investments                                   22            394
                                     -------------- --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                  98            417
                                     -------------- --------------
From capital transactions:
  Net purchase payments                           -              -
  Net investment division transfers             207             48
  Other net transfers                             -             (2)
                                     -------------- --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                       207             46
                                     -------------- --------------
    NET CHANGE IN NET
     ASSETS                                     305            463
NET ASSETS - BEGINNING OF
 PERIOD                                       4,962          4,499
                                     -------------- --------------
NET ASSETS - END OF PERIOD           $        5,267 $        4,962
                                     ============== ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                 PIMCO                       Lazard                      Pioneer
                                     ----------------------------- --------------------------- ---------------------------


                                             Total Return             Retirement Small-Cap             VCT Mid-Cap
                                               Portfolio                    Portfolio                  Portfolio B
                                     ----------------------------- --------------------------- ---------------------------
                                          2005           2004         2005 (c)                    2005 (c)
                                     -------------- -------------- --------------              -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            - $            - $            -              $            -
  Net realized (losses) gains from
   security transactions                          -              -              -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -              -              -                           -
                                     -------------- -------------- --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -              -              -                           -
                                     -------------- -------------- --------------              --------------
From capital transactions:
  Net purchase payments                           -              -              -                           -
  Net investment division transfers               -              -              -                           -
  Other net transfers                             -              -              -                           -
                                     -------------- -------------- --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -              -              -                           -
                                     -------------- -------------- --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -              -              -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -              -              -                           -
                                     -------------- -------------- --------------              --------------
NET ASSETS - END OF PERIOD           $            - $            - $            -              $            -
                                     ============== ============== ==============              ==============

                                            American Funds
                                     ----------------------------


                                            Global Growth
                                                Fund B
                                     ----------------------------
                                        2005 (c)
                                     -------------- -------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -
  Net realized (losses) gains from
   security transactions                          -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -
                                     --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -
                                     --------------
From capital transactions:
  Net purchase payments                           -
  Net investment division transfers               -
  Other net transfers                             -
                                     --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -
                                     --------------
    NET CHANGE IN NET
     ASSETS                                       -
NET ASSETS - BEGINNING OF
 PERIOD                                           -
                                     --------------
NET ASSETS - END OF PERIOD           $            -
                                     ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                         American Funds
                                     -------------------------------------------------------


                                          Growth and Income                Growth
                                               Fund B                      Fund B
                                     --------------------------- ---------------------------
                                        2005 (c)                    2005 (c)
                                     --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                           -
                                     --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                           -
                                     --------------              --------------
From capital transactions:
  Net purchase payments                           -                           -
  Net investment division transfers               -                           -
  Other net transfers                             -                           -
                                     --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                           -
                                     --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -
                                     --------------              --------------
NET ASSETS - END OF PERIOD           $            -              $            -
                                     ==============              ==============

                                                         Morgan Stanley
                                     -------------------------------------------------------


                                        UIF Equity and Income       UIF U.S. Real Estate
                                             Portfolio B                  Portfolio
                                     --------------------------- ---------------------------
                                        2005 (c)                    2005 (c)
                                     --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                           -
                                     --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                           -
                                     --------------              --------------
From capital transactions:
  Net purchase payments                           -                           -
  Net investment division transfers               -                           -
  Other net transfers                             -                           -
                                     --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                           -
                                     --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -
                                     --------------              --------------
NET ASSETS - END OF PERIOD           $            -              $            -
                                     ==============              ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                             Salomon Brothers
                            -----------------------------------------------------------------------------------


                             Variable High Yield Bond       Variable Small-Cap          VSF Investors Fund
                                     Portfolio                   Portfolio                   Portfolio
                            --------------------------- --------------------------- ---------------------------
                               2005 (c)                    2005 (c)                    2005 (c)
                            --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -              $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                           -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                           -                           -
                            --------------              --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                           -                           -
                            --------------              --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                           -                           -
 Net investment division
   transfers                             -                           -                           -
 Other net transfers                     -                           -                           -
                            --------------              --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                           -                           -
                            --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                           -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                           -                           -
                            --------------              --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -              $            -              $            -
                            ==============              ==============              ==============

                                    Van Kampen
                            ---------------------------


                                   LIT Comstock
                                    Portfolio B
                            ---------------------------
                               2005 (c)
                            --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                            Van Kampen
                                     ---------------------------------------------------------


                                         LIT Emerging Growth         LIT Growth and Income
                                             Portfolio B                  Portfolio B
                                     ---------------------------- ----------------------------
                                        2005 (c)                     2005 (c)
                                     --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -               $            -
  Net realized (losses) gains from
   security transactions                          -                            -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                            -
                                     --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                            -
                                     --------------               --------------
From capital transactions:
  Net purchase payments                           -                            -
  Net investment division transfers               -                            -
  Other net transfers                             -                            -
                                     --------------               --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                            -
                                     --------------               --------------
    NET CHANGE IN NET
     ASSETS                                       -                            -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                            -
                                     --------------               --------------
NET ASSETS - END OF PERIOD           $            -               $            -
                                     ==============               ==============

                                                          Smith Barney
                                     -------------------------------------------------------


                                     Allocation Select Balanced   Allocation Select Growth
                                              Portfolio                   Portfolio
                                     --------------------------- ---------------------------
                                        2005 (c)                    2005 (c)
                                     --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                           -
  Change in unrealized
   appreciation (depreciation) of
   investments                                    -                           -
                                     --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                           -
                                     --------------              --------------
From capital transactions:
  Net purchase payments                           -                           -
  Net investment division transfers               -                           -
  Other net transfers                             -                           -
                                     --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                           -
                                     --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                           -
                                     --------------              --------------
NET ASSETS - END OF PERIOD           $            -              $            -
                                     ==============              ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                             Smith Barney
                            -------------------------------------------------------------------------------------


                            Allocation Select High Growth     Capital and Income           Equity Index Fund
                                     Portfolio                     Portfolio                  Portfolio B
                            ----------------------------- --------------------------- ---------------------------
                               2005 (c)                      2005 (c)                    2005 (c)
           -                --------------                --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -                $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                             -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                             -                           -
                            --------------                --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                             -                           -
                            --------------                --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                             -                           -
 Net investment division
   transfers                             -                             -                           -
 Other net transfers                     -                             -                           -
                            --------------                --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                             -                           -
                            --------------                --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                             -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                             -                           -
                            --------------                --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -                $            -              $            -
                            ==============                ==============              ==============

                            ----------------------------


                            Greenwich Fundamental Value
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Smith Barney
                                  ---------------------------------------------------------------------------------------


                                  Greenwich Street Appreciation Greenwich Street Equity Index    IS Dividend Strategy
                                           Portfolio                     Portfolio                     Portfolio
                                  ----------------------------- ----------------------------- ---------------------------
                                     2005 (c)                      2005 (c)                      2005 (c)
              -                   --------------                --------------                --------------
INCREASE (DECREASE) IN
 NET ASSETS From Operations:
 Net investment (loss) income     $            -                $            -                $            -
 Net realized (losses) gains
   from security transactions                  -                             -                             -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -                             -                             -
                                  --------------                --------------                --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -                             -                             -
                                  --------------                --------------                --------------
From capital transactions:
 Net purchase payments                         -                             -                             -
 Net investment division
   transfers                                   -                             -                             -
 Other net transfers                           -                             -                             -
                                  --------------                --------------                --------------
    Net (decrease) increase
     in net assets resulting
     from capital transactions                 -                             -                             -
                                  --------------                --------------                --------------
    NET CHANGE IN NET ASSETS                   -                             -                             -
NET ASSETS - BEGINNING OF
 PERIOD                                        -                             -                             -
                                  --------------                --------------                --------------
NET ASSETS - END OF PERIOD        $            -                $            -                $            -
                                  ==============                ==============                ==============

                                  ----------------------------


                                     IS Growth and Income
                                           Portfolio
                                  ---------------------------
                                     2005 (c)
              -                   --------------
INCREASE (DECREASE) IN
 NET ASSETS From Operations:
 Net investment (loss) income     $            -
 Net realized (losses) gains
   from security transactions                  -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 -
                                  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                           -
                                  --------------
From capital transactions:
 Net purchase payments                         -
 Net investment division
   transfers                                   -
 Other net transfers                           -
                                  --------------
    Net (decrease) increase
     in net assets resulting
     from capital transactions                 -
                                  --------------
    NET CHANGE IN NET ASSETS                   -
NET ASSETS - BEGINNING OF
 PERIOD                                        -
                                  --------------
NET ASSETS - END OF PERIOD        $            -
                                  ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Smith Barney
                       ------------------------------------------------------------------------------------------


                       Multi Disciplined Balanced All-Cap  Multi Disciplined All-Cap  Multi Disciplined Large-Cap
                       Growth and Value Portfolio         Growth and Value Portfolio  Growth and Value Portfolio
                       ---------------------------------- --------------------------- ---------------------------
                          2005 (c)                           2005 (c)                    2005 (c)
         -               --------------                   --------------              --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $            -                     $            -              $            -
 Net realized
   (losses) gains
   from security
   transactions                     -                                  -                           -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   -                                  -                           -
                         --------------                   --------------              --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                     -                                  -                           -
                         --------------                   --------------              --------------
From capital
 transactions:
 Net purchase
   payments                         -                                  -                           -
 Net investment
   division
   transfers                        -                                  -                           -
 Other net transfers                -                                  -                           -
                         --------------                   --------------              --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions                   -                                  -                           -
                         --------------                   --------------              --------------
    NET CHANGE IN
     NET ASSETS                     -                                  -                           -
NET ASSETS -
 BEGINNING OF PERIOD                -                                  -                           -
                         --------------                   --------------              --------------
NET ASSETS - END OF
 PERIOD                $            -                     $            -              $            -
                         ==============                   ==============              ==============

                       ---------------------------------


                       Multi Disciplined Global All-Cap
                       Growth and Value Portfolio
                       --------------------------------
                          2005 (c)
         -              --------------
INCREASE (DECREASE)
 IN NET ASSETS From
 Operations:
 Net investment
   (loss) income       $            -
 Net realized
   (losses) gains
   from security
   transactions                     -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   -
                        --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                     -
                        --------------
From capital
 transactions:
 Net purchase
   payments                         -
 Net investment
   division
   transfers                        -
 Other net transfers                -
                        --------------
    Net (decrease)
     increase in
     net assets
     resulting from
     capital
     transactions                   -
                        --------------
    NET CHANGE IN
     NET ASSETS                     -
NET ASSETS -
 BEGINNING OF PERIOD                -
                        --------------
NET ASSETS - END OF
 PERIOD                $            -
                        ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                  Smith Barney
                                           --------------------------- -------------------------------


                                           Premier Selections All-Cap  Salomon Brothers Adjustable
                                                Growth Portfolio          Rate Income Portfolio
                                           --------------------------- ----------------------------
                                              2005 (c)                    2005 (c)
                   -                       --------------              --------------
INCREASE (DECREASE) IN NET ASSETS From
 Operations:
 Net investment (loss) income              $            -              $            -
 Net realized (losses) gains from
   security transactions                                -                           -
 Change in unrealized appreciation
   (depreciation) of investments                        -                           -
                                           --------------              --------------
    Net increase (decrease) in net
     assets resulting from operations                   -                           -
                                           --------------              --------------
From capital transactions:
 Net purchase payments                                  -                           -
 Net investment division transfers                      -                           -
 Other net transfers                                    -                           -
                                           --------------              --------------
    Net (decrease) increase in net
     assets resulting from capital
     transactions                                       -                           -
                                           --------------              --------------
    NET CHANGE IN NET ASSETS                            -                           -
NET ASSETS - BEGINNING OF PERIOD                        -                           -
                                           --------------              --------------
NET ASSETS - END OF PERIOD                 $            -              $            -
                                           ==============              ==============

                                            Travelers Series Fund
                                           ---------------------------------------------------------


                                           Smith Barney Aggressive Growth Smith Barney Large-Cap Growth
                                                    Portfolio                      Portfolio
                                           ------------------------------ ----------------------------
                                              2005 (c)                       2005 (c)
                   -                        --------------                --------------
INCREASE (DECREASE) IN NET ASSETS From
 Operations:
 Net investment (loss) income              $            -                 $            -
 Net realized (losses) gains from
   security transactions                                -                              -
 Change in unrealized appreciation
   (depreciation) of investments                        -                              -
                                            --------------                --------------
    Net increase (decrease) in net
     assets resulting from operations                   -                              -
                                            --------------                --------------
From capital transactions:
 Net purchase payments                                  -                              -
 Net investment division transfers                      -                              -
 Other net transfers                                    -                              -
                                            --------------                --------------
    Net (decrease) increase in net
     assets resulting from capital
     transactions                                       -                              -
                                            --------------                --------------
    NET CHANGE IN NET ASSETS                            -                              -
NET ASSETS - BEGINNING OF PERIOD                        -                              -
                                            --------------                --------------
NET ASSETS - END OF PERIOD                 $            -                 $            -
                                            ==============                ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                    Travelers Series Fund
                                     -------------------------------------------------------------------------------------


                                     Smith Barney Large-Cap Value  Smith Barney Money Market  Smith Barney Social Awareness
                                              Portfolio                    Portfolio                Stock Portfolio
                                     ---------------------------  --------------------------- -----------------------------
                                        2005 (c)                     2005 (c)                    2005 (c)
                 -                   --------------               --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -               $            -              $            -
  Net realized (losses) gains from
   security transactions                          -                            -                           -
  Change in unrealized appreciation
   (depreciation) of investments                  -                            -                           -
                                     --------------               --------------              --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -                            -                           -
                                     --------------               --------------              --------------
From capital transactions:
  Net purchase payments                           -                            -                           -
  Net investment division transfers               -                            -                           -
  Other net transfers                             -                            -                           -
                                     --------------               --------------              --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -                            -                           -
                                     --------------               --------------              --------------
    NET CHANGE IN NET
     ASSETS                                       -                            -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                           -                            -                           -
                                     --------------               --------------              --------------
NET ASSETS - END OF PERIOD           $            -               $            -              $            -
                                     ==============               ==============              ==============

                                       Travelers Series Trust
                                     ---------------------------


                                      AIM Capital Appreciation
                                              Portfolio
                                     ---------------------------
                                        2005 (c)
                 -                   --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income       $            -
  Net realized (losses) gains from
   security transactions                          -
  Change in unrealized appreciation
   (depreciation) of investments                  -
                                     --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                   -
                                     --------------
From capital transactions:
  Net purchase payments                           -
  Net investment division transfers               -
  Other net transfers                             -
                                     --------------
    Net (decrease) increase in
     net assets resulting from
     capital transactions                         -
                                     --------------
    NET CHANGE IN NET
     ASSETS                                       -
NET ASSETS - BEGINNING OF
 PERIOD                                           -
                                     --------------
NET ASSETS - END OF PERIOD           $            -
                                     ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                  Travelers Series Trust
                                      -----------------------------------------------------------------------------------


                                        Convertible Securities           Equity Income           Federated High Yield
                                               Portfolio                   Portfolio                   Portfolio
                                      --------------------------- --------------------------- ---------------------------
                                         2005 (c)                    2005 (c)                    2005 (c)
                 -                    --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -              $            -              $            -
  Net realized (losses) gains from
   security transactions                           -                           -                           -
  Change in unrealized appreciation
   (depreciation) of investments                   -                           -                           -
                                      --------------              --------------              --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -                           -                           -
From capital transactions:
  Net purchase payments                            -                           -                           -
  Net investment division transfers                -                           -                           -
  Other net transfers                              -                           -                           -
                                      --------------              --------------              --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -                           -                           -
                                      --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                                        -                           -                           -
NET ASSETS - BEGINNING OF
 PERIOD                                            -                           -                           -
                                      --------------              --------------              --------------
NET ASSETS - END OF PERIOD            $            -              $            -              $            -
                                      ==============              ==============              ==============

                                      ----------------------------


                                          Janus Appreciation
                                               Portfolio
                                      ---------------------------
                                         2005 (c)
                 -                    --------------
INCREASE (DECREASE) IN
 NET ASSETS
 From Operations:
  Net investment (loss) income        $            -
  Net realized (losses) gains from
   security transactions                           -
  Change in unrealized appreciation
   (depreciation) of investments                   -
                                      --------------
    Net increase (decrease) in net
     assets resulting from
     operations                                    -
From capital transactions:
  Net purchase payments                            -
  Net investment division transfers                -
  Other net transfers                              -
                                      --------------
    Net (decrease) increase in net
     assets resulting from
     capital transactions                          -
                                      --------------
    NET CHANGE IN NET
     ASSETS                                        -
NET ASSETS - BEGINNING OF
 PERIOD                                            -
                                      --------------
NET ASSETS - END OF PERIOD            $            -
                                      ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            -----------------------------------------------------------------------------------


                                     Large-Cap           Managed Allocation Series   Managed Allocation Series
                                     Portfolio             Aggressive Portfolio       Conservative Portfolio
                            --------------------------- --------------------------- ---------------------------
                               2005 (c)                    2005 (c)                    2005 (c)
           -                --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -              $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                           -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                           -                           -
                            --------------              --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                           -                           -
                            --------------              --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                           -                           -
 Net investment division
   transfers                             -                           -                           -
 Other net transfers                     -                           -                           -
                            --------------              --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                           -                           -
                            --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                           -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                           -                           -
                            --------------              --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -              $            -              $            -
                            ==============              ==============              ==============

                            ------------------------------


                             Managed Allocation Series
                            Moderate Aggressive Portfolio
                            -----------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            ------------------------------------------------------------------------------------------


                             Managed Allocation Series       Managed Allocation Series       Mercury Large-Cap Core
                            Moderate Conservative Portfolio     Moderate Portfolio                  Portfolio
                            ------------------------------- ---------------------------    ---------------------------
                               2005 (c)                        2005 (c)                       2005 (c)
           -                 --------------                 --------------                 --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -                  $            -                 $            -
 Net realized (losses)
   gains from security
   transactions                          -                               -                              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                               -                              -
                             --------------                 --------------                 --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                               -                              -
                             --------------                 --------------                 --------------
From capital
 transactions:
 Net purchase payments                   -                               -                              -
 Net investment division
   transfers                             -                               -                              -
 Other net transfers                     -                               -                              -
                             --------------                 --------------                 --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                               -                              -
                             --------------                 --------------                 --------------
    NET CHANGE IN NET
     ASSETS                              -                               -                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -                               -                              -
                             --------------                 --------------                 --------------
NET ASSETS - END OF
 PERIOD                     $            -                  $            -                 $            -
                             ==============                 ==============                 ==============

                            -------------------------


                                 MFS Total Return
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            -----------------------------------------------------------------------------------


                                     MFS Value                 Pioneer Fund            Pioneer Mid-Cap Value
                                     Portfolio                   Portfolio                   Portfolio
                            --------------------------- --------------------------- ---------------------------
                               2005 (c)                    2005 (c)                    2005 (c)
           -                --------------              --------------              --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -              $            -              $            -
 Net realized (losses)
   gains from security
   transactions                          -                           -                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                           -                           -
                            --------------              --------------              --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                           -                           -
                            --------------              --------------              --------------
From capital
 transactions:
 Net purchase payments                   -                           -                           -
 Net investment division
   transfers                             -                           -                           -
 Other net transfers                     -                           -                           -
                            --------------              --------------              --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                           -                           -
                            --------------              --------------              --------------
    NET CHANGE IN NET
     ASSETS                              -                           -                           -
NET ASSETS - BEGINNING
 OF PERIOD                               -                           -                           -
                            --------------              --------------              --------------
NET ASSETS - END OF
 PERIOD                     $            -              $            -              $            -
                            ==============              ==============              ==============

                            ----------------------------


                             Pioneer Strategic Income
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                        Travelers Series Trust
                            -------------------------------------------------------------------------------------


                            Style Focus Series Small-Cap Style Focus Series Small-Cap  Travelers Managed Income
                                 Growth Portfolio              Value Portfolio                 Portfolio
                            ---------------------------  ---------------------------  ---------------------------
                               2005 (c)                     2005 (c)                     2005 (c)
           -                --------------               --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -               $            -               $            -
 Net realized (losses)
   gains from security
   transactions                          -                            -                            -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -                            -                            -
                            --------------               --------------               --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -                            -                            -
                            --------------               --------------               --------------
From capital
 transactions:
 Net purchase payments                   -                            -                            -
 Net investment division
   transfers                             -                            -                            -
 Other net transfers                     -                            -                            -
                            --------------               --------------               --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -                            -                            -
                            --------------               --------------               --------------
    NET CHANGE IN NET
     ASSETS                              -                            -                            -
NET ASSETS - BEGINNING
 OF PERIOD                               -                            -                            -
                            --------------               --------------               --------------
NET ASSETS - END OF
 PERIOD                     $            -               $            -               $            -
                            ==============               ==============               ==============

                            --------------------------


                            U.S. Government Securities
                                     Portfolio
                            ---------------------------
                               2005 (c)
           -                --------------
INCREASE (DECREASE) IN
 NET ASSETS From
 Operations:
 Net investment (loss)
   income                   $            -
 Net realized (losses)
   gains from security
   transactions                          -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           -
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                     -
                            --------------
From capital
 transactions:
 Net purchase payments                   -
 Net investment division
   transfers                             -
 Other net transfers                     -
                            --------------
    Net (decrease)
     increase in net
     assets resulting
     from capital
     transactions                        -
                            --------------
    NET CHANGE IN NET
     ASSETS                              -
NET ASSETS - BEGINNING
 OF PERIOD                               -
                            --------------
NET ASSETS - END OF
 PERIOD                     $            -
                            ==============

(c) For the period from November 7, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Concluded)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION
   First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First MetLife Investors Insurance Company
   (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. FMLI is a direct subsidiary of MetLife, Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of twenty-one investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2005:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth and Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio A
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio A
                  Oppenheimer Capital Appreciation Portfolio B
                  Janus Aggressive Growth Portfolio A
                  Janus Aggressive Growth Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  PIMCO Total Return Bond Portfolio A
                  PIMCO Total Return Bond Portfolio B
                  RCM Global Technology Portfolio B
                  T. Rowe Price Mid-Cap Growth Portfolio A
                  T. Rowe Price Mid-Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  Lazard Mid-Cap Portfolio B
                  Met/AIM Small-Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small-Cap Value Portfolio
                  Third Avenue Small-Cap Value Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Neuberger Berman Real Estate Portfolio
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B
                  Defensive Strategy Fund of Funds Portfolio B

            Met Investors Series Trust (Met Investors), continued:
             Moderate Strategy Fund of Funds Portfolio B
             Balanced Strategy Fund of Funds Portfolio B
             Growth Strategy Fund of Funds Portfolio B
             Aggressive Strategy Fund of Funds Portfolio B
             Cyclical Growth ETF Portfolio B
             Cyclical Growth & Income ETF Portfolio B
             VanKampen ComStock Portfolio B
             Legg Mason Value Equity Portfolio B
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-U.S. Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds (AIM):
             Capital Appreciation Fund
             Capital Appreciation Fund B
             International Growth Fund
             International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Bernstein Large-Cap Growth Portfolio B
            Scudder Variable Series II (Scudder II):
             Small-Cap Growth Portfolio
             Government Securities Portfolio
            MFS Variable Insurance Trust (MFS):
             Investors Trust Series B
            Oppenheimer Variable Account Funds (Oppenheimer):
             Capital Appreciation Fund
            Putnam Variable Trust (Putnam):
             Growth & Income Fund
             Growth & Income Fund B
             Equity Income Fund B
             Vista Fund

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

         Putnam Variable Trust (Putnam), continued:
          Vista Fund B
          Small-Cap Value Fund B
         Franklin Templeton Variable Products Series Fund (Templeton):
          Foreign Securities Fund
          Foreign Securities Fund B
          Developing Markets Securities Fund
          Developing Markets Securities Fund B
          Growth Securities Fund B
          Mutual Shares Securities Fund B
          VIP Income Securities Portfolio
         Fidelity Variable Insurance Products Fund (Fidelity):
          Equity-Income Portfolio B
          Growth Portfolio B
          Mid-Cap Portfolio B
          Contrafund Portfolio
         Metropolitan Life Series Funds, Inc. (MetLife):
          Stock Index Portfolio B
          FI International Stock B
          BlackRock Bond Income Portfolio
          BlackRock Bond Income Portfolio B
          BlackRock Money Market Portfolio
          BlackRock Money Market Portfolio B
          Davis Venture Value Fund E
          Harris Oakmark Focused Value Fund B
          Jennison Growth Portfolio B
          MFS Total Return Series B
          MFS Investors Trust Series B
          Capital Guardian U.S. Equity Series A
          Capital Guardian U.S. Equity Series B
          Salomon Brothers Strategic Bond Portfolio B
          Salomon Brothers U.S. Government Portfolio B
          T. Rowe Price Small-Cap Portfolio B
          T. Rowe Price Large-Cap Portfolio A
          T. Rowe Price Large-Cap Portfolio B
          Franklin Templeton Small-Cap Growth Portfolio B
          BlackRock Strategic Value Portfolio B
          Oppenheimer Global Equity Portfolio B
         PIMCO Variable Trust (PIMCO):
          High Yield Portfolio
          Low Duration Portfolio
          StocksPLUS Growth & Income Portfolio
          Total Return Portfolio
         Lazard:
          Retirement Small-Cap Portfolio
         Pioneer:
          VCT Mid-Cap Portfolio B

         American Funds Corp. (American Funds):
          Global Growth Fund B
          Growth and Income Fund B
          Growth Fund B
         Morgan Stanley:
          UIF Equity and Income Portfolio B
          UIF U.S. Real Estate Portfolio
         Salomon Brothers:
          Variable High Yield Bond Portfolio
          Variable Small-Cap Portfolio
          VSF Investors Fund Portfolio
         Van Kampen:
          LIT Comstock Portfolio B
          LIT Emerging Growth Portfolio B
          LIT Growth and Income Portfolio B
         Smith Barney:
          Allocation Select Balanced Portfolio
          Allocation Select Growth Portfolio
          Allocation Select High Growth Portfolio
          Capital and Income Portfolio
          Equity Index Fund Portfolio B
          Greenwich Fundamental Value Portfolio
          Greenwich Street Appreciation Portfolio
          Greenwich Street Equity Index Portfolio
          IS Dividend Strategy Portfolio
          IS Growth and Income Portfolio
          Multi Disciplined Balanced All-Cap Growth and Value Portfolio
          Multi Disciplined All-Cap Growth and Value Portfolio
          Multi Disciplined Large-Cap Growth and Value Portfolio
          Multi Disciplined Global All-Cap Growth and Value Portfolio
          Premier Selections All-Cap Growth Portfolio
         Travelers Series Fund:
          Salomon Brothers Adjustable Rate Income Portfolio
          Smith Barney Aggressive Growth Portfolio
          Smith Barney Large-Cap Growth Portfolio
          Smith Barney Large-Cap Value Portfolio
          Smith Barney Money Market Portfolio
          Smith Barney Social Awareness Stock Portfolio
         Travelers Series Trust:
          AIM Capital Appreciation Portfolio
          Convertible Securities Portfolio
          Equity Income Portfolio
          Federated High Yield Portfolio
          Janus Appreciation Portfolio
          Large-Cap Portfolio
          Managed Allocation Series Aggressive Portfolio
          Managed Allocation Series Conservative Portfolio

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(1) ORGANIZATION, CONTINUED

           Travelers Series Trust, continued:
            Managed Allocation Series Moderate Aggressive Portfolio
            Managed Allocation Series Moderate Conservative Portfolio
            Managed Allocation Series Moderate Portfolio
            Mercury Large-Cap Core Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio
            Pioneer Fund Portfolio

                 Travelers Series Trust, continued:
                  Pioneer Mid-Cap Value Portfolio
                  Pioneer Strategic Income Portfolio
                  Style Focus Series Small-Cap Growth Portfolio
                  Style Focus Series Small-Cap Value Portfolio
                  Travelers Managed Income Portfolio
                  U.S. Government Securities Portfolio

   The following sub-accounts changed names during the year ended December 31, 2005:
     Met Investors - Met\AIM Mid-Cap Core Equity Portfolio B to Lazard Mid-Cap Portfolio B
     Met Investors - PIMCO PEA Innovation Portfolio B to RCM Global Technology Portfolio B
     MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
     MetLife Series - SSR Bond Income Class A to BlackRock Bond Income
     Portfolio A
     MetLife Series - SSR Bond Income Class B to BlackRock Bond Income
     Portfolio B
     MetLife Series - SSR Aurora Class B to BlackRock Strategic Value Portfolio
     B

   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

 Year Ended December 31, 2005:                          Date Ceased Operations
 -----------------------------                          ----------------------
  Met Investors Money Market Portfolio B                    April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio       April 29, 2005
  Alliance Bernstein Real Estate Investment Portfolio B     April 29, 2005
  Dreyfus Stock Index Fund B                                April 29, 2005
  Fidelity High Income Portfolio B                          April 29, 2005
  MetLife Met/Putnam Voyager Portfolio B                    April 29, 2005
  MFS Investors Trust Series                                April 29, 2005
  MFS High Income Series                                    April 29, 2005
  MFS High Income Series B                                  April 29, 2005
  MFS New Discovery Series B                                April 29, 2005
  Putnam International Equity Fund                          April 29, 2005
  Putnam International Equity Fund B                        April 29, 2005
  Scudder II Dreman Small Cap Value Portfolio               April 29, 2005

 Year Ended December 31, 2004:
 -----------------------------
  AIM Premier Equity Fund                                   April 30, 2004
  AIM Premier Equity Fund B                                 April 30, 2004
  Alliance Premier Growth Portfolio                         April 30, 2004
  Alliance Premier Growth Portfolio B                       April 30, 2004
  Alliance Bernstein Small-Cap Portfolio B                  April 30, 2004
  Alliance Bernstein Value Portfolio B                      April 30, 2004
  Liberty Newport Tiger Fund, Variable Series               April 30, 2004
  Goldman Sachs Growth & Income Fund                        April 30, 2004
  Goldman Sachs International Equity Fund                   April 30, 2004
  Scudder I International Portfolio B                       April 30, 2004
  MFS Research Series                                       April 30, 2004

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

 Year Ended December 31, 2004:                          Date Ceased Operations
 -----------------------------                          ----------------------
  MFS Research Series B                                    April 30, 2004
  MFS Emerging Growth Series                               April 30, 2004
  MFS Emerging Growth Series B                             April 30, 2004
  MFS Strategic Income Series B                            April 30, 2004
  Oppenheimer Bond Fund                                    April 30, 2004
  Putnam International New Opportunities B                 April 30, 2004
  Putnam New Value Fund B                                  April 30, 2004
  Templeton Franklin Small-Cap Fund B                      April 30, 2004
  Templeton Franklin Large-Cap Growth Securities Fund B    April 30, 2004
  Templeton Franklin Mutual Shares Securities Fund B       April 30, 2004
  Templeton Global Income Securities Fund B                April 30, 2004
  American Century Income & Growth Fund                    April 30, 2004
  American Century International Fund                      April 30, 2004
  American Century Value Fund                              April 30, 2004
  MetLife MFS Research Series B                            April 30, 2004
  Dreyfus VIF Capital Appreciation Portfolio B             April 30, 2004
  Dreyfus VIF Disciplined Stock Portfolio B                April 30, 2004
  INVESCO Dynamics Fund                                    April 30, 2004
  INVESCO High Yield Fund                                  April 30, 2004
  JP Morgan Quality Bond Portfolio                        November 19, 2004
  JP Morgan Quality Bond Portfolio B                      November 19, 2004
  JP Morgan Select Equity Portfolio                       November 19, 2004
  JP Morgan Select Equity Portfolio B                     November 19, 2004
  Met/Putnam Research Portfolio B                         November 19, 2004

   The following sub-accounts began operations during the years ended December 31, 2005 and December 31, 2004:

 Year Ended December 31, 2005:                           Date Began Operations
 -----------------------------                           ---------------------
  Met Investors Third Avenue Small-Cap Value Portfolio       May 2, 2005
  Met Investors Neuberger Berman Real Estate Portfolio       May 2, 2005
  Met Investors VanKampen ComStock Portfolio B               May 2, 2005
  MetLife Blackrock Money Market Portfolio B                 May 2, 2005
  MetLife Oppenheimer Global Equity Portfolio B              May 2, 2005
  MetLife Salomon Brothers U.S. Government Portfolio B       May 2, 2005
  Met Investors Cyclical Growth ETF Portfolio B           September 30, 2005
  Met Investors Cyclical Growth & Income ETF Portfolio B  September 30, 2005
  Alliance Bernstein Large-Cap Growth Portfolio B          November 7, 2005
  Oppenheimer Capital Appreciation Fund                    November 7, 2005
  Putnam Small-Cap Value Fund B                            November 7, 2005
  Templeton Mutual Shares Securities Fund B                November 7, 2005
  Templeton VIP Income Securities Portfolio                November 7, 2005
  Fidelity Mid-Cap Portfolio B                             November 7, 2005
  Fidelity Contrafund Portfolio                            November 7, 2005
  Lazard Retirement Small-Cap Portfolio                    November 7, 2005
  Pioneer VCT Mid-Cap Portfolio B                          November 7, 2005

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

Year Ended December 31, 2005:                                                     Date Began Operations
-----------------------------                                                     ---------------------
 American Funds Global Growth Fund B                                                November 7, 2005
 American Funds Growth and Income Fund B                                            November 7, 2005
 American Funds Growth Fund B                                                       November 7, 2005
 Morgan Stanley UIF Equity and Income Portfolio B                                   November 7, 2005
 Morgan Stanley UIF U.S. Real Estate Portfolio A                                    November 7, 2005
 Salomon Brothers Variable High Yield Bond Portfolio A                              November 7, 2005
 Salomon Brothers Variable Small-Cap Portfolio A                                    November 7, 2005
 Salomon Brothers VSF Investors Fund Portfolio A                                    November 7, 2005
 Van Kampen LIT Comstock Portfolio B                                                November 7, 2005
 Van Kampen LIT Emerging Growth Portfolio B                                         November 7, 2005
 Van Kampen LIT Growth and Income Portfolio B                                       November 7, 2005
 Smith Barney Allocation Select Balanced Portfolio                                  November 7, 2005
 Smith Barney Allocation Select Growth Portfolio                                    November 7, 2005
 Smith Barney Allocation Select High Growth Portfolio                               November 7, 2005
 Smith Barney Capital and Income Portfolio                                          November 7, 2005
 Smith Barney Equity Index Fund Portfolio B                                         November 7, 2005
 Smith Barney Greenwich Fundamental Value Portfolio                                 November 7, 2005
 Smith Barney Greenwich Street Appreciation Portfolio                               November 7, 2005
 Smith Barney Greenwich Street Equity Index Portfolio                               November 7, 2005
 Smith Barney IS Dividend Strategy Portfolio                                        November 7, 2005
 Smith Barney IS Growth and Income Portfolio                                        November 7, 2005
 Smith Barney Multi Disciplined Balanced All-Cap Growth and Value Portfolio         November 7, 2005
 Smith Barney Multi Disciplined All-Cap Growth and Value Portfolio                  November 7, 2005
 Smith Barney Multi Disciplined Large-Cap Growth and Value Portfolio                November 7, 2005
 Smith Barney Multi Disciplined Global All-Cap Growth and Value Portfolio           November 7, 2005
 Smith Barney Premier Selections All-Cap Growth Portfolio                           November 7, 2005
 Travelers Series Fund Salomon Brothers Adjustable Rate Income Portfolio            November 7, 2005
 Travelers Series Fund Smith Barney Aggressive Growth Portfolio                     November 7, 2005
 Travelers Series Fund Smith Barney Large-Cap Growth Portfolio                      November 7, 2005
 Travelers Series Fund Smith Barney Large-Cap Value Portfolio                       November 7, 2005
 Travelers Series Fund Smith Barney Money Market Portfolio                          November 7, 2005
 Travelers Series Fund Smith Barney Social Awareness Stock Portfolio                November 7, 2005
 Travelers Series Trust AIM Capital Appreciation Portfolio                          November 7, 2005
 Travelers Series Trust Convertible Securities Portfolio                            November 7, 2005
 Travelers Series Trust Equity Income Portfolio                                     November 7, 2005
 Travelers Series Trust Federated High Yield Portfolio                              November 7, 2005
 Travelers Series Trust Janus Appreciation Portfolio                                November 7, 2005
 Travelers Series Trust Large-Cap Portfolio                                         November 7, 2005
 Travelers Series Trust Managed Allocation Series Aggressive Portfolio              November 7, 2005
 Travelers Series Trust Managed Allocation Series Conservative Portfolio            November 7, 2005
 Travelers Series Trust Managed Allocation Series Moderate Aggressive Portfolio     November 7, 2005
 Travelers Series Trust Managed Allocation Series Moderate Conservative Portfolio   November 7, 2005
 Travelers Series Trust Managed Allocation Series Moderate Portfolio                November 7, 2005
 Travelers Series Trust Mercury Large-Cap Core Portfolio                            November 7, 2005

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

Year Ended December 31, 2005:                                         Date Began Operations
-----------------------------                                         ---------------------
 Travelers Series Trust MFS Total Return Portfolio                      November 7, 2005
 Travelers Series Trust MFS Value Portfolio                             November 7, 2005
 Travelers Series Trust Pioneer Fund Portfolio                          November 7, 2005
 Travelers Series Trust Pioneer Mid-Cap Value Portfolio                 November 7, 2005
 Travelers Series Trust Pioneer Strategic Income Portfolio              November 7, 2005
 Travelers Series Trust Style Focus Series Small-Cap Growth Portfolio   November 7, 2005
 Travelers Series Trust Style Focus Series Small-Cap Value Portfolio    November 7, 2005
 Travelers Series Trust Travelers Managed Income Portfolio              November 7, 2005
 Travelers Series Trust U.S. Government Securities Portfolio            November 7, 2005
 Met Investors Legg Mason Value Equity Portfolio B                      November 7, 2005

Year Ended December 31, 2004:
-----------------------------
 Met Investors Oppenheimer Capital Appreciation Portfolio A                May 3, 2004
 Met Investors Janus Aggressive Growth Portfolio A                         May 3, 2004
 Met Investors PIMCO Total Return Bond Portfolio A                         May 3, 2004
 Met Investors T. Rowe Price Mid-Cap Growth Portfolio A                    May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B                    May 3, 2004
 Met Investors Turner Mid-Cap Growth Portfolio B                           May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Portfolio B                     May 3, 2004
 MetLife Salomon Bros Strategic Bond Class B                               May 3, 2004
 MetLife SSR Bond Income Portfolio                                         May 3, 2004
 MetLife T Rowe Price Small-Cap Portfolio B                                May 3, 2004
 MetLife T. Rowe Price Large-Cap Portfolio A                               May 3, 2004
 MetLife T. Rowe Price Large-Cap Portfolio B                               May 3, 2004
 MetLife Franklin Templeton Small-Cap Growth Portfolio B                   May 3, 2004
 MetLife SSR Aurora Class B                                                May 3, 2004
 Met Investors Defensive Strategy Fund of Funds Portfolio B             November 22, 2004
 Met Investors Moderate Strategy Fund of Funds Portfolio B              November 22, 2004
 Met Investors Balanced Strategy Fund of Funds Portfolio B              November 22, 2004
 Met Investors Growth Strategy Fund of Funds Portfolio B                November 22, 2004
 Met Investors Aggressive Strategy Fund of Funds Portfolio B            November 22, 2004
 MetLife SSR Bond Income Portfolio B                                    November 22, 2004
 MetLife Capital Guardian U.S. Equity A                                 November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(2) SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub- accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity Reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by FMLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to FMLI.

  (E) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

  (F) RECLASSIFICATIONS
      Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, FMLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.90%. This charge varies according to the product specifications. The mortality risks assumed by FMLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, FMLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. For certain annuity contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. For certain other contracts, after the first contract anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the final contract year, FMLI currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawal program. FMLI deducted surrender fees of $199,584 from the Separate Account during the period ended December 31, 2005.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(4) CONTRACT FEES, CONTINUED

   For variable annuity contracts with a sales charge, FMLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, FMLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FMLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2005, FMLI deducted contract maintenance and transfer fees of approximately $1,452,785 from the Separate Account.

   Currently, FMLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 or as indicated below for each sub-account were as follows:

                                                             Purchases      Sales
                                                            ------------ ------------
Met Investors Lord Abbett Growth and Income Portfolio       $     46,529 $    146,652
Met Investors Lord Abbett Growth and Income Portfolio B        4,569,121    7,494,556
Met Investors Lord Abbett Bond Debenture Portfolio                12,260       18,851
Met Investors Lord Abbett Bond Debenture Portfolio B           2,955,985    6,679,883
Met Investors Lord Abbett Mid-Cap Value Portfolio                 31,026       36,280
Met Investors Lord Abbett Mid-Cap Value Portfolio B              410,412      114,189
Met Investors Met/Putnam Capital Opportunities Portfolio A         2,389       13,985
Met Investors Met/Putnam Capital Opportunities Portfolio B        15,243       29,228
Met Investors Oppenheimer Capital Appreciation Portfolio A        12,747       10,276
Met Investors Oppenheimer Capital Appreciation Portfolio B     2,252,418    4,881,425
(a) Met Investors Money Market Portfolio B                     5,226,595    8,659,035
Met Investors Janus Aggressive Growth Portfolio A                 10,689       16,518
Met Investors Janus Aggressive Growth Portfolio B              1,383,071    4,057,490
Met Investors Lord Abbett Growth Opportunity Portfolio            27,688       21,917
Met Investors Lord Abbett Growth Opportunity Portfolio B          30,152       31,561
Met Investors PIMCO Total Return Bond Portfolio A                  2,448          205
Met Investors PIMCO Total Return Bond Portfolio B              4,012,484    3,120,380
Met Investors RCM Global Technology Portfolio B                  540,851      858,652
Met Investors T. Rowe Price Mid-Cap Growth Portfolio A               435          402
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B         3,250,766    1,230,820
Met Investors MFS Research International Portfolio               122,012       35,206
Met Investors MFS Research International Portfolio B           3,613,367    3,382,844
Met Investors Lazard Mid-Cap Portfolio B                       2,156,390    1,637,149
Met Investors Met/AIM Small-Cap Growth Portfolio B             1,532,552    3,294,832
Met Investors Harris Oakmark International Portfolio B         6,243,002    4,904,935
(b) Met Investors Third Avenue Small-Cap Value Portfolio          85,861          917
Met Investors Third Avenue Small-Cap Value Portfolio B         5,002,451    4,531,085
Met Investors PIMCO Inflation Protected Bond Portfolio B       4,504,581    5,720,765
Met Investors Lord Abbett America's Value Portfolio B            114,249       73,427
(b) Met Investors Neuberger Berman Real Estate Portfolio          67,093        2,380
Met Investors Neuberger Berman Real Estate Portfolio B         2,108,165    2,137,639
Met Investors Turner Mid-Cap Growth Portfolio B                1,024,086    1,506,741
Met Investors Goldman Sachs Mid-Cap Value Portfolio B          5,579,370    1,306,754
Met Investors Defensive Strategy Fund of Funds Portfolio B    13,818,203    1,367,337
Met Investors Moderate Strategy Fund of Funds Portfolio B     38,152,049    2,283,621
Met Investors Balanced Strategy Fund of Funds Portfolio B    103,182,877    1,381,169
Met Investors Growth Strategy Fund of Funds Portfolio B      120,451,645   19,993,204
Met Investors Aggressive Strategy Fund of Funds Portfolio B   19,301,479      726,712
(d) Met Investors Cyclical Growth ETF Portfolio B                115,278            4
(d) Met Investors Cyclical Growth & Income ETF Portfolio B             -            -
(b) Met Investors VanKampen ComStock Portfolio B               1,316,949      354,104
(c) Met Investors Legg Mason Value Equity Portfolio B             31,087            5
Russell Multi-Style Equity Fund                                    1,927        3,564
Russell Aggressive Equity Fund                                     3,548          729

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                           Purchases      Sales
                                                          ------------ ------------
Russell Non-U.S. Fund                                     $        633 $      1,634
Russell Core Bond Fund                                          15,216        3,864
Russell Real Estate Securities Fund                              7,148        1,204
AIM Capital Appreciation Fund                                    4,406       14,126
AIM Capital Appreciation Fund B                                      -            -
AIM International Growth Fund                                      163       28,810
AIM International Growth Fund B                                 83,149          758
(a) Alliance Bernstein Real Estate Investment Portfolio         12,201       67,835
(a) Alliance Bernstein Real Estate Investment Portfolio B        6,265      280,141
(c) Alliance Bernstein Large-Cap Growth Portfolio B                  -            -
Scudder II Small-Cap Growth Portfolio                                -            -
(a) Scudder II Dreman Small-Cap Value Portfolio                 10,809       86,023
Scudder II Government Securities Portfolio                           -            -
(a) MFS Investors Trust Series                                   1,421        5,202
MFS Investors Trust Series B                                         -            -
(a) MFS High Income Series                                       1,702        5,282
(a) MFS High Income Series B                                    52,764      426,017
(a) MFS New Discovery Series B                                  13,681      315,482
(c) Oppenheimer Capital Appreciation Fund                            -            -
Putnam Growth & Income Fund                                     37,488        4,474
Putnam Growth & Income Fund B                                    9,520        9,263
Putnam Equity Income B                                          59,261       75,277
Putnam Vista Fund                                               27,994        9,857
Putnam Vista Fund B                                                 67            -
(c) Putnam Small-Cap Value Fund B                                    -            -
(a) Puntam International Equity Fund                            22,659      105,574
(a) Putnam International Equity Fund B                             280       19,065
Templeton Foreign Securities Fund                                5,041        5,833
Templeton Foreign Securities Fund B                            127,829       30,049
Templeton Developing Markets Securities Fund                    13,458        3,692
Templeton Developing Markets Securities Fund B                 147,984       16,849
Templeton Growth Securities Fund B                                   -            -
(c) Templeton Mutual Shares Securities Fund B                        -            -
(c) Templeton VIP Income Securities Portfolio                        -            -
Fidelity Equity-Income Portfolio B                               9,358          771
Fidelity Growth Portfolio B                                    328,857       21,169
(a) Fidelity High Income Portfolio B                                 -            -
(c) Fidelity Mid-Cap Portfolio B                                     -            -
(c) Fidelity Contrafund Portfolio                                    -            -
MetLife Stock Index Portfolio B                              8,679,267    6,719,836
MetLife FI International Stock B                                 3,028       82,194
(a) MetLife Met/Putnam Voyager B                                27,625       32,767
MetLife BlackRock Bond Income Portfolio                          4,854        2,855
MetLife BlackRock Bond Income Portfolio B                       64,982          713
MetLife BlackRock Money Market Portfolio                         4,843        2,393

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                                Purchases      Sales
                                                                               ------------ -----------
(b) MetLife BlackRock Money Market Portfolio B                                 $ 18,496,567 $ 7,052,571
MetLife Davis Venture Value Fund E                                                6,081,466   7,806,309
MetLife Harris Oakmark Focused Value Fund B                                       3,588,557   3,166,681
MetLife Jennison Growth Portfolio B                                               1,902,099   3,705,149
MetLife MFS Total Return Series B                                                    80,472      16,696
MetLife MFS Investors Trust Series B                                                  2,419      97,202
MetLife Capital Guardian U.S. Equity Series A                                         1,762      27,527
MetLife Capital Guardian U.S. Equity Series B                                        48,553      49,153
MetLife Salomon Brothers Strategic Bond Portfolio B                                  10,355       7,125
(b) MetLife Salomon Brothers U.S. Government Portfolio B                            320,177     110,297
MetLife T. Rowe Price Small-Cap Portfolio B                                             348      16,730
MetLife T. Rowe Price Large-Cap Portfolio A                                           2,641      15,501
MetLife T. Rowe Price Large-Cap Portfolio B                                         177,955      44,326
MetLife Franklin Templeton Small-Cap Growth Portfolio B                             178,957       2,305
MetLife BlackRock Strategic Value Portfolio B                                        11,498         524
(b) MetLife Oppenheimer Global Equity Portfolio B                                     6,530       2,793
PIMCO High Yield Portfolio                                                           57,995         678
PIMCO Low Duration Portfolio                                                          9,143       1,725
PIMCO StocksPLUS Growth & Income Portfolio                                              325         109
PIMCO Total Return Portfolio                                                              -           -
(c) Lazard Retirement Small-Cap Portfolio                                                 -           -
(c) Pioneer VCT Mid-Cap Portfolio B                                                       -           -
(c) American Funds Global Growth Fund B                                                   -           -
(c) American Funds Growth and Income Fund B                                               -           -
(c) American Funds Growth Fund B                                                          -           -
(c) Morgan Stanley UIF Equity and Income Portfolio B                                      -           -
(c) Morgan Stanley UIF U.S. Real Estate Portfolio                                         -           -
(c) Salomon Brothers Variable High Yield Bond Portfolio                                   -           -
(c) Salomon Brothers Variable Small-Cap Portfolio                                         -           -
(c) Salomon Brothers VSF Investors Fund Portfolio                                         -           -
(c) Van Kampen LIT Comstock Portfolio B                                                   -           -
(c) Van Kampen LIT Emerging Growth Portfolio B                                            -           -
(c) Van Kampen LIT Growth and Income Portfolio B                                          -           -
(c) Smith Barney Allocation Select Balanced Portfolio                                     -           -
(c) Smith Barney Allocation Select Growth Portfolio                                       -           -
(c) Smith Barney Allocation Select High Growth Portfolio                                  -           -
(c) Smith Barney Capital and Income Portfolio                                             -           -
(c) Smith Barney Equity Index Fund Portfolio B                                            -           -
(c) Smith Barney Greenwich Fundamental Value Portfolio                                    -           -
(c) Smith Barney Greenwich Street Appreciation Portfolio                                  -           -
(c) Smith Barney Greenwich Street Equity Index Portfolio                                  -           -
(c) Smith Barney IS Dividend Strategy Portfolio                                           -           -
(c) Smith Barney IS Growth and Income Portfolio                                           -           -
(c) Smith Barney Multi Disciplined Balanced All-Cap Growth and Value Portfolio            -           -
(c) Smith Barney Multi Disciplined All-Cap Growth and Value Portfolio                     -           -
(c) Smith Barney Multi Disciplined Large-Cap Growth and Value Portfolio                   -           -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                                                      Purchases      Sales
                                                                                     ------------ ------------
(c) Smith Barney Multi Disciplined Global All-Cap Growth and Value Portfolio         $          - $          -
(c) Smith Barney Premier Selections All-Cap Growth Portfolio                                    -            -
(c) Travelers Series Fund Salomon Brothers Adjustable Rate Income Portfolio                     -            -
(c) Travelers Series Fund Smith Barney Aggressive Growth Portfolio                              -            -
(c) Travelers Series Fund Smith Barney Large-Cap Growth Portfolio                               -            -
(c) Travelers Series Fund Smith Barney Large-Cap Value Portfolio                                -            -
(c) Travelers Series Fund Smith Barney Money Market Portfolio                                   -            -
(c) Travelers Series Fund Smith Barney Social Awareness Stock Portfolio                         -            -
(c) Travelers Series Trust AIM Capital Appreciation Portfolio                                   -            -
(c) Travelers Series Trust Convertible Securities Portfolio                                     -            -
(c) Travelers Series Trust Equity Income Portfolio                                              -            -
(c) Travelers Series Trust Federated High Yield Portfolio                                       -            -
(c) Travelers Series Trust Janus Appreciation Portfolio                                         -            -
(c) Travelers Series Trust Large-Cap Portfolio                                                  -            -
(c) Travelers Series Trust Managed Allocation Series Aggressive Portfolio                       -            -
(c) Travelers Series Trust Managed Allocation Series Conservative Portfolio                     -            -
(c) Travelers Series Trust Managed Allocation Series Moderate Aggressive Portfolio              -            -
(c) Travelers Series Trust Managed Allocation Series Moderate Conservative Portfolio            -            -
(c) Travelers Series Trust Managed Allocation Series Moderate Portfolio                         -            -
(c) Travelers Series Trust Mercury Large-Cap Core Portfolio                                     -            -
(c) Travelers Series Trust MFS Total Return Portfolio                                           -            -
(c) Travelers Series Trust MFS Value Portfolio                                                  -            -
(c) Travelers Series Trust Pioneer Fund Portfolio                                               -            -
(c) Travelers Series Trust Pioneer Mid-Cap Value Portfolio                                      -            -
(c) Travelers Series Trust Pioneer Strategic Income Portfolio                                   -            -
(c) Travelers Series Trust Style Focus Series Small-Cap Growth Portfolio                        -            -
(c) Travelers Series Trust Style Focus Series Small-Cap Value Portfolio                         -            -
(c) Travelers Series Trust Travelers Managed Income Portfolio                                   -            -
(c) Travelers Series Trust U.S. Government Securities Portfolio                                 -            -
                                                                                     ------------ ------------
Total                                                                                $394,083,303 $122,569,836
                                                                                     ============ ============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period from November 7, 2005 to December 31, 2005
(d) For the period from September 30, 2005 to December 31, 2005

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan
                                  Growth and   Growth and      Bond         Bond        Mid-Cap      Mid-Cap      Quality
                                    Income       Income      Debenture    Debenture      Value        Value        Bond
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      18,351      594,666        8,020    1,153,716       11,580       49,838
                                  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                             459      153,894          323      242,692          770       16,014
 Units Redeemed                        (2,850)    (225,178)        (965)    (493,043)      (1,279)      (5,066)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      20,742      665,950        8,662    1,404,067       12,089       38,890            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                           2,688      601,716          260    1,307,368          724       14,202          239
 Units Redeemed                        (2,160)    (239,720)        (553)    (774,669)      (1,745)      (2,244)      (5,023)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        20,214      303,954        8,955      871,368       13,110       26,932        4,784
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                   JP Morgan    Met/Putnam    Met/Putnam    JP Morgan    JP Morgan                Oppenheimer
                                    Quality       Capital       Capital      Select       Select     Met/Putnam     Capital
                                     Bond      Opportunities Opportunities   Equity       Equity      Research    Appreciation
                                  Portfolio B   Portfolio A   Portfolio B   Portfolio   Portfolio B  Portfolio B  Portfolio A
                                  -----------  ------------- ------------- -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                     6,884           619                                               9,568
                                                ===========   ===========                                         ===========
 Units Issued                                           126         1,044                                               1,181
 Units Redeemed                                        (688)       (1,847)                                               (877)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -         7,446         1,422            -            -            -        9,264
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========
 Units Issued                          11,057           349           386          113          103      279,238        9,278
 Units Redeemed                       (42,891)          (97)           (4)      (7,829)      (2,449)    (417,685)         (14)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        31,834         7,194         1,040        7,716        2,346      138,447            -
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Oppenheimer                  Janus        Janus     Lord Abbett  Lord Abbett     PIMCO
                                    Capital       Money     Aggressive   Aggressive     Growth       Growth     Total Return
                                  Appreciation   Market       Growth       Growth     Opportunity  Opportunity      Bond
                                  Portfolio B  Portfolio B  Portfolio A  Portfolio B   Portfolio   Portfolio B  Portfolio A
                                  ------------ -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005   2,128,762            -       13,240    1,255,373       12,656       10,454        1,164
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                         465,904      644,831        1,109      282,134        1,859        2,285          192
 Units Redeemed                      (779,303)    (991,688)      (1,488)    (654,739)      (1,996)      (3,037)          (1)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   2,442,161      346,857       13,619    1,627,978       12,793       11,206          973
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                       2,393,104      930,652       14,594    1,436,340        1,182        4,417          973
 Units Redeemed                    (1,073,030)    (872,243)        (975)    (441,941)        (159)        (257)           -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,122,087      288,448            -      633,579       11,770        7,046            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO         RCM      T. Rowe Price T. Rowe Price      MFS           MFS
                                  Total Return   Global        Mid-Cap       Mid-Cap      Research      Research      Lazard
                                      Bond     Technology      Growth        Growth     International International   Mid-Cap
                                  Portfolio B  Portfolio B   Portfolio A   Portfolio B    Portfolio    Portfolio B  Portfolio B
                                  ------------ -----------  ------------- ------------- ------------- ------------- -----------
Unit Balance at December 31, 2005   1,505,054      566,844         1,632     1,306,424        15,741     1,111,839      444,232
                                  ===========  ===========   ===========   ===========   ===========   ===========  ===========
 Units Issued                         456,874      168,868            21       522,645         7,097       380,207      147,890
 Units Redeemed                      (371,613)    (250,473)          (23)     (262,469)       (1,878)     (407,854)    (153,901)
                                  -----------  -----------   -----------   -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004   1,419,793      648,449         1,634     1,046,248        10,522     1,139,486      450,243
                                  ===========  ===========   ===========   ===========   ===========   ===========  ===========
 Units Issued                       1,404,390      796,681         2,570     1,028,591         1,257     1,243,488      472,222
 Units Redeemed                      (809,777)    (237,869)         (936)     (802,842)         (486)     (344,576)    (277,625)
                                  -----------  -----------   -----------   -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004       825,180       89,637             -       820,499         9,751       240,574      255,646
                                  ===========  ===========   ===========   ===========   ===========   ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                    Met/AIM       Harris     Third Avenue Third Avenue     PIMCO      Lord Abbett  Neuuberger
                                   Small-Cap      Oakmark     Small-Cap    Small-Cap     Inflation     America's     Berman
                                    Growth     International    Value        Value     Protected Bond    Value     Real Estate
                                  Portfolio B   Portfolio B   Portfolio   Portfolio B   Portfolio B   Portfolio B   Portfolio
                                  -----------  ------------- ------------ ------------ -------------- -----------  -----------
Unit Balance at December 31, 2005     804,060     1,495,693        4,955    1,229,026     2,063,635         7,280        2,977
                                  ===========   ===========  ===========  ===========   ===========   ===========  ===========
 Units Issued                         174,090       579,212        4,955      471,091       637,175         8,135        3,044
 Units Redeemed                      (329,417)     (496,941)           -     (441,955)     (718,791)       (5,249)         (67)
                                  -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004     959,387     1,413,422            -    1,199,890     2,145,251         4,394            -
                                  ===========   ===========  ===========  ===========   ===========   ===========  ===========
 Units Issued                       1,076,405     1,304,819                 1,043,349     2,002,760         1,719
 Units Redeemed                      (377,347)     (363,379)                 (335,257)     (604,591)         (188)
                                  -----------   -----------               -----------   -----------   -----------
Unit Balance at January 1, 2004       260,329       471,982                   491,798       747,082         2,863
                                  ===========   ===========               ===========   ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Met Investors
                                  ----------------------------------------------------------------------------------------------
                                  Neuuberger     Turner     Goldman Sachs   Defensive     Moderate      Balanced       Growth
                                    Berman       Mid-Cap       Mid-Cap      Strategy      Strategy      Strategy      Strategy
                                  Real Estate    Growth         Value     Fund of Funds Fund of Funds Fund of Funds Fund of Funds
                                  Portfolio B  Portfolio B   Portfolio B   Portfolio B   Portfolio B   Portfolio B   Portfolio B
                                  -----------  -----------  ------------- ------------- ------------- ------------- -------------
Unit Balance at December 31, 2005     422,711      335,209       748,084     1,508,431     4,506,020    11,206,666    12,697,225
                                  ===========  ===========   ===========   ===========   ===========   ===========   ===========
 Units Issued                         217,522      106,013       471,216     1,400,691     3,869,032    10,455,329    11,714,142
 Units Redeemed                      (219,549)    (160,979)     (182,181)     (164,011)     (377,454)     (758,972)   (2,243,562)
                                  -----------  -----------   -----------   -----------   -----------   -----------   -----------
Unit Balance at December 31, 2004     424,738      390,175       459,049       271,751     1,014,442     1,510,309     3,226,645
                                  ===========  ===========   ===========   ===========   ===========   ===========   ===========
 Units Issued                         577,779      498,587       596,666       272,680     1,041,188     1,685,624     3,314,993
 Units Redeemed                      (153,041)    (108,412)     (137,617)         (929)      (26,746)     (175,315)      (88,348)
                                  -----------  -----------   -----------   -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004             -            -             -             -             -             -             -
                                  ===========  ===========   ===========   ===========   ===========   ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                               Met Investors
                                  -----------------------------------------------------------------------
                                   Aggressive                      Cyclical
                                    Strategy    Cyclical Growth Growth & Income  VanKampen    Legg Mason
                                  Fund of Funds       ETF             ETF        ComStock    Value Equity
                                   Portfolio B    Portfolio B     Portfolio B   Portfolio B  Portfolio B
                                  ------------- --------------- --------------- -----------  ------------
Unit Balance at December 31, 2005    1,961,998         11,292               -        92,205        2,896
                                   ===========    ===========     ===========   ===========  ===========
 Units Issued                        1,814,499         11,292               -       128,703        2,896
 Units Redeemed                        (82,453)             -               -       (36,498)           -
                                   -----------    -----------     -----------   -----------  -----------
Unit Balance at December 31, 2004      229,952              -               -             -            -
                                   ===========    ===========     ===========   ===========  ===========
 Units Issued                          229,995
 Units Redeemed                            (43)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                           Russell
                                  ------------------------

                                  Multi-Style   Aggressive
                                    Equity        Equity
                                     Fund          Fund
                                  -----------  -----------
Unit Balance at December 31, 2005      22,238        3,032
                                  ===========  ===========
 Units Issued                               1            4
 Units Redeemed                          (129)         (18)
                                  -----------  -----------
Unit Balance at December 31, 2004      22,366        3,046
                                  ===========  ===========
 Units Issued                             115            6
 Units Redeemed                          (286)         (21)
                                  -----------  -----------
Unit Balance at January 1, 2004        22,537        3,061
                                  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Russell                                         AIM
                                  -------------------------------------  ---------------------------------------------------

                                                            Real Estate    Premier      Premier      Capital      Capital
                                    Non-U.S.    Core Bond   Securities     Equity       Equity     Appreciation Appreciation
                                      Fund        Fund         Fund         Fund        Fund B         Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  ------------ ------------
Unit Balance at December 31, 2005       4,134       21,169        2,699                                 10,598            -
                                  ===========  ===========  ===========                            ===========  ===========
 Units Issued                               1          192            -                                    710            -
 Units Redeemed                          (114)          (2)         (12)                                (2,065)           -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       4,247       20,979        2,711            -            -       11,953            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                               -           91            -          253          283          689            -
 Units Redeemed                          (253)        (170)         (55)      (8,759)      (1,303)        (236)           -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         4,500       21,058        2,766        8,506        1,020       11,500            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                               AIM                                              Alliance
                                  ----------------------------  -----------------------------------------------------------
                                                                                                Bernstein      Bernstein
                                  International  International     Premier        Premier      Real Estate    Real Estate
                                     Growth         Growth         Growth         Growth       Investment     Investment
                                      Fund          Fund B        Portfolio     Portfolio B     Portfolio     Portfolio B
                                  -------------  -------------  -------------  -------------  -------------  -------------
Unit Balance at December 31, 2005         1,457          4,498                                            -              -
                                  =============  =============                                =============  =============
 Units Issued                                11          4,532                                          569            343
 Units Redeemed                          (3,731)           (34)                                      (3,071)       (15,264)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Unit Balance at December 31, 2004         5,177              -              -              -          2,502         14,921
                                  =============  =============  =============  =============  =============  =============
 Units Issued                                 -              -          3,347          3,039            357          4,318
 Units Redeemed                            (227)             -        (23,298)       (36,918)           (64)        (2,210)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Unit Balance at January 1, 2004           5,404              -         19,951         33,879          2,209         12,813
                                  =============  =============  =============  =============  =============  =============

                                  --------------
                                    Bernstein
                                    Large-Cap
                                     Growth
                                   Portfolio B
                                  -------------
Unit Balance at December 31, 2005             -
                                  =============
 Units Issued                                 -
 Units Redeemed                               -
                                  -------------
Unit Balance at December 31, 2004             -
                                  =============
 Units Issued                                 -
 Units Redeemed                               -
                                  -------------
Unit Balance at January 1, 2004               -
                                  =============

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Alliance           Liberty         Goldman Sachs              Scudder II
                                  ----------------------- ----------- ------------------------- -----------------------
                                                            Newport                                           Dreman
                                   Bernstein   Bernstein  Tiger Fund,  Growth &   International  Small-Cap   Small-Cap
                                   Small-Cap     Value     Variable     Income       Equity       Growth       Value
                                  Portfolio B Portfolio B   Series       Fund         Fund       Portfolio   Portfolio
                                  ----------- ----------- ----------- ----------- ------------- ----------- -----------
Unit Balance at December 31, 2005                                                                         -           -
                                                                                                =========== ===========
 Units Issued                                                                                             -         115
 Units Redeemed                                                                                           -      (4,955)
                                  ----------- ----------- ----------- -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004           -           -           -           -            -            -       4,840
                                  =========== =========== =========== ===========  ===========  =========== ===========
 Units Issued                               -           -           -           -            -            -         119
 Units Redeemed                             -           -           -           -            -            -           -
                                  ----------- ----------- ----------- -----------  -----------  ----------- -----------
Unit Balance at January 1, 2004             -           -           -           -            -            -       4,721
                                  =========== =========== =========== ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Scudder II    Scudder I                                 MFS
                                  ----------- ------------- --------------------------------------------------------------

                                  Government                                           Investors    Investors    Emerging
                                  Securities  International   Research     Research      Trust        Trust       Growth
                                  Portfolio    Portfolio B     Series      Series B     Series      Series B      Series
                                  ----------- ------------- -----------  -----------  -----------  ----------- -----------
Unit Balance at December 31, 2005           -                                                   -            -
                                  ===========                                         ===========  ===========
 Units Issued                               -                                                 166            -
 Units Redeemed                             -                                                (637)           -
                                  -----------  -----------  -----------  -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004           -            -            -            -          471            -           -
                                  ===========  ===========  ===========  ===========  ===========  =========== ===========
 Units Issued                               -            -        2,116            -          122            -         557
 Units Redeemed                             -       (1,116)     (13,726)      (1,169)      (1,124)           -      (6,880)
                                  -----------  -----------  -----------  -----------  -----------  ----------- -----------
Unit Balance at January 1, 2004             -        1,116       11,610        1,169        1,473            -       6,323
                                  ===========  ===========  ===========  ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                MFS                                       Oppenheimer
                                  ---------------------------------------------------------------  -------------------------

                                    Emerging       High         High      Strategic       New                     Capital
                                     Growth       Income       Income      Income      Discovery       Bond     Appreciation
                                    Series B      Series      Series B    Series B     Series B        Fund         Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                        -            -                         -            -            -
                                               ===========  ===========               ===========  ===========  ===========
 Units Issued                                          112        1,712                     1,198            -            -
 Units Redeemed                                       (458)     (35,092)                  (41,015)           -            -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -          346       33,380            -       39,817            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
 Units Issued                               -          109        6,006           91       12,493            -
 Units Redeemed                        (1,095)        (651)      (1,879)      (4,853)      (3,528)      (1,365)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         1,095          888       29,253        4,700       30,852        2,400
                                  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Putnam
                                  ----------------------------------------------------------------------------------------

                                    Growth &     Growth &      Equity                                Small-Cap  International
                                     Income       Income       Income         Vista       Vista        Value       Equity
                                      Fund        Fund B       Fund B         Fund        Fund B      Fund B        Fund
                                  -----------  -----------  -----------    -----------  ----------- ----------- -------------
Unit Balance at December 31, 2005      11,456        2,228        3,446         76,454            -           -            -
                                  ===========  ===========  ===========    ===========  =========== ===========  ===========
 Units Issued                           3,182          169        4,280          4,933            -           -        2,504
 Units Redeemed                          (248)        (168)      (5,592)          (601)           -           -      (12,731)
                                  -----------  -----------  -----------    -----------  ----------- -----------  -----------
Unit Balance at December 31, 2004       8,522        2,227        4,758         72,122            -           -       10,227
                                  ===========  ===========  ===========    ===========  =========== ===========  ===========
 Units Issued                             761          111          626          6,089            -                      968
 Units Redeemed                           (96)           -         (184)           (34)           -                      (77)
                                  -----------  -----------  -----------    -----------  -----------              -----------
Unit Balance at January 1, 2004         7,857        2,116        4,316         66,067            -                    9,336
                                  ===========  ===========  ===========    ===========  ===========              ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  Putnam                                       Templeton
                                  --------------------------------------- --------------------------------------------------
                                                International                                        Developing   Developing
                                  International      New         New        Foreign      Foreign      Markets      Markets
                                     Equity     Opportunities   Value      Securities   Securities   Securities   Securities
                                     Fund B        Fund B       Fund B        Fund        Fund B        Fund        Fund B
                                  ------------- ------------- ----------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005            -                                  7,448       17,405        5,548       33,161
                                   ===========                            ===========  ===========  ===========  ===========
 Units Issued                                -                                    381        5,383          901       15,710
 Units Redeemed                         (1,278)                                  (440)      (2,148)        (166)      (1,503)
                                   -----------   -----------  ----------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004        1,278             -            -       7,507       14,170        4,813       18,954
                                   ===========   ===========  =========== ===========  ===========  ===========  ===========
 Units Issued                               28             -            -         924        8,974          567       15,676
 Units Redeemed                           (625)            -            -         (28)        (615)         (57)      (1,508)
                                   -----------   -----------  ----------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004          1,875             -            -       6,611        5,811        4,303        4,786
                                   ===========   ===========  =========== ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Templeton
                                  ------------------------------------------------------------------------------------
                                                   Franklin        Franklin
                                   Franklin        Large-Cap     Mutual Shares Global Income   Growth    Mutual Shares
                                   Small-Cap   Growth Securities  Securities    Securities   Securities   Securities
                                    Fund B          Fund B          Fund B        Fund B       Fund B       Fund B
                                  -----------  ----------------- ------------- ------------- ----------- -------------
Unit Balance at December 31, 2005                                                                      -            -
                                                                                             ===========  ===========
 Units Issued                                                                                          -            -
 Units Redeemed                                                                                        -            -
                                  -----------     -----------     -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004           -               -               -             -            -            -
                                  ===========     ===========     ===========   ===========  ===========  ===========
 Units Issued                           2,925               -             143             -            -
 Units Redeemed                        (6,777)         (1,474)         (2,795)            -            -
                                  -----------     -----------     -----------   -----------  -----------
Unit Balance at January 1, 2004         3,852           1,474           2,652             -            -
                                  ===========     ===========     ===========   ===========  ===========

                                  ------------

                                  VIP Income
                                  Securities
                                  Portfolio
                                  -----------
Unit Balance at December 31, 2005           -
                                  ===========
 Units Issued                               -
 Units Redeemed                             -
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                             Fidelity                                 American Century
                                  -------------------------------------------------------------- --------------------------

                                                                                                   Income &
                                  Equity-Income   Growth     High Income   Mid-Cap   Contrafund     Growth    International
                                   Portfolio B  Portfolio B  Portfolio B Portfolio B Portfolio       Fund         Fund
                                  ------------- -----------  ----------- ----------- ----------- -----------  -------------
Unit Balance at December 31, 2005        3,059       25,301            -           -           -
                                   ===========  ===========  =========== =========== ===========
 Units Issued                              144       10,770            -           -           -
 Units Redeemed                            (15)      (1,647)           -           -           -
                                   -----------  -----------  ----------- ----------- ----------- -----------   -----------
Unit Balance at December 31, 2004        2,930       16,178            -           -           -           -             -
                                   ===========  ===========  =========== =========== =========== ===========   ===========
 Units Issued                            2,930        9,982            -                                  47             -
 Units Redeemed                              -         (299)           -                              (3,528)            -
                                   -----------  -----------  -----------                         -----------   -----------
Unit Balance at January 1, 2004              -        6,495            -                               3,481             -
                                   ===========  ===========  ===========                         ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  American Century                                    MetLife
                                  ---------------- ------------------------------------------------------------------------------

                                                                     FI       Met/Putnam    BlackRock    BlackRock    BlackRock
                                       Value       Stock Index  International   Voyager    Bond Income  Bond Income  Money Market
                                        Fund       Portfolio B     Stock B    Portfolio B   Portfolio   Portfolio B    Porfolio
                                  ---------------- -----------  ------------- -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005                    1,070,187        21,458            -          405        1,422       17,035
                                                   ===========   ===========  ===========  ===========  ===========  ===========
 Units Issued                                          858,301            98        6,414           79        1,426            -
 Units Redeemed                                       (673,308)       (5,224)      (7,726)         (54)          (4)           -
                                    -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004             -        885,194        26,584        1,312          380            -       17,035
                                    ===========    ===========   ===========  ===========  ===========  ===========  ===========
 Units Issued                                 1        822,488         4,894        1,312          380            -            -
 Units Redeemed                            (554)      (215,667)       (6,246)           -            -            -            -
                                    -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004             553        278,373        27,936            -            -            -       17,035
                                    ===========    ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MetLife
                                  ---------------------------------------------------------------------------------------------
                                                              Davis
                                   BlackRock       MFS       Venture    Harris Oakmark  Jennison        MFS            MFS
                                  Money Market  Research      Value     Focused Value    Growth     Total Return Investors Trust
                                  Portfolio B  Portfolio B   Fund E         Fund B     Portfolio B    Series B      Series B
                                  ------------ ----------- -----------  -------------- -----------  ------------ ---------------
Unit Balance at December 31, 2005   1,147,033            -   2,751,510       980,663     1,062,311        3,672         34,370
                                  ===========  =========== ===========   ===========   ===========  ===========    ===========
 Units Issued                       1,986,464            -     816,665       318,917       298,561        1,841            180
 Units Redeemed                      (839,431)           -    (937,995)     (295,219)     (467,554)        (475)        (8,501)
                                  -----------  ----------- -----------   -----------   -----------  -----------    -----------
Unit Balance at December 31, 2004           -            -   2,872,840       956,965     1,231,304        2,306         42,691
                                  ===========  =========== ===========   ===========   ===========  ===========    ===========
 Units Issued                                            -   2,664,219       919,449     1,106,623          614          7,745
 Units Redeemed                                          -    (602,137)     (478,428)     (332,526)         (41)        (5,259)
                                               ----------- -----------   -----------   -----------  -----------    -----------
Unit Balance at January 1, 2004                          -     810,758       515,944       457,207        1,733         40,205
                                               =========== ===========   ===========   ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  -------------------------------------------------------------------------------------
                                    Capital      Capital       Salomon         Salomon
                                   Guardian     Guardian       Brothers       Brothers     T. Rowe Price  T. Rowe Price
                                  U.S. Equity  U.S. Equity  Strategic Bond U.S. Government   Small-Cap      Large-Cap
                                   Series A     Series B     Portfolio B     Portfolio B    Portfolio B    Portfolio A
                                  -----------  -----------  -------------- --------------- -------------  -------------
Unit Balance at December 31, 2005       7,012       29,410         3,670          13,519          5,989          1,684
                                  ===========  ===========   ===========     ===========    ===========    ===========
 Units Issued                             156        4,291           357          20,594             36            213
 Units Redeemed                        (2,241)      (3,990)         (316)         (7,075)        (1,133)        (1,264)
                                  -----------  -----------   -----------     -----------    -----------    -----------
Unit Balance at December 31, 2004       9,097       29,109         3,629               -          7,086          2,735
                                  ===========  ===========   ===========     ===========    ===========    ===========
 Units Issued                           9,180       21,374         3,727                          7,325          2,735
 Units Redeemed                           (83)          (5)          (98)                          (239)             -
                                  -----------  -----------   -----------                    -----------    -----------
Unit Balance at January 1, 2004             -        7,740             -                              -              -
                                  ===========  ===========   ===========                    ===========    ===========

                                  ------------

                                  T. Rowe Price
                                    Large-Cap
                                   Portfolio B
                                  -------------
Unit Balance at December 31, 2005       27,224
                                   ===========
 Units Issued                           15,114
 Units Redeemed                         (3,422)
                                   -----------
Unit Balance at December 31, 2004       15,532
                                   ===========
 Units Issued                           15,584
 Units Redeemed                            (52)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   MetLife                                 Dreyfus                     INVESCO
                                  -----------------------------------------  ------------------------------------    -----------
                                      Franklin      BlackRock   Oppenhiemer      VIF          VIF
                                     Templeton      Strategic     Global       Capital    Disciplined       Stock
                                  Small-Cap Growth    Value       Equity     Appreciation    Stock          Index      Dynamics
                                    Portfolio B    Portfolio B  Portfolio B  Portfolio B  Portfolio B    Portfolio B     Fund
                                  ---------------- -----------  -----------  ------------ -----------    ----------- -----------
Unit Balance at December 31, 2005        18,768          1,742          218                                        -
                                    ===========    ===========  ===========                              ===========
 Units Issued                            18,642            560          386                                        -
 Units Redeemed                            (229)            (8)        (168)                                       -
                                    -----------    -----------  -----------  -----------  -----------    ----------- -----------
Unit Balance at December 31, 2004           355          1,190            -            -            -              -           -
                                    ===========    ===========  ===========  ===========  ===========    =========== ===========
 Units Issued                               355          1,190                         -            -              -          24
 Units Redeemed                               -              -                    (3,294)           -              -      (2,435)
                                    -----------    -----------               -----------  -----------    ----------- -----------
Unit Balance at January 1, 2004               -              -                     3,262            -              -       2,411
                                    ===========    ===========               ===========  ===========    =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    INVESCO                         PIMCO                         Lazard      Pioneer
                                  ----------- ------------------------------------------------- ----------- -----------
                                                                        StocksPLUS
                                     High                                Growth &      Total    Retirement      VCT
                                     Yield     High Yield  Low Duration   Income      Return    Small-Cap     Mid-Cap
                                     Fund      Portfolio    Portfolio   Portfolio    Portfolio  Portfolio   Portfolio B
                                  ----------- -----------  ------------ ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005           -       5,517        8,448          576           -           -           -
                                  =========== ===========  ===========  =========== =========== =========== ===========
 Units Issued                               -       4,330          510           22           -           -           -
 Units Redeemed                             -         (17)         (27)           -           -           -           -
                                  ----------- -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004           -       1,204        7,965          554           -           -           -
                                  =========== ===========  ===========  =========== =========== =========== ===========
 Units Issued                               -       1,149        5,872            4           -
 Units Redeemed                             -        (824)         (41)           -           -
                                  ----------- -----------  -----------  ----------- -----------
Unit Balance at January 1, 2004             -         879        2,134          550           -
                                  =========== ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                            American Funds                Morgan Stanley          Salomon Brothers
                                  ----------------------------------- ----------------------- -------------------------

                                    Global    Growth and              UIF Equity   UIF U.S.   Variable High  Variable
                                    Growth      Income      Growth    and Income  Real Estate  Yield Bond    Small-Cap
                                    Fund B      Fund B      Fund B    Portfolio B  Portfolio    Portfolio    Portfolio
                                  ----------- ----------- ----------- ----------- ----------- ------------- -----------
Unit Balance at December 31, 2005           -           -           -           -           -            -            -
                                  =========== =========== =========== =========== ===========  ===========  ===========
 Units Issued                               -           -           -           -           -            -            -
 Units Redeemed                             -           -           -           -           -            -            -
                                  ----------- ----------- ----------- ----------- -----------  -----------  -----------
Unit Balance at December 31, 2004           -           -           -           -           -            -            -
                                  =========== =========== =========== =========== ===========  ===========  ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                  Salomon Brothers              Van Kampen                          Smith Barney
                                  ---------------- ------------------------------------- -----------------------------------
                                                                                         Allocation  Allocation  Allocation
                                   VSF Investors                LIT Emerging LIT Growth    Select      Select      Select
                                        Fund       LIT Comstock    Growth    and Income   Balanced     Growth    High Growth
                                     Portfolio     Portfolio B  Portfolio B  Portfolio B Portfolio   Portfolio    Portfolio
                                  ---------------- ------------ ------------ ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005             -              -            -            -           -           -           -
                                    ===========    ===========  ===========  =========== =========== =========== ===========
 Units Issued                                 -              -            -            -           -           -           -
 Units Redeemed                               -              -            -            -           -           -           -
                                    -----------    -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004             -              -            -            -           -           -           -
                                    ===========    ===========  ===========  =========== =========== =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Smith Barney
                                  --------------------------------------------------------------------------------------
                                                            Greenwich   Greenwich    Greenwich
                                  Capital and Equity Index Fundamental    Street       Street    IS Dividend IS Growth
                                    Income        Fund        Value    Appreciation Equity Index  Strategy   and Income
                                   Portfolio  Portfolio B   Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                                  ----------- ------------ ----------- ------------ ------------ ----------- -----------
Unit Balance at December 31, 2005           -           -            -           -            -            -           -
                                  =========== ===========  =========== ===========  ===========  =========== ===========
 Units Issued                               -           -            -           -            -            -           -
 Units Redeemed                             -           -            -           -            -            -           -
                                  ----------- -----------  ----------- -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004           -           -            -           -            -            -           -
                                  =========== ===========  =========== ===========  ===========  =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Smith Barney
                                  --------------------------------------------------------------------------------------
                                  Multi Disciplined Multi Disciplined Multi Disciplined Multi Disciplined    Premier
                                  Balanced All-Cap       All-Cap          Large-Cap      Global All-Cap     Selections
                                  Growth and Value     Growth and        Growth and        Growth and     All-Cap Growth
                                      Portfolio      Value Portfolio   Value Portfolio   Value Portfolio    Portfolio
                                  ----------------- ----------------- ----------------- ----------------- --------------
Unit Balance at December 31, 2005              -                 -                 -                 -               -
                                     ===========       ===========       ===========       ===========     ===========
 Units Issued                                  -                 -                 -                 -               -
 Units Redeemed                                -                 -                 -                 -               -
                                     -----------       -----------       -----------       -----------     -----------
Unit Balance at December 31, 2004              -                 -                 -                 -               -
                                     ===========       ===========       ===========       ===========     ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004

                                      Travelers Series Fund
                                  -----------------------------
                                  Salomon Brothers Smith Barney
                                     Adjustable     Aggressive
                                    Rate Income       Growth
                                     Portfolio      Portfolio
                                  ---------------- ------------
Unit Balance at December 31, 2005             -              -
                                    ===========    ===========
 Units Issued                                 -              -
 Units Redeemed                               -              -
                                    -----------    -----------
Unit Balance at December 31, 2004             -              -
                                    ===========    ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                     Travelers Series Fund
                                  --------------------------------------------------------------------------------------------
                                  Smith Barney Smith Barney Smith Barney   Smith Barney
                                   Large-Cap    Large-Cap      Money     Social Awareness AIM Capital  Convertible   Equity
                                     Growth       Value        Market         Stock       Appreciation Securities    Income
                                   Portfolio    Portfolio    Portfolio      Portfolio      Portfolio    Portfolio   Portfolio
                                  ------------ ------------ ------------ ---------------- ------------ ----------- -----------
Unit Balance at December 31, 2005           -            -            -              -              -            -           -
                                  ===========  ===========  ===========    ===========    ===========  =========== ===========
 Units Issued                               -            -            -              -              -            -           -
 Units Redeemed                             -            -            -              -              -            -           -
                                  -----------  -----------  -----------    -----------    -----------  ----------- -----------
Unit Balance at December 31, 2004           -            -            -              -              -            -           -
                                  ===========  ===========  ===========    ===========    ===========  =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                                Travelers Series Fund
                                  --------------------------------------------------------------------------------------------
                                                                            Managed           Managed            Managed
                                  Federated      Janus                 Allocation Series Allocation Series  Allocation Series
                                  High Yield  Appreciation  Large-Cap     Aggressive       Conservative    Moderate Aggressive
                                  Portfolio    Portfolio    Portfolio      Portfolio         Portfolio          Portfolio
                                  ----------- ------------ ----------- ----------------- ----------------- -------------------
Unit Balance at December 31, 2005           -           -            -              -                 -                  -
                                  =========== ===========  ===========    ===========       ===========        ===========
 Units Issued                               -           -            -              -                 -                  -
 Units Redeemed                             -           -            -              -                 -                  -
                                  ----------- -----------  -----------    -----------       -----------        -----------
Unit Balance at December 31, 2004           -           -            -              -                 -                  -
                                  =========== ===========  ===========    ===========       ===========        ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                  ----------------------
                                         Managed
                                    Allocation Series
                                  Moderate Conservative
                                        Portfolio
                                  ---------------------
Unit Balance at December 31, 2005                -
                                       ===========
 Units Issued                                    -
 Units Redeemed                                  -
                                       -----------
Unit Balance at December 31, 2004                -
                                       ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                    Travelers Series Fund
                                  ------------------------------------------------------------------------------------------
                                       Managed        Mercury                                          Pioneer     Pioneer
                                  Allocation Series  Large-Cap      MFS                    Pioneer     Mid-Cap    Strategic
                                      Moderate         Core     Total Return  MFS Value     Fund        Value      Income
                                      Portfolio      Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                  ----------------- ----------- ------------ ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005              -              -           -            -           -           -           -
                                     ===========    =========== ===========  =========== =========== =========== ===========
 Units Issued                                  -              -           -            -           -           -           -
 Units Redeemed                                -              -           -            -           -           -           -
                                     -----------    ----------- -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004              -              -           -            -           -           -           -
                                     ===========    =========== ===========  =========== =========== =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                   Travelers Series Trust
                                  ---------------------------------------------------------
                                    Style Focus      Style Focus     Travelers     U.S.
                                  Series Small-Cap Series Small-Cap   Managed   Government
                                       Growth           Value         Income    Securities
                                     Portfolio        Portfolio      Portfolio  Portfolio
                                  ---------------- ---------------- ----------- -----------
Unit Balance at December 31, 2005             -                -              -           -
                                    ===========      ===========    =========== ===========
 Units Issued                                 -                -              -           -
 Units Redeemed                               -                -              -           -
                                    -----------      -----------    ----------- -----------
Unit Balance at December 31, 2004             -                -              -           -
                                    ===========      ===========    =========== ===========
 Units Issued
 Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Concluded)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                                         Met Investors
                                             --------------------------------------------------------------------------------
                                               Lord Abbett        Lord Abbett      Lord Abbett    Lord Abbett     Lord Abbett
                                               Growth and         Growth and          Bond           Bond         Developing
                                                 Income             Income          Debenture      Debenture        Growth
                                                Portfolio         Portfolio B       Portfolio     Portfolio B      Portfolio
                                             ---------------- -------------------- ----------- ------------------ -----------
December 31, 2005
  Units                                                18,351              594,666     8,020            1,153,716
  Unit Fair Value, Lowest to Highest /1/     $49.38 to $49.25     $52.55 to $40.97    $17.40     $18.12 to $16.75
  Net Assets (In Thousands)                              $906              $28,769      $140              $19,668
  Investment Income Ratio to Net Assets /2/             1.07%                0.82%     4.65%                4.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.40%       0.75% to 2.30%     1.40%       0.75% to 1.95%
  Total Return, Lowest to Highest /4/          2.50% to 1.97%       2.62% to 1.05%     0.40%     0.74% to (0.46%)

December 31, 2004
  Units                                                20,742              665,950     8,662            1,404,067
  Unit Fair Value, Lowest to Highest /1/     $48.17 to $48.29     $51.21 to $46.90    $17.33     $17.98 to $16.83
  Net Assets (In Thousands)                            $1,002              $31,671      $150              $23,964
  Investment Income Ratio to Net Assets /2/             0.49%                0.47%     3.33%                3.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.40%       0.75% to 1.95%     1.40%       0.75% to 1.95%
  Total Return, Lowest to Highest /4/        11.51% to 11.35%     11.26% to 10.47%     6.92%       7.00% to 6.07%

December 31, 2003
  Units                                                20,214              303,954     8,955              871,368
  Unit Fair Value, Lowest to Highest /1/               $43.37     $43.71 to $42.45    $16.21     $16.34 to $15.87
  Net Assets (In Thousands)                              $872              $13,034      $145              $13,970
  Investment Income Ratio to Net Assets /2/             0.98%                0.08%     1.67%                4.34%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.95%     1.40%       0.85% to 1.95%
  Total Return, Lowest to Highest /4/                  29.24%     29.63% to 24.23%    17.86%      18.15% to 9.17%

December 31, 2002
  Units                                                16,527                4,246    10,190                5,754     9,776
  Unit Fair Value, Lowest to Highest /1/               $33.56     $33.17 to $33.72    $13.76     $13.60 to $13.83     $7.44
  Net Assets (In Thousands)                              $554                 $142      $140                  $79       $73
  Investment Income Ratio to Net Assets /2/             0.87%                1.58%     9.60%                5.15%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.85%     1.40%       0.85% to 1.85%     1.40%
  Total Return, Lowest to Highest /4/                (19.09%) (19.62%) to (18.81%)   (1.77%)   (2.40%) to (1.42%)  (29.98%)

December 31, 2001
  Units                                                18,248                1,345    12,757                1,822     8,727
  Unit Fair Value, Lowest to Highest /1/               $41.48               $41.39    $14.00               $13.98    $10.63
  Net Assets (In Thousands)                              $757                  $56      $179                  $25       $93
  Investment Income Ratio to Net Assets /2/             0.98%                0.00%     8.32%                0.07%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%                1.40%     1.40%                1.40%     1.40%
  Total Return, Lowest to Highest /4/                 (7.04%)              (7.30%)     2.34%                2.04%   (8.14%)

                                             ---------------------
                                                 Lord Abbett
                                                 Developing
                                                   Growth
                                                 Portfolio B
                                             --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units                                                       404
  Unit Fair Value, Lowest to Highest /1/           $7.41 to $7.48
  Net Assets (In Thousands)                                    $3
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (30.12%) to (29.74%)

December 31, 2001
  Units                                                       349
  Unit Fair Value, Lowest to Highest /1/                   $10.61
  Net Assets (In Thousands)                                    $4
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                     (8.38%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             ------------------------------------------------------------------------------
                                               Lord Abbett        Lord Abbett      JP Morgan    JP Morgan      Met/Putnam
                                                 Mid-Cap            Mid-Cap         Quality      Quality         Capital
                                                  Value              Value           Bond         Bond        Opportunities
                                                Portfolio         Portfolio B      Portfolio   Portfolio B     Portfolio A
                                             ---------------- -------------------- --------- ---------------- -------------
December 31, 2005
  Units                                                11,580               49,838                                 6,884
  Unit Fair Value, Lowest to Highest /1/     $25.56 to $25.48     $26.45 to $23.23                                $17.91
  Net Assets (In Thousands)                              $296               $1,256                                  $123
  Investment Income Ratio to Net Assets /2/             0.60%                0.51%                                 0.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.40%       0.75% to 2.30%                                 1.40%
  Total Return, Lowest to Highest /4/          6.78% to 6.78%       7.24% to 5.60%                                 8.56%

December 31, 2004
  Units                                                12,089               38,890                                 7,446
  Unit Fair Value, Lowest to Highest /1/               $23.94     $24.66 to $23.34                                $16.50
  Net Assets (In Thousands)                              $289                 $920                                  $123
  Investment Income Ratio to Net Assets /2/             0.50%                0.47%                                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.75% to 1.50%                                 1.40%
  Total Return, Lowest to Highest /4/                  23.09%     17.01% to 16.43%                                16.89%

December 31, 2003
  Units                                                13,110               26,932   4,784             31,834      7,194
  Unit Fair Value, Lowest to Highest /1/               $19.45     $19.60 to $19.32  $14.78   $14.90 to $14.68     $14.12
  Net Assets (In Thousands)                              $255                 $520     $71               $467       $101
  Investment Income Ratio to Net Assets /2/             0.70%                0.88%   3.75%              7.64%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.40%   1.40%     0.85% to 1.40%      1.40%
  Total Return, Lowest to Highest /4/                  24.41%     24.81% to 24.13%   2.55%     2.88% to 2.32%     26.94%

December 31, 2002
  Units                                                13,023               11,133   5,921              2,506      7,077
  Unit Fair Value, Lowest to Highest /1/               $15.63     $15.57 to $15.71  $14.41   $14.35 to $14.48     $11.12
  Net Assets (In Thousands)                              $204                 $173     $85                $36        $78
  Investment Income Ratio to Net Assets /2/             0.43%                1.00%   5.03%              6.53%      0.09%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%       0.85% to 1.40%   1.40%     0.85% to 1.40%      1.40%
  Total Return, Lowest to Highest /4/                (10.57%) (10.84%) to (10.35%)   7.44%     7.08% to 7.67%   (22.15%)

December 31, 2001
  Units                                                14,216                1,124   5,099                944      6,593
  Unit Fair Value, Lowest to Highest /1/               $17.48               $17.46  $13.41             $13.40     $14.28
  Net Assets (In Thousands)                              $249                  $20     $68                $13        $94
  Investment Income Ratio to Net Assets /2/             0.49%                0.00%   4.88%              0.12%      0.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%                1.40%   1.40%              1.40%      1.40%
  Total Return, Lowest to Highest /4/                   6.58%                6.40%   5.56%              5.35%    (9.73%)

                                             ---------------------
                                                 Met/Putnam
                                                   Capital
                                                Opportunities
                                                 Portfolio B
                                             --------------------
December 31, 2005
  Units                                                       619
  Unit Fair Value, Lowest to Highest /1/         $16.94 to $14.65
  Net Assets (In Thousands)                                   $11
  Investment Income Ratio to Net Assets /2/                 0.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 2.25%
  Total Return, Lowest to Highest /4/              8.97% to 7.35%

December 31, 2004
  Units                                                     1,422
  Unit Fair Value, Lowest to Highest /1/         $15.54 to $14.57
  Net Assets (In Thousands)                                   $23
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.50%
  Total Return, Lowest to Highest /4/            16.46% to 16.56%

December 31, 2003
  Units                                                     1,040
  Unit Fair Value, Lowest to Highest /1/         $14.22 to $14.02
  Net Assets (In Thousands)                                   $15
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/            27.19% to 26.50%

December 31, 2002
  Units                                                       235
  Unit Fair Value, Lowest to Highest /1/         $11.08 to $11.18
  Net Assets (In Thousands)                                    $3
  Investment Income Ratio to Net Assets /2/                 0.09%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (22.29%) to (21.86%)

December 31, 2001
  Units                                                         7
  Unit Fair Value, Lowest to Highest /1/                   $14.26
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                     (9.91%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                           Met Investors
                                             ------------------------------------------------------------------------------------
                                                  JP               JP                 JP                JP            JP Morgan
                                                Morgan           Morgan             Morgan            Morgan        International
                                             Select Equity    Select Equity     Enhanced Index    Enhanced Index       Equity
                                               Portfolio       Portfolio B        Portfolio        Portfolio B        Portfolio
                                             ------------- -------------------- -------------- -------------------- -------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                           7,716                   2,346
  Unit Fair Value, Lowest to Highest /1/         $15.21        $15.32 to $15.10
  Net Assets (In Thousands)                      $115.0                   $35.0
  Investment Income Ratio to Net Assets /2/       0.61%                   0.54%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%          0.85% to 1.40%
  Total Return, Lowest to Highest /4/            31.64%        32.07% to 31.35%

December 31, 2002
  Units                                           8,189                   1,925      14,146                     200     12,533
  Unit Fair Value, Lowest to Highest /1/         $11.55        $11.50 to $11.60      $12.71        $12.66 to $12.77      $8.69
  Net Assets (In Thousands)                         $94                     $22        $179                      $2       $109
  Investment Income Ratio to Net Assets /2/       0.66%                   0.87%       0.95%                   1.30%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%          0.85% to 1.40%       1.40%          0.85% to 1.40%      1.40%
  Total Return, Lowest to Highest /4/          (26.68%)    (26.86%) to (26.46%)    (26.00%)    (26.16%) to (25.75%)   (17.52%)

December 31, 2001
  Units                                           7,748                     791      14,754                       5     12,169
  Unit Fair Value, Lowest to Highest /1/         $15.75                  $15.72      $17.18                  $17.14     $10.54
  Net Assets (In Thousands)                        $122                     $12        $253                      $-       $128
  Investment Income Ratio to Net Assets /2/       0.47%                   0.00%       0.83%                   1.06%      1.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%                   1.40%       1.40%                   1.40%      1.40%
  Total Return, Lowest to Highest /4/           (7.33%)                 (7.64%)    (12.64%)                (12.88%)   (21.44%)

                                             ---------------------
                                                  JP Morgan
                                                International
                                                   Equity
                                                 Portfolio B
                                             --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units                                                       319
  Unit Fair Value, Lowest to Highest /1/           $8.65 to $8.73
  Net Assets (In Thousands)                                    $3
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (17.68%) to (17.22%)

December 31, 2001
  Units                                                         8
  Unit Fair Value, Lowest to Highest /1/                   $10.51
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 1.18%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                    (21.68%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                           Met Investors
                                             -------------------------------------------------------------------------
                                                                  Oppenheimer      Oppenheimer
                                                 Met/Putnam         Capital          Capital              Money
                                                  Research        Appreciation     Appreciation          Market
                                                 Portfolio B      Portfolio A      Portfolio B         Portfolio B
                                             -------------------- ------------ -------------------- ------------------
December 31, 2005
  Units                                                               9,568               2,128,762
  Unit Fair Value, Lowest to Highest /1/                             $10.60          $8.91 to $8.41
  Net Assets (In Thousands)                                            $101                 $18,209
  Investment Income Ratio to Net Assets /2/                           0.07%                   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                      1.40%          0.75% to 1.95%
  Total Return, Lowest to Highest /4/                                 3.54%          3.93% to 2.70%

December 31, 2004
  Units                                                               9,264               2,442,161            346,857
  Unit Fair Value, Lowest to Highest /1/                             $10.24          $8.37 to $8.19    $10.20 to $9.75
  Net Assets (In Thousands)                                             $95                 $20,277             $3,432
  Investment Income Ratio to Net Assets /2/                           4.97%                   3.93%              0.65%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                      1.40%          1.30% to 1.95%     0.75% to 1.95%
  Total Return, Lowest to Highest /4/                                 5.56%          5.03% to 4.34%   0.02% to (1.31%)

December 31, 2003
  Units                                                   138,447                         1,122,087            288,448
  Unit Fair Value, Lowest to Highest /1/           $7.73 to $7.61                    $7.97 to $7.85    $10.17 to $9.88
  Net Assets (In Thousands)                                $1,065                            $8,894             $2,880
  Investment Income Ratio to Net Assets /2/                 0.00%                             0.00%              0.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%                    1.30% to 1.95%     0.85% to 1.95%
  Total Return, Lowest to Highest /4/            19.74% to 20.26%                  21.23% to 21.75% (1.07%) to (0.42%)

December 31, 2002
  Units                                                       233                             3,238                915
  Unit Fair Value, Lowest to Highest /1/           $6.25 to $6.30                    $6.24 to $6.28   $10.05 to $10.21
  Net Assets (In Thousands)                                    $1                               $20                 $9
  Investment Income Ratio to Net Assets /2/                 1.97%                             0.01%              0.59%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%                    1.40% to 1.85%     0.85% to 1.85%
  Total Return, Lowest to Highest /4/        (22.26%) to (21.91%)              (26.12%) to (25.78%)   (0.76%) to 0.24%

December 31, 2001
  Units                                                        11                             1,247                 10
  Unit Fair Value, Lowest to Highest /1/                    $8.07                             $8.47             $10.15
  Net Assets (In Thousands)                                    $-                               $11                 $-
  Investment Income Ratio to Net Assets /2/                 0.00%                             0.11%              1.99%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%                             1.40%              1.40%
  Total Return, Lowest to Highest /4/                    (12.63%)                          (12.35%)              0.89%

                                             ---------------------------------
                                                Janus           Janus
                                             Aggressive      Aggressive
                                               Growth          Growth
                                             Portfolio A     Portfolio B
                                             ----------- --------------------
December 31, 2005
  Units                                        13,240               1,255,373
  Unit Fair Value, Lowest to Highest /1/       $11.10          $8.06 to $7.84
  Net Assets (In Thousands)                      $147                 $10,001
  Investment Income Ratio to Net Assets /2/     0.00%                   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%          1.30% to 1.95%
  Total Return, Lowest to Highest /4/          12.27%        12.11% to 11.39%

December 31, 2004
  Units                                        13,619               1,627,978
  Unit Fair Value, Lowest to Highest /1/        $9.89          $7.19 to $7.03
  Net Assets (In Thousands)                      $135                 $11,611
  Investment Income Ratio to Net Assets /2/     0.00%                   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%          1.30% to 1.95%
  Total Return, Lowest to Highest /4/           6.70%          7.04% to 6.34%

December 31, 2003
  Units                                                               633,579
  Unit Fair Value, Lowest to Highest /1/                       $6.72 to $6.61
  Net Assets (In Thousands)                                            $4,231
  Investment Income Ratio to Net Assets /2/                             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                               1.30% to 1.95%
  Total Return, Lowest to Highest /4/                        22.00% to 21.47%

December 31, 2002
  Units                                                                   707
  Unit Fair Value, Lowest to Highest /1/                       $5.16 to $5.20
  Net Assets (In Thousands)                                                $4
  Investment Income Ratio to Net Assets /2/                             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                               1.40% to 1.85%
  Total Return, Lowest to Highest /4/                    (29.16%) to (28.84%)

December 31, 2001
  Units                                                                    11
  Unit Fair Value, Lowest to Highest /1/                                $7.31
  Net Assets (In Thousands)                                                $-
  Investment Income Ratio to Net Assets /2/                             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                        1.40%
  Total Return, Lowest to Highest /4/                                (18.00%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Met Investors
                                             -----------------------------------------------------------------
                                             Lord Abbett                            PIMCO          PIMCO
                                               Growth          Lord Abbett       Total Return   Total Return
                                             Opportunity         Growth              Bond           Bond
                                              Portfolio  Opportunity Portfolio B Portfolio A    Portfolio B
                                             ----------- ----------------------- ------------ ----------------
December 31, 2005
  Units                                         12,656                  10,454       1,164           1,505,054
  Unit Fair Value, Lowest to Highest /1/        $10.19         $10.38 to $9.63      $12.34    $12.59 to $11.67
  Net Assets (In Thousands)                       $129                    $106         $14             $18,192
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%       0.06%               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.75% to 2.30%       1.40%      0.75% to 2.30%
  Total Return, Lowest to Highest /4/            3.26%          3.80% to 2.21%       1.04%    1.49% to (0.07%)

December 31, 2004
  Units                                         12,793                  11,206         973           1,419,793
  Unit Fair Value, Lowest to Highest /1/         $9.87         $10.00 to $9.72      $12.21    $12.40 to $11.85
  Net Assets (In Thousands)                       $126                    $110         $12             $17,062
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%       0.00%               8.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.75% to 1.50%       1.40%      0.75% to 1.95%
  Total Return, Lowest to Highest /4/           11.19%        11.52% to 10.97%       1.78%      4.10% to 2.95%

December 31, 2003
  Units                                         11,770                   7,046                         825,180
  Unit Fair Value, Lowest to Highest /1/         $8.87          $8.93 to $8.80                $11.69 to $11.51
  Net Assets (In Thousands)                       $104                     $62                          $9,599
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%                           2.53%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.85% to 1.40%                  1.30% to 1.95%
  Total Return, Lowest to Highest /4/           34.54%        34.56% to 33.82%                  0.64% to 0.20%

December 31, 2002
  Units                                             10                   1,832                          51,163
  Unit Fair Value, Lowest to Highest /1/         $6.60          $6.57 to $6.63                $11.27 to $11.36
  Net Assets (In Thousands)                         $-                     $12                            $581
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%          0.85% to 1.40%                  1.40% to 1.85%
  Total Return, Lowest to Highest /4/         (25.30%)    (25.47%) to (25.05%)                  7.29% to 7.77%

December 31, 2001
  Units                                             10                   1,786                           1,691
  Unit Fair Value, Lowest to Highest /1/         $8.83                   $8.82                          $10.54
  Net Assets (In Thousands)                         $-                     $16                             $18
  Investment Income Ratio to Net Assets /2/      0.00%                   0.00%                           2.50%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%                   1.40%                           1.40%
  Total Return, Lowest to Highest /4/          (8.40%)                 (8.51%)                           5.27%

                                             -----------------------------------
                                                     RCM          T. Rowe Price
                                                   Global            Mid-Cap
                                                 Technology          Growth
                                                 Portfolio B       Portfolio A
                                             -------------------- -------------
December 31, 2005
  Units                                                   566,844     1,632
  Unit Fair Value, Lowest to Highest /1/           $4.76 to $4.63     $8.15
  Net Assets (In Thousands)                                $2,669       $13
  Investment Income Ratio to Net Assets /2/                 0.00%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     1.40%
  Total Return, Lowest to Highest /4/              9.59% to 8.88%    13.28%

December 31, 2004
  Units                                                   648,449     1,634
  Unit Fair Value, Lowest to Highest /1/           $4.35 to $4.25     $7.19
  Net Assets (In Thousands)                                $2,796       $12
  Investment Income Ratio to Net Assets /2/                 0.13%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     1.40%
  Total Return, Lowest to Highest /4/          (5.55%) to (6.17%)    12.09%

December 31, 2003
  Units                                                    89,637
  Unit Fair Value, Lowest to Highest /1/           $4.60 to $4.53
  Net Assets (In Thousands)                                  $411
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/            39.26% to 38.66%

December 31, 2002
  Units                                                       109
  Unit Fair Value, Lowest to Highest /1/           $2.94 to $2.96
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%
  Total Return, Lowest to Highest /4/        (51.64%) to (51.42%)

December 31, 2001
  Units                                                        12
  Unit Fair Value, Lowest to Highest /1/                    $6.09
  Net Assets (In Thousands)                                    $-
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                    (25.91%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                   Met Investors
                             ----------------------------------------------------------------------------------------------------
                                T. Rowe Price           MFS                MFS                                     Met/AIM
                                   Mid-Cap           Research           Research              Lazard              Small-Cap
                                   Growth          International      International           Mid-Cap              Growth
                                 Portfolio B         Portfolio         Portfolio B          Portfolio B          Portfolio B
                             -------------------- ---------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                 1,306,424           15,741            1,111,839              444,232              804,060
  Unit Fair Value, Lowest
   to Highest /1/                  $8.30 to $7.84 $18.06 to $12.97     $13.26 to $12.30     $14.50 to $14.12     $13.04 to $12.70
  Net Assets (In Thousands)               $10,416             $284              $14,156               $6,369              $10,367
  Investment Income Ratio
   to Net Assets /2/                        0.00%            0.69%                0.38%                0.06%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.75% to 1.95%   1.40% to 1.40%       0.75% to 2.30%       1.30% to 1.95%       1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   13.77% to 12.42% 15.18% to 15.15%     15.55% to 13.78%       6.67% to 5.98%       6.87% to 6.18%

December 31, 2004
  Units                                 1,046,248           10,522            1,139,486              450,243              959,387
  Unit Fair Value, Lowest
   to Highest /1/                  $7.22 to $6.97           $15.68     $11.48 to $10.97     $13.59 to $13.33     $12.20 to $11.96
  Net Assets (In Thousands)                $7,398             $165              $12,667               $6,071              $11,612
  Investment Income Ratio
   to Net Assets /2/                        0.00%            0.23%                0.35%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.85% to 1.95%            1.40%       0.75% to 1.95%       1.30% to 1.95%       1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   16.82% to 15.54%           18.06%     15.31% to 17.25%     12.92% to 12.19%       5.05% to 4.37%

December 31, 2003
  Units                                   820,499            9,751              240,574              255,646              260,329
  Unit Fair Value, Lowest
   to Highest /1/                  $6.18 to $6.03           $13.28       $9.58 to $9.35     $12.03 to $11.88     $11.61 to $11.46
  Net Assets (In Thousands)                $5,003             $129               $2,273               $3,062               $3,008
  Investment Income Ratio
   to Net Assets /2/                        0.00%            0.82%                0.95%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.85% to 1.95%            1.40%       0.85% to 1.95%       1.30% to 1.95%       1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   35.48% to 28.24%           32.80%     30.93% to 28.93%     23.70% to 23.16%     33.33% to 32.76%

December 31, 2002
  Units                                     1,388                                12,429                1,585                  692
  Unit Fair Value, Lowest
   to Highest /1/                  $4.51 to $4.56                        $7.23 to $7.32       $9.61 to $9.67       $8.43 to $8.47
  Net Assets (In Thousands)                    $6                                   $90                  $15                   $6
  Investment Income Ratio
   to Net Assets /2/                        0.00%                                 0.44%                0.06%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           0.85% to 1.85%                        0.85% to 1.85%       1.40% to 1.85%       1.40% to 1.85%
  Total Return, Lowest to
   Highest /4/               (45.07%) to (44.51%)                  (13.42%) to (12.55%) (12.45%) to (12.06%) (28.83%) to (28.51%)

December 31, 2001
  Units                                       266                                 1,021                   10                  250
  Unit Fair Value, Lowest
   to Highest /1/                           $8.24                                 $8.38               $10.99               $11.85
  Net Assets (In Thousands)                    $2                                    $9                   $-                   $3
  Investment Income Ratio
   to Net Assets /2/                        0.00%                                 0.21%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/                    1.40%                                 1.40%                1.40%                1.40%
  Total Return, Lowest to
   Highest /4/                           (16.04%)                              (12.79%)                9.91%               18.52%

                             ----------------------

                                    Harris
                             Oakmark International
                                  Portfolio B
                             ---------------------
December 31, 2005
  Units                                 1,495,693
  Unit Fair Value, Lowest
   to Highest /1/                $15.78 to $15.38
  Net Assets (In Thousands)               $23,326
  Investment Income Ratio
   to Net Assets /2/                        0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   12.77% to 12.04%

December 31, 2004
  Units                                 1,413,422
  Unit Fair Value, Lowest
   to Highest /1/                $13.99 to $13.72
  Net Assets (In Thousands)               $19,624
  Investment Income Ratio
   to Net Assets /2/                        0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   18.96% to 18.19%

December 31, 2003
  Units                                   471,982
  Unit Fair Value, Lowest
   to Highest /1/                $11.76 to $11.61
  Net Assets (In Thousands)                $5,525
  Investment Income Ratio
   to Net Assets /2/                        2.23%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.30% to 1.95%
  Total Return, Lowest to
   Highest /4/                   34.41% to 32.50%

December 31, 2002
  Units                                       227
  Unit Fair Value, Lowest
   to Highest /1/                  $8.78 to $8.83
  Net Assets (In Thousands)                    $2
  Investment Income Ratio
   to Net Assets /2/                        0.34%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/           1.40% to 1.85%
  Total Return, Lowest to
   Highest /4/               (19.59%) to (19.23%)

December 31, 2001
  Units                                        10
  Unit Fair Value, Lowest
   to Highest /1/                          $10.94
  Net Assets (In Thousands)                    $-
  Investment Income Ratio
   to Net Assets /2/                        0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest /3/                    1.40%
  Total Return, Lowest to
   Highest /4/                              9.36%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             -----------------------------------------------------------------------------------
                                               Third Avenue       Third Avenue          PIMCO         Lord Abbett     Neuberger
                                                Small-Cap          Small-Cap          Inflation        America's       Berman
                                                  Value              Value          Protected Bond       Value       Real Estate
                                                Portfolio         Portfolio B        Portfolio B      Portfolio B     Portfolio
                                             ---------------- -------------------- ---------------- ---------------- -----------
December 31, 2005
  Units                                                 4,955            1,229,026        2,063,635            7,280    2,977
  Unit Fair Value, Lowest to Highest /1/     $16.49 to $16.37     $16.35 to $15.98 $11.25 to $10.95 $14.52 to $14.23   $25.24
  Net Assets (In Thousands)                              $102              $19,873          $22,976             $105      $75
  Investment Income Ratio to Net Assets /2/             0.00%                0.00%            0.00%            0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%       1.30% to 1.95%   1.30% to 2.30%   0.75% to 1.50%    1.40%
  Total Return, Lowest to Highest /4/        18.70% to 18.55%     13.99% to 13.26% 0.08% to (0.91%)   3.17% to 2.41%   15.05%

December 31, 2004
  Units                                                                  1,199,890        2,145,251            4,394
  Unit Fair Value, Lowest to Highest /1/                          $14.35 to $14.11 $11.24 to $11.12 $14.07 to $13.90
  Net Assets (In Thousands)                                                $17,088          $23,952              $61
  Investment Income Ratio to Net Assets /2/                                  1.97%            7.40%            2.66%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                    1.30% to 1.95%   1.30% to 1.95%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/                             24.87% to 24.06%   7.60% to 6.90% 13.50% to 12.93%

December 31, 2003
  Units                                                                    491,798          747,082            2,863
  Unit Fair Value, Lowest to Highest /1/                          $11.49 to $11.38 $10.44 to $10.40 $12.04 to $11.99
  Net Assets (In Thousands)                                                 $5,628           $7,781              $34
  Investment Income Ratio to Net Assets /2/                                  0.67%            0.89%            4.15%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                    1.30% to 1.95%   1.30% to 1.95%   0.85% to 1.40%
  Total Return, Lowest to Highest /4/                             35.61% to 35.03%   4.43% to 3.98% 20.37% to 19.93%

December 31, 2002
  Units                                                                      2,119
  Unit Fair Value, Lowest to Highest /1/                            $8.21 to $8.23
  Net Assets (In Thousands)                                                    $17
  Investment Income Ratio to Net Assets /2/                                  0.82%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                    1.40% to 1.85%
  Total Return, Lowest to Highest /4/                         (17.92%) to (17.68%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                Neuberger
                                                 Berman
                                               Real Estate
                                               Portfolio B
                                             ----------------
December 31, 2005
  Units                                               422,711
  Unit Fair Value, Lowest to Highest /1/     $14.36 to $14.12
  Net Assets (In Thousands)                            $6,035
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 2.30%
  Total Return, Lowest to Highest /4/        11.83% to 10.72%

December 31, 2004
  Units                                               424,738
  Unit Fair Value, Lowest to Highest /1/     $12.84 to $12.79
  Net Assets (In Thousands)                            $5,441
  Investment Income Ratio to Net Assets /2/             7.43%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/        28.44% to 27.88%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             ------------------------------------------------------------------------------------
                                                 Turner        Goldman Sachs      Defensive        Moderate         Balanced
                                                 Mid-Cap          Mid-Cap         Strategy         Strategy         Strategy
                                                 Growth            Value        Fund of Funds    Fund of Funds    Fund of Funds
                                               Portfolio B      Portfolio B      Portfolio B      Portfolio B      Portfolio B
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                               335,209          748,084        1,508,431        4,506,020       11,206,666
  Unit Fair Value, Lowest to Highest /1/     $12.32 to $12.09 $13.41 to $13.16 $10.43 to $10.35 $10.69 to $10.61 $10.99 to $10.91
  Net Assets (In Thousands)                            $4,072           $9,889          $15,666          $47,951         $122,629
  Investment Income Ratio to Net Assets /2/             0.00%            0.82%            1.30%            1.55%            1.69%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               0.85% to 1.95%   0.85% to 1.95%   1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%
  Total Return, Lowest to Highest /4/         10.42% to 9.21% 11.59% to 10.37%   3.13% to 2.47%   4.45% to 3.77%   5.74% to 5.06%

December 31, 2004
  Units                                               390,175          459,049          271,751        1,014,442        1,510,309
  Unit Fair Value, Lowest to Highest /1/     $11.12 to $11.07 $11.98 to $11.93 $10.11 to $10.10 $10.23 to $10.22 $10.40 to $10.39
  Net Assets (In Thousands)                            $4,328           $5,485           $2,747          $10,375          $15,693
  Investment Income Ratio to Net Assets /2/             0.00%            2.19%            8.71%            6.62%            4.75%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%   1.30% to 1.95%
  Total Return, Lowest to Highest /4/        11.24% to 10.76% 19.81% to 19.30%   1.71% to 1.64%   2.20% to 2.13%   2.91% to 2.84%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                 Growth
                                                Strategy
                                              Fund of Funds
                                               Portfolio B
                                             ----------------
December 31, 2005
  Units                                            12,697,225
  Unit Fair Value, Lowest to Highest /1/     $11.43 to $11.34
  Net Assets (In Thousands)                          $144,440
  Investment Income Ratio to Net Assets /2/             1.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/          7.72% to 7.02%

December 31, 2004
  Units                                             3,226,645
  Unit Fair Value, Lowest to Highest /1/     $10.61 to $10.60
  Net Assets (In Thousands)                           $34,205
  Investment Income Ratio to Net Assets /2/             3.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/          3.56% to 3.49%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                Met Investors
                                             ------------------------------------------------------------------------------------
                                               Aggressive                         Cyclical
                                                Strategy      Cyclical Growth  Growth & Income     VanKampen        Legg Mason
                                              Fund of Funds         ETF              ETF           ComStock        Value Equity
                                               Portfolio B      Portfolio B      Portfolio B      Portfolio B      Portfolio B
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                             1,961,998           11,292                -           92,205            2,896
  Unit Fair Value, Lowest to Highest /1/     $11.65 to $11.56 $10.17 to $10.17 $10.13 to $10.13 $10.52 to $10.41 $10.63 to $10.61
  Net Assets (In Thousands)                           $22,767             $115               $-             $964              $31
  Investment Income Ratio to Net Assets /2/             1.14%            0.00%            0.00%            2.15%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%   1.30% to 1.50%   1.30% to 1.50%   0.75% to 2.30%   1.30% to 2.30%
  Total Return, Lowest to Highest /4/          8.96% to 8.25%   1.71% to 1.66%   1.33% to 1.28%   5.22% to 4.15%   6.28% to 6.10%

December 31, 2004
  Units                                               229,952
  Unit Fair Value, Lowest to Highest /1/     $10.69 to $10.68
  Net Assets (In Thousands)                            $2,458
  Investment Income Ratio to Net Assets /2/             1.06%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.95%
  Total Return, Lowest to Highest /4/          3.79% to 3.72%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                              GACC
                                             ------

                                             Money
                                             Market
                                              Fund
                                             ------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units                                       4,683
  Unit Fair Value, Lowest to Highest /1/     $12.62
  Net Assets (In Thousands)                     $59
  Investment Income Ratio to Net Assets /2/   4.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/              1.40%
  Total Return, Lowest to Highest /4/         0.23%

December 31, 2001
  Units                                           9
  Unit Fair Value, Lowest to Highest /1/     $12.59
  Net Assets (In Thousands)                      $-
  Investment Income Ratio to Net Assets /2/   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/              1.40%
  Total Return, Lowest to Highest /4/         2.69%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                    Russell                          AIM
                                             ----------------------------------------------------- --------

                                             Multi-Style Aggressive                    Real Estate Premier
                                               Equity      Equity   Non-U.S. Core Bond Securities  Equity
                                                Fund        Fund      Fund     Fund       Fund      Fund
                                             ----------- ---------- -------- --------- ----------- --------
December 31, 2005
  Units                                         22,238       3,032     4,134  21,169      2,699
  Unit Fair Value, Lowest to Highest /1/         $8.40      $12.46    $10.36  $13.33     $25.46
  Net Assets (In Thousands)                       $187         $38       $43    $282        $69
  Investment Income Ratio to Net Assets /2/      1.07%       0.18%     1.58%   3.57%      2.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%
  Total Return, Lowest to Highest /4/            5.78%       4.89%    12.11%   0.60%     11.39%

December 31, 2004
  Units                                         22,366       3,046     4,247  20,979      2,711
  Unit Fair Value, Lowest to Highest /1/         $7.94      $11.88     $9.24  $13.25     $22.85
  Net Assets (In Thousands)                       $178         $36       $39    $278        $62
  Investment Income Ratio to Net Assets /2/      0.74%       0.16%     1.95%   3.59%      2.58%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%
  Total Return, Lowest to Highest /4/            8.28%      13.13%    16.65%   3.21%     33.01%

December 31, 2003
  Units                                         22,537       3,061     4,500  21,058      2,766       8,506
  Unit Fair Value, Lowest to Highest /1/         $7.33      $10.50     $7.92  $12.84     $17.18       $5.87
  Net Assets (In Thousands)                       $165         $32       $36    $270        $48         $50
  Investment Income Ratio to Net Assets /2/      0.75%       0.10%     1.93%   4.68%      5.28%       0.30%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%       1.40%
  Total Return, Lowest to Highest /4/           27.07%      43.58%    36.86%   4.68%     35.30%      23.34%

December 31, 2002
  Units                                         29,748       3,085    15,555  20,541      2,768      10,435
  Unit Fair Value, Lowest to Highest /1/         $5.77       $7.31     $5.79  $12.27     $12.70       $4.76
  Net Assets (In Thousands)                       $172         $23       $90    $252        $35         $50
  Investment Income Ratio to Net Assets /2/      0.68%       0.00%     2.03%   3.28%      6.09%       0.41%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (24.26%)    (20.18%)  (16.33%)   7.33%      2.36%    (31.23%)

December 31, 2001
  Units                                          8,591       1,010     4,311   6,223        835       7,127
  Unit Fair Value, Lowest to Highest /1/          $7.6        $9.2      $6.9   $11.4      $12.4        $6.9
  Net Assets (In Thousands)                        $65          $9       $30     $71        $10         $49
  Investment Income Ratio to Net Assets /2/      0.52%       0.15%     1.03%   6.77%      6.16%       0.14%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%       1.40%     1.40%   1.40%      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (15.35%)     (3.65%)  (23.08%)   5.99%      6.39%    (13.78%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    AIM
                                             ---------------------------------------------------------------------------------

                                                   Premier          Capital        Capital      International  International
                                                   Equity         Appreciation   Appreciation      Growth         Growth
                                                   Fund B             Fund          Fund B          Fund          Fund B
                                             -------------------- ------------ ---------------- ------------- ----------------
December 31, 2005
  Units                                                               10,598                  -      1,457               4,498
  Unit Fair Value, Lowest to Highest /1/                               $6.79   $22.78 to $22.21      $9.03    $21.15 to $20.62
  Net Assets (In Thousands)                                              $72                 $-        $13                 $91
  Investment Income Ratio to Net Assets /2/                            0.06%              0.00%      0.46%               1.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.40%     1.30% to 1.50%      1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                                  7.33%     7.18% to 6.97%     16.29%    16.19% to 15.96%

December 31, 2004
  Units                                                               11,953                  -      5,177                   -
  Unit Fair Value, Lowest to Highest /1/                               $6.32    $6.28 to $20.76      $7.76    $18.21 to $17.79
  Net Assets (In Thousands)                                              $76                 $-        $40                  $-
  Investment Income Ratio to Net Assets /2/                            0.00%              0.00%      0.65%               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.40%     1.40% to 1.50%      1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                                  5.14%     4.85% to 7.00%     22.28%    18.13% to 17.97%

December 31, 2003
  Units                                                     1,020     11,500                  -      5,404                   -
  Unit Fair Value, Lowest to Highest /1/           $6.14 to $5.84      $6.01              $5.99      $6.35               $6.31
  Net Assets (In Thousands)                                    $6        $69                 $-        $34                  $-
  Investment Income Ratio to Net Assets /2/                 0.71%      0.00%              0.00%      0.59%               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%      1.40%              1.40%      1.40%               1.40%
  Total Return, Lowest to Highest /4/            23.77% to 23.10%     27.72%             27.39%     27.27%              26.81%

December 31, 2002
  Units                                                        36     13,397                 17      4,648                  16
  Unit Fair Value, Lowest to Highest /1/           $4.75 to $4.96      $4.71              $4.70      $4.99               $4.98
  Net Assets (In Thousands)                                    $-        $63                 $-        $23                  $-
  Investment Income Ratio to Net Assets /2/                 1.16%      0.00%              0.00%      0.55%               1.54%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%      1.40%              1.40%      1.40%               1.40%
  Total Return, Lowest to Highest /4/        (31.43%) to (31.05%)   (25.41%)           (25.55%)   (16.85%)            (17.10%)

December 31, 2001
  Units                                                               10,189                         4,646
  Unit Fair Value, Lowest to Highest /1/                               $6.31                         $6.00
  Net Assets (In Thousands)                                              $64                           $28
  Investment Income Ratio to Net Assets /2/                            0.00%                         0.33%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.40%                         1.40%
  Total Return, Lowest to Highest /4/                               (24.35%)                      (24.60%)

                                             Alliance
                                             ---------

                                              Premier
                                              Growth
                                             Portfolio
                                             ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                        19,951
  Unit Fair Value, Lowest to Highest /1/        $5.38
  Net Assets (In Thousands)                      $107
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/          21.95%

December 31, 2002
  Units                                        17,861
  Unit Fair Value, Lowest to Highest /1/        $4.41
  Net Assets (In Thousands)                       $79
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/        (31.61%)

December 31, 2001
  Units                                        16,205
  Unit Fair Value, Lowest to Highest /1/        $6.45
  Net Assets (In Thousands)                      $104
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/        (18.35%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                 Alliance
                                             ---------------------------------------------------------------------------------
                                                          Bernstein     Bernstein        Bernstein
                                               Premier   Real Estate   Real Estate       Large-Cap      Berstein    Berstein
                                               Growth    Investment    Investment         Growth        Small-Cap     Value
                                             Portfolio B  Portfolio    Portfolio B      Portfolio B    Portfolio B Portfolio B
                                             ----------- ----------- ---------------- ---------------- ----------- -----------
December 31, 2005
  Units                                                                                              -
  Unit Fair Value, Lowest to Highest /1/                                              $34.49 to $32.67
  Net Assets (In Thousands)                                                                         $-
  Investment Income Ratio to Net Assets /2/                                                      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                        1.50% to 1.90%
  Total Return, Lowest to Highest /4/                                                   5.69% to 5.62%

December 31, 2004
  Units                                                     2,502              14,921
  Unit Fair Value, Lowest to Highest /1/                   $22.91    $20.86 to $20.71
  Net Assets (In Thousands)                                   $57                $284
  Investment Income Ratio to Net Assets /2/                 2.31%               2.16%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                      33.74%    37.21% to 37.02%

December 31, 2003
  Units                                         33,879      2,209              12,813                          -           -
  Unit Fair Value, Lowest to Highest /1/        $10.59     $17.13              $14.10                     $14.23      $10.85
  Net Assets (In Thousands)                       $359        $38                $181                         $-          $-
  Investment Income Ratio to Net Assets /2/      0.00%      2.64%               0.72%                      2.08%       1.36%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%               1.40%                      1.40%       1.40%
  Total Return, Lowest to Highest /4/           21.65%     37.36%              37.09%                     38.94%      26.68%

December 31, 2002
  Units                                          1,048      2,193                 539                         10          10
  Unit Fair Value, Lowest to Highest /1/         $8.71     $12.47              $10.28                     $10.24       $8.56
  Net Assets (In Thousands)                         $9        $27                  $6                         $-          $-
  Investment Income Ratio to Net Assets /2/      0.00%      2.57%               2.86%                      0.00%       0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%               1.40%                      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (31.80%)      1.17%               0.89%                    (7.68%)    (14.16%)

December 31, 2001
  Units                                            317      2,028                 228                         10          10
  Unit Fair Value, Lowest to Highest /1/        $12.77     $12.32              $10.19                     $11.10       $9.98
  Net Assets (In Thousands)                         $4        $25                  $2                         $-          $-
  Investment Income Ratio to Net Assets /2/      0.00%      3.79%               0.48%                      0.00%       0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%               1.40%                      1.40%       1.40%
  Total Return, Lowest to Highest /4/         (18.56%)      9.25%               9.16%                     10.96%     (0.24%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                               Liberty                Goldman Sachs               Scudder II
                                             ----------- ---------------------------------------- ----------
                                               Newport
                                             Tiger Fund, Growth & International Global  Internet  Small-Cap
                                              Variable    Income     Equity     Income Tollkeeper   Growth
                                               Series      Fund       Fund       Fund     Fund    Portfolio
                                             ----------- -------- ------------- ------ ---------- ----------
December 31, 2005
  Units                                                                                                   -
  Unit Fair Value, Lowest to Highest /1/                                                              $9.53
  Net Assets (In Thousands)                                                                              $-
  Investment Income Ratio to Net Assets /2/                                                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                      1.40%
  Total Return, Lowest to Highest /4/                                                                 5.59%

December 31, 2004
  Units                                                                                                   -
  Unit Fair Value, Lowest to Highest /1/                                                                 $9
  Net Assets (In Thousands)                                                                              $-
  Investment Income Ratio to Net Assets /2/                                                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                      1.40%
  Total Return, Lowest to Highest /4/                                                                 9.48%

December 31, 2003
  Units                                              -          -          -                              -
  Unit Fair Value, Lowest to Highest /1/        $12.04      $9.28     $10.48                          $8.24
  Net Assets (In Thousands)                         $-         $-         $-                             $-
  Investment Income Ratio to Net Assets /2/      0.00%      0.00%      0.00%                          0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%      1.40%                          1.40%
  Total Return, Lowest to Highest /4/           42.78%     22.63%     33.61%                         31.10%

December 31, 2002
  Units                                              8         11          9                              9
  Unit Fair Value, Lowest to Highest /1/         $8.43      $7.57      $7.84                          $6.29
  Net Assets (In Thousands)                         $-         $-         $-                             $-
  Investment Income Ratio to Net Assets /2/      1.27%      1.14%      1.32%                          0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%      1.40%                          1.40%
  Total Return, Lowest to Highest /4/         (18.12%)   (12.57%)   (19.47%)                       (34.39%)

December 31, 2001
  Units                                              8         11          9         9        18          9
  Unit Fair Value, Lowest to Highest /1/        $10.30      $8.66      $9.74    $11.73     $4.26      $9.58
  Net Assets (In Thousands)                         $-         $-         $-        $-        $-         $-
  Investment Income Ratio to Net Assets /2/      1.19%      0.00%      1.17%     3.93%     0.00%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.40%      1.40%      1.40%     1.40%     1.40%      1.40%
  Total Return, Lowest to Highest /4/         (19.04%)   (10.57%)   (23.26%)     3.67%  (34.59%)   (29.76%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                  Scudder II        Scudder I               MFS
                                             -------------------- ------------- ---------------------------
                                              Dreman
                                             Small-Cap Government                                 Investors
                                               Value   Securities International Research Research   Trust
                                             Portfolio Portfolio   Portfolio B   Series  Series B  Series
                                             --------- ---------- ------------- -------- -------- ---------
December 31, 2005
  Units                                                       -
  Unit Fair Value, Lowest to Highest /1/                 $13.61
  Net Assets (In Thousands)                                  $-
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                          1.40%
  Total Return, Lowest to Highest /4/                     1.15%

December 31, 2004
  Units                                         4,840         -                                        471
  Unit Fair Value, Lowest to Highest /1/       $18.39    $13.46                                      $8.47
  Net Assets (In Thousands)                       $89        $-                                         $4
  Investment Income Ratio to Net Assets /2/     0.87%     0.00%                                      0.44%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%                                      1.40%
  Total Return, Lowest to Highest /4/          24.27%     2.31%                                      9.80%

December 31, 2003
  Units                                         4,721         -        1,116      11,610    1,169    1,473
  Unit Fair Value, Lowest to Highest /1/       $14.80    $13.15        $6.19       $6.35    $9.87    $7.72
  Net Assets (In Thousands)                       $70        $-           $7         $74      $12      $11
  Investment Income Ratio to Net Assets /2/     1.10%     4.56%        0.53%       0.67%    0.41%    0.66%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        1.40%       1.40%    1.40%    1.40%
  Total Return, Lowest to Highest /4/          40.06%     0.84%       25.75%      22.97%   22.64%   20.45%

December 31, 2002
  Units                                         4,730         8          985      10,794    1,107    1,015
  Unit Fair Value, Lowest to Highest /1/       $10.56    $13.04        $4.92       $5.17    $8.05    $6.41
  Net Assets (In Thousands)                       $50        $-           $5         $56       $9       $6
  Investment Income Ratio to Net Assets /2/     0.41%     3.74%        0.62%       0.27%    0.00%    0.58%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        1.40%       1.40%    1.40%    1.40%
  Total Return, Lowest to Highest /4/        (12.58%)     6.55%     (19.75%)    (25.59%) (25.77%) (22.06%)

December 31, 2001
  Units                                         4,578         8           13       9,960        8      742
  Unit Fair Value, Lowest to Highest /1/       $12.09    $12.24        $6.13       $6.94   $10.84    $8.22
  Net Assets (In Thousands)                       $55        $-           $-         $69       $-       $6
  Investment Income Ratio to Net Assets /2/     0.00%     0.00%        0.00%       0.02%    0.00%    0.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        1.40%       1.40%    1.40%    1.40%
  Total Return, Lowest to Highest /4/          16.05%     6.76%     (31.78%)    (22.35%) (22.49%) (17.11%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                          MFS
                                             -------------------------------------------------------------

                                             Investors Emerging Emerging  High        High       Strategic
                                               Trust    Growth   Growth  Income      Income       Income
                                             Series B   Series  Series B Series     Series B     Series B
                                             --------- -------- -------- ------ ---------------- ---------
December 31, 2005
  Units                                             -
  Unit Fair Value, Lowest to Highest /1/       $11.17
  Net Assets (In Thousands)                        $-
  Investment Income Ratio to Net Assets /2/     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%
  Total Return, Lowest to Highest /4/           5.54%

December 31, 2004
  Units                                             -                       346           33,380
  Unit Fair Value, Lowest to Highest /1/       $10.59                    $11.83 $15.65 to $15.36
  Net Assets (In Thousands)                        $-                        $4             $413
  Investment Income Ratio to Net Assets /2/     0.00%                     3.54%            4.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%                     1.40%   1.30% to 1.50%
  Total Return, Lowest to Highest /4/           9.58%                     7.63%   7.50% to 7.36%

December 31, 2003
  Units                                             -     6,323    1,095    888           29,253   4,700
  Unit Fair Value, Lowest to Highest /1/        $9.66     $4.42   $10.00 $11.00           $11.17  $12.67
  Net Assets (In Thousands)                        $-       $28      $11    $10             $327     $60
  Investment Income Ratio to Net Assets /2/     0.84%     0.00%    0.00%  4.08%            0.23%   1.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%    1.40%  1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/          20.14%    28.42%   28.13% 16.32%           16.06%   8.57%

December 31, 2002
  Units                                             9     5,570        7    750              282     229
  Unit Fair Value, Lowest to Highest /1/        $8.04     $3.44    $7.81  $9.45            $9.63  $11.67
  Net Assets (In Thousands)                        $-       $19       $-     $7               $3      $3
  Investment Income Ratio to Net Assets /2/     0.00%     0.00%    0.00%  7.15%            1.12%   0.65%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%    1.40%  1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/        (22.25%)  (34.68%) (34.78%)  1.14%            0.90%   6.68%

December 31, 2001
  Units                                             9     4,789        7    618               10       9
  Unit Fair Value, Lowest to Highest /1/       $10.34     $5.26   $11.97  $9.35            $9.54  $10.94
  Net Assets (In Thousands)                        $-       $25       $-     $6               $-      $-
  Investment Income Ratio to Net Assets /2/     0.00%     0.00%    0.00% 10.54%            0.00%   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%    1.40%  1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/        (17.28%)  (34.44%) (34.55%)  0.68%            0.20%   3.10%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   MFS              Oppenheimer                         Putnam
                                             ---------------- ----------------------- ------------------------------------------

                                                   New                   Capital      Growth &     Growth &          Equity
                                                Discovery      Bond    Appreciation    Income       Income           Income
                                                Series B       Fund        Fund         Fund        Fund B           Fund B
                                             ---------------- ------ ---------------- -------- ---------------- ----------------
December 31, 2005
  Units                                                                             -   11,456            2,228            3,446
  Unit Fair Value, Lowest to Highest /1/                             $72.34 to $66.58   $11.56 $56.51 to $49.41 $14.04 to $13.76
  Net Assets (In Thousands)                                                        $-     $132              $34              $48
  Investment Income Ratio to Net Assets /2/                                     0.00%    1.87%            1.77%            1.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                       1.50% to 1.90%    1.40%   0.75% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/                                  3.92% to 3.85%    4.04%   4.44% to 3.67%   4.72% to 3.94%

December 31, 2004
  Units                                                39,817                            8,522            2,227            4,758
  Unit Fair Value, Lowest to Highest /1/     $14.57 to $14.37                           $11.11 $54.11 to $47.66 $13.40 to $13.24
  Net Assets (In Thousands)                              $350                              $95              $32              $63
  Investment Income Ratio to Net Assets /2/             0.00%                            1.77%            1.48%            0.12%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%                            1.40%   0.75% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/          5.37% to 5.23%                            9.81%   9.02% to 8.48% 10.75% to 10.20%

December 31, 2003
  Units                                                30,852  2,400                     7,857            2,116            4,316
  Unit Fair Value, Lowest to Highest /1/                $7.12 $12.69                    $10.11 $11.30 to $11.26 $12.08 to $12.04
  Net Assets (In Thousands)                              $220    $30                       $79              $24              $52
  Investment Income Ratio to Net Assets /2/             0.00%  5.26%                     2.05%            0.02%            0.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%  1.40%                     1.40%   0.85% to 1.40%   0.85% to 1.40%
  Total Return, Lowest to Highest /4/                  31.58%  5.29%                    25.92% 25.61% to 23.55% 20.82% to 20.38%

December 31, 2002
  Units                                                  2470   2140                     7,129                8
  Unit Fair Value, Lowest to Highest /1/                $5.41 $12.05                     $8.03            $8.97
  Net Assets (In Thousands)                               $13    $26                       $57               $-
  Investment Income Ratio to Net Assets /2/             0.00%  7.33%                     1.75%            1.20%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%  1.40%                     1.40%            1.40%
  Total Return, Lowest to Highest /4/                (32.75%)  7.56%                  (19.92%)         (20.12%)

December 31, 2001
  Units                                                   407  1,956                     6,439                8
  Unit Fair Value, Lowest to Highest /1/                $8.04 $11.20                    $10.03           $11.22
  Net Assets (In Thousands)                                $3    $22                       $65               $-
  Investment Income Ratio to Net Assets /2/             0.00%  8.68%                     1.79%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%  1.40%                     1.40%            1.40%
  Total Return, Lowest to Highest /4/                 (6.58%)  6.29%                   (7.47%)          (7.70%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    Putnam
                                             ------------------------------------------------------------------------------------
                                                                                                                    International
                                                                                        International International      New
                                              Vista        Vista          Small-Cap        Equity        Equity     Opportunities
                                              Fund         Fund B        Value Fund B       Fund         Fund B        Fund B
                                             -------- ---------------- ---------------- ------------- ------------- -------------
December 31, 2005
  Units                                        76,454                -                -
  Unit Fair Value, Lowest to Highest /1/        $6.44 $15.65 to $15.37 $22.72 to $22.12
  Net Assets (In Thousands)                      $492               $-               $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%   1.30% to 1.50%   1.50% to 1.90%
  Total Return, Lowest to Highest /4/          10.92% 10.70% to 10.48%   4.02% to 3.95%

December 31, 2004
  Units                                        72,122                -                      10,227         1,278
  Unit Fair Value, Lowest to Highest /1/        $5.81           $11.60                       $8.50        $15.25
  Net Assets (In Thousands)                      $419               $-                         $87           $19
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       1.66%         1.80%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%
  Total Return, Lowest to Highest /4/          17.25%           16.95%                      14.86%        14.58%

December 31, 2003
  Units                                        66,067                -                       9,336         1,875             -
  Unit Fair Value, Lowest to Highest /1/        $4.95            $9.92                       $7.40        $13.31        $10.88
  Net Assets (In Thousands)                      $327               $-                         $69           $25            $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       1.10%         0.84%         0.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%         1.40%
  Total Return, Lowest to Highest /4/          31.57%           31.32%                      27.10%        26.74%        31.36%

December 31, 2002
  Units                                        57,415                7                       8,054         1,410             9
  Unit Fair Value, Lowest to Highest /1/        $3.76            $7.55                       $5.82        $10.50         $8.28
  Net Assets (In Thousands)                      $216               $-                         $47           $15            $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       1.04%         0.74%         1.30%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%         1.40%
  Total Return, Lowest to Highest /4/        (31.35%)         (31.57%)                    (18.67%)      (18.82%)      (14.83%)

December 31, 2001
  Units                                        52,362                7                       7,244           248             9
  Unit Fair Value, Lowest to Highest /1/        $5.48           $11.04                       $7.16        $12.93         $9.72
  Net Assets (In Thousands)                      $287               $-                         $52            $3            $-
  Investment Income Ratio to Net Assets /2/     0.00%            0.00%                       0.39%         0.00%         0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%            1.40%                       1.40%         1.40%         1.40%
  Total Return, Lowest to Highest /4/        (34.32%)         (34.43%)                    (21.53%)      (21.72%)      (29.68%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                              Putnam                                 Templeton
                                             -------- -----------------------------------------------------------------------
                                                                                      Developing
                                               New     Foreign         Foreign         Markets                      Franklin
                                              Value   Securities      Securities      Securities Developing Markets Small-Cap
                                              Fund B     Fund           Fund B           Fund    Securities Fund B   Fund B
                                             -------- ---------- -------------------- ---------- ------------------ ---------
December 31, 2005
  Units                                                   7,448                17,405    5,548              33,161
  Unit Fair Value, Lowest to Highest /1/                 $11.52      $30.90 to $25.00   $16.93     $10.76 to $9.76
  Net Assets (In Thousands)                                 $86                  $321      $94                $390
  Investment Income Ratio to Net Assets /2/               1.27%                 1.10%    1.44%               1.16%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                          1.40%        0.75% to 2.30%    1.40%      1.30% to 2.30%
  Total Return, Lowest to Highest /4/                     8.94%        9.35% to 7.67%   25.99%    25.79% to 24.54%

December 31, 2004
  Units                                                   7,507                14,170    4,813              18,954
  Unit Fair Value, Lowest to Highest /1/                 $10.57      $11.13 to $25.69   $13.44      $8.56 to $8.41
  Net Assets (In Thousands)                                 $79                  $198      $65                $192
  Investment Income Ratio to Net Assets /2/               1.17%                 0.96%    1.91%               1.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                          1.40%        0.85% to 1.50%    1.40%      1.30% to 1.50%
  Total Return, Lowest to Highest /4/                    17.22%      17.52% to 15.10%   23.09%    22.95% to 22.78%

December 31, 2003
  Units                                             -     6,611                 5,811    4,303               4,786     3,852
  Unit Fair Value, Lowest to Highest /1/       $13.88     $9.02        $9.47 to $9.34   $10.91              $10.36    $11.61
  Net Assets (In Thousands)                        $-       $60                   $54      $47                 $50       $45
  Investment Income Ratio to Net Assets /2/     2.30%     1.93%                 0.85%    1.40%               0.46%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        0.85% to 1.40%    1.40%               1.40%     1.40%
  Total Return, Lowest to Highest /4/          30.64%    30.71%      31.09% to 30.38%   51.60%              50.87%    35.34%

December 31, 2002
  Units                                             7     5,879                 1,256    3,871                 584       560
  Unit Fair Value, Lowest to Highest /1/       $10.62     $6.90        $7.16 to $7.23    $7.20               $6.87     $8.58
  Net Assets (In Thousands)                        $-       $41                    $9      $28                  $4        $5
  Investment Income Ratio to Net Assets /2/     1.15%     1.82%                 0.93%    1.65%               2.25%     0.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%        0.85% to 1.40%    1.40%               1.40%     1.40%
  Total Return, Lowest to Highest /4/        (16.78%)  (19.54%)  (19.70%) to (19.25%)  (1.35%)             (1.54%)  (29.68%)

December 31, 2001
  Units                                             7     5,494                   329    3,584                  14       178
  Unit Fair Value, Lowest to Highest /1/       $12.76     $8.58                 $8.92    $7.30               $6.98    $12.20
  Net Assets (In Thousands)                        $-       $47                    $3      $26                  $-        $2
  Investment Income Ratio to Net Assets /2/     0.00%     3.43%                 0.16%    1.15%               1.07%     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40%     1.40%                 1.40%    1.40%               1.40%     1.40%
  Total Return, Lowest to Highest /4/           1.87%  (16.93%)              (17.17%)  (9.34%)             (9.37%)  (16.43%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                             Templeton
                                             ------------------------------------------------------------------------
                                                  Franklin             Franklin
                                                  Large-Cap          Mutual Shares     Global Income      Growth
                                              Growth Securities       Securities        Securities      Securities
                                                   Fund B               Fund B            Fund B          Fund B
                                             -------------------- -------------------- ------------- ----------------
December 31, 2005
  Units                                                                                                             -
  Unit Fair Value, Lowest to Highest /1/                                                             $16.65 to $15.41
  Net Assets (In Thousands)                                                                                        $-
  Investment Income Ratio to Net Assets /2/                                                                     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                       1.40% to 1.90%
  Total Return, Lowest to Highest /4/                                                                  7.35% to 6.82%

December 31, 2004
  Units                                                                                                             -
  Unit Fair Value, Lowest to Highest /1/                                                                       $15.51
  Net Assets (In Thousands)                                                                                        $-
  Investment Income Ratio to Net Assets /2/                                                                     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                                1.40%
  Total Return, Lowest to Highest /4/                                                                          14.41%

December 31, 2003
  Units                                                     1,474                2,652         -                    -
  Unit Fair Value, Lowest to Highest /1/         $12.80 to $12.62     $13.25 to $13.13    $14.63               $13.56
  Net Assets (In Thousands)                                   $19                  $35        $-                   $-
  Investment Income Ratio to Net Assets /2/                 0.62%                0.77%    13.59%                2.93%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%       0.85% to 1.40%     1.40%                1.40%
  Total Return, Lowest to Highest /4/            25.87% to 25.18%     24.09% to 23.41%    20.74%               30.30%

December 31, 2002
  Units                                                     2,414                1,438        10                    8
  Unit Fair Value, Lowest to Highest /1/           $10.1 to $10.2       $10.6 to $10.7     $12.1                $10.4
  Net Assets (In Thousands)                                   $24                  $15        $-                   $-
  Investment Income Ratio to Net Assets /2/                 0.92%                1.01%     0.89%                2.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%       0.85% to 1.40%     1.40%                1.40%
  Total Return, Lowest to Highest /4/        (24.26%) to (23.84%) (13.04%) to (12.56%)    19.47%             (19.62%)

December 31, 2001
  Units                                                       237                    8        10                    8
  Unit Fair Value, Lowest to Highest /1/                   $13.31               $12.23    $10.14               $12.95
  Net Assets (In Thousands)                                    $3                   $-        $-                   $-
  Investment Income Ratio to Net Assets /2/                 0.00%                2.04%     2.93%                2.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%                1.40%     1.40%                1.40%
  Total Return, Lowest to Highest /4/                    (12.67%)                5.55%     0.81%              (2.69%)

                                             ----------------------------------

                                              Mutual Shares      VIP Income
                                               Securities        Securities
                                                 Fund B          Portfolio
                                             ---------------- ----------------
December 31, 2005
  Units                                                     -                -
  Unit Fair Value, Lowest to Highest /1/     $20.33 to $18.72 $38.78 to $33.58
  Net Assets (In Thousands)                                $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          4.79% to 4.64%   0.96% to 0.82%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                   Fidelity
                                             ------------------------------------------------------------------------------------


                                              Equity-Income       Growth         High Income        Mid-Cap         Contrafund
                                               Portfolio B      Portfolio B      Portfolio B      Portfolio B       Portfolio
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                 3,059           25,301                                 -                -
  Unit Fair Value, Lowest to Highest /1/     $55.59 to $53.50 $55.40 to $53.31                  $32.45 to $31.55 $37.22 to $33.90
  Net Assets (In Thousands)                               $47             $702                                $-               $-
  Investment Income Ratio to Net Assets /2/             1.32%            0.20%                             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%   1.30% to 1.50%                    1.50% to 1.90%   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          4.21% to 4.00%   4.14% to 3.94%                    7.04% to 6.98%   4.97% to 4.82%

December 31, 2004
  Units                                                 2,930           16,178                -
  Unit Fair Value, Lowest to Highest /1/     $12.80 to $51.44 $53.20 to $51.29 $12.39 to $17.21
  Net Assets (In Thousands)                               $38             $356               $-
  Investment Income Ratio to Net Assets /2/             1.73%            0.07%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 1.50%   1.30% to 1.50%   1.40% to 1.50%
  Total Return, Lowest to Highest /4/          9.68% to 9.05%   3.97% to 3.83%   7.86% to 7.57%

December 31, 2003
  Units                                                     -            6,495                -
  Unit Fair Value, Lowest to Highest /1/               $11.67           $11.33           $11.49
  Net Assets (In Thousands)                                $-              $74               $-
  Investment Income Ratio to Net Assets /2/             2.99%            0.03%           12.43%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%            1.40%            1.40%
  Total Return, Lowest to Highest /4/                  28.22%           30.70%           24.99%

December 31, 2002
  Units                                                     8              757               10
  Unit Fair Value, Lowest to Highest /1/                $9.10            $8.67            $9.19
  Net Assets (In Thousands)                                $-               $7               $-
  Investment Income Ratio to Net Assets /2/             1.16%            0.19%           10.23%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%            1.40%            1.40%
  Total Return, Lowest to Highest /4/                (18.31%)         (31.27%)            1.86%

December 31, 2001
  Units                                                     8              529               10
  Unit Fair Value, Lowest to Highest /1/               $11.14           $12.61            $9.03
  Net Assets (In Thousands)                                $-               $7               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%            1.40%            1.40%
  Total Return, Lowest to Highest /4/                 (6.55%)         (19.44%)         (13.16%)

                                             American Century
                                             ----------------

                                                 Income &
                                                  Growth
                                                   Fund
                                             ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                             3,481
  Unit Fair Value, Lowest to Highest /1/            $8.34
  Net Assets (In Thousands)                           $29
  Investment Income Ratio to Net Assets /2/         0.85%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                    1.40%
  Total Return, Lowest to Highest /4/              27.56%

December 31, 2002
  Units                                             1,388
  Unit Fair Value, Lowest to Highest /1/            $6.54
  Net Assets (In Thousands)                            $9
  Investment Income Ratio to Net Assets /2/         0.82%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                    1.40%
  Total Return, Lowest to Highest /4/            (20.49%)

December 31, 2001
  Units                                                11
  Unit Fair Value, Lowest to Highest /1/            $8.22
  Net Assets (In Thousands)                            $-
  Investment Income Ratio to Net Assets /2/         0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                    1.40%
  Total Return, Lowest to Highest /4/             (9.60%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                American Century                                MetLife
                                             ---------------------- ------------------------------------------------------

                                                                           Stock               FI           Met/Putnam
                                             International  Value          Index          International       Voyager
                                                 Fund       Fund        Portfolio B          Stock B        Portfolio B
                                             ------------- -------- -------------------- ---------------- ----------------
December 31, 2005
  Units                                                                        1,070,187           21,458
  Unit Fair Value, Lowest to Highest /1/                                $11.73 to $11.43 $17.22 to $14.55
  Net Assets (In Thousands)                                                      $12,415             $365
  Investment Income Ratio to Net Assets /2/                                        1.26%            0.46%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                          1.30% to 1.95%   0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                     3.03% to 2.37% 16.71% to 15.38%

December 31, 2004
  Units                                                                          885,194           26,584            1,312
  Unit Fair Value, Lowest to Highest /1/                                $11.39 to $11.17 $14.82 to $13.32   $4.55 to $4.39
  Net Assets (In Thousands)                                                      $10,001             $390               $6
  Investment Income Ratio to Net Assets /2/                                        0.53%            1.18%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                          1.30% to 1.95%   0.85% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/                                     8.85% to 8.14% 16.98% to 14.16%   4.85% to 3.10%

December 31, 2003
  Units                                               -         553              278,373           27,936                -
  Unit Fair Value, Lowest to Highest /1/          $6.93      $13.62     $10.46 to $10.33 $12.67 to $12.62 $11.78 to $11.73
  Net Assets (In Thousands)                          $-          $8               $2,901             $353               $-
  Investment Income Ratio to Net Assets /2/       1.32%       1.03%                0.01%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%       1.40%       1.30% to 1.95%   0.85% to 1.40%   0.85% to 1.40%
  Total Return, Lowest to Highest /4/            22.78%      27.17%     26.10% to 20.71% 26.69% to 26.23% 17.75% to 17.32%

December 31, 2002
  Units                                              11         524                1,068
  Unit Fair Value, Lowest to Highest /1/          $5.64      $10.71       $8.24 to $8.29
  Net Assets (In Thousands)                          $-          $6                   $9
  Investment Income Ratio to Net Assets /2/       1.37%       0.92%                0.71%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%       1.40%       1.40% to 1.85%
  Total Return, Lowest to Highest /4/          (21.48%)    (13.84%) (23.94%) to (23.60%)

December 31, 2001
  Units                                              11           9                  654
  Unit Fair Value, Lowest to Highest /1/          $7.19      $12.43               $10.85
  Net Assets (In Thousands)                          $-          $-                   $7
  Investment Income Ratio to Net Assets /2/       0.00%       0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                  1.40%       1.40%                1.40%
  Total Return, Lowest to Highest /4/          (29.98%)      11.34%             (14.76%)

                                             ----------
                                             BlackRock
                                               Bond
                                              Income
                                             Portfolio
                                             ---------
December 31, 2005
  Units                                          405
  Unit Fair Value, Lowest to Highest /1/      $47.73
  Net Assets (In Thousands)                      $19
  Investment Income Ratio to Net Assets /2/    4.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40%
  Total Return, Lowest to Highest /4/          0.99%

December 31, 2004
  Units                                          380
  Unit Fair Value, Lowest to Highest /1/      $47.26
  Net Assets (In Thousands)                      $18
  Investment Income Ratio to Net Assets /2/    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40%
  Total Return, Lowest to Highest /4/          4.39%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        MetLife
                                             ------------------------------------------------------------------------
                                                              BlackRock    BlackRock                    Davis
                                                BlackRock       Money        Money        MFS          Venture
                                               Bond Income     Market       Market      Research        Value
                                               Portfolio B    Portfolio   Portfolio B   Series B       Fund E
                                             ---------------- --------- --------------- -------- --------------------
December 31, 2005
  Units                                                 1,422   17,035        1,147,033                     2,751,510
  Unit Fair Value, Lowest to Highest /1/     $52.26 to $41.32   $10.06  $10.39 to $9.81              $36.24 to $12.61
  Net Assets (In Thousands)                               $64     $171          $11,444                       $35,310
  Investment Income Ratio to Net Assets /2/             2.48%    2.85%            2.86%                         0.51%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               0.75% to 1.80%    1.40%   0.75% to 1.95%                0.75% to 1.95%
  Total Return, Lowest to Highest /4/          1.39% to 0.34%    1.47%   1.49% to 0.69%                9.32% to 8.02%

December 31, 2004
  Units                                                         17,035                                      2,872,840
  Unit Fair Value, Lowest to Highest /1/                         $9.91                               $33.15 to $11.68
  Net Assets (In Thousands)                                       $169                                        $34,014
  Investment Income Ratio to Net Assets /2/                      0.98%                                          0.32%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                 1.40%                                 0.75% to 1.95%
  Total Return, Lowest to Highest /4/                          (0.42%)                                 8.13% to 9.97%

December 31, 2003
  Units                                                         17,035                        -               810,758
  Unit Fair Value, Lowest to Highest /1/                         $9.96                   $11.83      $10.87 to $10.62
  Net Assets (In Thousands)                                       $170                       $-                $8,699
  Investment Income Ratio to Net Assets /2/                      0.76%                    0.00%                 0.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                 1.40%                    1.40%        0.85% to 1.95%
  Total Return, Lowest to Highest /4/                          (0.45%)                   18.29%      29.63% to 25.46%

December 31, 2002
  Units                                                                                                         1,927
  Unit Fair Value, Lowest to Highest /1/                                                               $8.29 to $8.39
  Net Assets (In Thousands)                                                                                       $16
  Investment Income Ratio to Net Assets /2/                                                                     0.61%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                       0.85% to 1.85%
  Total Return, Lowest to Highest /4/                                                            (18.08%) to (17.26%)

December 31, 2001
  Units                                                                                                           707
  Unit Fair Value, Lowest to Highest /1/                                                                       $10.16
  Net Assets (In Thousands)                                                                                        $7
  Investment Income Ratio to Net Assets /2/                                                                     0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                                                1.40%
  Total Return, Lowest to Highest /4/                                                                        (12.45%)

                                             ---------------------
                                                Harris Oakmark
                                                   Focused
                                                    Value
                                                    Fund B
                                             --------------------
December 31, 2005
  Units                                                   980,663
  Unit Fair Value, Lowest to Highest /1/         $16.40 to $15.94
  Net Assets (In Thousands)                               $15,889
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/              8.29% to 7.60%

December 31, 2004
  Units                                                   956,965
  Unit Fair Value, Lowest to Highest /1/         $15.14 to $14.81
  Net Assets (In Thousands)                               $14,368
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/              8.23% to 7.53%

December 31, 2003
  Units                                                   515,944
  Unit Fair Value, Lowest to Highest /1/         $13.99 to $13.78
  Net Assets (In Thousands)                                $7,178
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%
  Total Return, Lowest to Highest /4/            27.88% to 27.32%

December 31, 2002
  Units                                                     5,330
  Unit Fair Value, Lowest to Highest /1/         $10.63 to $10.71
  Net Assets (In Thousands)                                   $57
  Investment Income Ratio to Net Assets /2/                 0.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%
  Total Return, Lowest to Highest /4/        (10.73%) to (10.33%)

December 31, 2001
  Units                                                       373
  Unit Fair Value, Lowest to Highest /1/                   $11.95
  Net Assets (In Thousands)                                    $4
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                            1.40%
  Total Return, Lowest to Highest /4/                      25.66%

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                                   MetLife
                                             -----------------------------------------------------------------------------

                                                  Jennison               MFS                 MFS          Capital Guardian
                                                   Growth            Total Return      Investors Trust      U.S. Equity
                                                 Portfolio B           Series B           Series B            Series A
                                             -------------------- ------------------ -------------------- ----------------
December 31, 2005
  Units                                                 1,062,311              3,672               34,370       7,012
  Unit Fair Value, Lowest to Highest /1/          $5.07 to $11.50   $45.78 to $39.80       $9.39 to $8.93      $11.95
  Net Assets (In Thousands)                               $12,356                $98                 $393         $84
  Investment Income Ratio to Net Assets /2/                 0.00%              0.98%                0.21%       0.03%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.95%     0.75% to 1.50%       0.75% to 1.50%       1.40%
  Total Return, Lowest to Highest /4/            11.52% to 11.35%     2.08% to 1.32%       6.11% to 5.31%       4.31%

December 31, 2004
  Units                                                 1,231,304              2,306               42,691       9,097
  Unit Fair Value, Lowest to Highest /1/         $10.50 to $10.33   $44.85 to $39.28      $11.05 to $8.48      $11.45
  Net Assets (In Thousands)                               $12,830                $34                 $463        $104
  Investment Income Ratio to Net Assets /2/                 0.01%              2.48%                0.33%       0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     0.75% to 1.50%       0.85% to 1.50%       1.40%
  Total Return, Lowest to Highest /4/              7.53% to 6.83%     9.20% to 8.66%     10.23% to 10.78%      14.55%

December 31, 2003
  Units                                                   457,207              1,733               40,205
  Unit Fair Value, Lowest to Highest /1/           $9.76 to $9.67   $10.60 to $10.50      $10.02 to $9.93
  Net Assets (In Thousands)                                $4,445                $18                 $399
  Investment Income Ratio to Net Assets /2/                 0.01%              0.51%                0.02%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.30% to 1.95%     0.85% to 1.40%       0.85% to 1.40%
  Total Return, Lowest to Highest /4/            20.98% to 20.45%   15.74% to 15.11%     19.84% to 20.50%

December 31, 2002
  Units                                                     1,023                300                  602
  Unit Fair Value, Lowest to Highest /1/           $7.61 to $7.63     $9.12 to $9.16       $8.29 to $8.32
  Net Assets (In Thousands)                                    $8                 $3                   $5
  Investment Income Ratio to Net Assets /2/                 0.00%              0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   1.40% to 1.85%     0.85% to 1.40%       0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (23.95%) to (23.72%) (6.31%) to (6.83%) (21.00%) to (21.44%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             --------------------------------------
                                                                      Salomon
                                               Capital Guardian       Brothers
                                                 U.S. Equity       Strategic Bond
                                                   Series B         Portfolio B
                                             -------------------- ----------------
December 31, 2005
  Units                                                    29,410            3,670
  Unit Fair Value, Lowest to Highest /1/         $12.13 to $11.80 $21.51 to $19.78
  Net Assets (In Thousands)                                  $349              $73
  Investment Income Ratio to Net Assets /2/                 0.00%            2.94%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.50%   0.75% to 1.50%
  Total Return, Lowest to Highest /4/              4.72% to 3.94%   1.80% to 1.04%

December 31, 2004
  Units                                                    29,109            3,629
  Unit Fair Value, Lowest to Highest /1/         $11.59 to $11.36 $19.98 to $19.58
  Net Assets (In Thousands)                                  $331              $72
  Investment Income Ratio to Net Assets /2/                 1.01%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.75% to 1.50%   1.30% to 1.50%
  Total Return, Lowest to Highest /4/              7.78% to 7.24%   6.08% to 5.94%

December 31, 2003
  Units                                                     7,740
  Unit Fair Value, Lowest to Highest /1/         $10.69 to $10.59
  Net Assets (In Thousands)                                   $82
  Investment Income Ratio to Net Assets /2/                 0.43%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/            35.54% to 36.28%

December 31, 2002
  Units                                                     4,846
  Unit Fair Value, Lowest to Highest /1/           $7.82 to $7.85
  Net Assets (In Thousands)                                   $38
  Investment Income Ratio to Net Assets /2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                   0.85% to 1.40%
  Total Return, Lowest to Highest /4/        (21.84%) to (21.55%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                              MetLife
                                             ------------------------------------------------------------------
                                                  Salomon
                                               Brothers U.S.     T. Rowe Price   T. Rowe Price  T. Rowe Price
                                                Government         Small-Cap       Large-Cap      Large-Cap
                                                Portfolio B       Portfolio B     Portfolio A    Portfolio B
                                             ------------------ ---------------- ------------- ----------------
December 31, 2005
  Units                                                  13,519            5,989     1,684               27,224
  Unit Fair Value, Lowest to Highest /1/       $15.96 to $14.28 $15.26 to $14.29    $12.86     $13.29 to $12.60
  Net Assets (In Thousands)                                $210              $86       $22                 $345
  Investment Income Ratio to Net Assets /2/               0.00%            0.00%     0.49%                0.34%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 1.30% to 2.30%   0.75% to 1.50%     1.40%       0.75% to 1.50%
  Total Return, Lowest to Highest /4/        (0.04%) to (0.70%)   9.89% to 9.07%     5.11%       5.54% to 4.75%

December 31, 2004
  Units                                                                    7,086     2,735               15,532
  Unit Fair Value, Lowest to Highest /1/                        $13.20 to $13.10    $12.24     $12.52 to $12.03
  Net Assets (In Thousands)                                                  $94       $33                 $188
  Investment Income Ratio to Net Assets /2/                                0.00%     0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                  1.40% to 1.50%     1.40%       0.85% to 1.50%
  Total Return, Lowest to Highest /4/                             6.61% to 6.54%     7.96%       8.17% to 8.29%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ---------------------------------------

                                             Franklin Templeton BlackRock Strategic
                                              Small-Cap Growth         Value
                                                Portfolio B         Portfolio B
                                             ------------------ -------------------
December 31, 2005
  Units                                                 18,768              1,742
  Unit Fair Value, Lowest to Highest /1/       $10.09 to $9.86   $19.25 to $18.17
  Net Assets (In Thousands)                               $188                $32
  Investment Income Ratio to Net Assets /2/              0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.30% to 1.80%     0.75% to 1.80%
  Total Return, Lowest to Highest /4/           3.05% to 2.53%     3.14% to 2.06%

December 31, 2004
  Units                                                    355              1,190
  Unit Fair Value, Lowest to Highest /1/        $9.76 to $9.72   $18.21 to $18.04
  Net Assets (In Thousands)                                 $3                $22
  Investment Income Ratio to Net Assets /2/              0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40% to 1.50%     1.30% to 1.50%
  Total Return, Lowest to Highest /4/         10.72% to 10.65%   12.58% to 12.43%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                  MetLife                     Dreyfus                     INVESCO
                                             ------------------ ------------------------------------ -----------------
                                                                    VIF          VIF
                                                Oppenhiemer       Capital    Disciplined    Stock              High
                                                   Global       Appreciation    Stock       Index    Dynamics  Yield
                                             Equity Portfolio B Portfolio B  Portfolio B Portfolio B   Fund    Fund
                                             ------------------ ------------ ----------- ----------- -------- --------
December 31, 2005
  Units                                                    218
  Unit Fair Value, Lowest to Highest /1/      $17.82 to $16.10
  Net Assets (In Thousands)                                 $4
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                0.75% to 1.90%
  Total Return, Lowest to Highest /4/         17.62% to 16.73%

December 31, 2004
  Units                                                                                          -
  Unit Fair Value, Lowest to Highest /1/                                                     $8.36
  Net Assets (In Thousands)                                                                     $-
  Investment Income Ratio to Net Assets /2/                                                  0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                                             1.40%
  Total Return, Lowest to Highest /4/                                                        8.81%

December 31, 2003
  Units                                                              3,262           -           -      2,411        -
  Unit Fair Value, Lowest to Highest /1/                             $8.62       $7.29       $7.69      $6.57    $8.88
  Net Assets (In Thousands)                                            $28          $-          $-        $16       $-
  Investment Income Ratio to Net Assets /2/                          1.24%       0.05%       1.09%      0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                     1.40%       1.40%       1.40%      1.40%    1.40%
  Total Return, Lowest to Highest /4/                               19.15%      21.60%      26.28%     35.91%   23.30%

December 31, 2002
  Units                                                              2,982          11          11      2,102       11
  Unit Fair Value, Lowest to Highest /1/                             $7.24       $6.00       $6.09      $4.84    $7.20
  Net Assets (In Thousands)                                            $22          $-          $-        $10       $-
  Investment Income Ratio to Net Assets /2/                          1.55%       0.00%       1.27%      0.00%   11.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                     1.40%       1.40%       1.40%      1.40%    1.40%
  Total Return, Lowest to Highest /4/                             (18.05%)    (23.80%)    (23.63%)   (32.85%)  (2.67%)

December 31, 2001
  Units                                                                701          11          11         12       11
  Unit Fair Value, Lowest to Highest /1/                             $8.83       $7.87       $7.97      $7.20    $7.40
  Net Assets (In Thousands)                                             $6          $-          $-         $-       $-
  Investment Income Ratio to Net Assets /2/                          0.05%       0.00%       1.12%      0.00%   10.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                                     1.40%       1.40%       1.40%      1.40%    1.40%
  Total Return, Lowest to Highest /4/                             (10.89%)    (14.67%)    (13.69%)   (32.03%) (16.07%)

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                         PIMCO                                   Lazard
                                             -------------------------------------------------------------- ----------------
                                                                                    StocksPLUS
                                                                                     Growth &       Total      Retirement
                                                High Yield       Low Duration         Income       Return      Small-Cap
                                                Portfolio         Portfolio         Portfolio     Portfolio    Portfolio
                                             ---------------- ------------------ ---------------- --------- ----------------
December 31, 2005
  Units                                                 5,517              8,448              576       -                  -
  Unit Fair Value, Lowest to Highest /1/     $13.31 to $13.11   $12.21 to $12.04 $13.44 to $13.22  $13.38   $16.92 to $16.11
  Net Assets (In Thousands)                               $72               $102               $5      $-                 $-
  Investment Income Ratio to Net Assets /2/             6.23%              2.81%            2.40%   0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%     1.30% to 1.50%   1.30% to 1.50%   1.40%     1.70% to 2.30%
  Total Return, Lowest to Highest /4/          2.78% to 2.58% (0.29%) to (0.49%)   2.16% to 1.95%   1.03%     3.93% to 3.83%

December 31, 2004
  Units                                                 1,204              7,965              554       -
  Unit Fair Value, Lowest to Highest /1/     $12.95 to $12.78   $12.24 to $12.10 $13.15 to $12.97  $13.24
  Net Assets (In Thousands)                            $15.00             $97.00            $5.00      $-
  Investment Income Ratio to Net Assets /2/             7.25%              1.68%            1.73%   0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.30% to 1.50%     1.30% to 1.50%   1.30% to 1.50%   1.40%
  Total Return, Lowest to Highest /4/          8.48% to 8.34%     0.64% to 0.51%   9.18% to 9.03%   3.39%

December 31, 2003
  Units                                                   879              2,134              550       -
  Unit Fair Value, Lowest to Highest /1/               $11.76             $12.09            $8.20  $12.81
  Net Assets (In Thousands)                               $10                $26               $4      $-
  Investment Income Ratio to Net Assets /2/             6.57%              1.40%            2.19%   3.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%              1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/                  21.23%              0.93%           28.57%   3.60%

December 31, 2002
  Units                                                   829                434              559       9
  Unit Fair Value, Lowest to Highest /1/                $9.70             $11.98            $6.38  $12.36
  Net Assets (In Thousands)                                $8                 $5               $4      $-
  Investment Income Ratio to Net Assets /2/             6.28%              1.78%            2.63%   3.64%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%              1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/                 (2.56%)              5.57%         (21.33%)   7.57%

December 31, 2001
  Units                                                    10                  9              552       9
  Unit Fair Value, Lowest to Highest /1/                $9.95             $11.35            $8.11  $11.49
  Net Assets (In Thousands)                                $-                 $-               $4      $-
  Investment Income Ratio to Net Assets /2/             5.07%              2.93%            3.16%   2.88%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                        1.40%              1.40%            1.40%   1.40%
  Total Return, Lowest to Highest /4/                   1.00%              6.87%         (11.84%)   7.02%

                                                 Pioneer
                                             ----------------

                                                   VCT
                                                 Mid-Cap
                                               Portfolio B
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $28.83 to $27.60
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.50% to 1.90%
  Total Return, Lowest to Highest /4/          6.29% to 6.23%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                American Funds
                                             -----------------------------------------------------

                                                  Global         Growth and
                                                  Growth           Income             Growth
                                                  Fund B           Fund B             Fund B
                                             ---------------- ----------------- ------------------
December 31, 2005
  Units                                                     -                 -                  -
  Unit Fair Value, Lowest to Highest /1/     $21.81 to $20.17 $102.01 to $83.76 $146.68 to $120.44
  Net Assets (In Thousands)                                $-                $-                 $-
  Investment Income Ratio to Net Assets /2/             0.00%             0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%    1.40% to 2.30%     1.40% to 2.30%
  Total Return, Lowest to Highest /4/          7.25% to 7.09%    4.66% to 4.51%     6.78% to 6.63%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                      Morgan Stanley           Salomon Brothers
                                             --------------------------------- ----------------

                                               UIF Equity        UIF U.S.       Variable High
                                               and Income       Real Estate       Yield Bond
                                               Portfolio B       Portfolio        Portfolio
                                             ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -
  Unit Fair Value, Lowest to Highest /1/     $13.49 to $13.34 $22.20 to $21.80 $15.33 to $14.31
  Net Assets (In Thousands)                                $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.50% to 1.90%   1.50% to 1.90%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          2.22% to 2.16%   7.59% to 7.52%   1.42% to 1.28%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                     Salomon Brothers                             Van Kampen
                                             --------------------------------- ------------------------------------------------

                                                Variable                                         LIT Emerging    LIT Growth
                                                Small-Cap      VSF Investors     LIT Comstock       Growth       and Income
                                                Portfolio      Fund Portfolio    Portfolio B     Portfolio B     Portfolio B
                                             ---------------- ---------------- ---------------- -------------- ----------------
December 31, 2005
  Units                                                     -                -                -              -                -
  Unit Fair Value, Lowest to Highest /1/     $12.01 to $11.63 $14.62 to $13.62 $13.54 to $13.26 $4.81 to $4.61 $12.42 to $12.16
  Net Assets (In Thousands)                                $-               $-               $-             $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%          0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.40% to 2.30%   1.50% to 1.90% 1.50% to 2.30%   1.50% to 1.90%
  Total Return, Lowest to Highest /4/          5.49% to 5.33%   3.73% to 3.58%   4.67% to 4.60% 4.81% to 4.67%   2.41% to 2.34%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                Smith Barney
                                             ------------------


                                             Allocation Select
                                             Balanced Portfolio
                                             ------------------
December 31, 2005
  Units                                                      -
  Unit Fair Value, Lowest to Highest /1/      $14.89 to $14.37
  Net Assets (In Thousands)                                 $-
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.50% to 1.90%
  Total Return, Lowest to Highest /4/           3.03% to 2.97%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Smith Barney
                                             ----------------------------------------------------------------------------------
                                                Allocation      Allocation                                        Greenwich
                                                  Select          Select         Capital and     Equity Index    Fundamental
                                                  Growth        High Growth        Income            Fund           Value
                                                Portfolio        Portfolio        Portfolio      Portfolio B      Portfolio
                                             ---------------- ---------------- ---------------- -------------- ----------------
December 31, 2005
  Units                                                     -                -                -              -                -
  Unit Fair Value, Lowest to Highest /1/     $13.55 to $13.08 $14.08 to $13.59 $10.64 to $10.61 $9.03 to $8.54 $30.92 to $27.73
  Net Assets (In Thousands)                                $-               $-               $-             $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%          0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.50% to 1.90%   1.50% to 1.90%   1.50% to 1.90% 1.40% to 2.30%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          3.93% to 3.86%   3.90% to 3.84%   1.71% to 1.65% 3.83% to 3.68%   3.45% to 3.30%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                Greenwich
                                                  Street
                                               Appreciation
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $28.31 to $24.91
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%
  Total Return, Lowest to Highest /4/          2.47% to 2.32%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                       Smith Barney
                                             ------------------------------------------------------------------------------
                                              Greenwich                                 Multi Disciplined Multi Disciplined
                                                Street     IS Dividend     IS Growth    Balanced All-Cap       All-Cap
                                             Equity Index   Strategy       and Income   Growth and Value  Growth and Value
                                              Portfolio     Portfolio      Portfolio        Portfolio         Portfolio
                                             ------------ -------------- -------------- ----------------- -----------------
December 31, 2005
  Units                                              -                 -              -                -                 -
  Unit Fair Value, Lowest to Highest /1/        $25.69    $8.25 to $7.85 $9.34 to $9.11 $13.29 to $12.93  $15.01 to $14.58
  Net Assets (In Thousands)                         $-                $-             $-               $-                $-
  Investment Income Ratio to Net Assets /2/      0.00%             0.00%          0.00%            0.00%             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                 2.90%    1.50% to 2.30% 1.50% to 1.90%   1.40% to 2.25%    1.40% to 2.30%
  Total Return, Lowest to Highest /4/            3.64%    2.09% to 1.96% 4.47% to 4.41%   2.77% to 2.63%    3.55% to 3.40%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------
                                             Multi Disciplined
                                                 Large-Cap
                                             Growth and Value
                                                 Portfolio
                                             -----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $14.62 to $14.20
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%
  Total Return, Lowest to Highest /4/          3.39% to 3.24%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                         Smith Barney
                                             ------------------------------------ ----------------
                                             Multi Disciplined                    Salomon Brothers
                                              Global All-Cap   Premier Selections    Adjustable
                                             Growth and Value    All-Cap Growth     Rate Income
                                                 Portfolio         Portfolio         Portfolio
                                             ----------------- ------------------ ----------------
December 31, 2005
  Units                                                     -                  -                -
  Unit Fair Value, Lowest to Highest /1/     $15.92 to $15.46   $11.83 to $11.53  $10.06 to $9.87
  Net Assets (In Thousands)                                $-                 $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%              0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%     1.50% to 1.90%   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          3.94% to 3.79%     4.33% to 4.26%   0.42% to 0.29%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                    Travelers Series Fund
                                             ---------------------------------------------------

                                               Smith Barney     Smith Barney    Smith Barney
                                                Aggressive    Large-Cap Growth Large-Cap Value
                                             Growth Portfolio    Portfolio        Portfolio
                                             ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -
  Unit Fair Value, Lowest to Highest /1/     $12.75 to $12.34 $13.74 to $12.83 $21.48 to $20.51
  Net Assets (In Thousands)                                $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.40% to 2.30%   1.50% to 1.90%
  Total Return, Lowest to Highest /4/          3.68% to 3.53%   4.33% to 4.17%   3.71% to 3.64%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   Travelers Series Fund                             Travelers Series Trust
                                             --------------------------------- --------------------------------------------------

                                               Smith Barney     Smith Barney     AIM Capital      Convertible
                                               Money Market   Social Awareness   Appreciation     Securities      Equity Income
                                                Portfolio     Stock Portfolio     Portfolio        Portfolio        Portfolio
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -                -                -
  Unit Fair Value, Lowest to Highest /1/     $12.94 to $11.66 $26.25 to $24.85 $14.01 to $12.78 $14.93 to $14.48 $20.15 to $18.53
  Net Assets (In Thousands)                                $-               $-               $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%   1.50% to 1.90%   1.40% to 2.30%   1.50% to 1.90%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          0.40% to 0.25%   3.20% to 3.13%   4.29% to 4.14%   2.49% to 2.42%   4.50% to 4.35%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------

                                                Federated
                                                High Yield
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $15.40 to $14.56
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.70% to 2.30%
  Total Return, Lowest to Highest /4/          1.56% to 1.47%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                          Travelers Series Trust
                                             ----------------------------------------------------------------------
                                                                                     Managed           Managed
                                                  Janus                         Allocation Series Allocation Series
                                               Appreciation       Large-Cap        Aggressive       Conservative
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                             ----------------- ---------------- ----------------- -----------------
December 31, 2005
  Units                                                      -                -                -                 -
  Unit Fair Value, Lowest to Highest /1/     $119.00 to $97.10 $16.95 to $15.58 $11.14 to $11.08  $10.32 to $10.25
  Net Assets (In Thousands)                                 $-               $-               $-                $-
  Investment Income Ratio to Net Assets /2/              0.00%            0.00%            0.00%             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.25%    1.40% to 2.25%
  Total Return, Lowest to Highest /4/           6.29% to 6.14%   5.56% to 5.41%   4.83% to 4.68%    2.10% to 1.96%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------------------------------
                                             Managed Allocation         Managed
                                              Allocation Series    Allocation Series
                                             Moderate Aggressive Moderate Conservative
                                                  Portfolio            Portfolio
                                             ------------------- ---------------------
December 31, 2005
  Units                                                      -                    -
  Unit Fair Value, Lowest to Highest /1/      $10.87 to $10.81     $10.53 to $10.47
  Net Assets (In Thousands)                                 $-                   $-
  Investment Income Ratio to Net Assets /2/              0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/                1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest /4/           3.91% to 3.77%       2.79% to 2.65%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    Travelers Series Trust
                                             ------------------------------------------------------------------------------------
                                                  Managed       Mercury Large
                                             Allocation Series    Large-Cap          MFS                             Pioneer
                                                 Moderate           Core         Total Return      MFS Value          Fund
                                                 Portfolio        Portfolio       Portfolio        Portfolio        Portfolio
                                             ----------------- --------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -                -                -
  Unit Fair Value, Lowest to Highest /1/     $10.75 to $10.69  $10.12 to $9.43 $24.60 to $22.17 $13.54 to $12.66 $17.23 to $15.48
  Net Assets (In Thousands)                                $-               $-               $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.25%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%
  Total Return, Lowest to Highest /4/          3.49% to 3.35%   4.09% to 3.93%   2.00% to 1.85%   2.71% to 2.56%   4.02% to 3.86%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             -----------------
                                                 Pioneer
                                                 Mid-Cap
                                                  Value
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                                     -
  Unit Fair Value, Lowest to Highest /1/     $10.88 to $10.81
  Net Assets (In Thousands)                                $-
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.30%
  Total Return, Lowest to Highest /4/          6.10% to 5.94%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                            Travelers Series Trust
                                             ------------------------------------------------------------------------------------
                                                                Style Focus      Style Focus       Travelers           U.S.
                                                 Pioneer      Series Small-Cap Series Small-Cap     Managed         Government
                                                Strategic          Growth           Value           Income          Securities
                                             Income Portfolio    Portfolio        Portfolio        Portfolio        Portfolio
                                             ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                                     -                -                -                -                -
  Unit Fair Value, Lowest to Highest /1/     $18.33 to $16.62 $11.43 to $11.35 $11.25 to $11.18 $15.77 to $14.22 $20.68 to $19.02
  Net Assets (In Thousands)                                $-               $-               $-               $-               $-
  Investment Income Ratio to Net Assets /2/             0.00%            0.00%            0.00%            0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/               1.40% to 2.25%   1.40% to 2.30%   1.40% to 2.30%   1.40% to 2.30%   1.70% to 2.30%
  Total Return, Lowest to Highest /4/          2.62% to 2.48%   4.86% to 4.70%   4.15% to 4.00%   0.87% to 0.72%   2.03% to 1.93%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



/1/ Unit fair value amounts are presented as a range of minimum to maximum values based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

/3/ These amounts represent the annualized contract expenses of the Separate
    Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                             FINANCIAL STATEMENTS
             for the Years Ended December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors and Stockholder of
      First MetLife Investors Insurance Company:

      We have audited the accompanying balance sheets of First MetLife Investors Insurance Company and (the "Company") as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006
      (November 3, 2006 as to Note 12)

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                     2005       2004
                                                                  ---------- ----------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized
   cost: $169,906 and $181,210, respectively)                     $  170,467 $  183,755
 Mortgage loans on real estate                                         7,834      7,901
 Short-term investments                                                6,649      6,428
                                                                  ---------- ----------
   Total investments                                                 184,950    198,084
Cash and cash equivalents                                              6,307     18,355
Accrued investment income                                              1,977      1,948
Premiums and other receivables                                       577,052    499,854
Deferred policy acquisition costs                                     41,017     42,533
Current income taxes receivable                                            -        171
Deferred income taxes receivable                                       2,324      4,704
Other assets                                                          21,677     12,432
Separate account assets                                              676,597    369,996
                                                                  ---------- ----------
   Total assets                                                   $1,511,901 $1,148,077
                                                                  ========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                           $    5,915 $      751
 Policyholder account balances                                       733,095    701,749
 Other policyholder funds                                              1,688        446
 Current income taxes payable                                              2          -
 Other liabilities                                                     8,297     21,798
 Separate account liabilities                                        676,597    369,996
                                                                  ---------- ----------
   Total liabilities                                               1,425,594  1,094,740
                                                                  ========== ==========

Stockholder's Equity:
Common stock, par value $10 per share; 200,000 shares authorized;
   issued and outstanding                                              2,000      2,000
Additional paid-in capital                                            70,921     42,721
Retained earnings                                                     13,140      7,774
Accumulated other comprehensive income                                   246        842
                                                                  ---------- ----------
   Total stockholder's equity                                         86,307     53,337
                                                                  ---------- ----------
   Total liabilities and stockholder's equity                     $1,511,901 $1,148,077
                                                                  ========== ==========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                   2005     2004     2003
                                                                 -------  -------  -------
REVENUES
Premiums                                                         $ 2,026  $   383  $     -
Universal life and investment-type product policy fees            11,771    5,110    1,097
Net investment income                                              9,499    9,533    8,543
Other revenues                                                    25,303   24,466   17,702
Net investment gains (losses)                                     (1,694)   1,126     (986)
                                                                 -------  -------  -------
   Total revenues                                                 46,905   40,618   26,356
                                                                 -------  -------  -------

EXPENSES
Policyholder benefits and claims                                   2,033    2,465      215
Interest credited to policyholder account balances                30,741   26,065   19,010
Other expenses                                                     6,368   12,439    3,482
                                                                 -------  -------  -------
   Total expenses                                                 39,142   40,969   22,707
                                                                 -------  -------  -------

Income (loss) before provision (benefit) for income taxes          7,763     (351)   3,649
Provision (benefit) for income taxes                               2,397     (188)   1,301
                                                                 -------  -------  -------
Income (loss) before cumulative effect of a change in accounting   5,366     (163)   2,348
Cumulative effect of a change in accounting, net of income taxes       -       12        -
                                                                 -------  -------  -------
Net income (loss)                                                $ 5,366  $  (151) $ 2,348
                                                                 =======  =======  =======



                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                     ACCUMULATED
                                                                ADDITIONAL              OTHER
                                                         COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                         STOCK   CAPITAL   EARNINGS    INCOME      TOTAL
                                                         ------ ---------- -------- ------------- -------
Balance at January 1, 2003                               $2,000  $32,721   $ 5,577     $ 1,289    $41,587
Comprehensive income (loss):
 Net income                                                                  2,348                  2,348
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                              899        899
                                                                                                  -------
 Comprehensive income (loss)                                                                        3,247
                                                         ------  -------   -------     -------    -------
Balance at December 31, 2003                              2,000   32,721     7,925       2,188     44,834
Capital contribution                                              10,000                           10,000
Comprehensive income (loss):
 Net income (loss)                                                            (151)                  (151)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                           (1,346)    (1,346)
                                                                                                  -------
 Comprehensive income (loss)                                                                       (1,497)
                                                         ------  -------   -------     -------    -------
Balance at December 31, 2004                              2,000   42,721     7,774         842     53,337
Capital contribution                                              28,200                           28,200
Comprehensive income (loss):
 Net income                                                                  5,366                  5,366
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                             (596)      (596)
                                                                                                  -------
 Comprehensive income (loss)                                                                        4,770
                                                         ------  -------   -------     -------    -------
Balance at December 31, 2005                             $2,000  $70,921   $13,140     $   246    $86,307
                                                         ======  =======   =======     =======    =======


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                         2005       2004       2003
                                                                                      ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                     $   5,366  $    (151) $   2,348
 Adjustments to reconcile net income (loss) to net cash used in operating activities:
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                       563      1,244        528
   (Gains) losses from sales of investments, net                                          1,738     (1,171)       831
   Interest credited to policyholder account balances                                    30,741     26,065     19,010
   Universal life and investment-type product policy fees                               (11,771)    (5,110)    (1,097)
   Change in accrued investment income                                                      (29)        15       (436)
   Change in premiums and other receivables                                             (76,575)  (260,032)   (11,194)
   Change in deferred policy acquisition costs, net                                       2,582    (19,589)    (6,412)
   Change in insurance related liabilities                                                6,389        569        106
   Change in income taxes payable                                                         2,874     (5,372)      (684)
   Change in other assets                                                                 7,381      5,131        301
   Change in other liabilities                                                          (13,735)    18,315     (4,424)
                                                                                      ---------  ---------  ---------
Net cash used in operating activities                                                   (44,476)  (240,086)    (1,123)
                                                                                      ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                     132,636     89,135     59,060
   Mortgage loans on real estate                                                             67         54          -
 Purchases of:
   Fixed maturities                                                                    (124,031)  (100,910)  (101,488)
   Mortgage loans on real estate                                                              -     (7,955)         -
 Net change in short-term investments                                                      (223)    (3,875)    (1,950)
 Other, net                                                                                   1        (11)        50
                                                                                      ---------  ---------  ---------
Net cash provided by (used in) investing activities                                       8,450    (23,562)   (44,328)

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                             355,337    527,351    151,308
   Withdrawals                                                                         (359,559)  (259,116)  (120,063)
 Capital contribution                                                                    28,200     10,000          -
                                                                                      ---------  ---------  ---------
Net cash provided by financing activities                                                23,978    278,235     31,245
Change in cash and cash equivalents                                                     (12,048)    14,587    (14,206)
Cash and cash equivalents, beginning of year                                             18,355      3,768     17,974
                                                                                      ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                $   6,307  $  18,355  $   3,768
                                                                                      =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash (refunded) paid during the period for:
   Interest                                                                           $       -  $       -  $       9
                                                                                      =========  =========  =========
   Income taxes                                                                       $  (2,458) $   2,526  $       -
                                                                                      =========  =========  =========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). On October 1, 2004 the Company was sold from MetLife Investors Insurance Company ("MLIIC"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, traditional life and universal life products. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include certain reinsurance receivable balances. Premiums and other receivables and other liabilities reclassifications on the balance sheet include $14,869 thousand at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the statements of cash flows is $14,869 thousand and $5,837 thousand for the years ended December 31, 2004 and 2003, respectively. In addition, $10,755 thousand relating to change in other assets was reclassified on the statements of cash flows from deposits and withdrawals on policyholder account balances for the year ended December 31, 2004.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives;
      (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (v) the liability for future policyholder benefits; (vi) accounting for reinsurance transactions and (vii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies;
      (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA, included in DAC, reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums and mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%;
      (ii) securities where the

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of the estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Short-term investments are stated at amortized cost, which approximates fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company primarily uses interest rate swaps to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2005, 2004 and 2003.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004 and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor any hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is de-recognized from the balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA, included as part of DAC, represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for participating life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005, 2004 and 2003. Goodwill was $177 thousand as of December 31, 2005 and 2004.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees and paid-up guarantees relating to certain life policies as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

        reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of
        (i) the guaranteed withdrawal amount before the purchase payment or
        (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, including in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $9 thousand at December 31, 2005.

      The fair value of the GMWBs are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life-type and investment type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues primarily include reinsurance financing fees. Such fees are recognized in the period in which services are performed.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      FEDERAL INCOME TAXES

      The Company files a separate U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Prior to October 1, 2004, the Company filed a consolidated federal income tax return with MLIIC and its includible affiliates. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position ("SOP")03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts. See " -- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's financial statements.

     . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that
        (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements;

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

       and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company did not experience a material impact as a result of the Issue B36 adoption.

     . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than- temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $12 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $28 thousand, including the cumulative effect of the adoption.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31,

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

2.  INVESTMENTS

      FIXED MATURITIES AVAILABLE-FOR-SALE BY SECTOR

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and the percentage of the total fixed maturities holdings that each sector represents at:

                                                  DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST     GAIN     LOSS     VALUE   TOTAL
                                       ---------  ------  ------  --------- -----
                                                    (IN THOUSANDS)
U.S. corporate securities              $ 87,153  $1,525   $1,194  $ 87,484   51.3%
Residential mortgage-backed securities   18,057      14      191    17,880   10.5
Foreign corporate securities             10,106       -       90    10,016    5.9
U.S. treasury/agency securities          13,905     189       13    14,081    8.2
Commercial mortgage-backed securities    25,004       -      350    24,654   14.5
Asset-backed securities                  10,685      69        5    10,749    6.3
Foreign government securities             4,996     607        -     5,603    3.3
                                       --------   ------  ------  --------  -----
   Total fixed maturities              $169,906  $2,404   $1,843  $170,467  100.0%
                                       ========   ======  ======  ========  =====

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                  DECEMBER 31, 2004
                                        ------------------------------------------
                                         COST OR  GROSS UNREALIZED ESTIMATED
                                        AMORTIZED ----------------   FAIR    % OF
                                          COST     GAIN     LOSS     VALUE   TOTAL
                                        ---------  ------   ----   --------- -----
                                                    (IN THOUSANDS)
 U.S. corporate securities              $ 98,693  $2,758    $658   $100,793   54.8%
 Residential mortgage-backed securities   32,493     228      99     32,622   17.8
 Foreign corporate securities              6,484     202      23      6,663    3.6
 U.S. treasury/agency securities          21,012     167      69     21,110   11.5
 Commercial mortgage-backed securities    14,397      22      99     14,320    7.8
 Asset-backed securities                   8,131     135      19      8,247    4.5
                                        --------   ------    ----  --------  -----
    Total fixed maturities              $181,210  $3,512    $967   $183,755  100.0%
                                        ========   ======    ====  ========  =====

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $16,150 thousand and $11,543 thousand at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $1,271 thousand and $1,136 thousand at December 31, 2005 and 2004, respectively. The Company did not have any non-income producing fixed maturities at December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                             DECEMBER 31,
                                                ---------------------------------------
                                                       2005                2004
                                                ------------------- -------------------
                                                 COST OR  ESTIMATED  COST OR  ESTIMATED
                                                AMORTIZED   FAIR    AMORTIZED   FAIR
                                                  COST      VALUE     COST      VALUE
                                                --------- --------- --------- ---------
                                                            (IN THOUSANDS)
Due in one year or less                         $ 18,736  $ 18,819  $  5,007  $  5,041
Due after one year through five years             35,520    35,919    88,343    90,328
Due after five years through ten years            43,261    43,090    27,442    28,034
Due after ten years                               18,643    19,356     5,397     5,163
                                                --------  --------  --------  --------
   Subtotal                                      116,160   117,184   126,189   128,566
Mortgage-backed, commercial mortgage-backed and
  other asset-backed securities                   53,746    53,283    55,021    55,189
                                                --------  --------  --------  --------
   Total fixed maturities                       $169,906  $170,467  $181,210  $183,755
                                                ========  ========  ========  ========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                       YEARS ENDED DECEMBER 31,
                                      --------------------------
                                        2005      2004     2003
                                      --------  -------  -------
                                            (IN THOUSANDS)
              Proceeds                $108,935  $44,241  $20,068
              Gross investment gains  $    429  $ 1,806  $   343
              Gross investment losses $ (1,942) $  (624) $  (482)

      There were no writedowns for other-than-temporarily impaired available-for-sale fixed maturities during 2005 and 2004. Gross investment losses above exclude writedowns recorded during 2003 for other-than-temporarily impaired fixed maturities of $897 thousand.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                    DECEMBER 31, 2005
                              --------------------------------------------------------------
                                                 EQUAL TO OR GREATER THAN
                              --------------------------------------------------------------
                              LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                              -------------------- -------------------- --------------------
                              ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                              --------- ---------- --------- ---------- --------- ----------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities      $28,473    $  656    $14,711     $538     $43,184    $1,194
Residential mortgage-backed
  securities                    17,555       191          -        -      17,555       191
Foreign corporate securities     2,016        79        488       11       2,504        90
U.S. treasury / agency
  securities                     5,798        13          -        -       5,798        13
Commercial mortgage-backed
  securities                    24,653       350          -        -      24,653       350
Asset-backed securities          2,585         5        175        -       2,760         5
                               -------    ------    -------     ----     -------    ------
   Total fixed maturities      $81,080    $1,294    $15,374     $549     $96,454    $1,843
                               =======    ======    =======     ====     =======    ======
Total number of securities in
  an unrealized loss position       45                   11                   56
                               =======              =======              =======

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                        DECEMBER 31, 2004
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  --------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities          $34,678     $597     $2,885      $ 61     $37,563     $658
Residential mortgage-backed
  securities                         7,555       38      4,029        61      11,584       99
Foreign corporate securities         3,435       23          -         -       3,435       23
U.S. treasury / agency securities    6,925       69          -         -       6,925       69
Commercial mortgage-backed
  securities                        11,479       99          -         -      11,479       99
Asset-backed securities              2,978       19          -         -       2,978       19
                                   -------     ----     ------      ----     -------     ----
   Total fixed maturities          $67,050     $845     $6,914      $122     $73,964     $967
                                   =======     ====     ======      ====     =======     ====
Total number of securities in an
  unrealized loss position              28                   3                    31
                                   =======              ======               =======

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                            DECEMBER 31, 2005
                                            --------------------------------------------------
                                            COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                  COST             LOSSES         SECURITIES
                                            ----------------  ---------------- ----------------
                                            LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                               20%      MORE     20%     MORE     20%     MORE
                                            ---------  ------ --------- ------ --------- ------
                                               (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                         $69,415   $    -  $1,030   $    -    35         -
Six months or greater but less than nine
  months                                       1,492        -      57        -     3         -
Nine months or greater but less than twelve
  months                                      11,467        -     207        -     7         -
Twelve months or greater                      15,923        -     549        -    11         -
                                             -------   ------  ------   ------    --     -----
   Total                                     $98,297   $    -  $1,843   $    -    56         -
                                             =======   ======  ======   ======    ==     =====

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


                                                            DECEMBER 31, 2004
                                            --------------------------------------------------
                                            COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                  COST             LOSSES         SECURITIES
                                            ----------------  ---------------- ----------------
                                            LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                               20%      MORE     20%     MORE     20%     MORE
                                            ---------  ------ --------- ------ --------- ------
                                               (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                         $46,482   $    -   $241    $    -    19         -
Six months or greater but less than nine
  months                                       2,791        -     26         -     2         -
Nine months or greater but less than twelve
  months                                      18,622        -    578         -     7         -
Twelve months or greater                       7,036        -    122         -     3         -
                                             -------   ------   ----    ------    --     -----
   Total                                     $74,931   $    -   $967    $    -    31         -
                                             =======   ======   ====    ======    ==     =====

      As of December 31, 2005, $1,843 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $967 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

      As of December 31, 2005 and 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed maturity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,081 thousand and $1,092 thousand at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had commercial mortgage loans on real estate of $7,834 thousand and $7,901 thousand at December 31, 2005 and 2004, respectively.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans are collateralized by properties located in the United States. At December 31, 2005, approximately 38%, 37% and 25% of the properties were located in Texas, California and Puerto Rico, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      There were no valuation allowances on mortgage loans on real estate as of December 31, 2005 and 2004. There were no impaired mortgage loans on real estate or restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2005     2004    2003
                                                        ------  ------  ------
                                                          (IN THOUSANDS)
     Fixed maturities                                  $8,656   $8,912  $8,415
     Mortgage loans on real estate                        384      221       -
     Cash, cash equivalents and short-term investments    471      411     137
                                                        ------  ------  ------
       Total                                            9,511    9,544   8,552
     Less: Investment expenses                             12       11       9
                                                        ------  ------  ------
       Net investment income                           $9,499   $9,533  $8,543
                                                        ======  ======  ======

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           ------------------------
                                             2005    2004     2003
                                           -------  ------  -------
                                                (IN THOUSANDS)
           Fixed maturities                $(1,513) $1,182  $(1,036)
           Mortgage loans on real estate        45     (45)       -
           Derivatives                        (218)    (11)       -
           Other                                (8)      -       50
                                           -------  ------  -------
             Net investment gains (losses) $(1,694) $1,126  $  (986)
                                           =======  ======  =======

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                 -----------------------
                                                  2005    2004     2003
                                                 -----  -------  -------
                                                      (IN THOUSANDS)
      Fixed maturities                           $ 561  $ 2,545  $ 5,647
      Amount related to:
        DAC                                       (183)  (1,249)  (2,281)
      Deferred income taxes                       (132)    (454)  (1,178)
                                                 -----  -------  -------
        Net unrealized investment gains (losses) $ 246  $   842  $ 2,188
                                                 =====  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                        2005     2004    2003
                                                      -------  -------  ------
                                                           (IN THOUSANDS)
 Balance, beginning of year                           $   842  $ 2,188  $1,289
 Unrealized investment gains (losses) during the year  (1,984)  (3,102)  1,144
 Unrealized investment gains (losses) relating to:
   DAC                                                  1,066    1,032     239
 Deferred income taxes                                    322      724    (484)
                                                      -------  -------  ------
 Balance, end of year                                 $   246  $   842  $2,188
                                                      =======  =======  ======
 Net change in unrealized investment gains (losses)   $  (596) $(1,346) $  899
                                                      =======  =======  ======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The Company had interest rate swaps with a notional amount of $10,000 thousand at December 31, 2005. The fair value of the interest rate swaps was $234 thousand at December 31, 2005. The maturity of the interest rate swaps at December 31, 2005 was greater than one year but within five years. The interest rate swaps do not qualify for hedge accounting under FAS 133. The Company held no open positions at December 31, 2004.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The company had no credit default swaps at December 31, 2005, 2004 and 2003.

      The Company recognized $29 thousand of net investment gains from non-qualifying hedge settlement payments for the year ended December 31, 2005. The Company did not recognize net investment gains (losses) from non-qualifying settlement payments for the years ended December 31, 2004 and 2003.

      For the years ended December 31, 2005 and 2004, the Company recognized as net investment gains (losses) changes in fair value of ($247) thousand and ($11) thousand, respectively, related to derivatives that do not qualify for hedge accounting. The Company did not have non-qualifying hedges during the year ended December 31, 2003.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                             DEFERRED
                                              POLICY    VALUE OF
                                            ACQUISITION BUSINESS
                                               COSTS    ACQUIRED  TOTAL
                                            ----------- -------- -------
                                                   (IN THOUSANDS)
      Balance at January 1, 2003              $13,922    $1,184  $15,106
       Capitalizations                          8,047         -    8,047
                                              -------    ------  -------
         Total                                 21,969     1,184   23,153
                                              -------    ------  -------
      Less amortization related to:
       Net investment gains (losses)             (145)      (10)    (155)
       Unrealized investment gains (losses)      (147)      (92)    (239)
       Other expenses                           1,466       169    1,635
                                              -------    ------  -------
         Total amortization                     1,174        67    1,241
                                              -------    ------  -------
      Balance at December 31, 2003             20,795     1,117   21,912
       Capitalizations                         29,169         -   29,169
                                              -------    ------  -------
         Total                                 49,964     1,117   51,081
                                              -------    ------  -------
      Less amortization related to:
       Net investment gains (losses)              188        12      200
       Unrealized investment gains (losses)      (978)      (54)  (1,032)
       Other expenses                           9,944      (574)   9,370
                                              -------    ------  -------
         Total amortization                     9,154      (616)   8,538
                                              -------    ------  -------
       Dispositions and other                      (8)       (2)     (10)
      Balance at December 31, 2004             40,802     1,731   42,533
       Capitalizations                          4,435         -    4,435
                                              -------    ------  -------
         Total                                 45,237     1,731   46,968
                                              -------    ------  -------
      Less amortization related to:
       Net investment gains (losses)             (250)      (16)    (266)
       Unrealized investment gains (losses)      (948)     (118)  (1,066)
       Other expenses                           6,209     1,074    7,283
                                              -------    ------  -------
         Total amortization                     5,011       940    5,951
                                              -------    ------  -------
      Balance at December 31, 2005            $40,226    $  791  $41,017
                                              =======    ======  =======

      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $138 thousand in 2006, $171 thousand in 2007, $139 thousand in 2008, $85 thousand in 2009, and $56 thousand in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions used in establishing DAC and VOBA amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a benefit of $2,700 thousand, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a charge of $4,000 thousand, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

      The events described above that impacted DAC and VOBA amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company recorded a benefit of $800 thousand, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company recorded a charge of $300 thousand, before income tax, causing an increase in amortization.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the balance sheets, are as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                             2005         2004
                                             -------     -------
                                            (IN THOUSANDS)
                    Balance at January 1   $11,907      $ 3,548
                    Capitalization           9,336       10,739
                    Amortization              (953)      (2,380)
                                             -------     -------
                    Balance at December 31 $20,290      $11,907
                                             =======     =======

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                 DECEMBER 31,
                           ------------------------------------------------------
                                       2005                         2004
                           -------------------------    -------------------------
                           IN THE EVENT       AT        IN THE EVENT       AT
                             OF DEATH    ANNUITIZATION    OF DEATH    ANNUITIZATION
                           ------------  -------------  ------------  -------------
                                                (IN THOUSANDS)
RETURN OF NET DEPOSITS
Account value               $ 179,179            N/A     $  93,588            N/A
Net amount at risk          $      17(1)         N/A     $     343(1)         N/A
Average attained age of
  contractholders            61 years            N/A      61 years            N/A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
Account value               $ 526,743      $ 594,333     $ 305,448      $ 317,155
Net amount at risk          $     178(1)   $     574(2)  $      54(1)   $      50(2)
Average attained age of
  contractholders            60 years       59 years      60 years       59 years

      --
         (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

         (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $1,100 thousand and $300 thousand at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amount. Therefore, the Company has no net liability at December 31, 2005 and December 31, 2004.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                          -----------------
                                            2005     2004
                                          -------- --------
                                           (IN THOUSANDS)
                    Mutual Fund Groupings
                    Equity                $591,665 $288,589
                    Bond                    43,157   47,984
                    Balanced                18,143   16,766
                    Money Market            11,512    3,529
                    Specialty                6,124    5,728
                                          -------- --------
                      TOTAL               $670,601 $362,596
                                          ======== ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $676,597 thousand and $369,996 thousand at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as investment-type product policy fees and totaled $8,007 thousand, $3,951 thousand and $755 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

      For the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amount reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      exposure to particular travel, avocation and lifestyle hazards. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                                 2005         2004
                                                                 ---          ---
                                                               (IN THOUSANDS)
   Direct premiums earned                                      $ 3,457       $405
   Reinsurance ceded                                            (1,431)       (22)
                                                                 -------     ----
   Net premiums earned                                         $ 2,026       $383
                                                                 =======     ====
   Reinsurance recoveries netted against policyholder benefits $ 2,131       $187
                                                                 =======     ====

      The Company had no reinsurance recoveries netted against policyholder benefits for the year ended December 31, 2003.

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in other receivables, were $2,678 thousand and $343 thousand at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $486 thousand and $17 thousand at December 31, 2005 and 2004, respectively.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                               2005     2004    2003
                                              ------  -------  ------
                                                   (IN THOUSANDS)
         Current:
           Federal                            $ (366) $ 3,505  $1,568
           State                                  62        6       -
         Deferred:
           Federal                             2,701   (3,699)   (267)
                                              ------  -------  ------
         Provision (benefit) for income taxes $2,397  $  (188) $1,301
                                              ======  =======  ======

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ---------------------
                                                2005      2004   2003
                                               ------    -----  ------
                                                   (IN THOUSANDS)
          Tax provision at U.S. statutory rate $2,717    $(123) $1,277
          Tax effect of:
            Tax preferred investment income      (360)     (10)     (2)
            State tax net of federal benefit       40        4       -
            Other, net                              -      (59)     26
                                               ------    -----  ------
          Provision (benefit) for income taxes $2,397    $(188) $1,301
                                               ======    =====  ======

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                      DECEMBER 31,
                                                     ---------------
                                                      2005    2004
                                                     ------- -------
                                                     (IN THOUSANDS)
            Deferred income tax assets:
            Liability for future policy benefits     $ 8,305 $13,061
            Tax basis of intangible assets purchased      11     263
            Capital and operating loss carryforwards   8,620   7,258
            Other, net                                    75       -
                                                     ------- -------
              Total deferred tax assets               17,011  20,582
                                                     ------- -------
            Deferred income tax liabilities:
            Deferred policy acquisition costs         12,513  13,705
            Investments                                2,042   1,699
            Net unrealized investment gains              132     454
            Other, net                                     -      20
                                                     ------- -------
              Total deferred tax liabilities          14,687  15,878
                                                     ------- -------
            Net deferred income tax asset            $ 2,324 $ 4,704
                                                     ======= =======

      The Company has capital loss carryforwards of $1,685 thousand at December 31, 2005 which will expire between 2008 and 2010. The Company has net operating loss carryforwards of $22,944 thousand which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      adjustment that might be required for open years will not have a material effect on the Company's financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      Various litigation claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the New York State Insurance Law, the maximum amount of distributions which can be made to MetLife in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of (i) 10% of the Company's surplus as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Any dividends paid whether or not in excess of the aforementioned requirements need approval of the New York Commissioner of Insurance. At December 31, 2005, the Company's statutory net gain from operations was less than zero, therefore the Company cannot pay a dividend in 2006 without prior approval from the state insurance regulatory authorities.

      The Company received cash capital contributions of $28,200 thousand and $10,000 thousand from MetLife for the years ended December 31, 2005 and 2004, respectively.

      STATUTORY EQUITY AND INCOME

      The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance ("Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

      Statutory net income (loss) of the Company, a New York domiciled insurer, was ($15,871) thousand, ($15,402) thousand and $4,318 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $43,134 thousand and $29,997 thousand at December 31, 2005 and 2004, respectively.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                               2005     2004    2003
                                                             -------  -------  -----
                                                                  (IN THOUSANDS)
Holding losses on investments arising during the year        $(4,278) $(3,174) $(371)
Income tax effect of holding losses                            1,498    1,110    130
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                     1,731   (1,172)   987
  Amortization of premium and discount on investments            563    1,244    528
  Income tax effect                                             (803)     (25)  (530)
Allocation of holding gains on investments relating to other
  policyholder amounts                                         1,066    1,032    239
Income tax effect of allocation of holding gains to other
  policyholder amounts                                          (373)    (361)   (84)
                                                             -------  -------  -----
Other comprehensive income (loss)                            $  (596) $(1,346) $ 899
                                                             =======  =======  =====

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                     ---------------------------
                                       2005      2004      2003
                                     --------  --------  -------
                                            (IN THOUSANDS)
              Compensation           $     66  $     73  $    99
              Commissions              19,175    26,347    7,082
              Reinsurance allowances  (22,878)      (22)       -
              Amortization of DAC       7,017     9,570    1,480
              Capitalization of DAC    (4,435)  (29,169)  (8,047)
              Other                     7,423     5,640    2,868
                                     --------  --------  -------
                Total other expenses $  6,368  $ 12,439  $ 3,482
                                     ========  ========  =======

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

      required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2005               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $170,467  $170,467
                Mortgage loans on real estate $  7,834  $  7,721
                Short-term investments        $  6,649  $  6,649
                Cash and cash equivalents     $  6,307  $  6,307
              LIABILITIES:
                Policyholder account balances $731,422  $700,291

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2004               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $183,755  $183,755
                Mortgage loans on real estate $  7,901  $  8,023
                Short-term investments        $  6,428  $  6,428
                Cash and cash equivalents     $ 18,355  $ 18,355
              LIABILITIES:
                Policyholder account balances $701,749  $666,439

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES

      The fair value of fixed maturities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosure.

11. RELATED PARTY TRANSACTIONS

      The Company is party to a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies. Metropolitan Life Insurance Company ("Metropolitan Life") provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 for the Company, recorded in other expenses were $7,536 thousand, $5,406 thousand and $2,231 thousand, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately $5,769 thousand and $10,479 thousand, respectively, relate primarily to MLIIC.

      Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

      The Company has various reinsurance agreements with affiliated entities. Included in other revenues are reinsurance financing fees received from Metropolitan Life, a related party, of $25,947 thousand, $25,157 thousand and $17,582 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Included in premiums and other receivables are ceded receivables to Metropolitan Life of $545,514 thousand and $495,138 thousand at December 31, 2005 and 2004, respectively.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (a wholly-owned subsidiary of MetLife, Inc.)
                    NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005 and 2004, respectively, the Company held $6,649 thousand and $6,428 thousand of its total invested assets in the Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the balance sheets of the Company.

      In the normal course of business, the Company transfers invested assets, consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $5,121 thousand and $5,244 thousand, and $25,246 thousand and $25,684 thousand, for the years ended December 31, 2005 and 2004, respectively. The Company did not transfer assets in 2003. The realized capital gains (losses) recognized on these transfers were $123 thousand and $438 thousand for the years ended December 31, 2005 and 2004, respectively. The Company purchased assets from affiliates with a fair market value of $1,041 thousand for the year ended December 31, 2005. There were no assets purchased from affiliates for the year ended December 31, 2004.

12. SUBSEQUENT EVENT

      On October 11, 2006, the Company received regulatory approval for the transfer of $19 million of assets from MetLife related to the value of distribution agreements ("VODA"), net of deferred income taxes, for which the Company receives the benefit. The VODA is related to MetLife's acquisition of The Travelers Insurance Company in July 2005. This will be recorded as a capital contribution and is expected to be received in the fourth quarter of 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       CONSOLIDATED FINANCIAL STATEMENTS DECEMBER 31, 2005, 2004 AND 2003
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as a cumulative effect of a change in accounting principle.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 25, 2006
(July 20, 2006 as to Note 17)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2005      2004
                                                              -------   -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $14,089 and $13,064, respectively)....  $15,086   $13,912
  Equity securities, at fair value (cost: $199 and $172,
     respectively)..........................................      201       178
  Mortgage loans on real estate.............................      896     1,090
  Policy loans..............................................    2,645     2,625
  Real estate and real estate joint ventures
     held-for-investment....................................       54        60
  Other limited partnership interests.......................       27        34
  Short-term investments....................................      153        86
  Other invested assets.....................................    3,391     2,846
                                                              -------   -------
          Total investments.................................   22,453    20,831
Cash and cash equivalents...................................      268       372
Accrued investment income...................................      169       165
Premiums and other receivables..............................    2,762     2,032
Deferred policy acquisition costs and value of business
  acquired..................................................    3,139     3,265
Other assets................................................      332       333
Separate account assets.....................................    2,783     3,068
                                                              -------   -------
          Total assets......................................  $31,906   $30,066
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 9,539   $ 8,897
  Policyholder account balances.............................    9,880     9,076
  Other policyholder funds..................................    1,903     1,827
  Policyholder dividends payable............................      106       113
  Long-term debt............................................      900       506
  Shares subject to mandatory redemption....................      159       158
  Current income taxes payable..............................       11        28
  Deferred income taxes payable.............................      696       635
  Payables for collateral under securities loaned and other
     transactions...........................................    1,383     1,461
  Other liabilities.........................................    1,683     1,635
  Separate account liabilities..............................    2,783     3,068
                                                              -------   -------
          Total liabilities.................................   29,043    27,404
                                                              -------   -------
Stockholder's Equity:
  Common stock, par value $1.00 per share; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....        3         3
  Additional paid-in capital................................    1,836     1,843
  Retained earnings.........................................      556       428
  Accumulated other comprehensive income....................      468       388
                                                              -------   -------
          Total stockholder's equity........................    2,863     2,662
                                                              -------   -------
          Total liabilities and stockholder's equity........  $31,906   $30,066
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004     2003
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,179   $3,713   $3,038
Universal life and investment-type product policy fees......     149      293      272
Net investment income.......................................   1,171    1,131    1,003
Other revenues..............................................      57       43       73
Net investment gains........................................      57       74       40
                                                              ------   ------   ------
          Total revenues....................................   5,613    5,254    4,426
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,714    3,203    2,645
Interest credited to policyholder account balances..........     374      400      361
Policyholder dividends......................................     171      173      198
Other expenses..............................................   1,147    1,256    1,073
                                                              ------   ------   ------
          Total expenses....................................   5,406    5,032    4,277
                                                              ------   ------   ------
Income from continuing operations before provision for
  income taxes..............................................     207      222      149
Provision for income taxes..................................      66       73       46
                                                              ------   ------   ------
Income from continuing operations...........................     141      149      103
Income (losses) from discontinued operations, net of income
  taxes.....................................................      --        1       (1)
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income taxes.......................................     141      150      102
Cumulative effect of a change in accounting, net of income
  taxes.....................................................      --       15        1
                                                              ------   ------   ------
Net income..................................................  $  141   $  165   $  103
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                               -----------------------------------------
                                                                                                  FOREIGN      MINIMUM
                                                       ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                  PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
                                    STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
                                  ---------   ------   ----------   --------   --------------   -----------   ----------   ------
Balance at January 1, 2003......    $ --        $3       $1,594       $207          $177            $(1)         $--       $1,980
  Issuance of preferred stock by
    subsidiary to the parent....      93                                                                                       93
  Issuance of shares by
    subsidiary..................                             24                                                                24
  Capital contribution..........                            131                                                               131
  Return of capital.............                             (3)                                                               (3)
  Dividends on common stock.....                                        (1)                                                    (1)
Comprehensive income (loss):
  Net income....................                                       103                                                    103
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      72                                       72
    Foreign currency translation
      adjustments...............                                                                     25                        25
    Minimum pension liability
      adjustment................                                                                                  (5)          (5)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               92
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              195
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2003....      93         3        1,746        309           249             24           (5)       2,419
  Contribution of preferred
    stock by parent to
    subsidiary and retirement
    thereof.....................     (93)                                                                                     (93)
  Issuance of shares by
    subsidiary..................                              4                                                                 4
  Capital contribution..........                             93                                                                93
  Dividends on common stock.....                                       (40)                                                   (40)
  Dividends on preferred
    stock.......................                                        (6)                                                    (6)
Comprehensive income (loss):
  Net income....................                                       165                                                    165
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                     107                                      107
    Foreign currency translation
      adjustments...............                                                                     14                        14
    Minimum pension liability
      adjustment................                                                                                  (1)          (1)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                              120
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              285
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2004....      --         3        1,843        428           356             38           (6)       2,662
Sale of subsidiary..............                              7                                                                 7
Dividends on common stock.......                                       (13)                                                   (13)
Comprehensive income (loss):
Equity transactions of majority
  owned subsidiary..............                            (14)                                                              (14)
  Net income....................                                       141                                                    141
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      75                                       75
  Foreign currency translation
    adjustments.................                                                                      3                         3
  Minimum pension liability
    adjustment..................                                                                                   2            2
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               80
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              221
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2005....    $ --        $3       $1,836       $556          $431            $41          $(4)      $2,863
                                    ====        ==       ======       ====          ====            ===          ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   141   $   165   $   103
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................       12        14        16
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (11)      (17)      (50)
     (Gains) losses from sales of investments and business,
       net..................................................      (57)      (75)      (39)
     Interest credited to policyholder account balances.....      374       400       361
     Universal life and investment-type product policy
       fees.................................................     (149)     (293)     (272)
     Change in premiums and other receivables...............      (25)      151      (397)
     Change in deferred policy acquisitions costs, net......     (219)     (551)     (818)
     Change in insurance related liabilities................      874       722     1,785
     Change in income taxes payable.........................      (14)       90        65
     Change in other assets.................................      (99)       14        46
     Change in other liabilities............................       52       173       171
     Other, net.............................................       (2)      (16)      (10)
                                                              -------   -------   -------
Net cash provided by operating activities...................      877       777       961
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturities.......................................    5,353     5,411     5,439
     Equity securities......................................       --        16         5
     Mortgage loans on real estate..........................      194        90       167
     Real estate and real estate joint ventures.............        6        19        33
     Other limited partnership interests....................        2        --        --
  Purchases of:
     Fixed maturities.......................................   (6,686)   (6,783)   (7,404)
     Equity securities......................................      (28)      (29)      (39)
     Mortgage loans on real estate..........................      (38)     (223)     (284)
     Real estate and real estate joint ventures.............       (1)       (2)       (2)
     Other limited partnership interests....................       --        (1)       (1)
  Net change in short-term investments......................      (67)        4        18
  Proceeds from sales of businesses.........................       37        --        --
  Net change in other invested assets.......................     (521)     (572)     (711)
  Other, net................................................      (18)      (52)      (90)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(1,767)  $(2,122)  $(2,869)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004      2003
                                                              ------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................   1,424     2,245     2,015
     Withdrawals............................................    (953)   (1,139)   (1,092)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     (78)      282       500
  Net change in short-term debt.............................      --        --       (19)
  Long-term debt issued.....................................     397         8        70
  Long-term debt repaid.....................................      (3)       (4)       --
  Sale of subsidiary........................................       7        --        --
  Proceeds from offering of common stock by subsidiary,
     net....................................................      --        --       398
  Dividends on preferred stock..............................      --        (7)       --
  Dividends on common stock.................................     (13)      (40)       (1)
  Other, net................................................       5         3         8
                                                              ------   -------   -------
Net cash provided by financing activities...................     786     1,348     1,879
                                                              ------   -------   -------
Change in cash and cash equivalents.........................    (104)        3       (29)
Cash and cash equivalents, beginning of year................     372       369       398
                                                              ------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  268   $   372   $   369
                                                              ======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   48   $    49   $     5
                                                              ======   =======   =======
     Income taxes...........................................  $  143   $    36   $    42
                                                              ======   =======   =======
  Non-cash transactions during the year:
     Real estate acquired in satisfaction of debt...........  $   --   $    --   $    13
                                                              ======   =======   =======
     Transfer from funds withheld at interest to fixed
       maturities...........................................  $   --   $   606   $    --
                                                              ======   =======   =======
     Non-cash capital contribution from parent..............  $   --   $    93   $   131
                                                              ======   =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (the "Company"), is a wholly owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica Financial, LLC, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American, Reinsurance Group of America ("RGA") and Paragon Life Insurance Company ("Paragon"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2005 and 52% in 2004 and 2003. See Note 9.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,200 million and $1,096 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $282 million and $500 million relating to the net change in payables for collateral under securities loaned and other transactions was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's principal investments are in fixed maturities, equity securities and mortgage loans on real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company can also purchase investment securities, issue certain insurance policies and engage in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

SIGNIFICANT ACCOUNTING POLICIES

Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturity and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities are recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate and real estate joint ventures held-for-investment, including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate and real estate joint ventures held-for-sale are stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate and real estate joint ventures held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily structured notes. These transactions enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities through structured notes and similar instruments.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within net investment gains (losses). The Company had no hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally forty years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $99 million and $110 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $65 million and $69 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $7 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $57 million and $52 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $30 million and $21 million at December 31, 2005 and 2004, respectively. Related amortization expense was $11 million, $8 million and $6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the deferred costs of acquiring new and renewal insurance business, which varies with, and is primarily related to, the production of that business. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $134     $137     $153
Dispositions and other......................................     --       (3)     (16)
                                                               ----     ----     ----
Balance, end of year........................................   $134     $134     $137
                                                               ====     ====     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model.

Liability for Future Policy Benefits and Policyholder Account Balances

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 21% and 23% of the Company's life insurance in-force, and 41% and 45% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 97%, 92% and 92% of gross life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of RGA.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

     Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to disability contracts are recognized on a pro rata basis over the applicable contract term.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such revenues are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiary.

Federal Income Taxes

     The Company and its includable life insurance subsidiary, Paragon, file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

Reinsurance

     The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
(iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $1 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of the Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December, 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. Implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued FSP 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     In May, 2004, the FASB issued FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the net periodic postretirement benefit cost was reduced by $1 million, for 2004. The Company's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on its consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practices Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $16 million, including the cumulative effect of a change in accounting.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51("FIN 46"), and its December 2003 revision ("FIN 46(r)"). A Variable Interest Entity ("VIE") is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 9.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The Company's activities subject to this guidance in 2005, 2004 and 2003 were not significant.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  INVESTMENTS

FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
U.S. treasury/agency securities...................       434          3        2         435       2.9
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
Foreign government securities.....................     1,396        454        1       1,849      12.3
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

                                                                    DECEMBER 31, 2004
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,199     $  369     $ 15     $ 5,553      39.9%
Residential mortgage-backed securities............     2,535         35        8       2,562      18.4
Foreign corporate securities......................     1,589        238        2       1,825      13.1
U.S. treasury/agency securities...................       736          4        2         738       5.3
Commercial mortgage-backed securities.............     1,016         38        2       1,052       7.6
Asset-backed securities...........................       638          8        2         644       4.6
Foreign government securities.....................     1,223        218        1       1,440      10.4
State and political subdivision securities........        28          1       --          29       0.2
Other fixed maturity securities...................       100          2       33          69       0.5
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $13,064     $  913     $ 65     $13,912     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    27     $    1     $ --     $    28      15.7%
Non-redeemable preferred stocks...................       145          5       --         150      84.3
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   172     $    6     $ --     $   178     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company held foreign currency derivatives with notional amounts of $33 million and $42 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $416 million and $411 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $20 million and $44 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million and $4 million at December 31, 2005 and 2004, respectively. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities at December 31, 2005 and 2004.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2005                     2004
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   232     $   234      $   398     $   373
Due after one year through five years.........     1,571       1,617        1,705       1,772
Due after five years through ten years........     2,996       3,078        2,994       3,157
Due after ten years...........................     4,490       5,375        3,778       4,352
                                                 -------     -------      -------     -------
          Subtotal............................     9,289      10,304        8,875       9,654
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities...........     4,800       4,782        4,189       4,258
                                                 -------     -------      -------     -------
          Total fixed maturities..............   $14,089     $15,086      $13,064     $13,912
                                                 =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $5,608   $2,555   $2,731
Gross investment gains.....................................  $   99   $   96   $   70
Gross investment losses....................................  $  (65)  $  (32)  $  (30)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturity and equity securities of $2 million, $14 million and $38 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
U.S. treasury/agency securities....      214          2            1          --           215           2
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
Foreign government securities......       87          1           --          --            87           1
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturities...........   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2004
                                     --------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     ----------------------   ------------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED       GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE         LOSS         VALUE        LOSS
                                     ---------   ----------   ----------   -----------   ---------   ----------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $  848        $10          $137         $  5        $  985        $15
Residential mortgage-backed
  securities.......................      798          7            14            1           812          8
Foreign corporate securities.......      151          2            12           --           163          2
U.S. treasury/agency securities....      437          2            --           --           437          2
Commercial mortgage-backed
  securities.......................      180          2            --           --           180          2
Asset-backed securities............      185          1            12            1           197          2
Foreign government securities......       96          1            --           --            96          1
State and political subdivision
  securities.......................       10         --            --           --            10         --
Other fixed maturity securities....       37         33            12           --            49         33
                                      ------        ---          ----         ----        ------        ---
  Total fixed maturities...........   $2,742        $58          $187         $  7        $2,929        $65
                                      ======        ===          ====         ====        ======        ===
Equity securities..................   $   37        $--          $ --         $ --        $   37        $--
                                      ======        ===          ====         ====        ======        ===
Total number of securities in an
  unrealized loss position.........      715                       55                        770
                                      ======                     ====                     ======

AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturity and equity securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST           LOSSES             SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2004
                                         --------------------------------------------------------------
                                              COST OR           GROSS UNREALIZED         NUMBER OF
                                           AMORTIZED COST            LOSSES              SECURITIES
                                         ------------------   --------------------   ------------------
                                         LESS THAN   20% OR   LESS THAN    20% OR    LESS THAN   20% OR
                                            20%       MORE       20%        MORE        20%       MORE
                                         ---------   ------   ---------   --------   ---------   ------
                                                 (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months...................   $2,208      $--        $43      $     --      222         1
Six months or greater but less than
  nine months..........................      481       --         12            --      459         1
Nine months or greater but less than
  twelve months........................      148       --          3            --       32        --
Twelve months or greater...............      193        1          7            --       52         3
                                          ------      ---        ---      --------      ---       ---
  Total................................   $3,030      $ 1        $65      $     --      765         5
                                          ======      ===        ===      ========      ===       ===

     As of December 31, 2005, $148 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $65 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,266 million and $1,345 million and an estimated fair value of $1,312 million and $1,415 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,371 million and $1,461 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $842 million and $730 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,452 million and $1,608 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,316 million and $2,745 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                 DECEMBER 31,
                                                      -----------------------------------
                                                            2005               2004
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)
Commercial mortgage loans...........................   $883       98%    $1,071      98%
Agricultural mortgage loans.........................     14        2%        22       2%
                                                       ----      ---     ------     ---
          Total.....................................    897      100%     1,093     100%
                                                                 ===                ===
Less: Valuation allowances..........................      1                   3
                                                       ----              ------
          Mortgage loans on real estate.............   $896              $1,090
                                                       ====              ======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 27%, 8% and 7% of the properties were located in California, Illinois and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................    $ 3       $ 2      $  6
Additions...................................................     --         2         9
Deductions..................................................     (2)       (1)      (13)
                                                                ---       ---      ----
Balance, end of year........................................    $ 1       $ 3      $  2
                                                                ===       ===      ====

     The Company did not have impaired mortgage loans on real estate at December 31, 2005. The Company held $10 million of impaired mortgage loans on real estate, none of which had valuation allowances, at December 31, 2004.

     The average investment in impaired loans was $3 million, $11 million and $42 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was less than $1 million, $2 million and $3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     There were no restructured mortgage loans on real estate at December 31, 2005 and 2004.

     There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     The Company had real estate and real estate joint ventures held for investment of $54 million and $60 million at December 31, 2005 and 2004, respectively.

     Accumulated depreciation on real estate was $13 million and $12 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $1 million for each of the years ended December 31, 2005, 2004 and 2003. The Company did not have depreciation expense related to discontinued operations for the year ended December 31, 2005. There was less than $1 million of depreciation expense related to discontinued operations for each of the years ended December 31, 2004 and 2003.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2005               2004
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        69%     $39        65%
Industrial...........................................    17        31%      21        35%
                                                        ---       ---      ---       ---
          Total......................................   $54       100%     $60       100%
                                                        ===       ===      ===       ===

     At December 31, 2005, 100% of the Company's real estate holdings were located in California.

     There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-investment for the years ended December 31, 2005, 2004, and 2003. There was no investment income (expense) related to real estate and real estate joint ventures held-for-sale for the years ended December 31, 2005, 2004 and 2003.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2005 and 2004.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturities...........................................  $  772   $  700   $  615
Equity securities..........................................      11       19        7
Mortgage loans on real estate..............................      75       76       76
Real estate and real estate joint ventures.................      11       14        7
Policy loans...............................................     159      159      170
Other limited partnership interests........................      (5)      (4)      (6)
Cash, cash equivalents and short-term investments..........      11        6       11
Interest on funds held at interest.........................     192      225      151
Other......................................................       9      (25)      --
                                                             ------   ------   ------
          Total............................................   1,235    1,170    1,031
Less: Investment expenses..................................      64       39       28
                                                             ------   ------   ------
          Net investment income............................  $1,171   $1,131   $1,003
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Fixed maturities............................................   $ 32       $46       $ 1
Equity securities...........................................     --         4         1
Mortgage loans on real estate...............................     10         1        (8)
Real estate and real estate joint ventures..................      4         2         1
Other limited partnership interests.........................     --        (3)       --
Derivatives.................................................    (15)       31        50
Other.......................................................     26        (7)       (5)
                                                               ----       ---       ---
          Net investment gains (losses).....................   $ 57       $74       $40
                                                               ====       ===       ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $ 997    $ 848    $ 675
Equity securities...........................................      2        6       11
Derivatives.................................................     (2)       1       --
Minority interest...........................................   (171)    (105)     (69)
Other invested assets.......................................    (39)     (57)     (31)
                                                              -----    -----    -----
          Total.............................................    787      693      586
                                                              -----    -----    -----
Amounts relating to:
          Deferred policy acquisition costs.................    (45)     (87)    (164)
                                                              -----    -----    -----
          Deferred income taxes.............................   (311)    (250)    (173)
                                                              -----    -----    -----
          Total.............................................   (356)    (337)    (337)
                                                              -----    -----    -----
          Net unrealized investment gains (losses)..........  $ 431    $ 356    $ 249
                                                              =====    =====    =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $356     $249     $177
Unrealized investment gains (losses) during the year........     94      107      143
Unrealized gains (losses) relating to:
          Deferred policy acquisition costs.................     42       77      (10)
          Deferred income taxes.............................    (61)     (77)     (61)
                                                               ----     ----     ----
Balance, end of year........................................   $431     $356     $249
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $ 75     $107     $ 72
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $61 million and $60 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $3 million, $5 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively.

VARIABLE INTEREST ENTITIES

     As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46 and FIN 46(r) did not require the Company to consolidate any VIEs that were not previously consolidated.

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS(1)      LOSS(2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................     $17           $9
                                                                 ===           ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheets had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                         CURRENT MARKET OR                 CURRENT MARKET OR
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Interest rate swaps........................   $  377     $38         $ 1         $376      $47         $6
Foreign currency swaps.....................       33       1           3           42        1          3
Foreign currency forwards..................      546      --          37           --       --         --
Options....................................       --      --          --            6        1         --
Credit default swaps.......................      155      --          --           --       --         --
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The above table does not include notional values for equity variance swaps. At December 31, 2005, the Company owned 4,500 equity variance swap contracts. At December 31, 2004, the Company did not own any equity variance swap contracts. The market value of equity variance swaps were insignificant and were not included in the preceding table.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                                     REMAINING LIFE
                                                --------------------------------------------------------
                                                           AFTER ONE    AFTER FIVE
                                                              YEAR         YEARS
                                                ONE YEAR    THROUGH       THROUGH     AFTER TEN
                                                OR LESS    FIVE YEARS    TEN YEARS      YEARS     TOTAL
                                                --------   ----------   -----------   ---------   ------
                                                                     (IN MILLIONS)
Interest rate swaps...........................    $ 12        $117         $ 92         $156      $  377
Foreign currency swaps........................      --           2           20           11          33
Foreign currency forwards.....................     546          --           --           --         546
Credit default swaps..........................      --         155           --           --         155
                                                  ----        ----         ----         ----      ------
  Total.......................................    $558        $274         $112         $167      $1,111
                                                  ====        ====         ====         ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As previously stated, equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Fair value.................................   $    5     $ 1         $--         $ 38      $ 2         $2
Cash flow..................................       26      --           3           55        1          1
Non-qualifying.............................    1,080      38          38          331       46          6
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The Company recognized an insignificant amount of net investment expense from qualifying settlement payments for the years ended December 31, 2005, 2004 and 2003.

     The Company recognized net investment gains from non-qualifying settlement payments of $11 million, $18 million, and $22 million for the years ended December 31, 2005, 2004 and 2003, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years December 31, 2005, 2004 and 2003. Changes in the fair value of the derivatives and the hedged items were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the year ended December 31, 2005 and 2004, the net amounts accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the years ended December 31, 2003, the net amounts deferred and accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2005, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; and (v) equity variance swaps to economically hedge liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($34) million, ($13) million and ($17) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts are modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $7 million, $26 million and $45 million, respectively.

CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $12 million. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

     The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

Deferred Policy Acquisition Costs and Value of Business Acquired

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                             DEFERRED
                                                              POLICY      VALUE OF
                                                            ACQUISITION   BUSINESS
                                                               COSTS      ACQUIRED   TOTAL
                                                            -----------   --------   ------
                                                                     (IN MILLIONS)
Balance at January 1, 2003................................    $1,203        $572     $1,775
  Capitalizations.........................................       958          --        958
  Acquisitions............................................       218          --        218
                                                              ------        ----     ------
          Total...........................................     2,379         572      2,951
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        29          (5)        24
     Unrealized investment gains (losses).................        18          (8)        10
     Other expenses.......................................       383          41        424
                                                              ------        ----     ------
          Total amortization..............................       430          28        458
                                                              ------        ----     ------
  Less: Dispositions and other............................       (54)        (92)      (146)
                                                              ------        ----     ------
Balance at December 31, 2003..............................     2,003         636      2,639
  Capitalizations.........................................       960          --        960
                                                              ------        ----     ------
          Total...........................................     2,963         636      3,599
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................         3           1          4
     Unrealized investment gains (losses).................        --         (77)       (77)
     Other expenses.......................................       450          41        491
                                                              ------        ----     ------
          Total amortization..............................       453         (35)       418
                                                              ------        ----     ------
  Less: Dispositions and other............................      (107)         23        (84)
                                                              ------        ----     ------
Balance at December 31, 2004..............................     2,617         648      3,265
  Capitalizations.........................................       649          --        649
                                                              ------        ----     ------
          Total...........................................     3,266         648      3,914
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        12           2         14
     Unrealized investment gains (losses).................       (28)        (14)       (42)
     Other expenses.......................................       652          31        683
                                                              ------        ----     ------
          Total amortization..............................       636          19        655
                                                              ------        ----     ------
  Less: Dispositions and other............................       120          --        120
                                                              ------        ----     ------
Balance at December 31, 2005..............................    $2,510        $629     $3,139
                                                              ======        ====     ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $34 million in 2006, $32 million in 2007, $31 million in 2008, $32 million in 2009, and $33 million in 2010.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Guarantees

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company may contractually guarantee to the contractholder a secondary guarantee benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

Annuity Contracts

                                             DECEMBER 31, 2005                DECEMBER 31, 2004
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
TWO TIER ANNUITIES
  General account value..............       N/A               $299           N/A               $301
  Net amount at risk.................       N/A                $36(1)        N/A                $36(1)
  Average attained age of
     contractholders.................       N/A           58 years           N/A           58 years

Universal and Variable Life Contracts

                                                DECEMBER 31, 2005         DECEMBER 31, 2004
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
Account value (general and separate
  account).................................       $924       N/A            $722       N/A
Net amount at risk.........................    $19,900(2)    N/A         $17,594(2)    N/A
Average attained age of policyholders......   55 years       N/A        54 years       N/A

---------------

(1) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

(2) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                        UNIVERSAL AND
                                          ANNUITY CONTRACTS        VARIABLE LIFE CONTRACTS
                                      --------------------------   -----------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Mutual fund groupings
  Equity.............................................         $11                 $7
  Bond...............................................           1                  1
  Money Market.......................................           2                  1
                                                              ---                 --
     Total...........................................         $14                 $9
                                                              ===                 ==

Separate Accounts

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,435 million and $2,727 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $348 million and $341 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.0% and 5.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $113 million, $110 million and $101 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practice was initiated for different products starting at various points in time between the mid 1990's and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $2.5 million per life and reinsure 100% of amounts in excess of the Company's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums earned.....................................  $  445   $  485   $  511
Reinsurance assumed........................................   4,222    3,648    2,925
Reinsurance ceded..........................................    (488)    (420)    (398)
                                                             ------   ------   ------
Net earned premiums........................................  $4,179   $3,713   $3,038
                                                             ======   ======   ======
Reinsurance recoveries netted against policyholder
  benefits.................................................  $   57   $  177   $  119
                                                             ======   ======   ======

     Written premiums are not materially different than earned premiums in the preceding table.

     The reinsurance assumed premium for the years ended December 31, 2005, 2004, and 2003 include $4,220 million, $3,645 million, and $2,923 million, respectively, from RGA.

     Reinsurance recoverables, included in premiums and other receivables, were $1,029 million and $932 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payable, included in other liabilities, were $61 million and $10 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  LONG-TERM DEBT

     At December 31, 2005 and 2004, long-term debt outstanding is as follows:

                                                INTEREST RATES
                                           ------------------------                 DECEMBER 31,
                                                           WEIGHTED                 -------------
                                               RANGE       AVERAGE     MATURITY     2005    2004
                                           -------------   --------   -----------   -----   -----
                                                                                    (IN MILLIONS)
Senior notes.............................  6.75% - 7.25%     6.92%    2006 - 2011   $300    $300
Fixed rate notes.........................   4.2% - 6.32%     4.96%    2006 - 2010    102     106
Other notes..............................    8% - 12%       10.07%    2009 - 2016      1       1
Junior subordinated debentures...........      6.75%         6.75%       2065        398      --
Surplus notes............................      7.63%         7.63%       2024         99      99
                                                                                    ----    ----
  Total..................................                                           $900    $506
                                                                                    ====    ====

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065. RGA has the option to defer interest payments, subject to certain limitations. In addition, interest payments are mandatorily deferred if RGA does not meet specified capital adequacy, net income and shareholders' equity levels. Upon an optional or mandatory deferral, RGA is not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. The subordinated debentures are redeemable at RGA's option.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes, other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $126 million in 2006, $26 million in 2007, less than $1 million in 2008 and 2009, $50 million in 2010 and $698 million thereafter.

Credit Facilities and Letters of Credit

     RGA maintains committed and unsecured credit facilities aggregating $652 million as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with respective agreements. The following table provides details on these facilities as of December 31, 2005:

                                                               LETTER OF CREDIT                UNUSED
BORROWER(S)                          EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
-----------                        --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
RGA..............................  January 2006       $ 26           $ --           $ 26        $ --
RGA..............................  May 2007             26             --             26          --
RGA..............................  September 2010      600            320             50         230
                                                      ----           ----           ----        ----
Total............................                     $652           $320           $102        $230
                                                      ====           ====           ====        ====

     At December 31, 2005 and 2004, RGA had outstanding $457 million and $403 million, respectively, in letters of credit from various banks, of which $320 million and $0, respectively, were part of committed facilities.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $10 million, or $25 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2005, RGA had $800 million in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2005 was $26 million.

Other

     Interest expense related to the Company's indebtedness included in other expenses was $50 million, $49 million and $48 million for the years ended December 31, 2005, 2004 and 2003, respectively.

7. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million, net of unamortized discount of $66 million and $67 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

8.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $ 23       $(7)      $29
  Foreign...................................................     70         4         1
                                                               ----       ---       ---
                                                                 93        (3)       30
Deferred:
  Federal...................................................    (31)       70         7
  Foreign...................................................      4         6         9
                                                               ----       ---       ---
                                                                (27)       76        16
                                                               ----       ---       ---
Provision for income taxes..................................   $ 66       $73       $46
                                                               ====       ===       ===

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $72       $78       $52
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............    (2)       (1)       (1)
  Tax preferred investment income...........................    --        (1)       (1)
  Tax credits...............................................    (1)       (3)       (5)
  State tax net of federal benefit..........................     1         1         1
  Corporate owned life insurance............................    (1)       (2)       (2)
  Valuation allowance for carryforward items................    (2)       (2)        1
  Other, net................................................    (1)        3         1
                                                               ---       ---       ---
  Provision for income taxes................................   $66       $73       $46
                                                               ===       ===       ===

     The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $   --   $  314
  Employee benefits.........................................      28       36
  Loss and credit carryforwards.............................     728      333
  Other, net................................................      51       78
                                                              ------   ------
                                                                 807      761
  Less valuation allowance..................................       5        9
                                                              ------   ------
                                                                 802      752
                                                              ------   ------
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................   1,002    1,024
  Policyholder liabilities and receivables..................     137       --
  Investments...............................................      39       22
  Net unrealized investment gains...........................     311      250
  Other, net................................................       9       91
                                                              ------   ------
                                                               1,498    1,387
                                                              ------   ------
Net deferred income tax liability...........................  $ (696)  $ (635)
                                                              ======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries, except for RGA International Reinsurance Company Ltd., because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred income tax assets established will be realized except for the amount of the valuation allowance. A valuation allowance for deferred income tax assets of approximately $5 million and $9 million at December 31, 2005 and 2004, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, and RGA Financial Products. At December 31, 2005, the Company's subsidiaries had net operating loss carryforwards of $1,630 million and capital loss carryforwards of $163 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims".

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by the Company between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

     Certain class members have opted out of the class action settlement noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2005, there are approximately 34 sales practice lawsuits pending against the Company. The Company continues to defend itself vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against the Company.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (Paul Revere Life Insurance Company) and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively, a new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere Life Insurance Company, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration.

     RGA is currently a party to three arbitrations that involve its discontinued accident and health business, including personal accident business (including London market excess of loss business) and workers' compensation carve-out business. RGA is also party to one pending and one threatened arbitration related to its life reinsurance business. In addition, RGA has been joined in a suit filed against one of its ceding companies alleging wrongful denial of a life insurance claim. As of January 31, 2006, the parties involved in these actions have raised claims, or established liabilities that may result in claims, in the amount of approximately $32 million, which is approximately $28 million in excess of the liabilities recorded by RGA. The Company generally has little information regarding any liabilities established by the ceding companies, and must rely on management estimates to establish policy claim liabilities. It is possible that any such liabilities could be increased in the future. Management believes it has substantial defenses upon which to contest these claims, including but not limited to misrepresentation and breach of contract by direct and indirect ceding companies.

     RGA has reinsured privately-owned pension funds that were formed as a result of reform and privatization of Argentina's social security system. RGA ceased renewal of reinsurance treaties associated with privatized pension contracts in Argentina during 2001 because of adverse experience on this business, as several aspects of the pension fund claims flow did not develop as was contemplated when the reinsurance programs were initially priced.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Since 2001, RGA has pursued various courses of action to reduce and eliminate its obligations associated with the reinsurance of Argentine pension accounts. RGA's actions have resulted in one ceding company demanding arbitration and could result in other litigation or arbitrations in the future. However, as of January 2006, RGA had commuted about 95% of its obligations associated with the business and is in discussions with the remaining clients regarding settlement of all obligations under the remaining treaties. Therefore, the risk of litigation or arbitrations in the future has significantly declined. While it is not feasible to predict or determine the ultimate outcome of any such future litigations or arbitrations or provide reasonable ranges of potential losses, it is the opinion of the Company's management, that their outcomes, after consideration of the provisions made in the Company's consolidated financial statements, would not have a material adverse effect on its consolidated financial position.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. In May 2004, the Company received a so-called "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, as of the date of the consolidated financial statements, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and MetLife, whether MetLife has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, MetLife advised the Attorney General for the State of New York that MetLife was not aware of any instance in which MetLife had provided a "fictitious" or "inflated" quote. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and MetLife's awareness of any "sham" bids for business. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that MetLife submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom MetLife submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company, a subsidiary of the Company, and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another broker-related action against Paragon Life is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that MetLife, Inc., Metropolitan Life, Paragon Life and several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. The Company intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that additional subpoenas, interrogatories, requests and lawsuits will be received. The Company and MetLife will fully cooperate with all regulatory inquiries and intend to vigorously defend all lawsuits.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

COMMITMENTS

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                        GROSS
                                                              RENTAL    RENTAL
                                                              INCOME   PAYMENTS
                                                              ------   --------
                                                                (IN MILLIONS)
2006........................................................   $10       $ 7
2007........................................................   $ 6       $ 6
2008........................................................   $ 5       $ 5
2009........................................................   $ 2       $ 4
2010........................................................   $ 1       $ 3
Thereafter..................................................   $ 2       $12

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were less than $1 million at both December 31, 2005 and 2004. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $26 million and $17 million at December 31, 2005 and 2004, respectively.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February, 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of treasury stock.

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $2 million to $10 million, with a cumulative maximum of $15 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2005 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed insurer engaged. Some states permit insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $100 thousand. The Company maintained a liability of $5 million and a related asset for premium tax offsets of $4 million at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company has been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

10.  EMPLOYEE BENEFIT PLANS

PENSION PLANS AND OTHER BENEFIT PLANS

     Prior to January 1, 2003, General American, directly or through a wholly-owned subsidiary, was the sponsor and administrator of a qualified and several non-qualified defined benefit pension plans covering eligible employees. On December 31, 2002, the qualified plan was merged into the Metropolitan Life Retirement Plan for United States Employees (the "MetLife Plan"), a qualified defined benefit pension plan sponsored and administered by Metropolitan Life. The Company has no legal obligation for benefits under the MetLife Plan.

     On January 1, 2003, substantially all employees of the Company who are now covered under the MetLife Plan also became employees of certain subsidiaries of MetLife. Certain of these employees continue to be provided to the Company and therefore the Company is allocated expenses associated with the pension benefits offered to these employees. The Company's share of such allocated expenses included in the accompanying consolidated financial statements was $8 million, $8 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively. In addition, certain retired employees of the Company are provided postretirement health care and life insurance benefits through a plan sponsored by Metropolitan Life. As the Company has no legal obligation for benefits under this plan, the assets and obligations are not included in the accompanying consolidated financial statements and additional disclosures below. However, the Company is allocated expenses related to the postretirement benefits offered to the retirees of the Company. The Company's allocated share of expenses related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to these postretirement benefits and included in the accompanying consolidated financial statements was $3 million, $2 million and $3 million for the years ended December 31 2005, 2004 and 2003, respectively.

     General American, or its subsidiaries, continues as sponsor of the non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while they are employed, but are not accruing additional benefits in the plan.

     RGA also sponsors a separate qualified defined benefit pension plan for its eligible employees. Employees of RGA may also become eligible for certain qualified postretirement health care and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2005      2004      2005     2004
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 53      $ 48      $  9     $ 5
  Service cost..............................................      2         2         1       1
  Interest cost.............................................      3         3        --      --
  Actuarial losses (gains)..................................      5         2        --       3
  Benefits paid.............................................     (3)       (2)       --      --
                                                               ----      ----      ----     ---
Projected benefit obligation at end of year.................     60        53        10       9
                                                               ----      ----      ----     ---
Change in plan assets:
Contract value of plan assets at beginning of year..........     14        10        --      --
  Actual return on plan assets..............................     --         1        --      --
  Employer contribution.....................................      2         3        --      --
                                                               ----      ----      ----     ---
Contract value of plan assets at end of year................     16        14        --      --
                                                               ----      ----      ----     ---
Underfunded.................................................    (44)      (39)      (10)     (9)
Unrecognized net actuarial losses (gains)...................     23        19         4       4
Unrecognized prior service cost.............................    (20)      (22)       --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===
Qualified plan prepaid pension cost.........................   $ (2)     $ (1)     $ --     $--
Non-qualified plan accrued pension cost.....................    (46)      (47)       (6)     (5)
Accumulated other comprehensive income......................      7         6        --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                                        NON-QUALIFIED
                                                      QUALIFIED PLAN        PLAN           TOTAL
                                                      ---------------   -------------   -----------
                                                       2005     2004    2005    2004    2005   2004
                                                      ------   ------   -----   -----   ----   ----
                                                                      (IN MILLIONS)
Aggregate fair value of plan assets.................   $16      $14     $ --    $ --    $ 16   $ 14
Aggregate projected benefit obligation..............    22       18       38      35      60     53
                                                       ---      ---     ----    ----    ----   ----
Underfunded.........................................   $(6)     $(4)    $(38)   $(35)   $(44)  $(39)
                                                       ===      ===     ====    ====    ====   ====

     The accumulated benefit obligation, for all defined benefit pension plans, was $53 million and $48 million at December 31, 2005 and 2004, respectively. The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2005 and 2004.

     The components of net periodic benefit cost were as follows:

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -------------------
                                                 2005   2004   2003   2005   2004   2003
                                                 ----   ----   ----   ----   ----   -----
                                                              (IN MILLIONS)
Service cost...................................  $ 2    $ 2    $ 1    $ 1    $ 1    $  --
Interest cost..................................    3      3      3     --     --       --
Expected return on plan assets.................   (1)    (1)    (1)    --     --       --
Amortization of prior actuarial losses
  (gains)......................................    1      1      1     --     --       --
Amortization of prior service cost.............   (2)    (2)    (2)    --     --       --
                                                 ---    ---    ---    ---    ---    -----
Net periodic benefit (credit) cost.............  $ 3    $ 3    $ 2    $ 1    $ 1    $  --
                                                 ===    ===    ===    ===    ===    =====

ASSUMPTIONS

     Assumptions used in determining the obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                     PENSION BENEFITS    OTHER BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................  5.77%     5.92%     5.75%    6.00%
Rate of compensation increase......................  4%-8%     4%-8%      N/A      N/A

     The assumptions used in determining net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                                     ---------------------------------------------
                                       PENSION BENEFITS         OTHER BENEFITS
                                     ---------------------   ---------------------
                                     2005    2004    2003    2005    2004    2003
                                     -----   -----   -----   -----   -----   -----
Weighted average discount rate.....  5.76%   5.46%   6.75%   5.75%   6.50%   6.50%
Expected return on plan assets.....  8.50%   8.50%   8.75%    N/A     N/A     N/A
Rate of compensation increase......  4%-8%   4%-8%   4%-8%    N/A     N/A     N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan asset by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES return derived using this approach will fluctuate from year to year, the Company's policy is to hold long-term assumptions constant as it remains within reasonable tolerance from the derived rate.

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2005                     2004
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  11% down to 5% in 2012   12% down to 5% in 2012
Medicare eligible claims.............  11% down to 5% in 2012   12% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trends would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost
  components......................................         $  --                   $--
Effect on accumulated postretirement benefit
  obligation......................................         $   2                   $(2)

PLAN ASSETS

     The weighted average allocation of pension plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
ASSET CATEGORY
Equity securities...........................................    75%     76%
Fixed maturities............................................    25%     24%
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     The weighted average target allocation of pension plan assets for 2006 is as follows:

                                                               PENSION
                                                               BENEFITS
                                                               --------
ASSET CATEGORY
Equity securities...........................................      75%
Fixed maturities............................................      25%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     The Company expects to contribute $7 million to its pension plan and $136 thousand to its other benefit plans during 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service, as appropriate, are expected to be as follows:

                                                            PENSION BENEFITS   OTHER BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2006......................................................        $ 5              $  --
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 5              $  --
2011-2015.................................................        $30              $   2

SAVINGS AND INVESTMENT PLANS

     The Company and MetLife sponsor savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $3 million, $2 million and $2 million to these plans during the years ended December 31, 2005, 2004 and 2003, respectively.

11.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, MetLife Inc. transferred 2,532,600 shares of common stock of RGA to Equity Intermediary Company ("EIC"), a subsidiary of the Company, in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

     In December 2004, MetLife contributed the 93,402 Preferred Shares of EIC to the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of:
(i) 10% of the insurance subsidiaries' statutory surplus as of the immediately preceding calendar year or (ii) the insurance subsidiaries' statutory gain from operations for the preceding year (excluding realized investment gains). The Company paid to GenAmerica stockholder dividends in the amount of $13 million, $40 million and $1 million for the years ended December 31, 2005, 2004 and 2003. As of December 31, 2005, the maximum amount of the dividend, which may be paid to GenAmerica from the Company in 2006, without prior regulatory approval, is $167 million.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. Each of the Holding Company's U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has fully adopted Codification for the preparation of statutory financial statements of insurance companies domiciled in Missouri. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net loss of General American Life Insurance Company, a Missouri domiciled insurer, was $34 million, $80 million and $151 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $1,677 million and $1,297 million at December 31, 2005 and 2004, respectively.

OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Holding gains on investments arising during the year........   $123     $210     $ 242
Income tax effect of holding gains..........................    (55)     (88)     (111)
Reclassification adjustments:
  Recognized holding losses included in current year
     income.................................................    (21)     (89)      (54)
  Amortization of premium and accretion of discounts
     associated with investments............................     (8)     (14)      (45)
  Income tax effect.........................................     15       43        45
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................     42       77       (10)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    (21)     (32)        5
                                                               ----     ----     -----
Net unrealized investment gains.............................     75      107        72
Foreign currency translation adjustment.....................      3       14        25
Minimum pension liability adjustment........................      2       (1)       (5)
                                                               ----     ----     -----
Other comprehensive income..................................   $ 80     $120     $  92
                                                               ====     ====     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   39   $   46   $   68
Commissions................................................     493    1,076      959
Interest and debt issue costs..............................      50       48       44
Amortization of policy acquisition costs...................     697      495      448
Capitalization of policy acquisition costs.................    (649)    (960)    (958)
Minority interest..........................................     164      162      132
Other......................................................     353      389      380
                                                             ------   ------   ------
  Total other expenses.....................................  $1,147   $1,256   $1,073
                                                             ======   ======   ======

13.  ACQUISITIONS AND DISPOSITIONS

     In March, 2005, the Company dissolved its wholly owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life. The amount received below book value was recorded as a return of capital to Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were $7 million and ($1) million for the years ended December 31, 2004 and 2003, respectively.

     In December 2004, EIC, a wholly owned subsidiary of the Company, was dissolved. See Note 11.

     In September 2003, RGA announced a coinsurance agreement under which it assumed the traditional U.S. life insurance business of Allianz Life Insurance Company of North America. The transaction closed during the fourth quarter of 2003 with an effective date retroactive to July 1, 2003. The transaction added approximately $278 billion of life insurance in-force, $246 million of premiums and $11 million of pre-tax income, excluding minority interest expense, to the fourth quarter of 2003.

14.  DISCONTINUED OPERATIONS

REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Investment income...........................................   $--       $ 2       $--
Investment expense..........................................    --        (1)       (1)
Net investment gains (losses)...............................    --        --        (1)
                                                               ---       ---       ---
  Total revenues............................................    --         1        (2)
Provision for income taxes..................................    --        --         1
                                                               ---       ---       ---
  Income (loss) from discontinued operations net of income
     tax....................................................   $--       $ 1       $(1)
                                                               ===       ===       ===

     There was no real estate related to discontinued operations at December 31, 2005 and 2004.

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2005                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,868     $ 6,235
  Long-term debt.........................................             $   900     $   953
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2004                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $13,912     $13,912
  Equity securities......................................             $   178     $   178
  Mortgage loans on real estate..........................             $ 1,090     $ 1,133
  Policy loans...........................................             $ 2,625     $ 2,625
  Short-term investments.................................             $    86     $    86
  Cash and cash equivalents..............................             $   372     $   372
  Mortgage loan commitments..............................    $17      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,301     $ 5,808
  Long-term debt.........................................             $   506     $   540
  Shares subject to mandatory redemption.................             $   158     $   223
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,461     $ 1,461

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances which do not have final contractual maturities are assumed to equal their current net surrender value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LONG-TERM DEBT AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables under securities loaned and other transactions approximate fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $192 million and ceded benefits and related costs of $143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. The recapture of this agreement resulted in a pre-tax gain of $1 million for the year ended December 31, 2005.

     On December 23, 2004, the Company dissolved its wholly owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     In 2003, the Company received a non-cash capital contribution of $131 million associated with Metropolitan Life's transfer of the outstanding shares of RGA common stock to EIC.

     Effective January 2001, the Company entered into a financial reinsurance agreement with Metropolitan Life. Metropolitan Life assumes substantially all of the Company's supplementary contracts without life contingencies. The Company had policyholder account balances and corresponding recoverables from reinsurers, in premiums and other receivables, for the same amounts of $143 million and $146 million at December 31, 2005 and 2004 respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     RGA has reinsurance transactions with Metropolitan Life and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $189 million, $127 million and $119 million in 2005, 2004 and 2003, respectively. The earned premiums reflect the net of business assumed from and ceded to Metropolitan Life and its subsidiaries. The pre-tax income on this business was approximately $10 million, $27 million and $12 million in 2005, 2004 and 2003, respectively.

     Under the terms of a master service agreement with Metropolitan Life, the Company and its subsidiaries paid $5 million, $7 million and $6 million in investment management fees and $87 million, $110 million and $100 million for other administrative services in 2005, 2004 and 2003, respectively. The Company had $976 million and $519 million of receivables with affiliates as of December 31, 2005 and 2004, respectively.

     At December 31, 2005, the Company held no assets in the Metropolitan Money Market Pool of affiliated companies. At December 31, 2004, the Company held $44 million of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $464 million and $495 million, and $191 million and $198 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on those transfers were $31 million and $7 million for the years ended December 31, 2005 and 2004, respectively. There were no assets transferred for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $382 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     These transactions are based upon agreed upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

17.  SUBSEQUENT EVENTS

     On May 1, 2006, the Company sold its wholly owned subsidiary, Paragon, to its ultimate parent, MetLife. Immediately following the sale, MetLife merged Paragon with and into Metropolitan Life. The Company received consideration of approximately $76 million for Paragon. At December 31, 2005, Paragon had total assets of $727 million, total liabilities of $643 million, and net income of $7 million.

     On June 28, 2006, a subsidiary of RGA, Timberlake Financial L.L.C. completed an offering of $850 million of 30-year notes. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. and its assets with no recourse to RGA or its subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering will provide long-term collateral to support Regulation Triple X reserves on approximately
1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA.

     On June 28, 2006, the Company paid to GenAmerica stockholder dividends in the amount of $13 million.

PARTC

                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
--------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Statement of Assets and Liabilities as of December 31, 2005.
     3.  Statement of Operations for the year ended December 31, 2005.
     4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.
     5.  Notes to Financial Statements - December 31, 2005.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Balance Sheets as of December 31, 2005 and 2004.
     3.  Statements of Income for the years ended December 31, 2005, 2004 and
         2003.
     4. Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

The following consolidated financial statements of General American as Guarantor are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
     3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

b.         Exhibits
--------------------------------------------------------------------------------

     1. (i) Resolution of the Board of Directors of First MetLife Investors Insurance Company authorizing the establishment of the Variable Account (1)

     2.         Not Applicable
     3.  (i)    Principal Underwriter's and Selling Agreement and
                Amendment (7)
         (ii)   Form of Selling Agreement (1)
     4.         Individual Flexible Purchase Payment Deferred Variable
                Annuity Contract (1)
         (i)    Rebalancing Transfers Endorsement (2)
         (ii)   Automatic Withdrawals Endorsement (1)
         (iii)  Dollar Cost Averaging Endorsement (2)
         (iv)   Endorsement (Death Benefit) (1)
         (v)    Withdrawal Charge Endorsement (3)
         (vi)   Form of Endorsement (Name Change) (4)
     5.         Application for Variable Annuity (2)
     6.  (i)    Copy of Articles of Incorporation of First MetLife Investors
                Insurance Company (1)
         (ii)   Copy of Amended and Restated By-Laws of First MetLife
                Investors Insurance Company (5)
     7.         Reinsurance Agreement between First MetLife Investors
                Insurance Company and Metropolitan Life Insurance
                Company (6)
     8.  (i)    Participation Agreement between First MetLife Investors
                Insurance Company and Met Investors Series Trust (5)
         (ii)   Participation Agreement between Metropolitan Series Fund,
                Inc., Metropolitan Life Insurance Company and First MetLife
                Investors Insurance Company (7)
         (iii)  Form of Fund Participation Agreement between First Cova
                Life Insurance Company and Massachusetts Financial
                Services Company (4)
         (iv)   Form of Fund Participation Agreement among Oppenheimer
                Variable Account Funds, OppenheimerFunds, Inc. and First
                Cova Life Insurance Company (4)
         (v)    Form of Fund Participation Agreement among Kemper
                Variable Series, Scudder Kemper Investments, Inc,. Kemper
                Distributors, Inc. and First Cova Life Insurance Company (4)
         (vi)   Form of Fund Participation Agreement by and among AIM
                Variable Insurance Funds, Inc. AIM Distributors, Inc., First
                Cova Life Insurance Company and Cova Life Sales Company
                (4)
         (vii)  Form of Fund Participation Agreement among Russell
                Insurance Funds, Russell Fund Distributors, Inc. and First
                Cova Life Insurance Company (4)
         (viii) Participation Agreement between Franklin Templeton
                Variable Insurance Products Trust, Franklin Templeton
                Distributors, Inc. and First Cova Financial Life Insurance
                Company (5)
         (ix)   Participation Agreement among Putnam Variable Trust,
                Putnam Retail Management, Inc. and First Cova Life
                Insurance Company and Amendment (5)
         (viii) Participation Agreement among Metropolitan Series Fund,
                Inc., MetLife Advisers, LLC, Metropolitan Life Insurance
                Company and First MetLife Investors Insurance Company
                (7/1/04) (8)
         (ix)   Amended and Restated Net Worth Maintenance Agreement
                among MetLife, Inc. and First MetLife Investors Insurance
                Company (effective December 16, 2004) (9)

         (x) Guarantee Agreement (General American Life Insurance Company) (June 1, 1995) (Filed herewith)
     9.  (i)  Opinion and Consent of Counsel (filed herewith)
         (ii) Opinion and Consent of Counsel (General American Life Insurance Company) (filed herewith)
     10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)
     11.      Not Applicable
     12.      Agreement Governing Contribution (3)
     13. (i) Powers of Attorney for First MetLife Investors Insurance Company (filed herewith)
         (ii) Powers of Attorney for General American Life Insurance Company as Guarantor (filed herewith)

(1) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and 811-08306, filed on December 30, 1999.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and 811-08306, filed on May 14, 1996.
(3) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and 811-08306, filed on May 1, 2000.
(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and 811-08306, filed on May 1, 2001.
(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96775 and 811-08306, filed on October 15, 2002.
(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96775 and 811-08306, filed on April 30, 2003.
(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 333-96773 and 811-08306, filed on November 2, 2004.
(8) Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4 (File Nos. 333-96773 and 811-08306) filed on October 7, 2005.
(9) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4 (File Nos. 333-96773 and 811-08306) filed on April 21, 2006.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ---------------------------------------
Michael K. Farrell                    Chairman of the Board, President, Chief
5 Park Plaza, Suite 1900              Executive Officer and Director
Irvine, CA 92614

James P. Bossert                      Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                    Executive Vice President, General
5 Park Plaza, Suite 1900              Counsel, Secretary and Director
Irvine, CA 92614

Elizabeth M. Forget                   Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

Kevin J. Paulson                      Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Lisa S. Kuklinski                     Vice President and Director
260 Madison Avenue
New York, NY 10016

Jeffrey A. Tupper                     Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Charles V. Curcio                     Vice President - Finance
501 Route 22
Bridgewater, NJ 08807

Brian C. Kiel                         Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

John Rosenthal                           Vice President, Chief Hedging Officer
5 Park Plaza, Suite 1900
Irvine, CA 92614

Anthony J. Williamson                    Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Norse N. Blazzard                        Director
4401 West Tradewinds Avenue, Suite 207
Lauderdale by the Sea, FL 33308

Robert L. Davidow                        Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                            Director
501 Route 22
Bridgewater, NJ 08807

Richard A. Hemmings                      Director
Lord, Bissell & Brook
115 S. La Salle Street
Chicago, IL 60603

Thomas A. Price                          Director
Bank of New York
One Wall Street
New York, NY 10286

Paul Sylvester                           Director
10 Park Avenue
Morristown, NJ 07967

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.    Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  3) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation which has the right to elect 5 of 7 directors and other shareholders hold 100% of the participating common stock classes A and B of such corporation, which classes have the right collectively to elect 2 out of a total of 7 directors.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 18 Qualified Contract Owners and 65 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article VII, Section VII.1) provide that:

   The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

   The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

   The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

   A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

(1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

(2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

   (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this
Article VII has been met by such director, officer or employee, or

   (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

   Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

   Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

   If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

   The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

   No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

 MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund VA for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities

MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
MetLife of CT Variable Life Insurance Separate Account Four
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

Name and Principal Business Address    Positions and Offices with Underwriter
-----------------------------------    --------------------------------------
Paul Sylvester                         President, National Sales Manager-
10 Park Avenue                         Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                    Executive Vice President, Investment
260 Madison Avenue                     Fund Management & Marketing
New York, NY 10016

Paul A. LaPiana                        Executive Vice President, National
5 Park Plaza, Suite 1900               Sales Manager- Life
Irvine, CA 92614

Richard C. Pearson                     Executive Vice President, General
5 Park Plaza, Suite 1900               Counsel and Secretary
Irvine, CA 92614

Leslie Sutherland                      Senior Vice President, Channel
1 MetLife Plaza                        Head-Broker/Dealers
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                     Senior Vice President, Channel
5 Park Plaza, Suite 1900               Head-LTC
Irvine, CA 92614

Curtis Wohlers                         Senior Vice President, Channel
5 Park Plaza, Suite 1900               Head-Planners
Irvine, CA 92614

Andrew Aiello                          Senior Vice President, Channel
5 Park Plaza, Suite 1900               Head-National Accounts
Irvine, CA 92614

Edward C. Wilson                       Senior Vice President, Channel
5 Park Plaza, Suite 1900               Head-Wirehouse
Irvine, CA 92614

Myrna Solomon                          Senior Vice President, Channel
5 Park Plaza, Suite 1900               Head-Banks
Irvine, CA 92614

Peter Gruppuso                         Vice President, Chief Financial
485-E US Highway 1 South               Officer
Iselin, NJ 08830

Deborah L. Buffington                  Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                       Vice President and Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Anthony J. Williamson                  Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Michael K. Farrell                     Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

William J. Toppeta                     Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                 (1)                         (2)              (3)           (4)         (5)
                                                        Compensation on
                                                            Events
                                                        Occasioning the
                                       Net Underwriting Deduction of a
          Name of Principal             Discounts and   Deferred Sales   Brokerage     Other
             Underwriter                 Commissions         Load       Commissions Compensation
-------------------------------------- ---------------- --------------- ----------- ------------
MetLife Investors Distribution Company   $11,902,127          $0            $0           $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

         (a) Registrant
         (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266
         (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
         (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
         (e) First MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
         (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607
         (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
         (h) Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166
         (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. First MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

   These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

   Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

   During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California, on this 6th day of November, 2006.

                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                               (Registrant)

                  By: /s/ RICHARD C. PEARSON
                      -------------------------------------------------------
                      Richard C. Pearson
                      Executive Vice President, General Counsel and Secretary

                  By: FIRST METLIFE INVESTORS INSURANCE COMPANY
                       (Depositor)

                  By: /s/ RICHARD C. PEARSON
                      -------------------------------------------------------
                      Richard C. Pearson
                      Executive Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on November 6, 2006.

/s/ Michael K. Farrell*                Chairman of the Board, President,
-------------------------------------  Chief Executive Officer and Director
Michael K. Farrell

/s/ James P. Bossert *                 Executive Vice President and Director
-------------------------------------
James P. Bossert

/s/ Richard C. Pearson *               Executive Vice President, General
-------------------------------------  Counsel, Secretary and Director
Richard C. Pearson

/s/ Charles V. Curcio *                Vice President and Finance (principal
-------------------------------------  financial officer and principal
Charles V. Curcio                      accounting Officer)

                                       Director
-------------------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*                 Director
-------------------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget *              Director
-------------------------------------
Elizabeth M. Forget

/s/ George Foulke *                    Director
-------------------------------------
George Foulke

/s/ Richard A. Hemmings*               Director
-------------------------------------
Richard A. Hemmings

/s/ Lisa S. Kuklinski*                 Director
-------------------------------------
Lisa S. Kuklinski

/s/ Thomas A. Price *                  Director
-------------------------------------
Thomas A. Price

/s/ Paul Sylvester*                    Director
-------------------------------------
Paul Sylvester

/s/ Jeffrey A. Tupper *                Director
-------------------------------------
Jeffrey A. Tupper

                                              By: /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.,
                                                  Attorney-in-fact
                                                  November 6, 2006

* First MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  SIGNATURES

As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri, on this 6th day of November, 2006.

                                  GENERAL AMERICAN LIFE INSURANCE COMPANY
                                            (Guarantor)

                             By: /s/ WILLIAM C. LANE
                                 ----------------------------------
                                 William C. Lane
                                 Vice President and General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on November 6, 2006.

/s/ Lisa M. Weber*                     Chairman of the Board, President,
-------------------------------------  Chief Executive Officer and Director
Lisa M. Weber

/s/ Joseph J. Prochaska, Jr.*          Senior Vice President and Chief
-------------------------------------  Accounting Officer
Joseph J. Prochaska, Jr.

/s/ Anthony J. Williamson *            Senior Vice President, Treasurer and
-------------------------------------  Director
Anthony J. Williamson

/s/ Kenneth J. Eiger*                  Assistant Vice President and Actuary
-------------------------------------  (principal financial officer)
Kenneth J. Eiger

/s/ Michael K. Farrell *               Director
-------------------------------------
Michael K. Farrell

/s/ Leland C. Launer, Jr. *            Director
-------------------------------------
Leland C. Launder, Jr.

/s/ James L. Lipscomb*                 Director
-------------------------------------
James L. Lipscomb

/s/ Catherine A. Rein *                Director
-------------------------------------
Catherine A. Rein

/s/ Stanley J. Talbi*                  Director
-------------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri *                Director
-------------------------------------
Michael J. Vietri

/s/ William J. Wheeler *               Director
-------------------------------------
William J. Wheeler

                                              By: /s/ JOHN E. CONNOLLY, JR.
                                                  -----------------------------
                                                  John E. Connolly, Jr.,
                                                  Attorney-in-fact
                                                  November 6, 2006

* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


EX-99.B8 (x)     Guarantee Agreement (General American Life Insurance
                 Company)
EX-99.B9 (i)     Opinion and Consent of Counsel
EX-99.B9 (ii)    Opinion and Consent of Counsel (General American Life
                 Insurance Company)
EX-99.B10        Consent of Independent Registered Public Accounting Firm
                 (Deloitte & Touche LLP) for the Depositor, Registrant and the
                 Guarantor
EX-99.B13 (i)    Powers of Attorney for First MetLife Investors Insurance
                 Company
EX-99.B13 (ii)   Powers of Attorney for General American Life Insurance
                 Company